UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 37	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241

Amendment No. 131	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	November 1 , 2010

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on November 1 , 2010 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account - II • Nationwide Variable Account - 9

Prospectus supplement dated October 22, 2010 to
Prospectus dated May 1, 2010
This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective November 1, 2010, the following underlying mutual funds are available as investment options under your contract.
•	Huntington VA International Equity Fund
•	Huntington VA Situs Fund

2.	Effective November 1, 2010, “Appendix A: Underlying Mutual Funds” is amended to include the following:
Huntington VA International Equity Fund
Investment Adviser:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets
Huntington VA Situs Fund
Investment Adviser:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets

2.	Your prospectus offers the following underlying mutual fund as an investment option under your contract. Effective May 1, 2010, the investment option changed names as indicated below:

OLD NAME	NEW NAME
AIM V.I. Basic Value Fund – Series II	Invesco V.I. Basic Value Fund – Series II

Nationwide Life Insurance Company: • Nationwide Variable Account – 9

Prospectus supplement dated July 26, 2010 to
prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Termination of the Nationwide Allocation Architect Service

Effective as of the close of the New York Stock Exchange on November 26, 2010 (the "Termination Date"), the Nationwide Allocation Architect ("NAA") service will be terminated by Nationwide.  In addition, any client agreement signed with Nationwide Investment Advisers, LLC ("NIA") in connection with the NAA service will also terminate.  This means that after the Termination Date, NIA will no longer develop and maintain the NAA models and NIA will no longer have limited discretionary authority to allocate and rebalance Variable Account contract value in support of the NAA service.

If your contract does not currently participate in the NAA service, its termination will have no impact on your contract.

Terminating Participation in the NAA Service Prior to the Termination Date

If you are currently participating in the NAA service, at any time prior to the Termination Date you may elect to terminate your participation in the NAA service in accordance with the terms of your contract.  Any such election must be submitted to Nationwide’s home office in writing and must provide new current and future allocation instructions, subject to any investment restrictions applicable to your contract.  Transfers resulting from the current allocation instructions submitted with your election to terminate NAA will not be assessed a short-term trading fee and will not count as a transfer event for the purpose of U.S. mail restrictions.  See the "Short-Term Trading Fees" and "Transfer Restrictions" section of your prospectus.

Impact on Contracts Actively Participating in the NAA Service on the Termination Date

For those contracts still participating in the NAA service on the Termination Date, your then-current and future allocations of Contract Value among the Fixed Account, GTOs, and Sub-Accounts will not be affected by the termination of NAA.  Your Variable Account contract value will remain allocated to Sub-Accounts that made up the NAA model you were invested in on the Termination Date.  The portion of your subsequent purchase payments directed to the Variable Account will be allocated to the Sub-Accounts according to the last allocation percentages in effect for that NAA model.  After the Termination Date, the NAA service will simply no longer exist.

Additional Impacts on Contracts with Certain Optional Benefits Elected.  If you are currently participating in the NAA service on the Termination Date and you elected the Capital Preservation Plus Option, you will automatically be enrolled in the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") on the Termination Date.  Your Variable Account contract value will be assigned to the Custom Portfolio model that corresponds to the risk tolerance of the NAA model you were invested in on the Termination Date, using the last allocation percentages in effect for that NAA model.  Custom Portfolio's operation is similar to NAA in that your Sub-Account allocations will be rebalanced quarterly.  However, there will no longer be any active model management as was performed by NIA under the NAA service.  The end result is that you will have a static (unchanging) model that is rebalanced quarterly to the NAA model allocations in effect on the Termination Date.  There is no charge associated with Custom Portfolio.  See the "Custom Portfolio Asset Rebalancing Service" section of your prospectus.

After the Termination Date, you may elect to terminate participation in Custom Portfolio or change your allocation under the model subject to the terms of your contract.  Any such election must be submitted to Nationwide’s home office in writing and must provide new current and future allocation instructions, subject to any investment restrictions applicable to your contract.  Transfers made resulting from the current allocation instructions submitted with your election to terminate the Custom Portfolio model in which you were automatically enrolled are subject to any applicable short-term trading fee and will count as a transfer event for the purpose of U.S. mail restrictions.

Nationwide Life Insurance Company: • Nationwide Variable Account – 9

Prospectus supplement dated May 1, 2010 to
Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Nationwide Allocation Architect

Prior to annuitization, Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their Variable Account allocations invested according to an investment model.  Nationwide Allocation Architect is not available for contracts issued on or after May 1, 2008, or for contracts issued before May 1, 2008 that were not participating in Nationwide Allocation Architect as of May 1, 2008.  For contracts that were participating in Nationwide Allocation Architect as of May 1, 2008, Nationwide Allocation Architect will continue to be available until the contract owner terminates participation.  Once participation in Nationwide Allocation Architect is terminated, the contract owner cannot re-elect Nationwide Allocation Architect.

The investment models in Nationwide Allocation Architect diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of 7 available models:

•	Conservative;
•	Moderately Conservative;
•	Balanced;
•	Moderate;
•	Capital Appreciation;
•	Moderately Aggressive; and
•	Aggressive

Each model is comprised of Sub-Accounts of underlying funds that are currently available as investment options in this contract.  Certain Sub-Accounts that are not available in other Nationwide products that offer Nationwide Allocation Architect are not considered for inclusion in the models.  In addition, Sub-Accounts that are no longer available to all contract owners (as indicated in "Appendix A: Underlying Mutual Funds") are not considered for inclusion in the models.  The Sub-Accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about Nationwide Allocation Architect and the models is available in the brochure ("Form ADV Brochure") for the program.

Nationwide Investment Advisors, LLC ("NIA") as Investment Adviser

For those contract owners who elect Nationwide Allocation Architect, NIA will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  Currently, NIA has retained an independent third-party analytical firm to develop and maintain the models on its behalf.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  To participate in Nationwide Allocation Architect, contract owners will grant NIA limited discretionary authority to allocate and rebalance their Variable Account assets in accordance with the model they selected.  Contract owners may terminate this limited discretionary investment authority and participation in the service upon proper written notice to Nationwide and NIA.  Contract owners will receive a copy of NIA's Form ADV Brochure at the time of application or prior to electing the service.  The Form ADV Brochure contains more information about NIA's role as investment adviser and the independent third-party analytical firm it relies upon when providing these services to contract owners.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the Sub-Accounts within each model optimizes the return potential for that model, given its particular level of risk tolerance.  If necessary, the models will be updated on or about the second Friday in January and July of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more Sub-Accounts from a model, or changing the allocation percentages among existing Sub-Accounts.  Currently, NIA updates the models based on information received from an independent third-party analytical firm.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.  A contract owner who terminates their participation in the service cannot re-elect it.

On or about the second Friday in January and July of each year (or any other day that NIA updates the models), Nationwide will reallocate the Variable Account Contract Values of contracts participating in the service based on the updated model allocation information received from NIA.  The reallocation will rebalance the Variable Account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a recognized holiday or any day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the Variable Account Contract Value when the models change, Nationwide will also reallocate the Variable Account Contract Value on or about the second Friday in January, April, July, and October of each year, referred to as quarterly rebalancing.  If the scheduled date for a rebalance is a recognized holiday or any day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

When selecting a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The qualified financial adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, neither Nationwide nor NIA is responsible for determining the appropriateness of the model contract owners select.  Contract owners are responsible for notifying their financial adviser of any changes to their financial situation or risk profile.  Contract owners should periodically review with their financial adviser, their financial situation and risk profile to evaluate the appropriateness of their selected model.

Operation of the Contract While Nationwide Allocation Architect is in Effect

While Nationwide Allocation Architect is in effect, contract owners will not be permitted to transfer Contract Value among the Sub-Accounts or out of the Sub-Accounts (to the Fixed Account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing Fixed Account Contract Value into the Variable Account (and thus, the selected model) only at the end of the guarantee term.  Any subsequent payments submitted that are to be allocated to the Sub-Accounts will also be allocated according to the currently selected model.  Any surrenders taken from the contract while Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

Changing Models

Contract owners participating in Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models, received in good order by Nationwide, will be immediately implemented and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the Contract Value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, the models may not perform as intended and neither Nationwide nor NIA guarantees that participation in Nationwide Allocation Architect will result in a profit or protect against a loss.  A contract owner’s Contract Value could be better or worse by participating in Nationwide Allocation Architect than if the contract owner had not participated.  A model may perform better or worse than any single Sub-Account or asset class or other combinations of Sub-Accounts and asset classes.

NIA may be subject to competing interests related to the selection of Sub-Accounts in the models.  Specifically, some of the Sub-Accounts offered in Nationwide Allocation Architect correspond to underlying mutual funds managed by a NIA-affiliated company and some underlying mutual funds may pay more revenue to Nationwide than others.  The independent third-party analytical firm provides the models, selects the Sub-Accounts to be used to populate the models (within the universe of Sub-Accounts available in the contract determined by Nationwide and described previously) and provides changes to the models’ asset allocation or Sub-Account selection.  NIA believes that its reliance on the recommendations of a third-party analytical firm to develop, maintain, and update the models reduces or eliminates the potential for NIA to be influenced by these competing interests, but there can be no assurance of this.

America’s Future Horizon Annuity
The BB&T Future Annuity
The Best of America® America’s Future Annuity®
The Best of America® America’s Future Annuity® (Key)
NEA Valuebuilder futuresm
Waddell & Reed Advisors Select Plus Annuitysm
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2010.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2010), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 48.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
Information about this and other Nationwide products can be found at: www.nationwide.com.
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.

•	American Century Variable Portfolios II, Inc.

•	American Century Variable Portfolios, Inc.

•	BB&T Variable Insurance Funds

•	BlackRock Variable Series Funds, Inc.

•	Credit Suisse Trust

•	Dreyfus

•	Dreyfus Investment Portfolios

•	Dreyfus Variable Investment Fund

•	Federated Insurance Series

•	Fidelity Variable Insurance Products Fund

•	Franklin Templeton Variable Insurance Products Trust

•	Invesco

•	Ivy Funds Variable Insurance Portfolios, Inc.

•	Janus Aspen Series

•	JPMorgan Insurance Trust

•	MFS® Variable Insurance Trust

•	MFS® Variable Insurance Trust II

•	Nationwide Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust

•	Oppenheimer Variable Account Funds

•	PIMCO Variable Insurance Trust

•	Royce Capital Fund

•	SBL Fund

•	T. Rowe Price Equity Series, Inc.

•	The Universal Institutional Funds, Inc.

•	Van Eck Variable Insurance Products Trust

•	Victory Variable Insurance Funds

•	Wells Fargo Advantage Funds

For a complete list of the available Sub-Accounts, please refer to Appendix A: Underlying Mutual Funds.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the Fixed Account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant - The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity Unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract Value- The total value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners’ interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC – Federal Deposit Insurance Corporation.

Fixed Account- An investment option that is funded by Nationwide’s General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities and Exchange Commission.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	8
Example	9
Synopsis of the Contracts	9
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	12
Condensed Financial Information	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation	12
Security Distributors, Inc	12
Waddell & Reed, Inc.	12
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	15
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	17
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	19
Reduced Purchase Payment Option
CDSC Options and Charges
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	27
Contract Ownership	27
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	28
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	32

Table of Contents (continued)	Page
Surrender (Redemption) Prior to Annuitization	32
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	34
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	35
Contract Owner Services	35
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service
Annuity Commencement Date	37
Annuitizing the Contract	37
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	41
Upon Death
Death Benefit Payment
Statements and Reports	44
Legal Proceedings	44
Table of Contents of Statement of Additional Information	48
Appendix A: Underlying Mutual Funds	49
Appendix B: Condensed Financial Information	65
Appendix B: Condensed Financial Information (Waddell & Reed)	115
Appendix C: Contract Types and Tax Information	124
Appendix D: State Variations	134

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$252
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%6 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option9 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option10 (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option11 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option12 (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
(continued on next page)

Recurring Contract Expenses (continued)
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.
0.45%13 1.40%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40%14 1.35%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%15 1.45%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only)	0.05%
Hardship Waiver (Tax Sheltered Annuities only)	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2009, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.29%	1.99%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the contract owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  This option is not available to contracts issued as Investment-only Contracts.

7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

9 This option may not be elected with another death benefit option.

10 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

11 This option may not be elected with another death benefit option.

12 This option may be elected alone or along with One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

13 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.

14 The Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.

15 The Capital Preservation Plus Option may only be elected at the time of application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.992%)	1,219	2,273	3,297	5,901	*	1,848	3,042	5,901	624	1,848	3,042	5,901
Minimum Total Underlying Mutual Fund Operating Expenses (0.29%)	1,040	1,768	2,506	4,563	*	1,343	2,251	4,563	445	1,343	2,251	4,563

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Contract Types and Tax Information in Appendix C.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to contract owners at the time of application.  Each CDSC option has different characteristics and costs.  The annual charge associated with each option is charged as a percentage of the Daily Net Assets of the Variable Account.  They are as follows:

Option	Contract Type	Annual Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

A Reduced Purchase Payment Option is available at the time of application.  If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.10%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application.  If the contract owner elected one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets of the Variable Account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account.  Nationwide will discontinue deducting this charge seven years from the date the contract was issued.  Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the

Fixed Account will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Security Distributors, Inc.

The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

Waddell & Reed, Inc.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets.  The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account.  The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally,

Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s Fixed Account matures.

At that time, the contract owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.  If Contract Value is allocated to the Fixed Account and the contract owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the Fixed Account will, for the first seven Contract Years, be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law for any given year.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see Appendix D: State Variations later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the Contract Value (less any market value adjustment):

•	Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

•
The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

•	When a series of Nationwide contracts with different Annuitants have the same unitary control or ownership;

•	The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide’s rights and does not stop Nationwide from asserting its rights at any future date.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.  If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the contract owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates

(the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2009, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the contract owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit;

(3)	from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected); or

(4)
if the contract owner elected an optional death benefit (not the standard death benefit) and the conditions described in the "Long-Term Care/Nursing Home Waiver Option" section of the "Death Benefit Calculation" provision are met.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Reduced Purchase Payment Option

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.  This option is not available for Investment-only Contracts.  Nationwide may realize a profit from the charge assessed for this option.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide.  Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver.  Nationwide will waive CDSC if a contract owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

(1)	the contract owner has been the owner of the contract for 10 years; and

(2)	the contract owner has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)).  The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charges assessed for these options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one or both of the Guaranteed Minimum Income Benefit Options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets of the Variable Account, depending on the options chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Extra Value Option

Applicants should be aware of the following prior to electing the Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, contract owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the extra value credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the extra value credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, the contract owner can purchase an Extra Value Option at the time of application.  Nationwide may reduce this charge.

Allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide’s General Account.  The amount credited will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different Variable Account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total Variable Account charges under the contract will be an annualized rate of 1.40% of the Daily Net Assets of the Variable Account for the first seven years of the contract.  If the Extra Value Option is not elected, total Variable Account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the Daily Net Assets of the Variable Account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a)	a 1.40% Variable Account charge for the first seven years of the contract, plus the Extra Value Option credit; or

(b)	a 0.95% Variable Account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total Variable Account charges of 1.40%) and contracts with no additional contract options (total

Variable Account charges of 0.95%).  The figures are based upon:

(a)	a $100,000 initial purchase payment with no additional purchase payments;

(b)	the deduction of Variable Account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the Daily Net Assets of the Variable Account; and

(c)	an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

7.75% Rate of Return

Contract Year	Base Contract (0.95% total asset charges)	Contract With Extra Value Option (1.40% total asset charges)
1	$106,727	$109,465
2	$113,906	$116,336
3	$121,568	$123,638
4	$129,745	$131,399
5	$138,472	$139,647
6	$147,787	$148,412
7	$157,728	$157,728
8	$168,337	$168,337
9	$179,661	$179,661
10	$191,746	$191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of Contract Years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a)	the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b)	withdrawals that are subject to a CDSC are taken before the end of the seventh Contract Year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount.  In certain states that require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture.  For example, if a contract owner withdraws 13% of purchase payments made within the first Contract Year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization or to meet minimum distribution requirements under the Internal Revenue Code.

In addition, no recapture will take place after the seventh Contract Year.

After the end of the first seven Contract Years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

New York Recapture Provisions

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following schedule:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3,4 and 5	2%
6 and 7	1%
After year 7	0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the Sub-Accounts and the Fixed Account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.  In addition, no recapture will take place after the seventh Contract Year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the contract owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable,

Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and co-annuitant, the term Annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	purchase payments, proportionately adjusted for withdrawals; and

c =	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a =	Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;

c =	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d =	any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts of the Variable Account, the Fixed Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

1)	A Guaranteed Term Option corresponding to the length of the elected program period;

2)	Non-Guaranteed Term Option allocations, which consist of:

a)	the Fixed Account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions; and

b)	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service.

If Contract Value is allocated to the Fixed Account and the contract owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the

allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the Fixed Account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•	If Capital Preservation Plus is elected when the contract is purchased, any Contract Value allocated to the Fixed Account when the contract is purchased will receive the New Money Rate.

•
If Capital Preservation Plus is elected after the contract is purchased, any Contract Value allocated to the Fixed Account will begin a new Fixed Account guaranteed period and will receive the current Renewal Rate.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The Fixed Account and only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
BB&T Variable Insurance Funds
•	BB&T Capital Manager Equity VIF
BB&T Select Equity VIFDreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Invesco
•	Invesco V.I. Capital Development Fund: Series II
•	Invesco V.I. Core Equity Fund: Series I
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
•	Balanced
•	Bond
•	Core Equity
•	Dividend Opportunities
•	Growth
•	Mid Cap Growth
•	Value
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Growth Fund: Class I
•	NVIT Investor Destinations Funds:
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Small- & Mid-Cap Fund/VA: Non-Service Shares
Victory Variable Insurance Funds
•	Diversified Stock Fund: Class A

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2009:

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Invesco
•	Invesco V.I. Capital Appreciation Fund: Series II
Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available.  If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax adviser.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%.  Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the Annuitization Date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  The contract owner may also request a change in the Annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the Annuitization Date.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered.  The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different Annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life.  Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the Contract Value, less any market value adjustment.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the contract owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no  contingent Annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the Annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the Annuitant or co-annuitant. If upon notification of death of the contract owner(s), the Annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily Variable Account charges, which may include charges for optional benefits chosen by the contract owner.  The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets of the Variable Account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have Fixed Account allocations transferred to the Variable Account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the Variable Account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.  However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the Fixed Account (whether from the Variable Account or a Guaranteed Term Option) at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured.  No recapture will take place after the seventh Contract Year.  The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the Sub-Accounts, fixed account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/Annuitant dies;

•	the contract owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for asset rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.  Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain Sub-Accounts into other Sub-Accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	Fidelity VIP High Income Portfolio: Service Class R
Ivy Funds Variable Insurance Portfolios, Inc.
•	Money Market
Nationwide Variable Insurance Trust ("NVIT")
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

to any other underlying mutual fund.  These funds may or may not be available depending on when you purchased this policy. Please refer to Appendix A: Sub-Account Information for details on fund availability. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program that transfers amounts from the fixed account to the Variable Account is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market Sub-Account.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the contract owner’s age, as shown in the following table:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Custom Portfolio Asset Rebalancing Service

For contract owners that have elected the Capital Preservation Plus Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  Custom Portfolio is an asset allocation program that contract owners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result a profit or protect against loss in a declining market.

Custom Portfolio offers six asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The contract owner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model’s parameters, enabling the contract owner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire variable account contract value must participate in the model.

Note: Contract owners should consult with a qualified investment adviser regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the contract owner creates their "Custom Portfolio," that contract owner’s model is static.  This means that that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible contract owners must submit the proper administrative form to Nationwide’s home office.  While Custom Portfolio is elected, contract owners cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:

Conservative:                                Designed for contract owners that are willing to accept very little risk but still want to see a small amount of growth.

Moderately Conservative:                                           Designed for contract owners that are willing to accept some market volatility in exchange for greater potential income and growth.

Balanced:                 Designed for contract owners that are willing to accept some market volatility in exchange for potential long-term returns.

Moderate:                      Designed for contract owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.

Capital Appreciation:                                           Designed for contract owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.

Moderately Aggressive:                                           Designed for contract owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to contract owners at the time Custom Portfolio is elected.  At that time, contract owners elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the variable account contract value so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the contract owner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last valuation date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.

However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

Changing Models or Underlying Mutual Fund Allocations

Contract owners who have elected a Lifetime Income Option may change the underlying mutual fund allocations or percentages within their elected model or may change models and create a new "Custom Portfolio" within that new model.  Contract owners who have elected the Capital Preservation Plus Option are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, contract owners must submit new allocation instructions to Nationwide’s home office in writing on Nationwide’s administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a contract owner can make each year.

Terminating Participation in Custom Portfolio

Contract owners can terminate participation in Custom Portfolio by submitting a written request to Nationwide’s home office.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Capital Preservation Plus Option.  Termination is effective on the date the termination request is received at Nationwide’s home office in good order.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The contract owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or
•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.  The Nationwide Allocation Architect is not available after annuitization.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit Options ("GMIBs") are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on the option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant’s 86th birthday; and

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the Variable Account;

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND

(2)	the Annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦ The GMIBs may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the Annuitization Date.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant’s death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.    As is the case under option 1, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant’s death.

If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the Annuitization Date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	and …	and …	then the …
Contract Owner	The contract owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the Annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner and no death benefit is paid.
Contract Owner	The contract owner is the Annuitant	There is a surviving beneficiary	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the Annuitant	There is no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the Annuitant	There is no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the surviving contract owner.
Contract Owner	The contract owner is the Annuitant	There is no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the estate of the contract owner.
Annuitant	The Annuitant is not the contract owner	There is a surviving contingent Annuitant	Surviving contingent Annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant and no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner’s estate.

If the contract owner and Annuitant are the same, and the contract owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;
2)	as an annuity; or
3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the "Required Distributions" provisions in Appendix C.

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

Five-Year Reset Death Benefit (Standard Death Benefit)

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the Contract Value as of the most recent five year contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)	The spouses must each be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, Annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7)
If a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant.  If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse; and

(8)
If a co-annuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as contract owner as an agent for a natural person, the Annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v.

Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.    On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful "revenue sharing" payments.  NFS and NLIC continue to defend this lawsuit vigorously.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.  Among the legal proceedings to which Waddell & Reed, Inc. has been a party are the following proceedings relating to the distribution of variable annuities:

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide.  Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement (DOE) settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies.  The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr.  The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisers that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11 million.  Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.  Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

Security Distributors, Inc., the principal underwriter of the Contract ("SDI"), has been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by to MBC under the NEA Valuebuilder Program.  The other defendants include other affiliates of SDI and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above.  SDI and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint.  The District Court granted defendants’ motion to dismiss.  The plaintiffs have appealed to the Ninth Circuit Court of Appeals.  The briefs were filed and oral arguments were held.  The United States Department of Labor filed an amicus brief, which supported the defendants' position in the case.  SDI does not believe that the class action claims have merit and intends to continue to defend against the claims vigorously.

The general distributor, Security Distributors, Inc. does not believe that these claims are likely to have a material adverse effect on its ability to perform its duties as principal underwriter of the Contract.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241

Securities Act of 1933 Registration File No. 333-28995

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest mainly in equity securities.
Designation: FF

BB&T Variable Insurance Funds - BB&T Select Equity VIF (formerly, BB&T Variable Insurance Funds - BB&T Large Cap VIF)
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	The Fund seeks capital growth, current income or both, primarily through investment in stocks.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management
U.K. Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management, LLC
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares)
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity
Management & Research (U.K.) Inc., Fidelity Research & Analysis Company,
Fidelity Investments Japan Limited, Fidelity International Investment
Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity International Investment Advisors,
Fidelity International Investment Advisors (U.K.) Limited, Fidelity
Investments Japan Limited
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis
Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity International Investment Advisors,
Fidelity International Investment Advisors (U.K.) Limited, Fidelity
Investments Japan Limited
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity International Investment Advisors,
Fidelity International Investment Advisors (U.K.) Limited, Fidelity
Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Invesco - Invesco V.I. Basic Balanced Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital, and secondarily, current income.

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Core Equity Fund: Series I (AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Global Health Care Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long term growth of capital.

Invesco - Invesco V.I. Global Real Estate Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Sub-adviser:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.

Invesco - Invesco V.I. International Growth Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - International Value
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Effective May 1, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund Seeks maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
Effective May 1, 2003 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I)

Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe,
Australasia and Far East Index (“MSCI EAFE»Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund (“Aggressive Fund” or the
“Fund”) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth
of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor
Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund (“Conservative Fund” or
the “Fund”) seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund (“Moderate Fund” or the
“Fund”) seeks a high level of total return
consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund (“Moderately
Aggressive Fund” or the “Fund”) seeks
growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund
(“Moderately Conservative Fund” or the “Fund”)
seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc.
and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley
Investment Management; Neuberger Berman Management, Inc.; Putnam
Investment Management, LLC; Waddell & Reed Investment Management
Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective May 1, 2003 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares)
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in
Fixed Income Instruments that are economically tied to foreign (non-U.S.)
countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and
non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

SBL Fund - Series D (Global Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	Security Global Investors, LLC
Investment Objective:	Long-term capital growth.

SBL Fund - Series J (Mid Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Capital appreciation.

SBL Fund - Series N (Managed Asset Allocation Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.

SBL Fund - Series O (Equity Income Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income and capital appreciation.

SBL Fund - Series P (High Yield Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.

SBL Fund - Series Q (Small Cap Value Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term capital appreciation.

SBL Fund - Series V (Mid Cap Value Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

SBL Fund - Series X (Small Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

SBL Fund - Series Y (Select 25 Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of
non-U.S. issuers domiciled in EAFE countries.

Van Eck Variable Insurance Products Trust -  Van Eck VIP Emerging Markets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class)

Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Designation: STTF

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class)

Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.

Victory Variable Insurance Funds - Diversified Stock Fund: Class A
Investment Adviser:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:              1-800-848-6331, TDD 1-800-238-3035
writing:              Nationwide Life Insurance Company
        5100 Rings Road, RR1-04-F4
        Dublin, Ohio 43017-1522
checking
on-line at:         www.nationwide.com

The following Sub-Accounts were added to the Variable Account effective May 1, 2010, therefore, no Condensed Financial Information is available:

MFS® Variable Insurance Trust II
•	MFS® International Value Portfolio: Service Class
Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value: Class I
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio: II

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.214888	8.781806	41.30%	160,259	2009
	10.000000	6.214888	-37.85%	121,352	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.504963	12.559712	9.17%	2,123,553	2009
	11.802815	11.504963	-2.52%	2,068,283	2008
	10.883351	11.802815	8.45%	1,364,541	2007
	10.815767	10.883351	0.62%	1,172,362	2006
	10.751209	10.815767	0.60%	1,467,998	2005
	10.258243	10.751209	4.81%	1,050,182	2004
	10.000000	10.258243	2.58%	376,225	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.848764	12.690325	16.97%	1,897,741	2009
	16.744192	10.848764	-35.21%	2,320,206	2008
	16.917061	16.744192	-1.02%	2,931,156	2007
	14.586411	16.917061	15.98%	3,444,606	2006
	14.074150	14.586411	3.64%	4,615,071	2005
	12.575258	14.074150	11.92%	5,510,499	2004
	9.814828	12.575258	28.13%	6,227,886	2003
	12.289665	9.814828	-20.14%	6,377,032	2002
	13.539187	12.289665	-9.23%	7,038,530	2001
	15.291612	13.539187	-11.46%	7,018,117	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.954506	14.514074	32.49%	423	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	8.035950	10.343091	28.71%	369,808	2009
	10.724193	8.035950	-25.07%	494,309	2008
	11.083121	10.724193	-3.24%	384,408	2007
	10.000000	11.083121	10.83%	261,576	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.321547	17.003222	18.72%	3,291,569	2009
	19.746458	14.321547	-27.47%	4,275,059	2008
	21.016797	19.746458	-6.04%	5,146,998	2007
	17.882188	21.016797	17.53%	6,172,834	2006
	17.188018	17.882188	4.04%	7,402,388	2005
	15.177426	17.188018	13.25%	8,489,628	2004
	11.882018	15.177426	27.73%	8,848,958	2003
	13.728674	11.882018	-13.45%	8,706,954	2002
	12.285793	13.728674	11.74%	7,058,645	2001
	10.498316	12.285793	17.03%	3,301,779	2000

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	8.211211	10.186273	24.05%	15,818	2009
	13.419392	8.211211	-38.81%	15,725	2008
	13.274409	13.419392	1.09%	14,738	2007
	11.580298	13.274409	14.63%	16,474	2006
	10.949991	11.580298	5.76%	16,862	2005
	9.878421	10.949991	10.85%	18,827	2004
	7.948282	9.878421	24.28%	13,275	2003
	10.190488	7.948282	-22.00%	8,489	2002
	10.000000	10.190488	1.90%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Select Equity VIF - Q/NQ	8.165616	9.583968	17.37%	46,527	2009
	13.175748	8.165616	-38.03%	64,167	2008
	14.132268	13.175748	-6.77%	78,272	2007
	11.763706	14.132268	20.13%	79,577	2006
	11.109146	11.763706	5.89%	83,214	2005
	9.909926	11.109146	12.10%	92,315	2004
	8.093319	9.909926	22.45%	78,156	2003
	10.168487	8.093319	-20.41%	39,162	2002
	10.000000	10.168487	1.68%	0	2001*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	10.000000	12.100570	21.01%	345,344	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.103300	1.03%	21,799	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.183859	12.611563	23.84%	958,155	2009
	14.882353	10.183859	-31.57%	1,181,554	2008
	15.124914	14.882353	-1.60%	866,204	2007
	13.346255	15.124914	13.33%	1,009,375	2006
	12.565056	13.346255	6.22%	1,328,911	2005
	10.407808	12.565056	20.73%	1,540,213	2004
	7.626313	10.407808	36.47%	1,147,923	2003
	10.000000	7.626313	-23.74%	253,906	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	8.073183	10.695755	32.48%	1,466,458	2009
	12.429562	8.073183	-35.05%	1,741,086	2008
	11.642959	12.429562	6.76%	2,192,698	2007
	10.763956	11.642959	8.17%	2,572,597	2006
	10.487708	10.763956	2.63%	3,360,662	2005
	9.969151	10.487708	5.20%	4,261,513	2004
	7.987645	9.969151	24.81%	4,718,600	2003
	11.349542	7.987645	-29.62%	5,328,865	2002
	14.800297	11.349542	-23.32%	6,628,561	2001
	16.794438	14.800297	-11.87%	425,730	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.119785	12.663310	25.13%	10,097,504	2009
	16.253957	10.119785	-37.74%	11,845,450	2008
	15.591338	16.253957	4.25%	14,529,354	2007
	13.628340	15.591338	14.40%	17,244,709	2006
	13.142116	13.628340	3.70%	22,221,850	2005
	11.992131	13.142116	9.59%	26,967,465	2004
	9.431842	11.992131	27.15%	29,991,213	2003
	12.265220	9.431842	-23.10%	32,543,566	2002
	14.101205	12.265220	-13.02%	35,512,451	2001
	15.692141	14.101205	-10.14%	36,569,247	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	11.738307	14.249671	21.39%	1,369,567	2009
	16.822151	11.738307	-30.22%	1,658,742	2008
	15.853607	16.822151	6.11%	2,000,724	2007
	13.741095	15.853607	15.37%	2,459,480	2006
	13.290671	13.741095	3.39%	3,349,509	2005
	12.773575	13.290671	4.05%	4,118,795	2004
	10.642941	12.773575	20.02%	4,718,834	2003
	12.901502	10.642941	-17.51%	4,821,716	2002
	14.363060	12.901502	-10.18%	5,172,648	2001
	14.595134	14.363060	-1.59%	5,495,982	2000

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	12.091747	15.686533	29.73%	5,025	2009
	19.476865	12.091747	-37.92%	5,322	2008
	18.880452	19.476865	3.16%	6,126	2007
	15.547645	18.880452	21.44%	6,581	2006
	14.028393	15.547645	10.83%	6,800	2005
	11.800187	14.028393	18.88%	6,800	2004
	8.736895	11.800187	35.06%	6,056	2003
	10.049505	8.736895	-13.06%	124	2002
	10.000000	10.049505	0.50%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	7.208202	8.998722	24.84%	7,880	2009
	11.661228	7.208202	-38.19%	7,987	2008
	13.237727	11.661228	-11.91%	8,455	2007
	12.878795	13.237727	2.79%	6,673	2006
	12.289095	12.878795	4.80%	6,305	2005
	11.143238	12.289095	10.28%	6,184	2004
	8.542795	11.143238	30.44%	3,135	2003
	10.664159	8.542795	-19.89%	1,876	2002
	10.000000	10.664159	6.64%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.117837	15.648396	19.29%	3,090,100	2009
	14.284699	13.117837	-8.17%	3,692,418	2008
	13.685663	14.284699	4.38%	4,463,099	2007
	13.265501	13.685663	3.17%	4,856,315	2006
	13.220856	13.265501	0.34%	6,369,737	2005
	12.881356	13.220856	2.64%	7,095,885	2004
	12.427549	12.881356	3.65%	8,143,242	2003
	11.478449	12.427549	8.27%	7,863,778	2002
	10.729245	11.478449	6.98%	5,032,718	2001
	9.806807	10.729245	9.41%	1,638,098	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.414756	10.347901	22.97%	286,582	2009
	11.338890	8.414756	-25.79%	295,545	2008
	10.537213	11.338890	7.61%	189,261	2007
	10.000000	10.537213	5.37%	27,732	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.677586	9.792985	27.55%	181,489	2009
	11.519520	7.677586	-33.35%	167,409	2008
	10.557260	11.519520	9.11%	145,528	2007
	10.000000	10.557260	5.57%	68,193	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.145920	9.300869	30.16%	88,017	2009
	11.650666	7.145920	-38.67%	102,756	2008
	10.577460	11.650666	10.15%	76,760	2007
	10.000000	10.577460	5.77%	18,981	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.935519	18.726016	34.38%	7,150,600	2009
	24.517023	13.935519	-43.16%	8,493,356	2008
	21.065302	24.517023	16.39%	10,666,310	2007
	19.058055	21.065302	10.53%	11,648,561	2006
	16.466147	19.058055	15.74%	14,043,309	2005
	14.413145	16.466147	14.24%	14,587,477	2004
	11.336946	14.413145	27.13%	14,658,746	2003
	12.636709	11.336946	-10.29%	15,001,342	2002
	14.558242	12.636709	-13.20%	15,629,153	2001
	15.755094	14.558242	-7.60%	16,830,929	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.122950	8.950007	46.17%	972,948	2009
	13.557931	6.122950	-54.84%	1,194,207	2008
	9.398800	13.557931	44.25%	994,326	2007
	10.000000	9.398800	-6.01%	396,724	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.073962	12.974852	28.80%	7,407,926	2009
	17.751389	10.073962	-43.25%	8,906,341	2008
	17.672051	17.751389	0.45%	11,229,164	2007
	14.857681	17.672051	18.94%	12,664,083	2006
	14.183136	14.857681	4.76%	15,983,566	2005
	12.885834	14.183136	10.32%	18,906,340	2004
	9.967020	12.855834	28.98%	19,758,595	2003
	12.123397	9.967020	-17.79%	18,534,617	2002
	12.896641	12.123397	-6.00%	18,264,333	2001
	12.021290	12.896641	7.28%	15,756,237	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.913466	8.535201	44.33%	1,109,743	2009
	13.285152	5.913466	-55.49%	1,338,453	2008
	10.901275	13.285152	21.87%	1,741,744	2007
	10.451486	10.901275	4.30%	2,077,078	2006
	9.692526	10.451486	7.83%	2,834,579	2005
	9.140227	9.692526	6.04%	3,507,744	2004
	7.116855	9.140227	28.43%	4,135,611	2003
	9.201903	7.116855	-22.66%	4,846,275	2002
	10.858509	9.201903	-15.26%	5,952,156	2001
	13.235715	10.858509	-17.96%	7,163,757	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.136775	11.597350	26.93%	5,111,864	2009
	17.481983	9.136775	-47.74%	6,031,171	2008
	13.912262	17.481983	25.66%	7,830,177	2007
	13.159446	13.912262	5.72%	8,331,924	2006
	12.572083	13.159446	4.67%	10,918,404	2005
	12.291519	12.572083	2.28%	13,879,302	2004
	9.345645	12.291519	31.52%	16,698,958	2003
	13.517575	9.345645	-30.86%	17,097,622	2002
	16.588646	13.517575	-18.51%	20,422,678	2001
	18.830990	16.588646	-11.91%	21,776,437	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.108574	11.547337	42.41%	2,016,517	2009
	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007
	9.756538	10.744327	10.12%	5,694,880	2006
	9.607448	9.756538	1.55%	7,303,219	2005
	8.860680	9.607448	8.43%	8,889,914	2004
	7.045440	8.860680	25.76%	10,624,626	2003
	6.864641	7.045440	2.63%	9,076,687	2002
	7.866679	6.864641	-12.74%	9,831,409	2001
	10.262325	7.866679	-23.34%	9,388,222	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	8.108574	11.547337	42.41%	2,016,517	2009
	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.828838	12.407121	14.57%	2,417,242	2009
	11.311086	10.828838	-4.26%	1,740,137	2008
	10.958641	11.311086	3.22%	2,001,394	2007
	10.607357	10.958641	3.31%	1,586,982	2006
	10.490587	10.607357	1.11%	1,351,167	2005
	10.152709	10.490587	3.33%	763,425	2004
	10.000000	10.152709	1.53%	253,907	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.771027	9.390402	38.69%	1,302,714	2009
	11.300835	6.771027	-40.08%	1,209,110	2008
	9.879737	11.300835	14.38%	1,166,412	2007
	10.000000	9.879737	-1.20%	590,919	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.883459	13.630109	25.24%	670,866	2009
	19.574270	10.883459	-44.40%	824,298	2008
	16.861667	19.574270	16.09%	1,047,985	2007
	14.432708	16.861667	16.83%	1,260,983	2006
	12.247224	14.432708	17.84%	1,670,693	2005
	10.895150	12.247224	12.41%	2,033,030	2004
	7.680997	10.895150	41.85%	2,416,526	2003
	9.735184	7.680997	-21.10%	3,152,328	2002
	12.485012	9.735184	-22.03%	4,161,991	2001
	15.589761	12.485012	-19.92%	4,123,737	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.977800	13.753970	25.29%	1,026,265	2009
	19.748522	10.977800	-44.41%	1,243,059	2008
	17.009083	19.748522	16.11%	1,661,370	2007
	14.558529	17.009083	16.83%	1,862,957	2006
	12.358880	14.558529	17.80%	2,366,689	2005
	10.993637	12.358880	12.42%	2,334,274	2004
	7.747856	10.993637	41.89%	1,936,492	2003
	10.000000	7.747856	-22.52%	726,014	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.786548	12.139346	55.90%	472,696	2009
	16.101307	7.786548	-51.64%	435,006	2008
	15.394529	16.101307	4.59%	554,440	2007
	13.375338	15.394529	15.10%	573,305	2006
	13.166913	13.375338	1.58%	878,442	2005
	11.661980	13.166913	12.90%	1,204,275	2004
	7.461630	11.661980	56.29%	1,077,765	2003
	10.000000	7.461630	-25.38%	234,553	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.980471	10.718361	34.31%	1,246,350	2009
	11.453838	7.980471	-30.32%	1,140,138	2008
	11.145580	11.453838	2.77%	1,380,236	2007
	10.000000	11.145580	11.46%	604,332	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.531004	8.355085	27.93%	771,258	2009
	9.843856	6.531004	-33.65%	759,300	2008
	10.181083	9.843856	-3.31%	616,958	2007
	10.000000	10.181083	1.81%	467,577	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.613814	8.532754	29.01%	86,113	2009
	10.000000	6.613814	-33.86%	27,914	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.390682	10.927693	70.99%	443,195	2009
	13.632611	6.390682	-53.12%	214,545	2008
	10.694898	13.632611	27.47%	626,652	2007
	10.000000	10.694898	6.95%	103,519	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.910929	14.842882	36.04%	0	2009
	18.431660	10.910929	-40.80%	0	2008
	16.071862	18.431660	14.68%	0	2007
	13.332710	16.071862	20.54%	0	2006
	12.183825	13.332710	9.43%	0	2005
	10.347742	12.183825	17.74%	0	2004
	7.881371	10.347742	31.29%	0	2003
	10.000000	7.881371	-21.19%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.347316	9.984556	35.89%	469,094	2009
	12.444502	7.347316	-40.96%	433,439	2008
	10.883429	12.444502	14.34%	350,277	2007
	10.000000	10.883429	8.83%	146,244	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.117643	14.245372	17.56%	1,127,875	2009
	11.518924	12.117643	5.20%	1,280,417	2008
	10.474393	11.518924	9.97%	924,915	2007
	10.000000	10.474393	4.74%	307,769	2006*

Invesco - Invesco V.I. Basic Balanced Fund: Series I - Q/NQ	7.139530	9.464986	32.57%	4,064	2009
	11.686442	7.139530	-38.91%	8,200	2008
	11.544775	11.686442	1.23%	8,585	2007
	10.542647	11.544775	9.51%	11,994	2006
	10.108957	10.542647	4.29%	13,416	2005
	9.492064	10.108957	6.50%	13,718	2004
	8.235548	9.492064	15.26%	12,586	2003
	10.029632	8.235548	-17.89%	9,145	2002
	10.000000	10.029632	0.30%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	7.505128	9.000790	19.93%	789	2009
	13.176185	7.505128	-43.04%	872	2008
	11.876436	13.176185	10.94%	945	2007
	11.279431	11.876436	5.29%	2,518	2006
	10.462806	11.279431	7.81%	2,638	2005
	9.906737	10.462806	5.61%	3,487	2004
	7.722120	9.906737	28.29%	3,316	2003
	10.306554	7.722120	-25.08%	2,546	2002
	10.000000	10.306554	3.07%	0	2001*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.227597	7.446400	19.57%	13,542	2009
	10.958640	6.227597	-43.17%	12,718	2008
	9.902479	10.958640	10.67%	14,344	2007
	10.000000	9.902479	-0.98%	6,574	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.794205	8.149040	40.64%	37,255	2009
	11.064263	5.794205	-47.63%	76,437	2008
	10.105040	11.064263	9.49%	139,076	2007
	10.000000	10.105040	1.05%	74,527	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	9.886641	12.563847	27.08%	4,508	2009
	14.288332	9.886641	-30.81%	4,895	2008
	13.343109	14.288332	7.08%	5,340	2007
	11.542802	13.343109	15.60%	3,642	2006
	11.065372	11.542802	4.31%	658	2005
	10.252012	11.065372	7.93%	658	2004
	8.318791	10.252012	23.24%	658	2003
	9.948963	8.318791	-16.39%	318	2002
	10.000000	9.948963	-0.51%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	8.379600	10.596976	26.46%	0	2009
	11.852043	8.379600	-29.30%	0	2008
	10.698070	11.852043	10.79%	0	2007
	10.000000	10.698070	6.98%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	6.553935	8.538322	30.28%	0	2009
	11.954006	6.553935	-45.17%	0	2008
	12.777012	11.954006	-6.44%	0	2007
	10.000000	12.777012	27.77%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	12.831054	17.188194	33.96%	0	2009
	21.728168	12.831054	-40.95%	0	2008
	19.122834	21.728168	13.62%	0	2007
	15.055099	19.122834	27.02%	0	2006
	12.888436	15.055099	16.81%	0	2005
	10.493127	12.888436	22.83%	0	2004
	8.208210	10.493127	27.84%	0	2003
	10.000000	8.208210	-17.92%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	22.342511	23.86%	171,698	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.588604	9.528992	44.63%	4,684,644	2009
	11.944469	6.588604	-44.84%	5,143,244	2008
	8.826170	11.944469	35.33%	6,088,011	2007
	8.166150	8.826170	8.08%	4,710,519	2006
	7.324540	8.166150	11.49%	6,015,999	2005
	6.268456	7.324540	16.85%	6,891,137	2004
	5.263552	6.268456	19.09%	7,959,646	2003
	6.320884	5.263552	-16.73%	9,544,525	2002
	8.164119	6.320884	-22.58%	11,454,147	2001
	10.000000	8.164119	-18.36%	9,411,277	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	8.176468	12.722780	55.60%	331,615	2009
	14.713725	8.176468	-44.43%	307,268	2008
	12.201282	14.713725	20.59%	388,663	2007
	11.411879	12.201282	6.92%	296,146	2006
	10.348841	11.411879	10.27%	338,147	2005
	10.361529	10.348841	-0.12%	392,194	2004
	7.109777	10.361529	45.74%	422,530	2003
	10.000000	7.109777	-28.90%	308,974	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.703756	4.201804	55.41%	1,705,569	2009
	4.872056	2.703756	-44.50%	1,996,954	2008
	4.041990	4.872056	20.54%	2,558,198	2007
	3.784405	4.041990	6.81%	2,238,780	2006
	3.425003	3.784405	10.49%	2,722,770	2005
	3.438379	3.425003	-0.39%	3,389,369	2004
	2.369918	3.438379	45.08%	4,202,497	2003
	4.050734	2.369918	-41.49%	5,465,944	2002
	6.524649	4.050734	-37.92%	8,217,099	2001
	10.000000	6.524649	-34.75%	8,158,988	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.871471	24.604046	77.37%	1,444,659	2009
	29.304757	13.871471	-52.66%	1,285,412	2008
	23.101859	29.304757	26.85%	1,673,535	2007
	15.898684	23.101859	45.31%	1,539,290	2006
	12.158014	15.898684	30.77%	1,039,360	2005
	10.339930	12.158014	17.58%	1,027,485	2004
	7.758658	10.339930	33.27%	1,072,877	2003
	10.000000	7.758658	-22.41%	824,343	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	8.159176	14.472005	77.37%	1,791,462	2009
	17.243848	8.159176	-52.68%	2,286,059	2008
	13.599656	17.243848	26.80%	2,954,089	2007
	9.363535	13.599656	45.24%	2,603,441	2006
	7.164672	9.363535	30.69%	3,099,450	2005
	6.094511	7.164672	17.56%	3,714,687	2004
	4.573528	6.094511	33.26%	4,577,965	2003
	6.219459	4.573528	-26.46%	6,343,194	2002
	8.200976	6.219459	-24.16%	8,943,044	2001
	10.000000	8.200976	-17.99%	7,884,779	2000*

JPMorgan Series Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	9.591663	12.036907	25.49%	306,114	2009
	14.498321	9.591663	-33.84%	400,186	2008
	14.287585	14.498321	1.47%	620,568	2007
	12.345283	14.287585	15.73%	761,128	2006
	11.412057	12.345283	8.18%	1,533,082	2005
	10.000000	11.412057	14.12%	698,497	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.873436	9.549524	21.29%	1,455,685	2009
	11.818795	7.873436	-33.38%	1,259,451	2008
	11.090588	11.818795	6.57%	1,225,913	2007
	10.000000	11.090588	10.91%	1,147,324	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.245267	10.377838	12.25%	737,636	2009
	10.781825	9.245267	-14.25%	939,465	2008
	10.390037	10.781825	3.77%	1,274,548	2007
	10.066440	10.390037	3.21%	1,237,875	2006
	10.018137	10.066440	0.48%	1,277,009	2005
	10.036020	10.018137	-0.18%	1,174,960	2004
	10.000000	10.036020	0.36%	692,344	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.822780	7.079802	21.59%	42,638	2009
	9.712619	5.822780	-40.05%	23,613	2008
	9.756048	9.712619	-0.45%	13,497	2007
	10.000000	9.756048	-2.44%	9,372	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.620739	11.222299	30.18%	80,765	2009
	14.372410	8.620739	-40.02%	105,326	2008
	13.484384	14.372410	6.59%	374,490	2007
	11.972775	13.484384	12.63%	238,616	2006
	11.311637	11.972775	5.84%	152,874	2005
	10.000000	11.311637	13.12%	22,036	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.346498	13.46%	21,443	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	10.000000	12.484701	24.85%	10,129	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.670922	9.377085	22.24%	1,088,236	2009
	11.028289	7.670922	-30.44%	1,132,632	2008
	10.490389	11.028289	5.13%	1,064,813	2007
	10.000000	10.490389	4.90%	440,669	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.535719	10.592676	11.08%	777,836	2009
	10.681685	9.535719	-10.73%	794,864	2008
	10.472392	10.681685	2.00%	985,203	2007
	10.000000	10.472392	4.72%	436,457	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.417275	10.403352	40.26%	793,963	2009
	12.203617	7.417275	-39.22%	750,084	2008
	10.773700	12.203617	13.27%	676,256	2007
	10.000000	10.773700	7.74%	378,992	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.307117	8.669986	37.46%	1,756,831	2009
	11.414370	6.307117	-44.74%	1,105,922	2008
	10.299018	11.414370	10.83%	794,104	2007
	10.000000	10.299018	2.99%	388,040	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.030005	7.805765	29.45%	431,876	2009
	9.829384	6.030005	-38.65%	343,229	2008
	10.000000	9.829384	-1.71%	148,602	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.213252	16.215688	44.61%	856,132	2009
	15.721095	11.213252	-28.67%	1,067,837	2008
	15.390286	15.721095	2.15%	1,414,000	2007
	14.047948	15.390286	9.56%	1,863,390	2006
	13.852569	14.047948	1.41%	2,588,633	2005
	12.702877	13.852569	9.05%	4,123,229	2004
	10.488660	12.702877	21.11%	4,518,441	2003
	10.258387	10.488660	2.24%	3,829,969	2002
	9.938283	10.258387	3.22%	3,187,673	2001
	10.938415	9.938283	-9.14%	2,338,128	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.350489	12.082539	44.69%	1,160,961	2009
	11.725142	8.350489	-28.78%	1,012,373	2008
	11.474698	11.725142	2.18%	1,113,400	2007
	10.474309	11.474698	9.55%	982,241	2006
	10.000000	10.474309	4.74%	745,571	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.514172	10.939868	28.49%	17,226	2009
	15.935049	8.514172	-46.57%	25,909	2008
	12.653726	15.935049	25.93%	24,020	2007
	9.607565	12.653726	31.71%	27,504	2006
	7.449087	9.607565	28.98%	39,845	2005
	6.585740	7.449087	13.11%	44,344	2004
	4.902449	6.585740	34.34%	55,034	2003
	6.521536	4.902449	-24.83%	67,062	2002
	9.228501	6.521536	-29.33%	69,796	2001
	10.000000	9.228501	-7.71%	906	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.510616	17.353010	28.44%	507,950	2009
	25.278439	13.510616	-46.55%	509,655	2008
	20.072670	25.278439	25.93%	691,997	2007
	15.242174	20.072670	31.69%	590,272	2006
	11.820992	15.242174	28.94%	413,972	2005
	10.436447	11.820992	13.27%	173,069	2004
	7.785605	10.436447	34.05%	103,801	2003
	10.000000	7.785605	-22.14%	31,496	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	11.161413	13.819691	23.82%	234,031	2009
	20.246054	11.161413	-44.87%	298,898	2008
	17.048693	20.246054	18.75%	361,387	2007
	13.672992	17.048693	24.69%	461,793	2006
	11.566945	13.672992	18.21%	649,618	2005
	10.096229	11.566945	14.57%	805,283	2004
	7.491588	10.096229	34.77%	922,359	2003
	10.137325	7.491588	-26.10%	1,160,291	2002
	12.606419	10.137325	-19.59%	1,429,764	2001
	14.515197	12.606419	-13.15%	1,556,485	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	15.034610	18.614501	23.81%	112,365	2009
	27.264535	15.034610	-44.86%	124,673	2008
	22.950708	27.264535	18.80%	196,624	2007
	18.416599	22.950708	24.62%	193,505	2006
	15.579834	18.416599	18.21%	205,078	2005
	13.598892	15.579834	14.57%	120,165	2004
	10.096229	11.566945	14.57%	805,283	2004
	10.000000	13.598892	35.99%	119,221	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.149362	7.801655	51.51%	4,779,464	2009
	10.000000	5.149362	-48.51%	4,995	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.139089	7.998316	30.29%	177,534	2009
	10.000000	6.139089	-38.61%	501,132	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.372240	8.154464	27.97%	108,871	2009
	10.000000	6.372240	-36.28%	50,137	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.938247	9.421327	18.68%	84,820	2009
	10.000000	7.938247	-20.62%	64,965	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.214380	8.872557	22.98%	66,814	2009
	10.000000	7.214380	-27.86%	70,150	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.091244	10.177342	11.95%	156,907	2009
	10.000000	9.091244	-9.09%	157,876	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.573033	9.147371	20.79%	294,696	2009
	10.000000	7.573033	-24.27%	197,967	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.850462	8.588829	25.38%	156,624	2009
	10.000000	6.850462	-31.50%	81,188	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.319130	9.696966	16.56%	203,188	2009
	10.000000	8.319130	-16.81%	80,414	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.882105	10.648045	7.75%	185,568	2009
	10.000000	9.882105	-1.18%	37,530	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.866034	11.378498	15.33%	147,577	2009
	10.000000	9.866034	-1.34%	18,453	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.401657	23.296502	61.76%	28,301	2009
	34.424173	14.401657	-58.16%	33,828	2008
	23.874248	34.424173	44.19%	53,588	2007
	17.629332	23.874248	35.42%	71,673	2006
	13.418473	17.629332	31.38%	89,542	2005
	11.219753	13.418473	19.60%	98,883	2004
	6.853997	11.219753	63.70%	172,985	2003
	8.162972	6.853997	-16.04%	215,319	2002
	8.692251	8.162972	-6.09%	122,397	2001
	10.000000	8.692251	-13.08%	4,778	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.771389	25.538874	61.93%	827,941	2009
	37.758812	15.771389	-58.23%	868,769	2008
	26.192444	37.758812	44.16%	1,349,728	2007
	19.351540	26.192444	35.35%	1,237,117	2006
	14.727346	19.351540	31.40%	1,403,508	2005
	12.312811	14.727346	19.61%	916,838	2004
	7.523761	12.312811	63.65%	664,957	2003
	10.000000	7.523761	-24.76%	166,114	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	16.880335	17.169467	1.71%	6,244,062	2009
	15.820940	16.880335	6.70%	8,464,151	2008
	14.906445	15.820940	6.13%	9,350,766	2007
	14.562456	14.906445	2.36%	9,949,714	2006
	14.237106	14.562456	2.29%	12,119,898	2005
	13.919582	14.237106	2.28%	14,035,891	2004
	13.777493	13.919582	1.03%	17,539,627	2003
	12.533031	13.777493	9.93%	22,330,243	2002
	11.797971	12.533031	6.23%	16,523,905	2001
	10.583479	11.797971	11.48%	12,064,797	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.672153	7.498802	32.20%	1,762,450	2009
	9.342938	5.672153	-39.29%	2,008,846	2008
	7.890812	9.342938	18.40%	2,616,604	2007
	7.503486	7.890812	5.16%	3,235,450	2006
	7.112875	7.503486	5.49%	4,456,055	2005
	6.639521	7.112875	7.13%	5,486,331	2004
	5.049848	6.639521	31.48%	6,450,984	2003
	7.152671	5.049848	-29.40%	7,281,145	2002
	10.049026	7.152671	-28.82%	9,040,540	2001
	13.808913	10.049026	-27.23%	11,687,235	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.652935	8.475041	27.39%	227,221	2009
	11.802629	6.652935	-43.63%	150,701	2008
	10.893665	11.802629	8.34%	175,734	2007
	10.000000	10.893665	8.94%	33,638	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.897697	12.470836	26.00%	930,885	2009
	15.822149	9.897697	-37.44%	1,031,280	2008
	15.076422	15.822149	4.95%	1,057,590	2007
	13.023752	15.076422	15.76%	1,131,961	2006
	12.182097	13.023752	6.91%	1,166,726	2005
	10.786048	12.182097	12.94%	1,135,886	2004
	8.257845	10.786048	30.62%	634,705	2003
	10.000000	8.257845	-17.42%	211,483	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.566339	15.66%	15,067	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.127012	21.27%	27,294	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.538170	12.466778	8.05%	1,286,869	2009
	12.395396	11.538170	-6.92%	1,602,433	2008
	11.875877	12.395396	4.37%	1,642,331	2007
	11.293349	11.875877	5.16%	1,861,688	2006
	11.036413	11.293349	2.33%	2,047,715	2005
	10.646939	11.036413	3.66%	2,176,847	2004
	9.961441	10.646939	6.88%	2,382,516	2003
	10.000000	9.961441	-0.39%	981,020	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.709012	12.637019	18.00%	6,301,413	2009
	14.077055	10.709012	-23.93%	5,702,615	2008
	13.451529	14.077055	4.65%	6,947,994	2007
	12.195622	13.451529	10.30%	6,956,120	2006
	11.687667	12.195622	4.35%	7,138,865	2005
	10.772510	11.687667	8.50%	6,577,206	2004
	9.059272	10.772510	18.91%	5,250,561	2003
	10.000000	9.059272	-9.41%	2,892,694	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.310131	12.703181	23.21%	2,303,330	2009
	15.171662	10.310131	-32.04%	2,775,219	2008
	14.430448	15.171662	5.14%	3,259,531	2007
	12.719036	14.430448	13.46%	3,293,958	2006
	11.992565	12.719036	6.06%	3,535,039	2005
	10.801375	11.992565	11.03%	3,102,070	2004
	8.610682	10.801375	25.44%	2,385,423	2003
	10.000000	8.610682	-13.89%	905,810	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.203036	12.712419	13.47%	2,167,237	2009
	13.313383	11.203036	-15.85%	2,332,755	2008
	12.697763	13.313383	4.85%	2,642,014	2007
	11.823364	12.697763	7.40%	2,693,910	2006
	11.423984	11.823364	3.50%	2,991,084	2005
	10.763028	11.423984	6.14%	3,028,845	2004
	9.557034	10.763028	12.62%	2,802,894	2003
	10.000000	9.557034	-4.43%	1,218,823	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.163130	20.539433	35.46%	1,896,818	2009
	24.094306	15.163130	-37.07%	2,260,394	2008
	22.616912	24.094306	6.53%	2,818,589	2007
	20.778390	22.616912	8.85%	3,242,066	2006
	18.713055	20.778390	11.04%	3,964,972	2005
	16.324362	18.713055	14.63%	4,420,340	2004
	12.239605	16.324362	33.37%	4,257,414	2003
	14.589867	12.239605	-16.11%	4,053,421	2002
	14.925432	14.589867	-2.25%	3,380,236	2001
	13.078919	14.925432	14.12%	1,946,950	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.958480	12.840763	-0.91%	10,709,129	2009
	12.819495	12.958480	1.08%	17,845,237	2008
	12.351169	12.819495	3.79%	14,728,755	2007
	11.928894	12.351169	3.54%	12,393,860	2006
	11.730027	11.928894	1.70%	11,601,628	2005
	11.747216	11.730027	-0.15%	13,048,667	2004
	11.786146	11.747216	-0.33%	17,177,641	2003
	11.756760	11.786146	0.25%	24,651,649	2002
	11.457292	11.756760	2.61%	25,930,743	2001
	10.909142	11.457292	5.02%	16,687,257	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.366694	15.235554	23.20%	1,863,191	2009
	15.095538	12.366694	-18.08%	2,169,528	2008
	14.567404	15.095538	3.63%	2,881,698	2007
	14.028046	14.567404	3.84%	3,028,617	2006
	13.860058	14.028046	1.21%	3,671,364	2005
	13.134781	13.860058	5.52%	3,995,743	2004
	11.827658	13.134781	11.05%	3,957,845	2003
	11.138320	11.827658	6.19%	4,277,313	2002
	10.793620	11.138320	3.19%	4,006,689	2001
	10.313452	10.793620	4.66%	3,659,345	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.492345	34.92%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.101310	8.246700	35.16%	3,316,873	2009
	10.000000	6.101310	-38.99%	224,767	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	12.041874	15.486435	28.60%	324,620	2009
	22.653780	12.041874	-46.84%	605,222	2008
	22.220846	22.653780	1.95%	938,855	2007
	18.276200	22.220846	21.58%	1,197,308	2006
	16.466217	18.276200	10.99%	921,274	2005
	13.823365	16.466217	19.12%	655,449	2004
	10.000000	13.823365	38.23%	144,462	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.324050	8.129207	28.54%	351,359	2009
	10.000000	6.324050	-36.76%	6,389	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.308238	7.961084	26.20%	112,862	2009
	10.000000	6.308238	-36.92%	6,708	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.239729	7.856685	25.91%	4,712,023	2009
	10.000000	6.239729	-37.60%	90,268	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.714877	8.677644	29.23%	2,679,209	2009
	10.000000	6.714877	-32.85%	160,843	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.311984	11.756403	26.25%	710,060	2009
	17.546430	9.311984	-46.93%	863,542	2008
	16.141772	17.546430	8.70%	1,039,808	2007
	15.789781	16.141772	2.23%	1,099,025	2006
	14.747640	15.789781	7.07%	1,319,075	2005
	13.127865	14.747640	12.34%	1,624,503	2004
	9.871212	13.127865	32.99%	1,912,023	2003
	14.938890	9.871212	-33.92%	1,723,390	2002
	16.916678	14.938890	-11.69%	1,719,080	2001
	20.372476	16.916678	-16.96%	1,026,407	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	16.000908	20.003734	25.02%	2,171,193	2009
	23.810015	16.000908	-32.80%	2,607,695	2008
	25.819700	23.810015	-7.78%	3,244,461	2007
	22.223413	25.819700	16.18%	4,127,368	2006
	21.767078	22.223413	2.10%	5,480,968	2005
	18.734940	21.767078	16.18%	6,873,068	2004
	12.058558	18.734940	55.37%	7,615,979	2003
	16.714543	12.058558	-27.86%	7,962,445	2002
	13.155704	16.714543	27.05%	8,369,240	2001
	11.943543	13.155704	10.15%	4,814,143	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.099731	18.812192	33.42%	2,555,557	2009
	23.030094	14.099731	-38.78%	3,092,791	2008
	22.766758	23.030094	1.16%	3,887,841	2007
	20.514856	22.766758	10.98%	4,475,815	2006
	18.439802	20.514856	11.25%	5,538,590	2005
	15.641283	18.439802	17.89%	6,174,675	2004
	11.198342	15.641283	39.67%	6,522,436	2003
	13.675678	11.198342	-18.11%	6,667,153	2002
	14.799910	13.675678	-7.60%	7,007,434	2001
	13.720318	14.799910	7.87%	6,380,063	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.972924	11.207070	24.90%	5,150,758	2009
	15.500260	8.972924	-42.11%	6,028,280	2008
	14.466205	15.500260	7.15%	7,636,180	2007
	12.852978	14.466205	12.55%	9,584,432	2006
	12.077171	12.852978	6.42%	12,372,734	2005
	11.109665	12.077171	8.71%	14,815,501	2004
	8.796082	11.109665	26.30%	16,814,508	2003
	10.745186	8.796082	-18.14%	18,383,389	2002
	12.303050	10.745186	-12.66%	20,883,168	2001
	12.689484	12.303050	-3.05%	21,604,237	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.610694	7.271004	29.59%	5,405,845	2009
	10.000000	5.610694	-43.89%	40,223	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.880242	10.482149	6.09%	838,424	2009
	10.000000	9.880242	-1.20%	53,151	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.977046	29.77%	49,359	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.951641	29.52%	158,045	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.433508	10.738195	27.33%	783,128	2009
	13.513164	8.433508	-37.59%	1,090,581	2008
	13.952782	13.513164	-3.15%	1,286,676	2007
	12.153202	13.952782	14.81%	1,404,623	2006
	11.769582	12.153202	3.26%	1,614,350	2005
	10.112803	11.769582	16.38%	2,095,112	2004
	7.767974	10.112803	30.19%	1,360,120	2003
	10.476789	7.767974	-25.86%	1,157,864	2002
	12.041215	10.476789	-12.99%	1,292,289	2001
	13.600816	12.041215	-11.47%	1,349,271	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.795233	14.021421	43.15%	3,413,858	2009
	18.151705	9.795233	-46.04%	4,136,538	2008
	16.055075	18.151705	13.06%	5,146,450	2007
	15.015195	16.055075	6.93%	6,102,687	2006
	14.423412	15.015195	4.10%	8,474,560	2005
	13.617207	14.423412	5.92%	9,976,417	2004
	10.498938	13.617207	29.70%	9,856,806	2003
	14.492226	10.498938	-27.55%	10,196,426	2002
	16.737106	14.492226	-13.41%	10,486,085	2001
	16.935851	16.737106	-1.17%	9,380,540	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.869768	19.191598	38.37%	1,756,847	2009
	23.414057	13.869768	-40.76%	2,023,282	2008
	22.230932	23.414057	5.32%	2,456,294	2007
	19.070302	22.230932	16.57%	2,732,533	2006
	16.838447	19.070302	13.25%	2,999,375	2005
	14.262204	16.838447	18.06%	2,723,012	2004
	10.000000	14.262204	42.62%	1,896,150	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.823716	12.215918	38.44%	1,821,724	2009
	14.894211	8.823716	-40.76%	2,192,893	2008
	14.144065	14.894211	5.30%	2,742,511	2007
	12.132822	14.144065	16.58%	3,103,824	2006
	10.715673	12.132822	13.23%	3,731,046	2005
	9.078658	10.715673	18.03%	4,325,376	2004
	6.408618	9.078658	41.66%	5,119,547	2003
	8.309444	6.408618	-22.88%	6,604,871	2002
	9.537743	8.309444	-12.88%	4,032,466	2001
	10.000000	9.537743	-4.62%	1,256,646	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.007059	2.519824	25.55%	392,035	2009
	9.599559	2.007059	-79.09%	64,690	2008
	10.000000	9.599559	-4.00%	21,084	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.203267	2.734844	24.13%	9,717	2009
	10.429741	2.203267	-78.88%	18,609	2008
	10.541031	10.429741	-1.06%	45,479	2007
	10.000000	10.541031	5.41%	31,514	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.509930	10.813307	27.07%	3,736,493	2009
	13.963369	8.509930	-39.06%	4,546,488	2008
	13.500759	13.963369	3.43%	5,801,676	2007
	11.849489	13.500759	13.94%	6,074,336	2006
	11.288216	11.849489	4.97%	7,519,794	2005
	10.411603	11.288216	8.42%	8,883,355	2004
	8.295049	10.411603	25.52%	10,102,409	2003
	10.313313	8.295049	-19.57%	10,184,577	2002
	11.590413	10.313313	-11.02%	10,637,665	2001
	12.826564	11.590413	-9.64%	9,160,618	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	6.044111	8.213490	35.89%	320,371	2009
	9.815165	6.044111	-38.42%	329,096	2008
	10.031176	9.815165	-2.15%	370,153	2007
	10.000000	10.031176	0.31%	216,180	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.349138	9.652914	31.35%	1,925,893	2009
	14.567661	7.349138	-49.55%	2,288,993	2008
	13.832247	14.567661	5.32%	2,863,301	2007
	13.563650	13.832247	1.98%	3,270,888	2006
	12.190602	13.563650	11.26%	4,706,130	2005
	10.275350	12.190602	18.64%	5,277,532	2004
	8.260023	10.275350	24.40%	6,022,109	2003
	11.548911	8.260023	-28.48%	6,314,119	2002
	16.965058	11.548911	-31.93%	7,663,118	2001
	19.295630	16.965058	-12.08%	8,632,368	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.000000	10.896626	8.97%	168,957	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.000000	10.976283	9.76%	562,159	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.246955	12.011704	17.22%	0	2009
	11.126839	10.246955	-7.91%	0	2008
	10.153242	11.126839	9.59%	0	2007
	10.000000	10.153242	1.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.622341	13.126868	12.95%	0	2009
	11.201860	11.622341	3.75%	0	2008
	10.400566	11.201860	7.70%	0	2007
	10.000000	10.400566	4.01%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.380097	9.987553	56.54%	0	2009
	11.354550	6.380097	-43.81%	0	2008
	11.025484	11.354550	2.98%	0	2007
	10.000000	11.025484	10.25%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.657583	9.081288	18.59%	0	2009
	12.547583	7.657583	-38.97%	0	2008
	11.634830	12.547583	7.85%	0	2007
	10.000000	11.634830	16.35%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.456855	7.781181	42.59%	0	2009
	9.176796	5.456855	-40.54%	0	2008
	10.344132	9.176796	-11.29%	0	2007
	10.000000	10.344132	3.44%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.357628	10.399847	24.44%	0	2009
	11.590356	8.357628	-27.89%	0	2008
	11.035796	11.590356	5.03%	0	2007
	10.000000	11.035796	10.36%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	7.091970	9.343356	31.75%	0	2009
	11.628450	7.091970	-39.01%	0	2008
	11.419071	11.628450	1.83%	0	2007
	10.000000	11.419071	14.19%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.433630	12.719666	71.11%	0	2009
	10.718264	7.433630	-30.65%	0	2008
	10.601568	10.718264	1.10%	0	2007
	10.000000	10.601568	6.02%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.193633	11.110656	54.45%	0	2009
	11.825693	7.193633	-39.17%	0	2008
	10.829485	11.825693	9.20%	0	2007
	10.000000	10.829485	8.29%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.703510	10.982075	42.56%	0	2009
	10.872144	7.703510	-29.14%	0	2008
	10.776560	10.872144	0.89%	0	2007
	10.000000	10.776560	7.77%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.671114	7.594237	33.91%	0	2009
	10.848959	5.671114	-47.73%	0	2008
	10.372284	10.848959	4.60%	0	2007
	10.000000	10.372284	3.72%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.282955	8.294462	32.02%	0	2009
	10.079993	6.282955	-37.67%	0	2008
	10.847707	10.079993	-7.08%	0	2007
	10.000000	10.847707	8.48%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.693113	9.400123	40.44%	309,265	2009
	11.782866	6.693113	-43.20%	995,163	2008
	10.575676	11.782866	11.41%	1,161,572	2007
	10.000000	10.575676	5.76%	989,180	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.101611	8.810348	24.06%	548,370	2009
	11.249496	7.101611	-36.87%	566,975	2008
	11.023977	11.249496	2.05%	610,583	2007
	10.000000	11.023977	10.24%	358,182	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.693185	10.527112	8.60%	160,088	2009
	10.898298	9.693185	-11.06%	298,563	2008
	10.434386	10.898298	4.45%	304,666	2007
	10.000000	10.434386	4.34%	90,211	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	18.470745	23.822195	28.97%	196,000	2009
	21.932715	18.470745	-15.78%	239,807	2008
	20.786417	21.932715	5.51%	332,017	2007
	18.938505	20.786417	9.76%	451,655	2006
	17.032956	18.938505	11.19%	595,238	2005
	15.624194	17.032956	9.02%	790,594	2004
	12.336461	15.624194	26.65%	1,196,261	2003
	11.403171	12.336461	8.18%	1,152,068	2002
	10.456971	11.403171	9.05%	661,833	2001
	9.477539	10.456971	10.33%	638,919	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	10.146129	13.318920	31.27%	0	2009
	18.498754	10.146129	-45.15%	0	2008
	16.299078	18.498754	13.50%	0	2007
	13.149887	16.299078	23.95%	0	2006
	11.952667	13.149887	10.02%	0	2005
	10.279812	11.952667	16.27%	0	2004
	8.145121	10.279812	26.21%	0	2003
	10.000000	8.145121	-18.55%	0	2002*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	10.052063	21.225267	111.15%	381,343	2009
	28.815023	10.052063	-65.12%	449,545	2008
	21.140699	28.815023	36.30%	580,679	2007
	15.300434	21.140699	38.17%	713,141	2006
	11.702352	15.300434	30.75%	961,172	2005
	9.384754	11.702352	24.70%	1,187,751	2004
	6.144858	9.384754	52.73%	1,937,337	2003
	6.389225	6.144858	-3.82%	2,177,354	2002
	6.569856	6.389225	-2.75%	2,400,770	2001
	11.409292	6.569856	-42.42%	1,926,318	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.861853	22.958640	111.37%	356,620	2009
	31.110609	10.861853	-65.09%	262,750	2008
	22.833014	31.110609	36.25%	470,038	2007
	16.520190	22.833014	38.21%	432,605	2006
	12.647978	16.520190	30.62%	485,258	2005
	10.000000	12.647978	26.48%	233,068	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	17.409995	27.166286	56.04%	248,166	2009
	32.626096	17.409995	-46.64%	274,287	2008
	22.661928	32.626096	43.97%	436,085	2007
	18.377588	22.661928	23.31%	542,407	2006
	12.232540	18.377588	50.24%	701,604	2005
	9.941176	12.232540	23.05%	891,024	2004
	6.931923	9.941176	43.41%	1,345,636	2003
	7.202559	6.931923	-3.76%	802,424	2002
	8.120188	7.202559	-11.30%	468,871	2001
	7.358645	8.120188	10.35%	466,988	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.803181	27.794768	56.12%	461,632	2009
	33.345665	17.803181	-46.61%	408,659	2008
	23.166285	33.345665	43.94%	546,317	2007
	18.779824	23.166285	23.36%	542,563	2006
	12.504808	18.779824	50.18%	780,349	2005
	10.000000	12.504808	25.05%	337,461	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.817241	11.096887	25.85%	35,961	2009
	14.327086	8.817241	-38.46%	48,976	2008
	13.155968	14.327086	8.90%	53,869	2007
	11.683398	13.155968	12.60%	39,739	2006
	10.846475	11.683398	7.72%	39,541	2005
	9.985330	10.846475	8.62%	54,975	2004
	7.469134	9.985330	33.69%	65,352	2003
	9.850083	7.469134	-24.17%	70,740	2002
	9.913591	9.850083	-0.64%	52,043	2001
	10.000000	9.913591	-0.86%	19,927	2000*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.117881	31.18%	189,445	2009*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.088154	8.342093	37.02%	0	2009
	14.990497	6.088105	-37.36%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	9.589461	10.151533	5.86%	0	2009
	10.144993	9.589461	-5.48%	0	2008
	9.648485	10.144993	5.15%	0	2007
	9.887224	9.648485	-2.41%	0	2006
	10.134326	9.887224	-2.44%	0	2005
	9.971667	10.134326	1.63%	0	2004
	10.000000	9.971667	-0.28%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.113644	9.203402	13.43%	0	2009
	12.914871	8.113644	-37.18%	0	2008
	13.458111	12.914871	-4.04%	0	2007
	11.965263	13.458111	12.48%	0	2006
	11.904527	11.965263	0.51%	0	2005
	10.968757	11.904527	8.53%	0	2004
	10.000000	10.968757	9.69%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.510528	12.219277	28.48%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.402311	9.239008	24.81%	0	2009
	10.187745	7.402311	-27.34%	0	2008
	10.859495	10.187745	-6.19%	0	2007
	10.000000	10.859495	8.59%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	8.939662	10.292104	15.13%	0	2009
	12.711728	8.939662	-29.67%	0	2008
	13.954565	12.711728	-8.91%	0	2007
	12.242878	13.954565	13.98%	0	2006
	12.133993	12.242878	0.90%	0	2005
	11.049142	12.133993	9.82%	0	2004
	10.000000	11.049142	10.49%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	7.739898	9.310732	20.30%	0	2009
	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	11.673494	10.600292	-2.13%	0	2005
	10.859942	11.673494	7.49%	0	2004
	10.000000	10.859942	8.60%	0	2003*

BB&T Variable Insurance Funds - BB&T Select Equity VIF - Q/NQ	7.739898	9.310732	20.30%	0	2009
	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	12.000010	11.972652	2.56%	0	2005
	11.038814	12.000010	8.71%	0	2004
	10.000000	11.038814	10.39%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	10.000000	11.854695	18.55%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.086611	0.87%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.274958	11.137967	20.09%	0	2009
	13.978590	9.274958	-33.65%	0	2008
	14.652833	13.978590	-4.60%	0	2007
	13.332414	14.652833	9.90%	0	2006
	12.942703	13.332414	3.01%	0	2005
	11.055269	12.942703	17.07%	0	2004
	10.000000	11.055269	10.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.481490	9.611719	28.47%	0	2009
	11.879229	7.481490	-37.02%	0	2008
	11.476900	11.879229	3.51%	0	2007
	10.940914	11.476900	4.90%	0	2006
	10.992090	10.940914	-0.47%	0	2005
	10.774891	10.992090	2.02%	0	2004
	10.000000	10.774891	7.75%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.853499	9.529754	21.34%	0	2009
	13.009034	7.853499	-39.63%	0	2008
	12.870609	13.009034	1.08%	0	2007
	11.600461	12.870609	10.95%	0	2006
	11.534900	11.600461	0.57%	0	2005
	10.854168	11.534900	6.27%	0	2004
	10.000000	10.854168	8.54%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.441122	9.936763	17.72%	0	2009
	12.475449	8.441122	-32.34%	0	2008
	12.126423	12.475449	2.88%	0	2007
	10.837811	12.126423	11.89%	0	2006
	10.808967	10.837811	0.27%	0	2005
	10.712816	10.808967	0.90%	0	2004
	10.000000	10.712816	7.13%	0	2003*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	9.798488	12.326440	25.80%	0	2009
	16.277090	9.798488	-39.80%	0	2008
	16.274257	16.277090	0.02%	0	2007
	13.818730	16.274257	17.77%	0	2006
	12.856649	13.818730	7.48%	0	2005
	11.152136	12.856649	15.28%	0	2004
	10.000000	11.152136	11.52%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	6.046806	7.320091	21.06%	0	2009
	10.088893	6.046806	-40.06%	0	2008
	11.812870	10.088893	-14.59%	0	2007
	11.850657	11.812870	-0.32%	0	2006
	11.660042	11.850657	1.63%	0	2005
	10.903029	11.660042	6.94%	0	2004
	10.000000	10.903029	9.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	8.652019	10.008685	15.68%	0	2009
	9.715944	8.652019	-10.95%	0	2008
	9.600799	9.715944	1.20%	0	2007
	9.595884	9.600799	0.05%	0	2006
	9.861486	9.595884	-2.69%	0	2005
	9.908369	9.861486	-0.47%	0	2004
	10.000000	9.908369	-0.92%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	7.751430	9.243563	19.25%	0	2009
	10.771790	7.751430	-28.04%	0	2008
	10.324533	10.771790	4.33%	0	2007
	10.000000	10.324533	3.25%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.072224	8.747658	23.69%	0	2009
	10.943356	7.072224	-35.37%	0	2008
	10.344144	10.943356	5.79%	0	2007
	10.000000	10.344144	3.44%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.582360	8.307881	26.21%	0	2009
	11.067934	6.582360	-40.53%	0	2008
	10.363925	11.067934	6.79%	0	2007
	10.000000	10.363925	3.64%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	8.978296	11.699252	30.31%	0	2009
	16.290613	8.978296	-44.89%	0	2008
	14.436497	16.290613	12.84%	0	2007
	13.467626	14.436497	7.19%	0	2006
	11.998160	13.467626	12.25%	0	2005
	10.830147	11.998160	10.78%	0	2004
	10.000000	10.830147	8.30%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.639509	7.993586	41.74%	0	2009
	12.879167	5.639509	-56.21%	0	2008
	9.208638	12.879167	39.86%	0	2007
	10.000000	9.208638	-7.91%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.444023	9.297136	24.89%	0	2009
	13.528307	7.444023	-44.97%	0	2008
	13.890888	13.528307	-2.61%	0	2007
	12.042275	13.890888	15.35%	0	2006
	11.853486	12.042275	1.59%	0	2005
	11.079669	11.853486	6.98%	0	2004
	10.000000	11.079669	10.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.871971	8.458438	23.09%	0	2009
	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.765178	11.069975	2.83%	0	2004
	10.000000	10.765178	7.65%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.871971	8.458438	23.09%	0	2009
	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.782503	10.694558	-0.82%	0	2004
	10.000000	10.782503	7.83%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.182238	11.299791	38.10%	0	2009
	11.368331	8.182238	-28.03%	0	2008
	11.532030	11.368331	-1.42%	0	2007
	10.797837	11.532030	6.80%	0	2006
	10.963993	10.797837	-1.52%	0	2005
	10.427515	10.963993	5.14%	0	2004
	10.000000	10.427515	4.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	6.933730	9.586046	38.25%	0	2009
	9.622730	6.933730	-27.94%	0	2008
	10.000000	9.622730	-3.77%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	9.114528	10.126836	11.11%	0	2009
	9.817803	9.114528	-7.16%	0	2008
	9.810579	9.817803	0.07%	0	2007
	9.791846	9.810579	0.19%	0	2006
	9.985691	9.791846	-1.94%	0	2005
	9.965907	9.985691	0.20%	0	2004
	10.000000	9.965907	-0.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.236923	8.387825	34.49%	0	2009
	10.735406	6.236923	-41.90%	0	2008
	9.680146	10.735406	10.90%	0	2007
	10.000000	9.680146	-3.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.668741	11.741929	21.44%	0	2009
	17.934286	9.668741	-46.09%	0	2008
	15.934056	17.934286	12.55%	0	2007
	14.063448	15.934056	13.30%	0	2006
	12.305317	14.063448	14.29%	0	2005
	11.288602	12.305317	9.01%	0	2004
	10.000000	11.288602	12.89%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	9.666049	11.743515	21.49%	0	2009
	17.933434	9.666049	-46.10%	0	2008
	15.930793	17.933434	12.57%	0	2007
	14.060232	15.930793	13.30%	0	2006
	12.307376	14.060232	14.24%	0	2005
	11.289618	12.307376	9.01%	0	2004
	10.000000	11.289618	12.90%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	6.296453	9.518918	51.18%	0	2009
	13.428496	6.296453	-53.11%	0	2008
	13.242307	13.428496	1.41%	0	2007
	11.863686	13.242307	11.62%	0	2006
	12.042450	11.863686	-1.48%	0	2005
	10.999077	12.042450	9.49%	0	2004
	10.000000	10.999077	9.99%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.351441	9.574728	30.24%	0	2009
	10.881072	7.351441	-32.44%	0	2008
	10.920707	10.881072	-0.36%	0	2007
	10.000000	10.920707	9.21%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.015726	7.462622	24.05%	0	2009
	9.351208	6.015726	-35.67%	0	2008
	9.975480	9.351208	-6.26%	0	2007
	10.000000	9.975480	-0.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.479270	8.106091	25.11%	0	2009
	10.000000	6.479270	-34.56%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	5.886488	9.760975	65.82%	0	2009
	12.950647	5.886488	-54.55%	0	2008
	10.478821	12.950647	23.59%	0	2007
	10.000000	10.478821	4.79%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	8.096379	10.680524	31.92%	0	2009
	14.105288	8.096379	-42.60%	0	2008
	12.685572	14.105288	11.19%	0	2007
	10.851188	12.685572	16.90%	0	2006
	10.000000	10.851188	8.51%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	6.767947	8.918717	31.78%	0	2009
	11.822063	6.767947	-42.75%	0	2008
	10.663710	11.822063	10.86%	0	2007
	10.000000	10.663710	6.64%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.163010	12.725761	14.00%	0	2009
	10.942857	11.163010	2.01%	0	2008
	10.262985	10.942857	6.62%	0	2007
	10.000000	10.262985	2.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Basic Balanced Fund: Series I - Q/NQ	6.757367	8.687072	28.56%	0	2009
	11.407335	6.757367	-40.76%	0	2008
	11.622978	11.407335	-1.86%	0	2007
	10.944618	11.622978	6.20%	0	2006
	10.821194	10.944618	1.14%	0	2005
	10.478179	10.821194	3.27%	0	2004
	10.000000	10.478179	4.78%	0	2003*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	7.017619	8.161308	16.30%	0	2009
	12.706274	7.017619	-44.77%	0	2008
	11.812586	12.706274	7.57%	0	2007
	11.568276	11.812586	2.11%	0	2006
	11.064826	11.568276	4.55%	0	2005
	10.803962	11.064826	2.41%	0	2004
	10.000000	10.803962	8.04%	0	2003*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	5.736320	6.651314	15.95%	0	2009
	10.410361	5.736320	-44.90%	0	2008
	9.702485	10.410361	7.30%	0	2007
	10.000000	9.702485	-2.98%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.337001	7.278716	36.38%	0	2009
	10.510653	5.337001	-49.22%	0	2008
	9.900939	10.510653	6.16%	0	2007
	10.000000	9.900939	-0.99%	0	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	8.910760	10.980713	23.23%	0	2009
	13.281116	8.910760	-32.91%	0	2008
	12.792019	13.281116	3.82%	0	2007
	11.410606	12.792019	12.11%	0	2006
	11.279264	11.410606	1.16%	0	2005
	10.776514	11.279264	4.67%	0	2004
	10.000000	10.776514	7.77%	0	2003*

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	8.845300	11.490199	29.90%	0	2009
	15.447606	8.845300	-42.74%	0	2008
	14.022306	15.447606	10.16%	0	2007
	11.383207	14.022306	23.18%	0	2006
	10.000000	11.383207	13.83%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	14.491336	17.405599	20.11%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.573548	13.426857	40.25%	0	2009
	17.899787	9.573548	-46.52%	0	2008
	13.641882	17.899787	31.21%	0	2007
	13.014930	13.641882	4.82%	0	2006
	12.036965	13.014930	8.12%	0	2005
	10.623009	12.036965	13.31%	0	2004
	10.000000	10.623009	6.23%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.331343	11.062256	50.89%	0	2009
	13.606358	7.331343	-46.12%	0	2008
	11.637258	13.606358	16.92%	0	2007
	11.223502	11.637258	3.69%	0	2006
	10.494788	11.223502	6.94%	0	2005
	10.835926	10.494788	-3.15%	0	2004
	10.000000	10.835926	8.36%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	7.317318	11.027225	50.70%	0	2009
	13.598782	7.317318	-46.19%	0	2008
	11.636151	13.598782	16.87%	0	2007
	11.234036	11.636151	3.58%	0	2006
	10.483595	11.234036	7.16%	0	2005
	10.853357	10.483595	-3.41%	0	2004
	10.000000	10.853357	8.53%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.900948	22.189892	72.00%	0	2009
	28.109273	12.900948	-54.10%	0	2008
	22.854915	28.109273	22.99%	0	2007
	16.218265	22.854915	40.92%	0	2006
	12.788214	16.218265	26.82%	0	2005
	11.215445	12.788214	14.02%	0	2004
	10.000000	11.215445	12.15%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.872166	22.140293	72.00%	0	2009
	28.057725	12.872166	-54.12%	0	2008
	22.822715	28.057725	22.94%	0	2007
	16.202801	22.822715	40.86%	0	2006
	12.783516	16.202801	26.75%	0	2005
	11.213596	12.783516	14.00%	0	2004
	10.000000	11.213596	12.14%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JPMorgan Series Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	8.310287	10.113020	21.69%	0	2009
	12.954861	8.310287	-35.85%	0	2008
	13.167496	12.954861	-1.61%	0	2007
	11.731699	13.167496	12.24%	0	2006
	11.182422	11.731699	4.91%	0	2005
	10.000000	11.182422	11.82%	0	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.252605	8.530108	17.61%	0	2009
	11.227739	7.252605	-35.40%	0	2008
	10.866790	11.227739	3.32%	0	2007
	10.000000	10.866790	8.67%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	7.835461	8.529050	8.85%	0	2009
	9.423239	7.835461	-16.85%	0	2008
	9.365965	9.423239	0.61%	0	2007
	9.356855	9.365965	0.10%	0	2006
	9.601985	9.356855	-2.55%	0	2005
	9.919575	9.601985	-3.20%	0	2004
	10.000000	9.919575	-0.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.363437	6.323718	17.90%	0	2009
	9.226552	5.363437	-41.87%	0	2008
	9.558989	9.226552	-3.48%	0	2007
	10.000000	9.558989	-4.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	7.468868	9.428285	26.23%	0	2009
	12.842155	7.468868	-41.84%	0	2008
	12.427065	12.842155	3.34%	0	2007
	11.377568	12.427065	9.22%	0	2006
	11.083971	11.377568	2.65%	0	2005
	10.000000	11.083971	10.84%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.115793	11.16%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	10.000000	12.231233	22.31%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.066110	8.376153	18.54%	0	2009
	10.476629	7.066110	-32.55%	0	2008
	10.278608	10.476629	1.93%	0	2007
	10.000000	10.278608	2.79%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	8.784373	9.462638	7.72%	0	2009
	10.147471	8.784373	-13.43%	0	2008
	10.261063	10.147471	-1.11%	0	2007
	10.000000	10.261063	2.61%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	6.832432	9.292897	36.01%	0	2009
	11.593301	6.832432	-41.07%	0	2008
	10.556235	11.593301	9.82%	0	2007
	10.000000	10.556235	5.56%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.809537	7.744145	33.30%	0	2009
	10.843305	5.809537	-46.42%	0	2008
	10.091049	10.843305	7.45%	0	2007
	10.000000	10.091049	0.91%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.727866	7.190095	25.53%	0	2009
	9.629306	5.727866	-40.52%	0	2008
	10.000000	9.629306	-3.71%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	7.876480	11.045774	40.24%	0	2009
	11.388210	7.876480	-30.84%	0	2008
	11.498656	11.388210	-0.96%	0	2007
	10.822514	11.498656	6.25%	0	2006
	11.004388	10.822514	-1.65%	0	2005
	10.406133	11.004388	5.75%	0	2004
	10.000000	10.406133	4.06%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.460080	10.467702	40.32%	0	2009
	10.802451	7.460080	-30.94%	0	2008
	10.903657	10.802451	-0.93%	0	2007
	10.262940	10.903657	6.24%	0	2006
	10.000000	10.262940	2.63%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.542358	15.627501	24.60%	0	2009
	24.209543	12.542358	-48.19%	0	2008
	19.827839	24.209543	22.10%	0	2007
	15.523325	19.827839	27.73%	0	2006
	12.410339	15.523325	25.08%	0	2005
	11.314552	12.410339	9.68%	0	2004
	10.000000	11.314552	13.15%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.559316	15.642503	24.55%	0	2009
	24.234691	12.559316	-48.18%	0	2008
	19.847953	24.234691	22.10%	0	2007
	15.540748	19.847953	27.72%	0	2006
	12.427603	15.540748	25.05%	0	2005
	11.314566	12.427603	9.84%	0	2004
	10.000000	11.314566	13.15%	0	2003*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.024784	9.695631	20.82%	0	2009
	14.224412	8.024784	-43.58%	0	2008
	12.098532	14.224412	17.57%	0	2007
	12.631194	12.098532	-4.22%	0	2006
	11.741214	12.631194	7.58%	0	2005
	10.754059	11.947615	11.10%	0	2004
	10.000000	10.754059	7.54%	0	2003*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	10.206283	12.253704	20.06%	0	2009
	19.088465	10.206283	-46.53%	0	2008
	16.572674	19.088465	15.18%	0	2007
	13.712619	16.572674	20.86%	0	2006
	11.961537	13.712619	14.64%	0	2005
	10.766604	11.961537	11.10%	0	2004
	10.000000	10.766604	7.67%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.044281	7.411026	46.92%	0	2009
	10.000000	5.044281	-49.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.013929	7.597901	26.34%	0	2009
	10.000000	6.013929	-39.25%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.242423	7.746398	24.09%	0	2009
	10.000000	6.242423	-36.95%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.776855	8.950313	15.09%	0	2009
	10.000000	7.776855	-21.45%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.067579	8.428800	19.26%	0	2009
	10.000000	7.067579	-28.61%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	8.906629	9.668776	8.56%	0	2009
	10.000000	8.906629	-10.04%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.419002	8.689960	17.13%	0	2009
	10.000000	7.419002	-25.06%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.711001	8.159168	21.58%	0	2009
	10.000000	6.711001	-32.21%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.150065	9.212263	13.03%	0	2009
	10.000000	8.150065	-17.68%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.681576	10.116136	4.49%	0	2009
	10.000000	9.681576	-2.21%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.665853	10.810218	11.84%	0	2009
	10.000000	9.665853	-2.37%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.063784	20.492572	56.87%	0	2009
	32.206200	13.063784	-59.44%	0	2008
	23.036685	32.206200	39.80%	0	2007
	17.540452	23.036685	31.33%	0	2006
	13.766075	17.540452	27.42%	0	2005
	11.869749	13.766075	15.98%	0	2004
	10.000000	11.869749	18.70%	0	2003*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	13.035555	20.469645	57.03%	0	2009
	32.188257	13.035555	-59.50%	0	2008
	23.028703	32.188257	39.77%	0	2007
	17.543805	23.028703	31.26%	0	2006
	13.766872	17.543805	27.43%	0	2005
	11.869135	13.766872	15.99%	0	2004
	10.000000	11.869135	18.69%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.235724	10.095776	-1.37%	0	2009
	9.892845	10.235724	3.47%	0	2008
	9.613647	9.892845	2.90%	0	2007
	9.684306	9.613647	-0.73%	0	2006
	9.762819	9.684306	-0.80%	0	2005
	9.843185	9.762819	-0.82%	0	2004
	10.000000	9.843185	-1.57%	0	2003*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.815615	10.019645	28.20%	0	2009
	13.276785	7.815615	-41.13%	0	2008
	11.565261	13.276785	14.80%	0	2007
	11.340179	11.565261	1.98%	0	2006
	11.084575	11.340179	2.31%	0	2005
	10.670030	11.084575	3.89%	0	2004
	10.000000	10.670030	6.70%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.128191	7.570023	23.53%	0	2009
	11.212214	6.128191	-45.34%	0	2008
	10.673739	11.212214	5.04%	0	2007
	10.000000	10.673739	6.74%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	8.634548	10.549739	22.18%	0	2009
	14.235164	8.634548	-39.34%	0	2008
	13.990267	14.235164	1.75%	0	2007
	12.461817	13.990267	12.27%	0	2006
	12.019393	12.461817	3.68%	0	2005
	10.974232	12.019393	9.52%	0	2004
	10.000000	10.974232	9.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.331291	13.31%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.880689	18.81%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.423659	9.873760	4.78%	0	2009
	10.440074	9.423659	-9.74%	0	2008
	10.316621	10.440074	1.20%	0	2007
	10.116112	10.316621	1.98%	0	2006
	10.193861	10.116112	-0.76%	0	2005
	10.141238	10.193861	0.52%	0	2004
	10.000000	10.141238	1.41%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.005864	10.305393	14.43%	0	2009
	12.208535	9.005864	-26.23%	0	2008
	12.032398	12.208535	1.46%	0	2007
	11.248718	12.032398	6.97%	0	2006
	11.115884	11.248718	1.19%	0	2005
	10.565405	11.115884	5.21%	0	2004
	10.000000	10.565405	5.65%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.851314	10.575470	19.48%	0	2009
	13.432612	8.851314	-34.11%	0	2008
	13.177616	13.432612	1.94%	0	2007
	11.976471	13.177616	10.03%	0	2006
	11.644012	11.976471	2.86%	0	2005
	10.814880	11.644012	7.67%	0	2004
	10.000000	10.814880	8.15%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.236089	10.163087	10.04%	0	2009
	11.319020	9.236089	-18.40%	0	2008
	11.134624	11.319020	1.66%	0	2007
	10.690743	11.134624	4.15%	0	2006
	10.651306	10.690743	0.37%	0	2005
	10.348422	10.651306	2.93%	0	2004
	10.000000	10.348422	3.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	8.721904	11.456517	31.35%	0	2009
	14.293319	8.721904	-38.98%	0	2008
	13.838283	14.293319	3.29%	0	2007
	13.109414	13.838283	5.56%	0	2006
	12.173833	13.109414	7.69%	0	2005
	10.951467	12.173833	11.16%	0	2004
	10.000000	10.951467	9.51%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.375258	9.008717	-3.91%	0	2009
	9.564387	9.375258	-1.98%	0	2008
	9.504398	9.564387	0.63%	0	2007
	9.465361	9.504398	0.41%	0	2006
	9.597465	9.465361	-1.38%	0	2005
	9.911733	9.597465	-3.17%	0	2004
	10.000000	9.911733	-0.88%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	8.220884	9.821503	19.47%	0	2009
	10.348459	8.220884	-20.56%	0	2008
	10.299953	10.348459	0.47%	0	2007
	10.227481	10.299953	0.71%	0	2006
	10.419748	10.227481	-1.85%	0	2005
	10.182870	10.419748	2.33%	0	2004
	10.000000	10.182870	1.83%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.195189	7.722382	24.65%	0	2009
	10.000000	6.195189	-39.63%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	8.311795	10.365464	24.71%	0	2009
	16.126495	8.311795	-48.46%	0	2008
	16.315280	16.126495	-1.16%	0	2007
	13.836770	16.315280	17.91%	0	2006
	12.854613	13.836770	7.64%	0	2005
	11.128261	12.854613	15.51%	0	2004
	10.000000	11.128261	11.28%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.195189	7.722382	24.65%	0	2009
	10.000000	6.195189	-37.42%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.179649	7.562561	22.38%	0	2009
	10.000000	6.179649	-37.58%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.112554	7.463477	22.10%	0	2009
	10.000000	6.112554	-38.26%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.578097	8.243412	25.32%	0	2009
	10.000000	6.578097	-33.56%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	6.437948	7.881728	22.43%	0	2009
	12.511161	6.437948	-48.54%	0	2008
	11.871058	12.511161	5.39%	0	2007
	11.974118	11.871058	-0.86%	0	2006
	11.531851	11.974118	3.84%	0	2005
	10.585805	11.531851	8.94%	0	2004
	10.000000	10.585805	5.86%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	8.389087	10.169965	21.23%	0	2009
	12.874275	8.389087	-34.84%	0	2008
	14.399755	12.874275	-10.59%	0	2007
	12.780098	14.399755	12.67%	0	2006
	12.907398	12.780098	-0.99%	0	2005
	11.456256	12.907398	12.67%	0	2004
	10.000000	11.456256	14.56%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	8.505227	11.004148	29.38%	0	2009
	14.327367	8.505227	-40.64%	0	2008
	14.608533	14.327367	-1.92%	0	2007
	13.573617	14.608533	7.62%	0	2006
	12.580378	13.573617	7.90%	0	2005
	11.004229	12.580378	14.32%	0	2004
	10.000000	11.004229	10.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.450811	9.024083	21.12%	0	2009
	13.274156	7.450811	-43.87%	0	2008
	12.777678	13.274156	3.89%	0	2007
	11.706272	12.777678	9.15%	0	2006
	11.342138	11.706272	3.21%	0	2005
	10.759298	11.342138	5.42%	0	2004
	10.000000	10.759298	7.59%	0	2003*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.495759	6.906033	25.66%	0	2009
	10.000000	5.495759	-44.49%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.679724	9.958459	2.88%	0	2009
	10.000000	9.679724	-2.23%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.713632	27.14%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.688663	26.89%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.793313	9.622525	23.47%	0	2009
	12.878644	7.793313	-39.49%	0	2008
	13.715331	12.878644	-6.10%	0	2007
	12.318371	13.715331	11.34%	0	2006
	12.300999	12.318371	0.14%	0	2005
	10.899337	12.300999	12.86%	0	2004
	10.000000	10.899337	8.99%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.671079	9.260236	38.81%	0	2009
	12.749791	6.671079	-47.68%	0	2008
	11.631239	12.749791	9.62%	0	2007
	11.216746	11.631239	3.70%	0	2006
	11.110148	11.216746	0.96%	0	2005
	10.816685	11.110148	2.71%	0	2004
	10.000000	10.816685	8.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	9.469454	12.705971	34.18%	0	2009
	16.486328	9.469454	-42.56%	0	2008
	16.144911	16.486328	2.11%	0	2007
	14.280808	16.144911	13.05%	0	2006
	13.001985	14.280808	9.84%	0	2005
	11.356483	13.001985	14.49%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	9.474398	12.719412	34.25%	0	2009
	16.493364	9.474398	-42.56%	0	2008
	16.154612	16.493364	2.10%	0	2007
	14.288964	16.154612	13.06%	0	2006
	13.012802	14.288964	9.81%	0	2005
	11.369014	13.012802	14.46%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.906341	2.320939	21.75%	0	2009
	9.404149	1.906341	-79.73%	0	2008
	10.000000	9.404149	-5.96%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.029348	2.442692	20.37%	0	2009
	9.908035	2.029348	-79.52%	0	2008
	10.328298	9.908035	-4.07%	0	2007
	10.000000	10.328298	3.28%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.573271	9.331567	23.22%	0	2009
	12.815658	7.573271	-40.91%	0	2008
	12.780248	12.815658	0.28%	0	2007
	11.566366	12.780248	10.49%	0	2006
	11.361558	11.566366	1.80%	0	2005
	10.806414	11.361558	5.14%	0	2004
	10.000000	10.806414	8.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	5.567228	7.336156	31.77%	0	2009
	9.324018	5.567228	-40.29%	0	2008
	9.828609	9.324018	-5.13%	0	2007
	10.000000	9.828609	-1.71%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	6.242673	7.951298	27.37%	0	2009
	12.762396	6.242673	-51.09%	0	2008
	12.498690	12.762396	2.11%	0	2007
	12.637907	12.498690	-1.10%	0	2006
	11.712128	12.637907	7.90%	0	2005
	10.180272	11.712128	15.05%	0	2004
	10.000000	10.180272	1.80%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.000000	10.674876	6.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.000000	10.752914	7.53%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	6.165144	8.396474	36.19%	0	2009
	11.193513	6.165144	-44.92%	0	2008
	10.362198	11.193513	8.02%	0	2007
	10.000000	10.362198	3.62%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	6.541502	7.869597	20.30%	0	2009
	10.686841	6.541502	-38.79%	0	2008
	10.801526	10.686841	-1.06%	0	2007
	10.000000	10.801526	8.02%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	8.929413	9.404011	5.31%	0	2009
	10.353252	8.929413	-13.75%	0	2008
	10.223790	10.353252	1.27%	0	2007
	10.000000	10.223790	2.24%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	10.648173	13.317584	25.07%	0	2009
	13.039103	10.648173	-18.34%	0	2008
	12.745643	13.039103	2.30%	0	2007
	11.974194	12.745643	6.44%	0	2006
	11.104708	11.974194	7.83%	0	2005
	10.504370	11.104708	5.72%	0	2004
	10.000000	10.504370	5.04%	0	2003*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	7.786731	9.912065	27.29%	0	2009
	14.641550	7.786731	-46.82%	0	2008
	13.305566	14.641550	10.04%	0	2007
	11.068988	13.305566	20.21%	0	2006
	10.000000	11.068988	10.69%	0	2005*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	9.410501	19.289580	104.98%	0	2009
	27.799875	9.410501	-66.15%	0	2008
	21.043388	27.799875	32.11%	0	2007
	15.699260	21.043388	34.04%	0	2006
	14.053549	15.699260	26.67%	0	2005
	10.000000	12.393433	23.93%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	10.673498	21.856129	104.77%	0	2009
	31.557016	10.673498	-66.18%	0	2008
	23.878911	31.557016	32.15%	0	2007
	17.820098	23.878911	34.00%	0	2006
	14.053549	17.820098	26.80%	0	2005
	11.622177	14.053549	20.92%	0	2004
	10.000000	11.622177	16.22%	0	2003*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	15.425011	23.352230	51.39%	0	2009
	29.796824	15.425011	-48.23%	0	2008
	21.350815	29.796824	39.56%	0	2007
	17.847051	21.350815	19.63%	0	2006
	12.253143	17.847051	45.65%	0	2005
	10.000000	12.253143	22.53%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	17.481972	26.452050	51.31%	0	2009
	33.787779	17.481972	-48.26%	0	2008
	24.205771	33.787779	39.59%	0	2007
	20.240794	24.205771	19.59%	0	2006
	13.891560	20.240794	45.71%	0	2005
	11.641812	13.891560	19.32%	0	2004
	10.000000	11.641812	16.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.465265	10.331189	22.04%	0	2009
	14.186036	8.465265	-40.33%	0	2008
	13.435466	14.186036	5.59%	0	2007
	12.303147	13.435466	9.20%	0	2006
	11.777448	12.303147	4.46%	0	2005
	11.180941	11.777448	5.34%	0	2004
	10.000000	11.180941	11.81%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	12.851536	28.52%	0	2009*

Appendix B: Condensed Financial Information (Waddell & Reed)

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                 1-800-848-6331, TDD 1-800-238-3035
writing:                 Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:             www.waddell.com

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	18.038769	22.342511	23.86%	3,158,313	2009
	24.542535	18.038769	-26.50%	3,240,851	2008
	17.194153	24.542535	42.74%	2,262,547	2007
	14.447635	17.194153	19.01%	2,239,129	2006
	11.736787	14.447635	23.10%	2,070,589	2005
	10.458494	11.736787	12.22%	1,992,445	2004
	9.471902	10.458494	10.42%	1,800,514	2003
	9.258785	9.471902	2.30%	1,376,357	2002
	10.381905	9.258785	-10.82%	837,616	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.119320	12.470316	12.15%	1,508,282	2009
	14.209605	11.119320	-21.75%	1,793,309	2008
	12.621716	14.209605	12.58%	1,333,603	2007
	11.457924	12.621716	10.16%	1,508,929	2006
	11.015216	11.457924	4.02%	1,718,840	2005
	10.208709	11.015216	7.90%	1,886,164	2004
	8.654366	10.208709	17.96%	1,724,796	2003
	9.540115	8.654366	-9.28%	1,418,807	2002
	10.240525	9.540115	-6.84%	1,078,990	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.486609	14.315463	6.15%	2,537,484	2009
	13.573634	13.486609	-0.64%	2,709,413	2008
	12.969298	13.573634	4.66%	1,895,102	2007
	12.560339	12.969298	3.26%	1,408,675	2006
	12.479024	12.560339	0.65%	1,506,015	2005
	12.128095	12.479024	2.89%	1,646,666	2004
	11.752610	12.128095	3.19%	1,722,859	2003
	10.887834	7.752610	7.94%	1,546,604	2002
	10.228323	10.887834	6.45%	1,024,483	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.695417	9.453349	22.84%	4,864,628	2009
	11.910670	7.695417	-35.39%	5,561,043	2008
	10.546121	11.910670	12.94%	3,659,302	2007
	9.101039	10.546121	15.88%	4,158,916	2006
	8.428947	9.101039	7.97%	4,471,042	2005
	7.766584	8.428947	8.53%	4,897,600	2004
	6.686505	7.766584	16.15%	4,966,593	2003
	8.614083	6.686505	-22.38%	4,658,236	2002
	10.220980	8.614083	-15.72%	3,384,052	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.288910	12.013668	16.76%	625,746	2009
	16.209097	10.288910	-36.52%	626,828	2008
	14.021570	16.209097	15.60%	436,409	2007
	12.212264	14.021570	14.82%	382,029	2006
	10.907726	12.212264	11.96%	238,635	2005
	10.000000	10.907726	9.08%	130,922	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.401688	10.299232	39.15%	219,127	2009
	13.876307	7.401688	-46.66%	183,805	2008
	9.259970	13.876307	49.85%	73,754	2007
	10.000000	9.259970	-7.40%	29,720	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	8.286647	14.252406	71.99%	819,488	2009
	21.708432	8.286647	-61.83%	669,446	2008
	15.273371	21.708432	42.13%	417,463	2007
	12.287089	15.273371	24.30%	341,564	2006
	10.000000	12.287089	22.87%	109,653	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	7.529470	9.477107	25.87%	5,330,513	2009
	11.928767	7.529470	-36.88%	6,129,775	2008
	9.572816	11.928767	21.75%	4,260,050	2007
	9.200918	9.572816	4.04%	4,828,577	2006
	8.351160	9.200918	10.18%	5,529,745	2005
	8.161335	8.351160	2.33%	6,085,193	2004
	6.695716	8.161335	21.89%	5,729,311	2003
	8.589350	6.695716	-22.05%	4,510,709	2002
	10.123886	8.589350	-15.16%	3,185,097	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.060869	17.491821	45.03%	1,465,514	2009
	15.574727	12.060869	-22.56%	1,375,039	2008
	15.140341	15.574727	2.87%	1,038,658	2007
	13.862250	15.140341	9.22%	1,068,834	2006
	13.647506	13.862250	1.57%	1,055,173	2005
	12.541413	13.647506	8.82%	1,103,896	2004
	10.574579	12.541413	18.60%	1,010,317	2003
	10.896533	10.574579	-2.95%	863,210	2002
	10.076613	10.896533	8.14%	539,322	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	8.426470	10.590859	25.69%	1,461,496	2009
	14.704963	8.426470	-42.70%	1,473,125	2008
	12.240210	14.704963	20.14%	896,200	2007
	10.213807	12.240210	19.84%	916,763	2006
	8.853054	10.213807	15.37%	909,815	2005
	7.840387	8.853054	12.92%	957,684	2004
	6.337656	7.840387	23.71%	843,562	2003
	7.817619	6.337656	-18.93%	717,737	2002
	10.149762	7.817619	-22.98%	458,817	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	10.510806	14.259480	35.66%	433,592	2009
	18.378815	10.510806	-42.81%	416,657	2008
	16.887720	18.378815	8.83%	315,422	2007
	13.153656	16.887720	28.39%	286,332	2006
	11.945966	13.153656	10.11%	181,105	2005
	10.000000	11.945966	19.46%	70,812	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	8.098121	11.333024	39.95%	112,274	2009
	15.733650	8.098121	-48.53%	81,187	2008
	14.917517	15.733650	5.47%	59,407	2007
	13.415018	14.917517	11.20%	57,292	2006
	11.205120	13.415018	19.72%	45,082	2005
	10.000000	11.205120	12.05%	23,374	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.606807	12.503054	45.27%	338,799	2009
	13.625861	8.606807	-36.83%	293,028	2008
	12.216068	13.625861	11.54%	186,995	2007
	11.360798	12.216068	7.53%	143,195	2006
	10.000000	11.360798	13.61%	44,489	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.275744	11.282392	0.06%	1,076,320	2009
	11.140535	11.275744	1.21%	1,662,570	2008
	10.751664	11.140535	3.62%	584,134	2007
	10.405234	10.751664	3.33%	487,118	2006
	10.249548	10.405234	1.52%	413,031	2005
	10.276601	10.249548	-0.26%	357,689	2004
	10.321989	10.276601	-0.44%	300,740	2003
	10.303622	10.321989	0.18%	356,275	2002
	10.042070	10.303622	2.60%	328,055	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	9.235171	11.308177	22.45%	217,176	2009
	14.577035	9.235171	-36.65%	244,356	2008
	17.534744	14.577035	-16.87%	143,356	2007
	13.608265	17.534744	28.85%	158,340	2006
	12.395855	13.608265	9.78%	107,937	2005
	10.000000	12.395855	23.96%	44,759	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	9.492077	13.523818	42.47%	2,000,257	2009
	14.495825	9.492077	-34.52%	2,161,507	2008
	11.768023	14.495825	23.18%	1,534,306	2007
	11.013522	11.768023	6.85%	1,676,120	2006
	9.483442	11.013522	16.13%	1,839,670	2005
	8.236019	9.483442	15.15%	1,926,229	2004
	6.373690	8.236019	29.22%	1,721,980	2003
	8.465463	6.373690	-24.71%	1,319,140	2002
	9.703241	8.465463	-12.76%	824,061	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	9.102132	12.146147	33.44%	1,972,194	2009
	15.108568	9.102132	-39.76%	2,045,749	2008
	13.437940	15.108568	12.43%	1,411,123	2007
	12.913866	13.437940	4.06%	1,584,308	2006
	11.549477	12.913866	11.81%	1,807,644	2005
	10.202000	11.549477	13.21%	1,994,071	2004
	7.586249	10.202000	34.48%	1,839,227	2003
	9.793049	7.586249	-22.53%	1,582,101	2002
	10.082446	9.793049	-2.87%	1,032,484	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	9.345214	11.954432	27.92%	183,325	2009
	12.772647	9.345214	-26.83%	205,721	2008
	13.451362	12.772647	-5.05%	159,013	2007
	11.622311	13.451362	15.74%	133,631	2006
	11.265957	11.622311	3.16%	118,706	2005
	10.000000	11.265957	12.66%	76,012	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.778763	12.266338	25.44%	1,276,287	2009
	14.916596	9.778763	-34.44%	1,418,489	2008
	14.780173	14.916596	0.92%	1,186,810	2007
	12.766443	14.780173	15.77%	1,296,638	2006
	12.342628	12.766443	3.43%	1,513,441	2005
	10.863749	12.342628	13.61%	1,608,538	2004
	8.766516	10.863749	23.92%	1,372,764	2003
	10.137650	8.766516	-13.53%	1,004,512	2002
	10.000000	10.137650	1.38%	556,685	2001*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	14.491336	17.405599	20.11%	0	2009
	20.332669	14.491336	-28.73%	0	2008
	14.691582	20.332669	38.40%	0	2007
	12.729106	14.691582	15.42%	0	2006
	10.662462	12.729106	19.38%	0	2005
	10.000000	10.662462	6.62%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	9.440201	10.266572	8.75%	0	2009
	12.441146	9.440201	-24.12%	0	2008
	11.397827	12.441146	9.15%	0	2007
	10.669104	11.397827	6.83%	0	2006
	10.576246	10.669104	0.88%	0	2005
	10.000000	10.576246	5.76%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	9.538424	9.818087	2.93%	0	2009
	9.899757	9.538424	-3.65%	0	2008
	9.755962	9.899757	1.47%	0	2007
	9.742580	9.755962	0.14%	0	2006
	9.981000	9.742580	-2.39%	0	2005
	10.000000	9.981000	-0.19%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.561498	10.198797	19.12%	0	2009
	13.666034	8.561498	-37.35%	0	2008
	12.480257	13.666034	9.50%	0	2007
	11.105476	12.480257	12.38%	0	2006
	10.605582	11.105476	4.71%	0	2005
	10.000000	10.605582	6.06%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	8.933047	10.114550	13.23%	0	2009
	14.513696	8.933047	-38.45%	0	2008
	12.949192	14.513696	12.08%	0	2007
	11.629388	12.949192	11.35%	0	2006
	10.710456	11.629388	8.58%	0	2005
	10.000000	10.710456	7.10%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	6.817696	9.199187	34.93%	0	2009
	13.181974	6.817696	-48.28%	0	2008
	9.072732	13.181974	45.29%	0	2007
	10.000000	9.072732	-9.27%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	7.421064	12.377049	66.78%	0	2009
	20.051131	7.421064	-62.99%	0	2008
	14.550275	20.051131	37.81%	0	2007
	12.069868	14.550275	20.55%	0	2006
	10.000000	12.069868	20.70%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.486988	10.358879	22.06%	0	2009
	13.866721	8.486988	-38.80%	0	2008
	11.477348	13.866721	18.04%	0	2007
	11.375106	11.477348	0.90%	0	2006
	10.645983	11.375106	6.85%	0	2005
	10.000000	10.645983	6.46%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	8.048076	11.319058	40.64%	0	2009
	10.717731	8.048076	-24.91%	0	2008
	10.745963	10.717731	-0.26%	0	2007
	10.145161	10.745963	5.92%	0	2006
	10.299073	10.145161	-1.49%	0	2005
	10.000000	10.299073	2.99%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.363787	11.412545	21.88%	0	2009
	16.852313	9.363787	-44.44%	0	2008
	14.467934	16.852313	16.48%	0	2007
	12.448637	14.467934	16.22%	0	2006
	11.126034	12.448637	11.89%	0	2005
	10.000000	11.126034	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	8.741134	11.499470	31.56%	0	2009
	15.763038	8.741134	-44.55%	0	2008
	14.938931	15.763038	5.52%	0	2007
	11.997948	14.938931	24.51%	0	2006
	11.235649	11.997948	6.78%	0	2005
	10.000000	11.235649	12.36%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	7.487336	10.160974	35.71%	0	2009
	15.002982	7.487336	-50.09%	0	2008
	14.671572	15.002982	2.26%	0	2007
	13.604956	14.671572	7.84%	0	2006
	11.717278	13.604956	16.11%	0	2005
	10.000000	11.717278	17.17%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	7.708136	10.858563	40.87%	0	2009
	12.585282	7.708136	-38.75%	0	2008
	11.637432	12.585282	8.14%	0	2007
	11.159833	11.637432	4.28%	0	2006
	10.000000	11.159833	11.60%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.655728	9.368799	-2.97%	0	2009
	9.837912	9.655728	-1.85%	0	2008
	9.792711	9.837912	0.46%	0	2007
	9.772363	9.792711	0.21%	0	2006
	9.925973	9.772363	-1.55%	0	2005
	10.000000	9.925973	-0.74%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	7.557382	8.973127	18.73%	0	2009
	12.303284	7.557382	-38.57%	0	2008
	15.264811	12.303284	-19.40%	0	2007
	12.215243	15.264811	24.97%	0	2006
	11.473390	12.215243	6.47%	0	2005
	10.000000	11.473390	14.73%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	10.049902	13.885063	38.16%	0	2009
	15.828187	10.049902	-36.51%	0	2008
	13.252992	15.828187	19.43%	0	2007
	12.789665	13.252992	3.62%	0	2006
	11.355632	12.789665	12.63%	0	2005
	10.000000	11.355632	13.56%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	7.942010	10.277097	29.40%	0	2009
	13.595910	7.942010	-41.59%	0	2008
	12.472321	13.595910	9.01%	0	2007
	12.359408	12.472321	0.91%	0	2006
	11.397607	12.359408	8.44%	0	2005
	10.000000	11.397607	13.98%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	8.180215	10.147206	24.05%	0	2009
	11.530446	8.180215	-29.06%	0	2008
	12.524753	11.530446	-7.94%	0	2007
	11.158713	12.524753	12.24%	0	2006
	11.153326	11.158713	0.05%	0	2005
	10.000000	11.153326	11.53%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	7.542321	9.174424	21.64%	0	2009
	11.865444	7.542321	-36.43%	0	2008
	12.126207	11.865444	-2.15%	0	2007
	10.800173	12.126207	12.28%	0	2006
	10.766757	10.800173	0.31%	0	2005
	10.000000	10.766757	7.67%	0	2004*

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Types of Contracts

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the Contract Value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the Annuitization Date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the Annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Same-sex marriages, domestic partnership and other similar relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a "partial exchange."  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a contract owner;

(b)	any change of Annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Appendix D: State Variations Information

Described below are the variations to certain prospectus disclosures resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction. These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

California – For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the Fixed Account during the free look period.

Hawaii - Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Maryland – The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

Massachusetts – Subsequent payments, if any, after the initial purchase payment must be made within three years of the initial Purchase payment.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the "Additional Withdrawal Without Charge and Disability Waiver" is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The Hardship Waiver  is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The 10 Year and Disability Waiver is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

Minnesota - The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

New Jersey - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

New York - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

The Beneficiary Protector Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector Option" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Death Benefit Options" for more information.

The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the "Additional Withdrawal Without Charge and Disability Waiver" is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The Hardship Waiver  is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

North Dakota - The Beneficiary Protector Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector Option" earlier in this prospectus for more information.

Oregon - The 10 Year and Disability Waiver is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in the prospectus for more information.

Subsequent payments are not allowable under the contract.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

The Hardship Waiver of CDSC is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The Reduced Purchase Payment Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Reduced Purchase Payment Option" earlier in this prospectus for more information.

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

Puerto Rico – Nationwide will not charge premium taxes against the contract.

Vermont - Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Washington - The Beneficiary Protector Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection" Beneficiary Protector Option" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

Subsequent payments, if any, after the initial purchase payment may only be made until the Annuitant is 63 years of age.  After age 63, subsequent Purchase Payments will not be accepted.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The Beneficiary must notify Nationwide of an election to receive the death benefit within 1 year of the Annuitant’s death. See "Death Benefits" earlier in this prospectus for more information.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Individual Modified Single Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2010.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide and Security Benefit Life (SBL) have responsibility for administration of the contracts and the Variable Account, maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.

The custodian of the assets of the variable account is Nationwide.  Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements are related to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Condensed Financial Information

Condensed Financial Information filed previously on May 1, 2010 with Post Effective Amendment No. 35 is hereby incorporated by reference.

3

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
132,224 shares (cost $1,133,284)	$780,120
Large Cap VIF (BBGI)
223,162 shares (cost $2,869,525)	1,698,259
Mid Cap Growth VIF (BBCA)
127,264 shares (cost $1,627,579)	1,121,195
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
1,200,456 shares (cost $15,588,569)	16,110,122
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
204,607 shares (cost $1,186,949)	1,198,996
U.S. Equity Flex I Portfolio (WSCP)
407,009 shares (cost $4,668,086)	5,075,399
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,976,383 shares (cost $8,463,306)	11,008,453
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
4,062 shares (cost $106,785)	113,463
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
4,188,139 shares (cost $125,496,364)	138,920,572
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,781,087 shares (cost $11,063,364)	12,932,055
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
4,223,632 shares (cost $15,474,933)	19,217,525
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
675 shares (cost $5,937)	6,481
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,464,116 shares (cost $116,933,094)	111,698,383
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,765,626 shares (cost $52,960,014)	79,594,400
Investors Growth Stock Series - Service Class (MIGSC)
20,247 shares (cost $183,740)	194,779
Mid Cap Growth Series - Service Class (MMCGSC)
356,235 shares (cost $2,047,266)	1,610,183
New Discovery Series - Service Class (MNDSC)
89,870 shares (cost $1,151,304)	1,172,805
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Value Series - Service Class (MVFSC)
3,151,674 shares (cost $39,114,449)	$36,811,553
Core Plus Fixed Income Portfolio - Class I (MSVFI)
417,860 shares (cost $4,157,916)	4,149,352
Core Plus Fixed Income Portfolio - Class II (MSVF2)
83,868 shares (cost $924,286)	826,096
Emerging Markets Debt Portfolio - Class I (MSEM)
1,722,019 shares (cost $13,709,402)	13,345,649
Mid Cap Growth Portfolio- class I (MSVMG)
5,920 shares (cost $47,276)	54,226
U.S. Real Estate Portfolio - Class I (MSVRE)
116,025 shares (cost $973,648)	1,177,650
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
88,414 shares (cost $982,217)	974,326
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
30,772 shares (cost $378,186)	392,041
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,352,760 shares (cost $41,443,424)	36,891,283
American Funds NVIT Bond Fund - Class II (GVABD2)
2,975,116 shares (cost $29,612,031)	31,684,980
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,404,000 shares (cost $30,605,983)	27,757,075
American Funds NVIT Growth Fund - Class II (GVAGR2)
844,217 shares (cost $47,608,126)	38,842,420
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
363,019 shares (cost $12,213,170)	12,172,014
Federated NVIT High Income Bond Fund - Class I (HIBF)
5,817,580 shares (cost $43,538,866)	38,396,028
Federated NVIT High Income Bond Fund - Class III (HIBF3)
9,203,048 shares (cost $47,754,737)	60,648,084
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
195,896 shares (cost $2,606,293)	2,225,379
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
5,226,622 shares (cost $73,119,295)	59,269,892
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
98,295 shares (cost $1,276,172)	1,113,687
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2,724 shares (cost $31,330)	22,007
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Gartmore NVIT Global Utilities Fund - Class III (GVGU)
1,149,583 shares (cost $10,689,678)	$9,323,115
Gartmore NVIT International Equity Fund - Class I (GIG)
148,693 shares (cost $1,061,672)	1,191,035
Gartmore NVIT International Equity Fund - Class III (GIG3)
3,427,853 shares (cost $33,663,653)	27,491,377
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
7,027 shares (cost $66,273)	56,217
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
787,014 shares (cost $6,745,443)	8,043,283
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
634,256 shares (cost $9,037,699)	6,482,096
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
12,077,712 shares (cost $92,043,852)	102,056,670
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
519,818 shares (cost $3,862,430)	4,382,069
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
201 shares (cost $1,524)	1,693
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
281,874 shares (cost $1,938,505)	2,370,559
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
627,377 shares (cost $5,365,729)	5,985,178
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
442,562 shares (cost $3,830,136)	4,022,889
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
619,287 shares (cost $5,811,286)	6,230,029
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,385,333 shares (cost $11,365,125)	12,911,305
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
628,035 shares (cost $4,903,648)	5,551,826
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
630,757 shares (cost $5,581,283)	6,156,189
NVIT Core Bond Fund - Class I (NVCBD1)
708,096 shares (cost $7,211,751)	7,229,658
NVIT Core Bond Fund - Class II (NVCBD2)
65,567 shares (cost $659,077)	668,125
NVIT Core Plus Bond Fund - Class II (NVLCP2)
368,243 shares (cost $3,931,906)	3,969,658
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Fund - Class I (TRF)
15,858,917 shares (cost $155,170,148)	$128,615,815
NVIT Fund - Class II (TRF2)
106,022 shares (cost $1,035,595)	855,595
NVIT Global Financial Services Fund - Class I (GVGF1)
498 shares (cost $5,489)	3,713
NVIT Global Financial Services Fund - Class III (GVGFS)
580,187 shares (cost $4,131,337)	4,333,997
NVIT Government Bond Fund - Class I (GBF)
25,690,648 shares (cost $298,012,157)	301,608,212
NVIT Government Bond Fund - Class II (GBF2)
900,229 shares (cost $10,479,287)	10,532,676
NVIT Growth Fund - Class I (CAF)
2,531,095 shares (cost $25,412,558)	29,765,680
NVIT Health Sciences Fund - Class I (GVGH1)
6,963 shares (cost $72,043)	66,847
NVIT Health Sciences Fund - Class III (GVGHS)
1,395,824 shares (cost $13,922,071)	13,427,830
NVIT International Index Fund - Class VIII (GVIX8)
379,578 shares (cost $3,339,208)	3,074,585
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
6,311,288 shares (cost $69,587,700)	51,941,904
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
125,090 shares (cost $1,471,474)	1,504,832
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
59,153 shares (cost $728,383)	763,671
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
6,419,131 shares (cost $64,458,764)	63,356,823
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
32,570,619 shares (cost $341,868,650)	316,260,713
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
16,407,167 shares (cost $189,923,075)	154,063,298
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
10,236,976 shares (cost $109,272,618)	100,424,736
NVIT Leaders Fund - Class III (GVUSL)
706,304 shares (cost $8,943,371)	6,074,216
NVIT Mid Cap Index Fund - Class I (MCIF)
8,196,064 shares (cost $138,515,885)	121,465,663
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class I (SAM)
397,255,008 shares (cost $397,255,008)	$397,255,008
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,267 shares (cost $10,869)	10,960
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
8,620,727 shares (cost $65,638,221)	74,483,081
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
278 shares (cost $3,734)	2,718
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,795,321 shares (cost $26,843,626)	17,576,195
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
95,048 shares (cost $1,396,649)	926,721
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,053,636 shares (cost $8,050,003)	9,156,098
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
126,900 shares (cost $980,346)	1,101,488
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
659,555 shares (cost $5,017,554)	5,500,687
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
12,840,373 shares (cost $93,919,120)	107,730,732
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
903,674 shares (cost $6,704,820)	7,545,677
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
8,913,306 shares (cost $72,994,819)	81,378,481
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,262,601 shares (cost $30,637,372)	27,829,995
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
49,268 shares (cost $693,302)	594,660
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
14,522,843 shares (cost $164,432,631)	120,539,600
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
163,411 shares (cost $1,802,914)	1,336,700
NVIT Multi-Manager Small Company Fund - Class I (SCF)
8,722,894 shares (cost $179,460,800)	126,045,823
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
205,107 shares (cost $4,105,102)	2,898,155
NVIT Multi-Sector Bond Fund - Class I (MSBF)
9,804,003 shares (cost $83,471,226)	81,079,108
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Short Term Bond Fund - Class II (NVSTB2)
2,131,367 shares (cost $21,951,079)	$21,846,516
NVIT Technology & Communications Fund - Class I (GGTC)
282,552 shares (cost $976,959)	960,676
NVIT Technology & Communications Fund - Class III (GGTC3)
3,411,977 shares (cost $9,944,355)	11,703,081
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
31,915 shares (cost $326,026)	239,365
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
1,038,949 shares (cost $10,430,967)	7,854,457
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
104,634 shares (cost $1,423,435)	1,473,244
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
899 shares (cost $12,118)	12,650
Templeton NVIT International Value Fund - Class III (NVTIV3)
421,166 shares (cost $4,928,404)	5,854,212
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
3,395,574 shares (cost $27,066,535)	30,152,701
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
13,644,061 shares (cost $85,572,527)	99,601,646
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,633,312 shares (cost $31,377,562)	29,545,763
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
364,417 shares (cost $4,021,945)	3,877,392
Low Duration Portfolio - Advisor Class (PMVLAD)
1,767,646 shares (cost $18,346,972)	17,870,898
V.I. Basic Balanced Fund - Series I (AVB)
40,031 shares (cost $384,759)	347,869
V.I. Basic Value Fund - Series II (AVBV2)
13,608 shares (cost $71,826)	80,967
V.I. Capital Appreciation Fund - Series I (AVCA)
4,999 shares (cost $113,498)	101,639
V.I. Capital Appreciation Fund - Series II (AVCA2)
61,308 shares (cost $1,045,608)	1,226,159
V.I. Capital Development Fund - Series II (AVCD2)
172,446 shares (cost $1,742,024)	1,895,186
V.I. Core Equity Fund - Series I (AVGI)
19,970 shares (cost $485,800)	497,644
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

V.I. Core Equity Fund - Series II (AVCE2)
44,663 shares (cost $1,027,132)	$1,105,404
V.I. Global Health Care Fund - Series I (IVHS)
7,426 shares (cost $115,747)	117,851
V.I. Global Real Estate Fund - Series I (IVRE)
25,548 shares (cost $348,947)	310,153
VPS Growth and Income Portfolio - Class B (ALVGIB)
108,543 shares (cost $2,372,046)	1,636,827
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
81,399 shares (cost $1,943,368)	2,012,188
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
600,119 shares (cost $6,920,397)	8,017,592
VP Income & Growth Fund - Class I (ACVIG)
13,186,485 shares (cost $86,551,676)	70,943,289
VP Income & Growth Fund - Class II (ACVIG2)
296,255 shares (cost $2,010,598)	1,593,851
VP Inflation Protection Fund - Class II (ACVIP2)
6,521,673 shares (cost $68,946,541)	69,977,548
VP International Fund - Class I (ACVI)
235,177 shares (cost $1,687,111)	1,817,921
VP International Fund - Class III (ACVI3)
19,807 shares (cost $135,245)	153,107
VP Mid Cap Value Fund - Class I (ACVMV1)
923,837 shares (cost $10,033,251)	11,196,900
VP Mid Cap Value Fund - Class II (ACVMV2)
35,137 shares (cost $454,805)	426,214
VP Ultra(R) Fund - Class I (ACVU1)
3,464 shares (cost $23,374)	28,130
VP Value Fund - Class I (ACVV)
33,951,707 shares (cost $233,748,484)	179,265,015
VP Value Fund - Class II (ACVV2)
776,479 shares (cost $5,375,681)	4,107,574
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,954,967 shares (cost $28,191,506)	28,810,927
Stock Index Fund, Inc. - Initial Shares (DSIF)
13,458,516 shares (cost $349,146,627)	354,093,560
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,744,499 shares (cost $41,989,660)	45,810,555
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
4,369 shares (cost $106,574)	$114,029
Appreciation Portfolio - Initial Shares (DCAP)
1,861,209 shares (cost $64,251,192)	58,441,971
Appreciation Portfolio - Service Shares (DCAPS)
56,576 shares (cost $1,957,936)	1,765,743
Developing Leaders Portfolio - Initial Shares (DSC)
6,716 shares (cost $237,743)	157,767
International Value Portfolio - Initial Shares (DVIV)
23,539 shares (cost $329,244)	257,049
Capital Appreciation Fund II - Service Shares (FCA2S)
98,987 shares (cost $528,750)	565,214
Clover Value Fund II - Service Shares (FALFS)
20,721 shares (cost $308,310)	187,110
High Income Bond Fund II - Service Shares (FHIBS)
540,819 shares (cost $3,503,151)	3,596,446
Market Opportunity Fund II - Service Shares (FVMOS)
312,705 shares (cost $3,168,086)	3,080,147
Quality Bond Fund II - Primary Shares (FQB)
13,918,642 shares (cost $155,071,709)	155,888,787
Quality Bond Fund II - Service Shares (FQBS)
598,729 shares (cost $6,528,343)	6,675,832
Contrafund Portfolio - Service Class 2 (FC2)
570,254 shares (cost $15,370,165)	11,570,454
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
155,621 shares (cost $1,655,680)	1,209,173
VIP Fund - Contrafund Portfolio - Service Class (FCS)
19,116,846 shares (cost $513,060,179)	392,851,188
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,561,827 shares (cost $30,129,519)	26,223,083
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
16,667,807 shares (cost $383,968,458)	279,185,770
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
457,308 shares (cost $10,492,357)	7,577,587
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
851,721 shares (cost $8,649,168)	8,321,311
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,654 shares (cost $28,018)	25,849
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
679,123 shares (cost $6,676,739)	$6,451,665
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
15,618 shares (cost $151,713)	148,060
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
367,234 shares (cost $3,666,096)	3,312,453
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
39,946 shares (cost $438,652)	359,515
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
1,625,195 shares (cost $24,002,418)	23,532,823
VIP Fund - Growth Portfolio - Service Class (FGS)
5,723,188 shares (cost $163,029,975)	171,466,722
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
98,234 shares (cost $3,209,836)	2,922,453
VIP Fund - High Income Portfolio - Service Class (FHIS)
12,309,895 shares (cost $72,788,934)	64,750,047
VIP Fund - High Income Portfolio - Service Class R (FHISR)
8,316,377 shares (cost $36,807,339)	43,660,981
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
6,422,163 shares (cost $78,557,769)	79,570,601
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,452,096 shares (cost $40,911,410)	36,897,757
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
358,608 shares (cost $10,942,602)	9,001,050
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,560,098 shares (cost $25,763,601)	23,385,873
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
361,954 shares (cost $6,946,195)	5,356,924
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,824,363 shares (cost $57,483,868)	42,280,713
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,085,260 shares (cost $14,894,617)	16,077,356
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,549,757 shares (cost $55,182,960)	50,122,573
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
41,181 shares (cost $754,792)	653,130
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,373,836 shares (cost $16,647,158)	17,543,884
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,472,974 shares (cost $12,256,052)	$14,332,036
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,338 shares (cost $33,974)	31,447
Templeton Foreign Securities Fund - Class 3 (TIF3)
832,971 shares (cost $10,657,008)	11,136,825
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,834,126 shares (cost $47,610,919)	49,115,400
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
469,206 shares (cost $2,942,474)	3,350,133
Guardian Portfolio - I Class Shares (AMGP)
17,841 shares (cost $254,352)	285,105
International Portfolio - S Class Shares (AMINS)
147 shares (cost $1,239)	1,395
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
18,880 shares (cost $375,581)	401,001
Partners Portfolio - I Class Shares (AMTP)
51,398 shares (cost $498,692)	504,213
Regency Portfolio - S Class Shares (AMRS)
298 shares (cost $3,465)	3,933
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
147,560 shares (cost $1,357,948)	1,512,485
Socially Responsive Portfolio - I Class Shares (AMSRS)
295,395 shares (cost $4,396,822)	3,574,283
Capital Appreciation Fund/VA - Service Class (OVCAFS)
97,039 shares (cost $3,257,766)	3,555,516
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
3,952,554 shares (cost $122,454,168)	146,007,349
Global Securities Fund/VA - Class 3 (OVGS3)
3,894,835 shares (cost $114,015,221)	103,875,242
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,704,380 shares (cost $63,864,471)	71,666,075
Global Securities Fund/VA - Service Class (OVGSS)
121,410 shares (cost $2,689,586)	3,190,648
High Income Fund/VA - Class 3 (OVHI3)
1,085,036 shares (cost $1,819,300)	2,159,221
High Income Fund/VA - Non-Service Shares (OVHI)
62,425 shares (cost $496,227)	123,601
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

High Income Fund/VA - Service Class (OVHIS)
13,004 shares (cost $107,797)	$25,879
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
6,833,504 shares (cost $125,017,896)	124,233,103
Main Street Fund(R)/VA - Service Class (OVGIS)
179,899 shares (cost $3,533,393)	3,245,377
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
612,672 shares (cost $7,471,394)	8,822,471
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
12,239 shares (cost $195,426)	174,775
MidCap Fund/VA - Non-Service Shares (OVAG)
1,613,943 shares (cost $64,713,596)	58,941,206
Strategic Bond Fund/VA - Service Class (OVSBS)
847,307 shares (cost $4,545,192)	4,558,511
Real Return Portfolio - Administrative Class (PMVRRA)
62,923 shares (cost $786,178)	782,762
Series D (Global Series) (SBLD)
23,886 shares (cost $232,259)	211,630
Series J (Mid Cap Growth Series) (SBLJ)
4,704 shares (cost $102,699)	113,837
Series N (Managed Asset Allocation Series) (SBLN)
8,133 shares (cost $146,429)	146,311
Series O (All Cap Value Series) (SBLO)
36,689 shares (cost $651,748)	702,227
Series P (High Yield Series) (SBLP)
19,201 shares (cost $370,328)	445,463
Series Q (Small Cap Value Series) (SBLQ)
25,272 shares (cost $665,815)	697,507
Series V (Mid Cap Value Series) (SBLV)
41,133 shares (cost $1,824,365)	2,017,574
Series X (Small Cap Growth Series) (SBLX)
3,301 shares (cost $40,807)	47,931
Series Y (Select 25 Series) (SBLY)
2,944 shares (cost $21,186)	25,112
Total Return Portfolio - Administrative Class (PMVTRA)
227,336 shares (cost $2,413,176)	2,459,776
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
772 shares (cost $16,885)	11,122
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Capital Growth Portfolio - Class II (ACEG2)
60,496 shares (cost $1,405,842)	$1,694,501
Comstock Portfolio - Class II (ACC2)
861,954 shares (cost $10,288,692)	8,705,733
Diversified Stock Fund Class A Shares (VYDS)
631,400 shares (cost $6,477,852)	5,537,376
Micro-Cap Portfolio - Investment Class (ROCMC)
82,060 shares (cost $799,784)	782,032
Blue Chip Growth Portfolio - II (TRBCG2)
779,976 shares (cost $5,087,892)	7,409,769
Equity Income Portfolio - II (TREI2)
887,991 shares (cost $17,510,997)	15,637,526
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2,059,384 shares (cost $20,110,976)	23,085,697
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,684,169 shares (cost $24,663,285)	18,896,376
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,239,162 shares (cost $36,604,380)	36,257,885
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
514,053 shares (cost $13,460,044)	15,041,186
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
29,152,491 shares (cost $244,068,971)	268,940,472
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
6,799,267 shares (cost $48,041,190)	57,645,545
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
20,135,830 shares (cost $108,004,602)	110,739,012
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
13,741,304 shares (cost $133,437,354)	136,750,711
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,927,342 shares (cost $26,700,589)	23,420,313
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2,066,223 shares (cost $12,579,954)	10,865,852
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
8,174,968 shares (cost $54,402,565)	46,988,901
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
16,808,103 shares (cost $127,833,300)	155,947,257
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
25,788,751 shares (cost $82,781,638)	85,095,140
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
6,483,839 shares (cost $43,921,282)	$48,573,031
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,347,346 shares (cost $26,987,122)	20,722,993
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
257,867 shares (cost $4,554,767)	4,048,571
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,223,976 shares (cost $14,011,608)	14,696,031
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
38,088,868 shares (cost $38,088,868)	38,088,868
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
1,246,301 shares (cost $6,120,716)	5,601,002
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,905,971 shares (cost $13,984,924)	9,792,495
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
6,010,669 shares (cost $80,510,446)	91,941,594
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
8,909,055 shares (cost $79,186,534)	72,810,140
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
649,733 shares (cost $9,157,994)	8,631,707
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
12,317,551 shares (cost $70,839,586)	63,368,873
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
21,342 shares (cost $278,280)	320,344
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
738,448 shares (cost $4,288,368)	$4,689,148

Total Investments	7,961,432,920

Accounts Receivable - Regency Portfolio - S Class Shares (AMRS)	258
Accounts Receivable - Mid Cap Growth Portfolio - class I (MSVMG)	1,663
Accounts Receivable - Limited-Term Bond Portfolio - II (TRLT2)	12,587

Total Assets	7,961,447,428

Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	20,938
Accounts Payable - International Portfolio - S Class Shares (AMINS)	1,395
Other Accounts Payable	33,454

$7,961,391,641

Contract Owners’ Equity:
Accumulation units	7,879,756,483
Contracts in payout (annuitization) period	81,634,158

Total Contract Owners’ Equity (note 5)	$7,961,391,641

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

Reinvested dividends	$156,956,588	6,290	17,787	-	192,721	-	-	-
Mortality and expense risk charges (note 2)	(87,890,026)	(10,191)	(21,365)	(12,467)	(51,559)	(621)	(12,857)	(81,061)

Net investment income (loss)	69,066,562	(3,901)	(3,578)	(12,467)	141,162	(621)	(12,857)	(81,061)

Realized gain (loss) on investments	(679,416,549)	(269,562)	(805,753)	(187,904)	59,155	19	11,810	235,837
Change in unrealized gain (loss) on investments	2,141,717,605	400,950	1,071,310	438,221	521,553	12,049	407,313	2,545,147

Net gain (loss) on investments	1,462,301,056	131,388	265,557	250,317	580,708	12,068	419,123	2,780,984

Reinvested capital gains	109,584,169	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,640,951,787	127,487	261,979	237,850	721,870	11,447	406,266	2,699,923

Investment Activity:	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

Reinvested dividends	$2,843	16,395	-	-	7,372	352,033	275,546	725
Mortality and expense risk charges (note 2)	(1,294)	(1,378,821)	(131,639)	(176,543)	(10,083)	(980,976)	(736,085)	(2,102)

Net investment income (loss)	1,549	(1,362,426)	(131,639)	(176,543)	(2,711)	(628,943)	(460,539)	(1,377)

Realized gain (loss) on investments	741	6,549,275	278,524	(23,221)	(787,140)	(3,933,548)	4,928,002	(1,393)
Change in unrealized gain (loss) on investments	16,911	38,820,781	5,154,528	7,483,498	906,460	47,489,460	31,358,613	56,691

Net gain (loss) on investments	17,652	45,370,056	5,433,052	7,460,277	119,320	43,555,912	36,286,615	55,298

Reinvested capital gains	3,877	-	-	-	-	2,369,924	1,949,340	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,078	44,007,630	5,301,413	7,283,734	116,609	45,296,893	37,775,416	53,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

Reinvested dividends	$-	-	375,667	540,774	72,137	1,038,574	-	2,710,772
Mortality and expense risk charges (note 2)	(26,044)	(17,628)	(386,137)	(66,284)	(16,546)	(151,439)	(79,371)	(578,570)

Net investment income (loss)	(26,044)	(17,628)	(10,470)	474,490	55,591	887,135	(79,371)	2,132,202

Realized gain (loss) on investments	(88,015)	(68,745)	(4,199,319)	(193,713)	(25,994)	(453,053)	(6,911,501)	(118,691,386)
Change in unrealized gain (loss) on investments	587,668	524,183	10,394,323	182,335	32,877	2,824,653	10,827,887	121,284,727

Net gain (loss) on investments	499,653	455,438	6,195,004	(11,378)	6,883	2,371,600	3,916,386	2,593,341

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$473,609	437,810	6,184,534	463,112	62,474	3,258,735	3,837,015	4,725,543

Investment Activity:	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

Reinvested dividends	$34,191	2,208	26,121	104,274	-	-	-	3,475,629
Mortality and expense risk charges (note 2)	(3,862)	(1,260)	(405,431)	(374,188)	(262,953)	(328,995)	(108,429)	(408,514)

Net investment income (loss)	30,329	948	(379,310)	(269,914)	(262,953)	(328,995)	(108,429)	3,067,115

Realized gain (loss) on investments	8,210	3,794	(2,838,254)	(3,729,975)	(2,508,317)	(3,543,526)	(1,263,463)	(4,148,468)
Change in unrealized gain (loss) on investments	(7,890)	13,851	9,026,556	7,240,981	8,592,064	9,293,715	3,531,610	14,256,487

Net gain (loss) on investments	320	17,645	6,188,302	3,511,006	6,083,747	5,750,189	2,268,147	10,108,019

Reinvested capital gains	4,490	13,244	836,324	9,965	1,761,984	3,122,179	244,640	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,139	31,837	6,645,316	3,251,057	7,582,778	8,543,373	2,404,358	13,175,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

Reinvested dividends	$4,417,749	24,370	616,008	9,632	857	364,866	9,269	239,842
Mortality and expense risk charges (note 2)	(582,586)	(20,845)	(555,922)	(16,231)	(270)	(121,227)	(10,178)	(277,345)

Net investment income (loss)	3,835,163	3,525	60,086	(6,599)	587	243,639	(909)	(37,503)

Realized gain (loss) on investments	(6,350,245)	(218,211)	(16,893,431)	(323,330)	(875)	(5,829,198)	(111,347)	(8,949,644)
Change in unrealized gain (loss) on investments	20,999,703	1,118,599	39,070,874	737,136	1,828	5,619,924	352,373	14,475,264

Net gain (loss) on investments	14,649,458	900,388	22,177,443	413,806	953	(209,274)	241,026	5,525,620

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,484,621	903,913	22,237,529	407,207	1,540	34,365	240,117	5,488,117

Investment Activity:	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

Reinvested dividends	$330	75,915	59,493	69,812	22,442	1	17,688	94,332
Mortality and expense risk charges (note 2)	(490)	(78,510)	(65,616)	(426,509)	(53,615)	(12)	(20,894)	(52,118)

Net investment income (loss)	(160)	(2,595)	(6,123)	(356,697)	(31,173)	(11)	(3,206)	42,214

Realized gain (loss) on investments	(3,944)	253,741	(1,704,366)	973,687	(2,091,723)	1	(369,652)	(244,151)
Change in unrealized gain (loss) on investments	14,274	1,263,513	2,900,358	10,041,102	3,083,853	169	886,321	988,580

Net gain (loss) on investments	10,330	1,517,254	1,195,992	11,014,789	992,130	170	516,669	744,429

Reinvested capital gains	-	-	-	220,910	-	-	529	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,170	1,514,659	1,189,869	10,879,002	960,957	159	513,992	786,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

Reinvested dividends	$59,684	130,496	189,367	54,002	108,568	145,810	12,681	97,609
Mortality and expense risk charges (note 2)	(53,495)	(52,596)	(120,444)	(41,175)	(51,841)	(52,463)	(7,674)	(20,330)

Net investment income (loss)	6,189	77,900	68,923	12,827	56,727	93,347	5,007	77,279

Realized gain (loss) on investments	(512,697)	(94,790)	(585,543)	(409,788)	(115,908)	126,672	3,675	74,825
Change in unrealized gain (loss) on investments	1,335,014	526,732	2,605,933	1,241,673	707,744	10,632	7,583	27,689

Net gain (loss) on investments	822,317	431,942	2,020,390	831,885	591,836	137,304	11,258	102,514

Reinvested capital gains	-	11,379	620	2,043	3,640	33,675	3,187	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	$828,506	521,221	2,089,933	846,755	652,203	264,326	19,452	251,193

Investment Activity:	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

Reinvested dividends	$1,584,684	7,696	39	44,933	11,693,251	363,633	148,740	177
Mortality and expense risk charges (note 2)	(1,255,229)	(12,789)	(44)	(48,731)	(3,964,087)	(214,546)	(283,178)	(774)

Net investment income (loss)	329,455	(5,093)	(5)	(3,798)	7,729,164	149,087	(134,438)	(597)

Realized gain (loss) on investments	(13,766,520)	(41,969)	(630)	(2,226,308)	2,882,260	(139,562)	1,006,038	(3,992)
Change in unrealized gain (loss) on investments	39,345,162	196,791	1,717	3,488,754	(10,019,570)	(110,847)	6,655,242	14,445

Net gain (loss) on investments	25,578,642	154,822	1,087	1,262,446	(7,137,310)	(250,409)	7,661,280	10,453

Reinvested capital gains	-	-	-	-	4,461,069	155,671	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,908,097	149,729	1,082	1,258,648	5,052,923	54,349	7,526,842	9,856

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

Reinvested dividends	$39,220	65,213	504,661	12,366	8,564	1,300,178	4,559,520	1,906,766
Mortality and expense risk charges (note 2)	(158,600)	(24,985)	(606,391)	(4,678)	(3,246)	(861,295)	(3,762,580)	(1,917,404)

Net investment income (loss)	(119,380)	40,228	(101,730)	7,688	5,318	438,883	796,940	(10,638)

Realized gain (loss) on investments	(4,891,975)	(499,950)	(5,708,040)	411	9,014	(2,079,314)	(12,417,527)	(8,221,910)
Change in unrealized gain (loss) on investments	6,261,895	1,085,420	14,175,669	33,357	35,288	6,448,554	54,473,664	31,899,916

Net gain (loss) on investments	1,369,920	585,470	8,467,629	33,768	44,302	4,369,240	42,056,137	23,678,006

Reinvested capital gains	-	-	2,648,715	10,743	3,978	338,752	6,890,545	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	$1,250,540	625,698	11,014,614	52,199	53,598	5,146,875	49,743,622	29,794,945

Investment Activity:	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

Reinvested dividends	$1,778,789	11	48,032	1,050,521	279,167	-	268,545	44
Mortality and expense risk charges (note 2)	(1,292,879)	(12)	(65,018)	(1,265,086)	(6,181,237)	(8)	(340,827)	(30)

Net investment income (loss)	485,910	(1)	(16,986)	(214,565)	(5,902,070)	(8)	(72,282)	14

Realized gain (loss) on investments	(5,159,593)	(1,415)	(2,145,245)	(5,066,068)	-	-	(564,526)	(152)
Change in unrealized gain (loss) on investments	15,166,898	1,719	3,736,000	34,901,409	-	89	10,682,185	742

Net gain (loss) on investments	10,007,305	304	1,590,755	29,835,341	-	89	10,117,659	590

Reinvested capital gains	1,566,703	-	-	3,360,831	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,059,918	303	1,573,769	32,981,607	(5,902,070)	81	10,045,377	604

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

Reinvested dividends	$375,781	15,304	29,113	2,348	27,172	-	-	381,405
Mortality and expense risk charges (note 2)	(212,505)	(13,739)	(39,700)	(7,560)	(34,394)	(551,450)	(35,244)	(369,434)

Net investment income (loss)	163,276	1,565	(10,587)	(5,212)	(7,222)	(551,450)	(35,244)	11,971

Realized gain (loss) on investments	(9,583,270)	(288,045)	117,088	9,185	176,869	956,178	54,026	(309,902)
Change in unrealized gain (loss) on investments	13,736,670	482,139	1,119,818	121,142	479,467	14,618,887	840,857	9,580,160

Net gain (loss) on investments	4,153,400	194,094	1,236,906	130,327	656,336	15,575,065	894,883	9,270,258

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,316,676	195,659	1,226,319	125,115	649,114	15,023,615	859,639	9,282,229

Investment Activity:	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

Reinvested dividends	$-	-	641,368	6,665	312,030	4,232	7,423,622	280,542
Mortality and expense risk charges (note 2)	(300,305)	(9,891)	(1,258,232)	(22,446)	(1,284,797)	(49,120)	(893,575)	(128,788)

Net investment income (loss)	(300,305)	(9,891)	(616,864)	(15,781)	(972,767)	(44,888)	6,530,047	151,754

Realized gain (loss) on investments	(9,436,388)	(50,848)	(23,805,570)	(271,750)	(26,582,315)	(382,040)	(10,117,568)	198,733
Change in unrealized gain (loss) on investments	15,353,901	175,458	48,274,125	545,360	60,450,689	1,181,110	19,485,737	(86,287)

Net gain (loss) on investments	5,917,513	124,610	24,468,555	273,610	33,868,374	799,070	9,368,169	112,446

Reinvested capital gains	-	-	-	-	-	-	-	71,628

Net increase (decrease) in contract owners’ equity resulting from operations	$5,617,208	114,719	23,851,691	257,829	32,895,607	754,182	15,898,216	335,828

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

Reinvested dividends	$-	-	-	-	1,466	-	18,151	329,232
Mortality and expense risk charges (note 2)	(8,699)	(82,737)	(3,867)	(91,617)	(2,904)	(54)	(28,364)	(338,542)

Net investment income (loss)	(8,699)	(82,737)	(3,867)	(91,617)	(1,438)	(54)	(10,213)	(9,310)

Realized gain (loss) on investments	(89,116)	(2,469,685)	(91,588)	(1,460,729)	5,055	1	96,170	(11,417,909)
Change in unrealized gain (loss) on investments	435,935	5,596,497	143,606	3,173,287	49,810	532	925,808	17,755,765

Net gain (loss) on investments	346,819	3,126,812	52,018	1,712,558	54,865	533	1,021,978	6,337,856

Reinvested capital gains	-	-	-	-	24,039	210	9,524	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,120	3,044,075	48,151	1,620,941	77,466	689	1,021,289	6,328,546

Investment Activity:	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

Reinvested dividends	$797,941	2,304,193	12,276	134,617	14,544	827	584	3,122
Mortality and expense risk charges (note 2)	(410,229)	(358,514)	(9,336)	(62,967)	(3,297)	(46,528)	(1,057)	(18,479)

Net investment income (loss)	387,712	1,945,679	2,940	71,650	11,247	(45,701)	(473)	(15,357)

Realized gain (loss) on investments	406,496	(2,370,986)	17,171	53,928	(35,375)	(2,494,621)	(3,163)	(653,222)
Change in unrealized gain (loss) on investments	14,255,390	3,884,748	(144,552)	(476,075)	84,838	4,135,944	18,958	847,275

Net gain (loss) on investments	14,661,886	1,513,762	(127,381)	(422,147)	49,463	1,641,323	15,795	194,053

Reinvested capital gains	317,124	-	52,958	752,997	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,366,722	3,459,441	(71,483)	402,500	60,710	1,595,622	15,322	178,696

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

Reinvested dividends	$-	8,104	17,011	365	-	-	54,152	-
Mortality and expense risk charges (note 2)	(18,555)	(5,042)	(21,903)	(1,005)	(2,797)	(1,630)	(27,691)	(30,964)

Net investment income (loss)	(18,555)	3,062	(4,892)	(640)	(2,797)	(1,630)	26,461	(30,964)

Realized gain (loss) on investments	(1,059,596)	(15,695)	(130,015)	(15,792)	(99,902)	(83,289)	(146,518)	(15,601)
Change in unrealized gain (loss) on investments	1,561,643	96,347	378,687	37,517	183,658	105,784	378,153	552,953

Net gain (loss) on investments	502,047	80,652	248,672	21,725	83,756	22,495	231,635	537,352

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$483,492	83,714	243,780	21,085	80,959	20,865	258,096	506,388

Investment Activity:	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

Reinvested dividends	$35,245	3,326,365	67,436	1,181,305	749,453	633,401	315,331	12,222
Mortality and expense risk charges (note 2)	(78,148)	(775,324)	(28,927)	(802,365)	(227,052)	(209,693)	(98,290)	(5,436)

Net investment income (loss)	(42,903)	2,551,041	38,509	378,940	522,401	423,708	217,041	6,786

Realized gain (loss) on investments	(1,672,575)	(4,122,880)	(79,087)	279,678	(382,532)	(4,188,834)	(2,746,240)	(17,351)
Change in unrealized gain (loss) on investments	2,909,210	11,595,005	260,358	5,203,620	5,793,211	8,574,650	3,868,246	95,962

Net gain (loss) on investments	1,236,635	7,472,125	181,271	5,483,298	5,410,679	4,385,816	1,122,006	78,611

Reinvested capital gains	185,907	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,379,639	10,023,166	219,780	5,862,238	5,933,080	4,809,524	1,339,047	85,397

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

Reinvested dividends	$13,610	1,741	10,174,071	218,248	-	-	601,775	6,670,640
Mortality and expense risk charges (note 2)	(33,493)	(10,302)	(1,992,034)	(71,595)	(37,079)	(2,669)	(274,976)	(3,564,461)

Net investment income (loss)	(19,883)	(8,561)	8,182,037	146,653	(37,079)	(2,669)	326,799	3,106,179

Realized gain (loss) on investments	(3,220,488)	(409,142)	(39,690,837)	(742,671)	(4,259,450)	(220,605)	(13,196,435)	(6,831,586)
Change in unrealized gain (loss) on investments	3,911,438	545,505	58,222,005	1,224,611	4,669,213	245,455	12,778,447	54,567,717

Net gain (loss) on investments	690,950	136,363	18,531,168	481,940	409,763	24,850	(417,988)	47,736,131

Reinvested capital gains	-	-	-	-	-	-	4,079,322	20,763,529

Net increase (decrease) in contract owners’ equity resulting from operations	$671,067	127,802	26,713,205	628,593	372,684	22,181	3,988,133	71,605,839

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

Reinvested dividends	$405,641	674	1,455,996	48,278	2,044	10,323	3,984	4,185
Mortality and expense risk charges (note 2)	(446,405)	(1,854)	(614,870)	(33,309)	(1,541)	(3,346)	(10,620)	(3,608)

Net investment income (loss)	(40,764)	(1,180)	841,126	14,969	503	6,977	(6,636)	577

Realized gain (loss) on investments	340,147	(10)	(3,114,475)	(142,826)	(10,035)	(1,733)	16,943	(59,811)
Change in unrealized gain (loss) on investments	11,413,547	30,275	8,565,347	254,207	40,653	62,504	45,309	77,495

Net gain (loss) on investments	11,753,694	30,265	5,450,872	111,381	30,618	60,771	62,252	17,684

Reinvested capital gains	-	-	4,248,521	159,016	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,712,930	29,085	10,540,519	285,366	31,121	67,748	55,616	18,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

Reinvested dividends	$355,633	104,545	10,490,209	411,345	118,267	3,672	4,474,615	51,054
Mortality and expense risk charges (note 2)	(60,756)	(61,780)	(1,845,295)	(119,390)	(188,189)	(19,980)	(4,025,489)	(258,463)

Net investment income (loss)	294,877	42,765	8,644,914	291,955	(69,922)	(16,308)	449,126	(207,409)

Realized gain (loss) on investments	(251,671)	63,058	(4,351,727)	(239,255)	(367,177)	(423,541)	(9,349,615)	(8,994,144)
Change in unrealized gain (loss) on investments	1,273,309	(100,637)	22,969,480	1,024,685	3,402,497	918,885	112,944,656	17,283,512

Net gain (loss) on investments	1,021,638	(37,579)	18,617,753	785,430	3,035,320	495,344	103,595,041	8,289,368

Reinvested capital gains	-	106,126	-	-	2,859	-	95,326	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,316,515	111,312	27,262,667	1,077,385	2,968,257	479,036	104,139,493	8,081,959

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

Reinvested dividends	$5,423,531	138,307	296,161	891	193,903	4,156	62,146	6,437
Mortality and expense risk charges (note 2)	(2,904,878)	(125,649)	(92,702)	(279)	(63,783)	(1,721)	(30,386)	(4,847)

Net investment income (loss)	2,518,653	12,658	203,459	612	130,120	2,435	31,760	1,590

Realized gain (loss) on investments	(21,060,117)	(676,225)	(1,238,428)	(1,391)	(1,193,894)	(3,843)	(657,992)	(28,930)
Change in unrealized gain (loss) on investments	82,099,875	2,316,109	2,605,255	4,898	2,282,203	27,269	1,311,464	107,454

Net gain (loss) on investments	61,039,758	1,639,884	1,366,827	3,507	1,088,309	23,426	653,472	78,524

Reinvested capital gains	-	-	66,383	186	72,898	1,260	37,534	4,464

Net increase (decrease) in contract owners’ equity resulting from operations	$63,558,411	1,652,542	1,636,669	4,305	1,291,327	27,121	722,766	84,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

Reinvested dividends	$76,572	517,771	5,239	4,607,813	3,118,366	5,774,914	186,251	36,252
Mortality and expense risk charges (note 2)	(218,614)	(1,766,486)	(51,301)	(692,459)	(413,086)	(786,351)	(336,454)	(151,283)

Net investment income (loss)	(142,042)	(1,248,715)	(46,062)	3,915,354	2,705,280	4,988,563	(150,203)	(115,031)

Realized gain (loss) on investments	(1,283,016)	1,146,420	(17,209)	(6,426,537)	(2,907,003)	92,206	(3,751,495)	(266,661)
Change in unrealized gain (loss) on investments	9,078,300	37,767,384	699,170	24,264,875	12,952,030	3,537,944	13,063,566	2,947,511

Net gain (loss) on investments	7,795,284	38,913,804	681,961	17,838,338	10,045,027	3,630,150	9,312,071	2,680,850

Reinvested capital gains	-	135,846	2,341	-	-	280,887	166,121	41,280

Net increase (decrease) in contract owners’ equity resulting from operations	$7,653,242	37,800,935	638,240	21,753,692	12,750,307	8,899,600	9,327,989	2,607,099

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

Reinvested dividends	$424,364	93,554	773,884	67,310	3,188,989	8,865	227,062	266,403
Mortality and expense risk charges (note 2)	(232,021)	(91,745)	(451,011)	(153,433)	(472,673)	(9,262)	(169,065)	(110,579)

Net investment income (loss)	192,343	1,809	322,873	(86,123)	2,716,316	(397)	57,997	155,824

Realized gain (loss) on investments	(818,682)	(159,778)	(2,918,825)	(10,648,667)	(3,933,797)	(28,427)	(3,972,025)	(3,560,166)
Change in unrealized gain (loss) on investments	5,401,185	1,198,551	10,854,503	16,182,156	13,010,258	114,005	6,859,070	8,512,987

Net gain (loss) on investments	4,582,503	1,038,773	7,935,678	5,533,489	9,076,461	85,578	2,887,045	4,952,821

Reinvested capital gains	69,697	16,122	126,166	-	-	-	625,297	24,970

Net increase (decrease) in contract owners’ equity resulting from operations	$4,844,543	1,056,704	8,384,717	5,447,366	11,792,777	85,181	3,570,339	5,133,615

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

Reinvested dividends	$1,637	359,740	6,099,529	75,007	2,878	42	-	10,886
Mortality and expense risk charges (note 2)	(465)	(109,866)	(510,021)	(21,309)	(258,784)	(11,941)	(441,523)	(330,526)

Net investment income (loss)	1,172	249,874	5,589,508	53,698	(255,906)	(11,899)	(441,523)	(319,640)

Realized gain (loss) on investments	(4,239)	(5,330,269)	601,497	(75,983)	1,490,078	(915,404)	2,438,296	(48,266,083)
Change in unrealized gain (loss) on investments	10,892	7,064,420	783,873	503,967	3,597,567	1,231,409	5,956,056	63,903,225

Net gain (loss) on investments	6,653	1,734,151	1,385,370	427,984	5,087,645	316,005	8,394,352	15,637,142

Reinvested capital gains	2,020	434,845	-	-	-	-	-	48,357

Net increase (decrease) in contract owners’ equity resulting from operations	$9,845	2,418,870	6,974,878	481,682	4,831,739	304,106	7,952,829	15,365,859

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

Reinvested dividends	$32	-	71,058	224	445,819	2,135,689	1,549,968	61,066
Mortality and expense risk charges (note 2)	(20,151)	(17,378)	(38,943)	(58,182)	(1,533,969)	(1,114,554)	(771,937)	(55,790)

Net investment income (loss)	(20,119)	(17,378)	32,115	(57,958)	(1,088,150)	1,021,135	778,031	5,276

Realized gain (loss) on investments	(1,711,142)	(411,072)	(940,646)	90,471	3,283,907	(4,202,394)	3,057,837	209,682
Change in unrealized gain (loss) on investments	2,204,244	668,003	1,734,978	1,112,075	45,618,716	31,249,377	15,888,598	669,885

Net gain (loss) on investments	493,102	256,931	794,332	1,202,546	48,902,623	27,046,983	18,946,435	879,567

Reinvested capital gains	47	-	-	-	-	2,040,532	1,477,876	67,718

Net increase (decrease) in contract owners’ equity resulting from operations	$473,030	239,553	826,447	1,144,588	47,814,473	30,108,650	21,202,342	952,561

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

Reinvested dividends	$-	-	-	2,296,446	50,387	76,139	971	-
Mortality and expense risk charges (note 2)	(17,897)	(1,622)	(297)	(1,313,637)	(54,648)	(98,464)	(1,895)	(588,808)

Net investment income (loss)	(17,897)	(1,622)	(297)	982,809	(4,261)	(22,325)	(924)	(588,808)

Realized gain (loss) on investments	(533,695)	(123,303)	(11,633)	(915,631)	(32,191)	(1,684,312)	(6,232)	(2,298,344)
Change in unrealized gain (loss) on investments	983,470	149,471	17,230	27,014,066	738,143	4,800,249	53,849	17,451,483

Net gain (loss) on investments	449,775	26,168	5,597	26,098,435	705,952	3,115,937	47,617	15,153,139

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$431,878	24,546	5,300	27,081,244	701,691	3,093,612	46,693	14,564,331

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

Reinvested dividends	$9,877	22,010	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(72,669)	(7,984)	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Net investment income (loss)	(62,792)	14,026	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Realized gain (loss) on investments	(54,957)	(19,655)	(16,029)	(17,512)	(6,344)	(160,114)	4,857	(24,589)
Change in unrealized gain (loss) on investments	702,990	87,656	55,934	42,373	33,614	366,385	125,917	287,895

Net gain (loss) on investments	648,033	68,001	39,905	24,861	27,270	206,271	130,774	263,306

Reinvested capital gains	3,096	28,923	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$588,337	110,950	37,783	24,085	25,963	198,373	127,774	256,790

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

Reinvested dividends	$-	-	-	106,401	268	-	352,265	44,325
Mortality and expense risk charges (note 2)	(18,261)	(307)	(230)	(22,269)	(129)	(27,336)	(149,191)	(65,174)

Net investment income (loss)	(18,261)	(307)	(230)	84,132	139	(27,336)	203,074	(20,849)

Realized gain (loss) on investments	(49,996)	(3,890)	474	32	(5,652)	48,582	(269,348)	(545,263)
Change in unrealized gain (loss) on investments	686,118	13,196	5,463	86,403	7,561	677,709	1,932,263	1,764,076

Net gain (loss) on investments	636,122	9,306	5,937	86,435	1,909	726,291	1,662,915	1,218,813

Reinvested capital gains	-	-	-	74,667	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$617,861	8,999	5,707	245,234	2,048	698,955	1,865,989	1,197,964

Investment Activity:	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

Reinvested dividends	$-	-	235,425	412,415	19,846	25,013	70,838	34,776
Mortality and expense risk charges (note 2)	(6,549)	(122,671)	(163,657)	(145,579)	(176,614)	(159,580)	(323,903)	(138,894)

Net investment income (loss)	(6,549)	(122,671)	71,768	266,836	(156,768)	(134,567)	(253,065)	(104,118)

Realized gain (loss) on investments	(100,256)	(5,034,040)	(4,553,780)	454,676	(7,035,063)	(3,889,732)	(4,167,125)	504,098
Change in unrealized gain (loss) on investments	383,373	9,395,817	7,167,373	324,300	17,240,733	13,681,766	17,024,224	5,264,923

Net gain (loss) on investments	283,117	4,361,777	2,613,593	778,976	10,205,670	9,792,034	12,857,099	5,769,021

Reinvested capital gains	-	-	-	-	802,362	1,011,248	140,476	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	$276,568	4,239,106	2,685,361	1,045,812	10,851,264	10,668,715	12,744,510	5,733,867

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

Reinvested dividends	$881,683	1,174,111	4,340,735	1,337,433	223,206	-	-	567,220
Mortality and expense risk charges (note 2)	(2,905,163)	(670,523)	(1,342,473)	(1,530,268)	(269,631)	(113,104)	(462,391)	(1,759,562)

Net investment income (loss)	(2,023,480)	503,588	2,998,262	(192,835)	(46,425)	(113,104)	(462,391)	(1,192,342)

Realized gain (loss) on investments	6,318,051	1,795,582	(1,248,237)	(6,021,980)	(730,970)	(643,484)	(1,426,307)	(630,027)
Change in unrealized gain (loss) on investments	22,928,585	3,538,066	4,745,812	32,181,263	3,940,788	3,749,945	20,367,361	30,999,530

Net gain (loss) on investments	29,246,636	5,333,648	3,497,575	26,159,283	3,209,818	3,106,461	18,941,054	30,369,503

Reinvested capital gains	23,828,981	337,991	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	$51,052,137	6,175,227	6,495,837	25,966,448	3,163,393	2,993,357	18,478,663	33,369,101

Investment Activity:	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

Reinvested dividends	$6,594,398	658,128	609,757	-	-	580,314	324,063	264,454
Mortality and expense risk charges (note 2)	(862,089)	(517,829)	(209,394)	(39,050)	(135,137)	(653,094)	(69,733)	(101,887)

Net investment income (loss)	5,732,309	140,299	400,363	(39,050)	(135,137)	(72,780)	254,330	162,567

Realized gain (loss) on investments	(269,739)	2,237,652	(2,488,334)	(348,170)	(701,518)	-	(293,975)	(2,178,321)
Change in unrealized gain (loss) on investments	21,265,608	7,178,898	6,156,159	1,492,389	4,902,103	-	436,785	3,576,435

Net gain (loss) on investments	20,995,869	9,416,550	3,667,825	1,144,219	4,200,585	-	142,810	1,398,114

Reinvested capital gains	-	-	980,727	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,728,178	9,556,849	5,048,915	1,105,169	4,065,448	(72,780)	397,140	1,560,681

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

Reinvested dividends	$-	275,635	-	1,223,777	-	-	8	25,302
Mortality and expense risk charges (note 2)	(969,244)	(772,086)	(92,700)	(726,093)	(510,896)	(16,563)	(18,178)	(9,265)

Net investment income (loss)	(969,244)	(496,451)	(92,700)	497,684	(510,896)	(16,563)	(18,170)	16,037

Realized gain (loss) on investments	2,351,564	448,289	(1,055,510)	(1,567,132)	(34,456,674)	97,997	441,743	(38,972)
Change in unrealized gain (loss) on investments	21,764,143	18,757,875	3,050,968	14,055,829	53,085,484	400,780	(67,524)	279,387

Net gain (loss) on investments	24,115,707	19,206,164	1,995,458	12,488,697	18,628,810	498,777	374,219	240,415

Reinvested capital gains	5,252,733	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,399,196	18,709,713	1,902,758	12,986,381	18,117,914	482,214	356,049	256,452

Investment Activity:	BF	SGRF	JPMCVP	WGIP

Reinvested dividends	$401,477	-	245,162	284,500
Mortality and expense risk charges (note 2)	(187,033)	(86,529)	(35,916)	(34,852)

Net investment income (loss)	214,444	(86,529)	209,246	249,648

Realized gain (loss) on investments	(18,309,048)	(11,029,249)	(6,435,488)	(2,901,776)
Change in unrealized gain (loss) on investments	16,886,732	12,134,483	5,690,300	3,465,093

Net gain (loss) on investments	(1,422,316)	1,105,234	(745,188)	563,317

Reinvested capital gains	-	-	22,194	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,207,872)	1,018,705	(513,748)	812,965

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		BBCMAG		BBGI		BBCA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$69,066,562	68,923,673	(3,901)	(640)	(3,578)	8,001	(12,467)	(32,507)
Realized gain (loss) on investments	(679,416,549)	141,760,105	(269,562)	23,632	(805,753)	42,097	(187,904)	398,820
Change in unrealized gain (loss) on investments	2,141,717,605	(4,994,288,537)	400,950	(987,215)	1,071,310	(2,360,377)	438,221	(2,399,080)
Reinvested capital gains	109,584,169	614,502,928	-	315,512	-	715,977	-	445,954

Net increase (decrease) in contract owners’ equity resulting from operations	1,640,951,787	(4,169,101,831)	127,487	(648,711)	261,979	(1,594,302)	237,850	(1,586,813)

Equity transactions:
Purchase payments received from contract owners (note 3)	213,963,897	292,474,959	(8,897)	81,282	25,760	24,947	15,355	21,498
Transfers between funds	-	-	(123)	(211,732)	(346,129)	(841,233)	(12)	(657,558)
Redemptions (note 3)	(1,535,732,127)	(2,482,867,821)	(221,819)	(329,680)	(336,773)	(560,500)	(244,251)	(498,807)
Annuity benefits	(5,109,456)	(6,479,048)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(226,624)	(324,720)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,951,708)	(8,501,724)	(580)	(833)	(159)	(2,570)	(89)	(2,140)
Adjustments to maintain reserves	(110,835)	397,026	(28)	(58)	(31)	(101)	(52)	(53)

Net equity transactions	(1,331,166,853)	(2,205,301,328)	(231,447)	(461,021)	(657,332)	(1,379,457)	(229,049)	(1,137,060)

Net change in contract owners’ equity	309,784,934	(6,374,403,159)	(103,960)	(1,109,732)	(395,353)	(2,973,759)	8,801	(2,723,873)
Contract owners’ equity beginning of period	7,651,606,707	14,026,009,866	884,049	1,993,781	2,093,573	5,067,332	1,112,358	3,836,231

Contract owners’ equity end of period	$7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

CHANGES IN UNITS:
Beginning units	721,371,476	874,752,300	110,981	152,662	261,627	393,076	117,435	194,644
Units purchased	275,440,652	329,568,328	1,099	7,786	9,325	14,194	8,541	9,058
Units redeemed	(365,779,673)	(482,949,152)	(32,558)	(49,467)	(89,789)	(145,643)	(32,300)	(86,267)

Ending units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MLVGA3		CSIEF3		WSCP		JPMMV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$141,162	-	(621)	-	(12,857)	-	(81,061)	-
Realized gain (loss) on investments	59,155	-	19	-	11,810	-	235,837	-
Change in unrealized gain (loss) on investments	521,553	-	12,049	-	407,313	-	2,545,147	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	721,870	-	11,447	-	406,266	-	2,699,923	-

Equity transactions:
Purchase payments received from contract owners (note 3)	270,186	-	55	-	18,839	-	42,418	-
Transfers between funds	15,799,366	-	1,185,824	-	4,778,356	-	9,246,326	-
Redemptions (note 3)	(676,123)	-	(1,827)	-	(128,128)	-	(988,531)	-
Annuity benefits	(3,681)	-	-	-	-	-	(1,362)	-
Contract maintenance charges (note 2)	(21)	-	-	-	(24)	-	(190)	-
Contingent deferred sales charges (note 2)	(1,476)	-	(5)	-	(19)	-	(1,003)	-
Adjustments to maintain reserves	(112)	-	(46)	-	11	-	2,339	-

Net equity transactions	15,388,139	-	1,184,001	-	4,669,035	-	8,299,997	-

Net change in contract owners’ equity	16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,472,293	-	118,413	-	485,940	-	1,121,053	-
Units redeemed	(142,768)	-	(180)	-	(20,889)	-	(199,415)	-

Ending units	1,329,525	-	118,233	-	465,051	-	921,638	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JABS		JACAS		JAGTS2		JAGTS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,549	840	(1,362,426)	(2,114,763)	(131,639)	(155,741)	(176,543)	(238,889)
Realized gain (loss) on investments	741	170	6,549,275	36,028,375	278,524	687,087	(23,221)	690,275
Change in unrealized gain (loss) on investments	16,911	(17,008)	38,820,781	(128,871,167)	5,154,528	(8,720,454)	7,483,498	(13,793,583)
Reinvested capital gains	3,877	1,928	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,078	(14,070)	44,007,630	(94,957,555)	5,301,413	(8,189,108)	7,283,734	(13,342,197)

Equity transactions:
Purchase payments received from contract owners (note 3)	50	-	2,743,945	3,112,750	602,350	775,081	211,803	230,217
Transfers between funds	6,108	79,385	5,252,337	868,058	709,197	(634,197)	(606,592)	(1,805,811)
Redemptions (note 3)	(6,892)	(6,656)	(18,927,419)	(40,583,636)	(2,356,313)	(2,935,255)	(2,072,844)	(5,496,738)
Annuity benefits	(282)	-	(25,688)	(37,253)	-	-	(1,833)	(2,421)
Contract maintenance charges (note 2)	-	-	(3,141)	(4,319)	(490)	(459)	(712)	(1,480)
Contingent deferred sales charges (note 2)	-	-	(51,463)	(107,794)	(10,197)	(16,308)	(3,612)	(5,911)
Adjustments to maintain reserves	(14)	113	57,400	86,097	74,097	(74,995)	(5,423)	22,186

Net equity transactions	(1,030)	72,842	(10,954,029)	(36,666,097)	(981,356)	(2,886,133)	(2,479,213)	(7,059,958)

Net change in contract owners’ equity	22,048	58,772	33,053,601	(131,623,652)	4,320,057	(11,075,241)	4,804,521	(20,402,155)
Contract owners’ equity beginning of period	91,385	32,613	105,919,792	237,543,444	8,611,584	19,686,825	14,408,805	34,810,960

Contract owners’ equity end of period	$113,433	91,385	138,973,393	105,919,792	12,931,641	8,611,584	19,213,326	14,408,805

CHANGES IN UNITS:
Beginning units	7,919	2,342	15,992,721	19,196,350	1,067,580	1,356,019	5,376,361	7,228,127
Units purchased	1,152	6,157	4,124,757	7,946,503	718,595	422,047	47,000	497,940
Units redeemed	(1,144)	(580)	(5,427,913)	(11,150,132)	(754,789)	(710,486)	(805,237)	(2,349,706)

Ending units	7,927	7,919	14,689,565	15,992,721	1,031,386	1,067,580	4,618,124	5,376,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JARLCS		JAIGS2		JAIGS		MIGSC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,711)	(13,905)	(628,943)	2,001,349	(460,539)	1,637,524	(1,377)	(2,072)
Realized gain (loss) on investments	(787,140)	(248,707)	(3,933,548)	20,122,672	4,928,002	18,441,362	(1,393)	2,575
Change in unrealized gain (loss) on investments	906,460	(954,111)	47,489,460	(122,594,162)	31,358,613	(102,734,913)	56,691	(104,015)
Reinvested capital gains	-	147,027	2,369,924	18,856,175	1,949,340	15,048,524	-	10,494

Net increase (decrease) in contract owners’ equity resulting from operations	116,609	(1,069,696)	45,296,893	(81,613,966)	37,775,416	(67,607,503)	53,921	(93,018)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,613	23,388	2,925,196	3,660,114	886,150	1,047,864	(195)	(6)
Transfers between funds	(1,597,596)	161,370	15,394,785	(14,771,518)	(2,752,353)	(7,174,128)	5,393	(4,076)
Redemptions (note 3)	(123,657)	(654,840)	(13,437,090)	(24,069,227)	(10,519,223)	(26,348,234)	(5,641)	(11,265)
Annuity benefits	(636)	(310)	(23,173)	(67,957)	(15,338)	(23,074)	(5,842)	(6,696)
Contract maintenance charges (note 2)	(10)	(2)	(3,027)	(2,943)	(1,549)	(4,626)	-	(2)
Contingent deferred sales charges (note 2)	(469)	(1,485)	(48,397)	(87,615)	(17,582)	(23,357)	(17)	(179)
Adjustments to maintain reserves	(106)	(103)	(4,598)	26,370	(2,088)	56,010	97	668

Net equity transactions	(1,718,861)	(471,982)	4,803,696	(35,312,776)	(12,421,983)	(32,469,545)	(6,205)	(21,556)

Net change in contract owners’ equity	(1,602,252)	(1,541,678)	50,100,589	(116,926,742)	25,353,433	(100,077,048)	47,716	(114,574)
Contract owners’ equity beginning of period	1,608,689	3,150,367	61,595,911	178,522,653	54,239,408	154,316,456	147,243	261,817

Contract owners’ equity end of period	$6,437	1,608,689	111,696,500	61,595,911	79,592,841	54,239,408	194,959	147,243

CHANGES IN UNITS:
Beginning units	140,574	177,353	4,486,666	6,157,632	6,684,942	8,694,808	18,125	20,042
Units purchased	45,295	66,214	2,024,382	2,032,442	124,988	763,914	688	84
Units redeemed	(185,394)	(102,993)	(1,921,319)	(3,703,408)	(1,251,853)	(2,773,780)	(1,350)	(2,001)

Ending units	475	140,574	4,589,729	4,486,666	5,558,077	6,684,942	17,463	18,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MMCGSC		MNDSC		MVFSC		MSVFI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(26,044)	(41,644)	(17,628)	(19,405)	(10,470)	(65,618)	474,490	332,635
Realized gain (loss) on investments	(88,015)	79,081	(68,745)	(12,891)	(4,199,319)	(845,018)	(193,713)	(1,295,605)
Change in unrealized gain (loss) on investments	587,668	(1,819,815)	524,183	(676,408)	10,394,323	(16,140,076)	182,335	(306,788)
Reinvested capital gains	-	319,435	-	214,547	-	1,745,231	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,609	(1,462,943)	437,810	(494,157)	6,184,534	(15,305,481)	463,112	(1,269,758)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485	6,943	1,230	6,459	816,327	928,426	129,846	419,365
Transfers between funds	6,539	(148,555)	84,239	(366)	5,359,412	5,626,261	(3,023,753)	(184,643)
Redemptions (note 3)	(169,267)	(118,741)	(53,851)	(101,436)	(4,251,942)	(5,270,103)	(1,106,061)	(2,529,890)
Annuity benefits	-	-	-	-	(17,140)	(29,551)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,063)	(385)	(303)	(539)
Contingent deferred sales charges (note 2)	(1,736)	(568)	(262)	(822)	(11,001)	(13,194)	(4,221)	(13,586)
Adjustments to maintain reserves	(65)	(46)	286	(46,621)	21,045	(279)	2,059	125

Net equity transactions	(163,044)	(260,967)	31,642	(142,786)	1,915,638	1,241,175	(4,002,433)	(2,309,168)

Net change in contract owners’ equity	310,565	(1,723,910)	469,452	(636,943)	8,100,172	(14,064,306)	(3,539,321)	(3,578,926)
Contract owners’ equity beginning of period	1,299,560	3,023,470	703,563	1,340,506	28,710,789	42,775,095	7,688,511	11,267,437

Contract owners’ equity end of period	$1,610,125	1,299,560	1,173,015	703,563	36,810,961	28,710,789	4,149,190	7,688,511

CHANGES IN UNITS:
Beginning units	234,916	259,737	101,953	114,943	3,458,496	3,388,372	797,752	1,037,706
Units purchased	20,743	8,125	25,562	12,289	2,046,178	2,174,589	873,688	1,037,826
Units redeemed	(45,625)	(32,946)	(21,022)	(25,279)	(1,808,251)	(2,104,465)	(1,274,343)	(1,277,780)

Ending units	210,034	234,916	106,493	101,953	3,696,423	3,458,496	397,097	797,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVF2		MSEM		MSVMG		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$55,591	30,084	887,135	1,061,196	(79,371)	(73,239)	2,132,202	3,637,828
Realized gain (loss) on investments	(25,994)	(32,030)	(453,053)	(1,325,540)	(6,911,501)	(1,419,494)	(118,691,386)	(10,205,933)
Change in unrealized gain (loss) on investments	32,877	(147,097)	2,824,653	(3,434,427)	10,827,887	(13,899,671)	121,284,727	(123,544,689)
Reinvested capital gains	-	-	-	735,547	-	4,929,728	-	62,046,801

Net increase (decrease) in contract owners’ equity resulting from operations	62,474	(149,043)	3,258,735	(2,963,224)	3,837,015	(10,462,676)	4,725,543	(68,065,993)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,490	106,914	97,050	250,427	299,568	776,904	3,946,915
Transfers between funds	14,018	(87,550)	(822,603)	(2,324,404)	(12,017,677)	(1,333,768)	(92,059,094)	(17,299,231)
Redemptions (note 3)	(114,584)	(87,893)	(2,296,012)	(3,856,527)	(1,454,122)	(5,449,125)	(7,924,155)	(32,420,621)
Annuity benefits	(10,781)	(8,248)	(9,846)	(10,295)	(3,390)	(4,878)	(25,093)	(78,227)
Contract maintenance charges (note 2)	-	-	(336)	(471)	(221)	(380)	(2,294)	(5,167)
Contingent deferred sales charges (note 2)	(858)	(1,412)	(5,906)	(12,513)	(2,038)	(12,770)	(27,812)	(140,483)
Adjustments to maintain reserves	(61)	852	(654)	739	(47,959)	3,821	4,197	6,714

Net equity transactions	(112,266)	(132,761)	(3,028,443)	(6,106,421)	(13,274,980)	(6,497,532)	(99,257,347)	(45,990,100)

Net change in contract owners’ equity	(49,792)	(281,804)	230,292	(9,069,645)	(9,437,965)	(16,960,208)	(94,531,804)	(114,056,093)
Contract owners’ equity beginning of period	875,862	1,157,666	13,115,046	22,184,691	9,493,854	26,454,062	95,712,403	209,768,496

Contract owners’ equity end of period	$826,070	875,862	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403

CHANGES IN UNITS:
Beginning units	75,504	93,300	586,733	837,101	1,708,103	2,396,216	5,202,889	7,005,630
Units purchased	5,764	10,657	47,736	48,767	843,541	1,054,348	618,853	1,578,095
Units redeemed	(17,829)	(28,453)	(167,701)	(299,135)	(2,546,810)	(1,742,461)	(5,774,012)	(3,380,836)

Ending units	63,439	75,504	466,768	586,733	4,834	1,708,103	47,730	5,202,889

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAGF3		NVAMV1		GVAAA2		GVABD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$30,329	-	948	-	(379,310)	439,959	(269,914)	1,344,204
Realized gain (loss) on investments	8,210	-	3,794	-	(2,838,254)	(1,577,102)	(3,729,975)	(1,872,198)
Change in unrealized gain (loss) on investments	(7,890)	-	13,851	-	9,026,556	(14,412,669)	7,240,981	(3,720,930)
Reinvested capital gains	4,490	-	13,244	-	836,324	500,454	9,965	26,029

Net increase (decrease) in contract owners’ equity resulting from operations	35,139	-	31,837	-	6,645,316	(15,049,358)	3,251,057	(4,222,895)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,910	-	29,111	-	1,536,979	2,697,976	483,396	1,111,878
Transfers between funds	995,682	-	363,916	-	2,815,926	6,828,923	3,208,035	1,875,370
Redemptions (note 3)	(69,376)	-	(32,806)	-	(5,240,766)	(11,934,581)	(5,818,847)	(7,863,791)
Annuity benefits	-	-	(11)	-	(66,777)	(53,909)	(46,432)	(40,002)
Contract maintenance charges (note 2)	(3)	-	(9)	-	(922)	(746)	(417)	(269)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(6,481)	(39,667)	(9,636)	(15,551)
Adjustments to maintain reserves	(14)	-	(13)	-	(681)	4,681	(519)	994

Net equity transactions	939,169	-	360,188	-	(962,722)	(2,497,323)	(2,184,420)	(4,931,371)

Net change in contract owners’ equity	974,308	-	392,025	-	5,682,594	(17,546,681)	1,066,637	(9,154,266)
Contract owners’ equity beginning of period	-	-	-	-	31,208,437	48,755,118	30,618,095	39,772,361

Contract owners’ equity end of period	$974,308	-	392,025	-	36,891,031	31,208,437	31,684,732	30,618,095

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,842,337	4,327,066	3,167,010	3,680,238
Units purchased	99,992	-	34,548	-	1,380,676	2,463,802	3,133,380	3,966,962
Units redeemed	(14,032)	-	(3,289)	-	(1,567,478)	(2,948,531)	(3,377,021)	(4,480,190)

Ending units	85,960	-	31,259	-	3,655,535	3,842,337	2,923,369	3,167,010

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGG2		GVAGR2		GVAGI2		HIBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(262,953)	404,639	(328,995)	288,566	(108,429)	105,814	3,067,115	4,074,797
Realized gain (loss) on investments	(2,508,317)	(481,663)	(3,543,526)	(917,919)	(1,263,463)	(769,927)	(4,148,468)	(4,157,625)
Change in unrealized gain (loss) on investments	8,592,064	(14,244,214)	9,293,715	(21,230,930)	3,531,610	(3,310,354)	14,256,487	(15,634,681)
Reinvested capital gains	1,761,984	911,284	3,122,179	2,103,079	244,640	2,817	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,582,778	(13,409,954)	8,543,373	(19,757,204)	2,404,358	(3,971,650)	13,175,134	(15,717,509)

Equity transactions:
Purchase payments received from contract owners (note 3)	489,752	986,481	909,029	1,652,820	680,705	727,755	84,683	118,372
Transfers between funds	4,448,817	3,937,864	10,496,698	9,771,893	3,029,225	5,930,503	(2,221,650)	(6,978,337)
Redemptions (note 3)	(4,280,332)	(4,186,077)	(5,023,461)	(5,697,519)	(1,322,132)	(1,064,026)	(6,729,066)	(13,727,511)
Annuity benefits	(17,876)	(13,058)	(32,281)	(32,456)	(37,355)	(42,161)	(21,985)	(30,178)
Contract maintenance charges (note 2)	(923)	(693)	(1,391)	(1,378)	(268)	(128)	(532)	(705)
Contingent deferred sales charges (note 2)	(12,386)	(16,773)	(12,914)	(26,625)	(3,677)	(1,959)	(8,946)	(29,829)
Adjustments to maintain reserves	(1,567)	1,481	(1,522)	1,638	(2,586)	1,438	(2,713)	(1,864)

Net equity transactions	625,485	709,225	6,334,158	5,668,373	2,343,912	5,551,422	(8,900,209)	(20,650,052)

Net change in contract owners’ equity	8,208,263	(12,700,729)	14,877,531	(14,088,831)	4,748,270	1,579,772	4,274,925	(36,367,561)
Contract owners’ equity beginning of period	19,548,258	32,248,987	23,964,401	38,053,232	7,421,132	5,841,360	34,120,404	70,487,965

Contract owners’ equity end of period	$27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

CHANGES IN UNITS:
Beginning units	2,607,903	2,609,463	3,724,440	3,258,610	1,149,098	537,058	3,127,646	4,627,823
Units purchased	1,420,654	1,438,508	2,425,025	2,550,266	749,225	1,058,928	155,403	334,718
Units redeemed	(1,377,265)	(1,440,068)	(1,749,176)	(2,084,436)	(475,997)	(446,888)	(850,283)	(1,834,895)

Ending units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM		GEM3		GEM6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,835,163	2,280,826	3,525	(952)	60,086	(101,376)	(6,599)	(14,640)
Realized gain (loss) on investments	(6,350,245)	(3,874,374)	(218,211)	787,003	(16,893,431)	8,668,667	(323,330)	(103,641)
Change in unrealized gain (loss) on investments	20,999,703	(6,635,904)	1,118,599	(4,206,251)	39,070,874	(94,816,847)	737,136	(1,538,348)
Reinvested capital gains	-	-	-	713,183	-	17,307,977	-	345,857

Net increase (decrease) in contract owners’ equity resulting from operations	18,484,621	(8,229,452)	903,913	(2,707,017)	22,237,529	(68,941,579)	407,207	(1,310,772)

Equity transactions:
Purchase payments received from contract owners (note 3)	787,358	1,237,325	111,599	106,145	1,620,444	2,062,330	13,067	16,996
Transfers between funds	9,912,116	11,845,476	(94,119)	(417,223)	2,701,712	(32,495,760)	149,929	(202,287)
Redemptions (note 3)	(7,197,760)	(6,900,762)	(417,217)	(976,220)	(7,332,600)	(16,720,775)	(150,590)	(245,027)
Annuity benefits	(44,044)	(41,681)	(3,275)	(6,739)	(24,429)	(84,343)	-	-
Contract maintenance charges (note 2)	(385)	(370)	(85)	(291)	(3,113)	(3,519)	-	-
Contingent deferred sales charges (note 2)	(11,277)	(22,294)	(840)	(2,679)	(22,375)	(66,134)	(636)	(3,619)
Adjustments to maintain reserves	776	213	(123)	(2,849)	(481)	(28,136)	5	(491)

Net equity transactions	3,446,784	6,117,907	(404,060)	(1,299,856)	(3,060,842)	(47,336,337)	11,775	(434,428)

Net change in contract owners’ equity	21,931,405	(2,111,545)	499,853	(4,006,873)	19,176,687	(116,277,916)	418,982	(1,745,200)
Contract owners’ equity beginning of period	38,715,492	40,827,037	1,725,374	5,732,247	40,090,735	156,368,651	694,612	2,439,812

Contract owners’ equity end of period	$60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

CHANGES IN UNITS:
Beginning units	4,616,958	3,454,996	117,608	168,853	2,568,733	4,177,260	57,587	83,699
Units purchased	4,610,564	4,979,785	10,065	39,301	1,093,399	1,222,131	20,399	15,475
Units redeemed	(4,205,084)	(3,817,823)	(34,900)	(90,546)	(1,318,743)	(2,830,658)	(20,203)	(41,587)

Ending units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGU1		GVGU		GIG		GIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$587	901	243,639	392,392	(909)	3,180	(37,503)	30,468
Realized gain (loss) on investments	(875)	(9,403)	(5,829,198)	(3,644,120)	(111,347)	32,049	(8,949,644)	2,536,521
Change in unrealized gain (loss) on investments	1,828	(21,765)	5,619,924	(6,394,552)	352,373	(965,145)	14,475,264	(33,910,265)
Reinvested capital gains	-	516	-	276,258	-	186,092	-	6,114,051

Net increase (decrease) in contract owners’ equity resulting from operations	1,540	(29,751)	34,365	(9,370,022)	240,117	(743,824)	5,488,117	(25,229,225)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	205,331	390,049	45,772	25,636	445,688	879,600
Transfers between funds	-	-	(5,017,490)	(3,766,086)	291,336	145,254	829,819	(8,555,913)
Redemptions (note 3)	(2,262)	(27,610)	(1,771,067)	(5,107,530)	(199,034)	(177,577)	(3,648,045)	(7,822,781)
Annuity benefits	(113)	(549)	-	-	(2,300)	(3,344)	(23)	-
Contract maintenance charges (note 2)	-	(1)	(149)	(165)	(54)	(83)	(663)	(786)
Contingent deferred sales charges (note 2)	-	-	(3,064)	(12,685)	(249)	(646)	(12,229)	(17,704)
Adjustments to maintain reserves	(4)	607	(345)	(598)	127	37	(668)	(55)

Net equity transactions	(2,379)	(27,553)	(6,586,784)	(8,497,015)	135,598	(10,723)	(2,386,121)	(15,517,639)

Net change in contract owners’ equity	(839)	(57,304)	(6,552,419)	(17,867,037)	375,715	(754,547)	3,101,996	(40,746,864)
Contract owners’ equity beginning of period	22,846	80,150	15,875,269	33,742,306	815,460	1,570,007	24,390,061	65,136,925

Contract owners’ equity end of period	$22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

CHANGES IN UNITS:
Beginning units	1,501	3,488	1,126,815	1,589,344	95,197	100,313	1,835,707	2,612,842
Units purchased	-	37	213,262	1,012,770	47,278	43,948	751,390	971,895
Units redeemed	(145)	(2,024)	(722,711)	(1,475,299)	(33,533)	(49,064)	(980,656)	(1,749,030)

Ending units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		GEF		GEF3		NVNMO1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(160)	194	(2,595)	(44,925)	(6,123)	(61,202)	(356,697)	(1,094)
Realized gain (loss) on investments	(3,944)	(3,601)	253,741	1,666,747	(1,704,366)	(442,254)	973,687	(63,062)
Change in unrealized gain (loss) on investments	14,274	(24,330)	1,263,513	(11,532,186)	2,900,358	(8,164,752)	10,041,102	(28,282)
Reinvested capital gains	-	7,652	-	2,462,872	-	2,045,589	220,910	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,170	(20,085)	1,514,659	(7,447,492)	1,189,869	(6,622,619)	10,879,002	(92,438)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	54,104	51,268	61,348	270,709	432,974	937,904	8,303
Transfers between funds	21,133	-	(354,850)	(632,749)	(321,583)	(3,155,959)	96,213,801	232,942
Redemptions (note 3)	(4,258)	(3,620)	(1,199,210)	(2,568,680)	(921,308)	(2,526,326)	(6,087,874)	(17,603)
Annuity benefits	(873)	(350)	(2,579)	(2,288)	-	(5,534)	(6,304)	(83)
Contract maintenance charges (note 2)	-	-	(142)	(358)	(233)	(271)	(638)	-
Contingent deferred sales charges (note 2)	-	-	(633)	(3,816)	(2,562)	(12,547)	(7,118)	(146)
Adjustments to maintain reserves	12	(14)	4,386	2,080	(494)	238	(6,927)	2

Net equity transactions	16,014	50,120	(1,501,760)	(3,144,463)	(975,471)	(5,267,425)	91,042,844	223,415

Net change in contract owners’ equity	26,184	30,035	12,899	(10,591,955)	214,398	(11,890,044)	101,921,846	130,977
Contract owners’ equity beginning of period	30,035	-	8,035,052	18,627,007	6,267,551	18,157,595	130,977	-

Contract owners’ equity end of period	$56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

CHANGES IN UNITS:
Beginning units	5,501	-	726,959	930,932	421,671	672,810	24,053	-
Units purchased	3,378	6,224	17,983	48,722	85,154	153,727	15,151,610	48,886
Units redeemed	(827)	(723)	(158,633)	(252,695)	(154,360)	(404,866)	(2,092,940)	(24,833)

Ending units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(31,173)	(7,144)	(11)	-	(3,206)	9,231	42,214	19,796
Realized gain (loss) on investments	(2,091,723)	(281,569)	1	-	(369,652)	(51,468)	(244,151)	(228,204)
Change in unrealized gain (loss) on investments	3,083,853	(2,564,214)	169	-	886,321	(454,266)	988,580	(369,131)
Reinvested capital gains	-	-	-	-	529	28,153	-	13,371

Net increase (decrease) in contract owners’ equity resulting from operations	960,957	(2,852,927)	159	-	513,992	(468,350)	786,643	(564,168)

Equity transactions:
Purchase payments received from contract owners (note 3)	147,305	123,870	-	-	326,945	42,121	662,845	25,620
Transfers between funds	(2,202,180)	9,759,142	1,534	-	525,761	1,783,924	2,254,009	4,358,746
Redemptions (note 3)	(938,577)	(607,930)	-	-	(289,877)	(64,326)	(753,576)	(784,528)
Annuity benefits	(395)	(85)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,020)	(390)	-	-	(74)	-	(75)	(7)
Contingent deferred sales charges (note 2)	(6,181)	(3,516)	-	-	(222)	(92)	(225)	(18)
Adjustments to maintain reserves	3,889	(123)	2	-	146	625	(109)	(15)

Net equity transactions	(2,997,159)	9,270,968	1,536	-	562,679	1,762,252	2,162,869	3,599,798

Net change in contract owners’ equity	(2,036,202)	6,418,041	1,695	-	1,076,671	1,293,902	2,949,512	3,035,630
Contract owners’ equity beginning of period	6,418,041	-	-	-	1,293,902	-	3,035,630	-

Contract owners’ equity end of period	$4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

CHANGES IN UNITS:
Beginning units	1,045,538	-	-	-	203,409	-	382,103	-
Units purchased	182,907	1,211,311	217	-	243,321	233,367	386,459	514,419
Units redeemed	(682,979)	(165,773)	-	-	(155,209)	(29,958)	(178,623)	(132,316)

Ending units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$6,189	29,851	77,900	20,672	68,923	39,777	12,827	15,937
Realized gain (loss) on investments	(512,697)	(334,518)	(94,790)	(138,552)	(585,543)	(78,586)	(409,788)	(137,427)
Change in unrealized gain (loss) on investments	1,335,014	(1,142,261)	526,732	(107,989)	2,605,933	(1,059,754)	1,241,673	(593,494)
Reinvested capital gains	-	40,598	11,379	4,461	620	37,784	2,043	25,591

Net increase (decrease) in contract owners’ equity resulting from operations	828,506	(1,406,330)	521,221	(221,408)	2,089,933	(1,060,779)	846,755	(689,393)

Equity transactions:
Purchase payments received from contract owners (note 3)	201,435	2,981	89,458	6,538	1,611,034	96,009	1,293,097	409,472
Transfers between funds	886,720	6,556,923	4,172,111	3,356,206	5,586,811	6,996,482	1,421,546	2,665,798
Redemptions (note 3)	(2,059,944)	(961,052)	(1,199,870)	(530,286)	(1,937,222)	(411,382)	(261,619)	(98,938)
Annuity benefits	-	-	(17,163)	(808)	(48,497)	-	(20,564)	(13,758)
Contract maintenance charges (note 2)	(43)	-	(87)	-	(299)	(4)	(169)	-
Contingent deferred sales charges (note 2)	(6,456)	(19,780)	(5,579)	(4,476)	(7,725)	(2,904)	(368)	(31)
Adjustments to maintain reserves	(122)	(24)	68,962	(31)	(197)	(21)	(90)	47

Net equity transactions	(978,410)	5,579,048	3,107,832	2,827,143	5,203,905	6,678,180	2,431,833	2,962,590

Net change in contract owners’ equity	(149,904)	4,172,718	3,629,053	2,605,735	7,293,838	5,617,401	3,278,588	2,273,197
Contract owners’ equity beginning of period	4,172,718	-	2,605,735	-	5,617,401	-	2,273,197	-

Contract owners’ equity end of period	$4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

CHANGES IN UNITS:
Beginning units	559,727	-	283,337	-	742,815	-	303,444	-
Units purchased	368,003	701,112	617,478	576,210	1,009,155	836,678	374,682	406,456
Units redeemed	(509,342)	(141,385)	(319,619)	(292,873)	(478,949)	(93,863)	(191,069)	(103,012)

Ending units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$56,727	22,033	93,347	16,188	5,007	1,313	77,279	5,667
Realized gain (loss) on investments	(115,908)	(86,137)	126,672	(1,745)	3,675	(35)	74,825	(3,604)
Change in unrealized gain (loss) on investments	707,744	(132,838)	10,632	7,278	7,583	1,464	27,689	10,063
Reinvested capital gains	3,640	11,115	33,675	-	3,187	-	71,400	-

Net increase (decrease) in contract owners’ equity resulting from operations	652,203	(185,827)	264,326	21,721	19,452	2,742	251,193	12,126

Equity transactions:
Purchase payments received from contract owners (note 3)	387,857	93,955	101,829	88,959	-	-	19,118	28,467
Transfers between funds	2,538,399	4,129,381	6,628,168	1,123,725	579,089	99,088	3,536,367	521,980
Redemptions (note 3)	(1,132,337)	(310,623)	(914,752)	(72,633)	(30,807)	(1,388)	(383,426)	(10,239)
Annuity benefits	(1,247)	-	(10,261)	(42)	-	-	(5,681)	-
Contract maintenance charges (note 2)	(117)	-	(194)	(2)	-	-	(39)	(8)
Contingent deferred sales charges (note 2)	(12,815)	(2,601)	(1,026)	(95)	(42)	-	(179)	-
Adjustments to maintain reserves	(115)	(35)	(153)	(61)	(40)	4	(35)	(26)

Net equity transactions	1,779,625	3,910,077	5,803,611	1,139,851	548,200	97,704	3,166,125	540,174

Net change in contract owners’ equity	2,431,828	3,724,250	6,067,937	1,161,572	567,652	100,446	3,417,318	552,300
Contract owners’ equity beginning of period	3,724,250	-	1,161,572	-	100,446	-	552,300	-

Contract owners’ equity end of period	$6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

CHANGES IN UNITS:
Beginning units	445,889	-	109,155	-	10,259	-	53,319	-
Units purchased	579,509	553,891	1,182,533	231,014	58,175	10,402	727,470	61,841
Units redeemed	(391,993)	(108,002)	(621,929)	(121,859)	(4,435)	(143)	(436,225)	(8,522)

Ending units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRF		TRF2		GVGF1		GVGFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$329,455	613,571	(5,093)	(8,050)	(5)	93	(3,798)	55,659
Realized gain (loss) on investments	(13,766,520)	(5,725,472)	(41,969)	96,319	(630)	(9,130)	(2,226,308)	(2,965,751)
Change in unrealized gain (loss) on investments	39,345,162	(128,608,817)	196,791	(784,669)	1,717	(780)	3,488,754	(1,559,011)
Reinvested capital gains	-	31,797,048	-	162,491	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,908,097	(101,923,670)	149,729	(533,909)	1,082	(9,817)	1,258,648	(4,469,103)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,027,289	3,540,069	2,545	12,699	-	-	49,757	134,055
Transfers between funds	(3,906,228)	(12,672,352)	92,192	(224,362)	-	(9,584)	(720,768)	1,436,688
Redemptions (note 3)	(19,382,011)	(47,081,039)	(59,751)	(128,530)	(722)	(733)	(763,555)	(1,067,389)
Annuity benefits	(77,505)	(129,008)	-	-	-	(622)	(351)	(512)
Contract maintenance charges (note 2)	(9,736)	(13,512)	-	-	-	(1)	(72)	(95)
Contingent deferred sales charges (note 2)	(40,798)	(111,372)	(358)	(592)	-	-	(2,065)	(4,580)
Adjustments to maintain reserves	(9,969)	(2,709)	(53)	(23)	(1)	156	(410)	(277)

Net equity transactions	(20,398,958)	(56,469,923)	34,575	(340,808)	(723)	(10,784)	(1,437,464)	497,890

Net change in contract owners’ equity	5,509,139	(158,393,593)	184,304	(874,717)	359	(20,601)	(178,816)	(3,971,213)
Contract owners’ equity beginning of period	123,108,599	281,502,192	671,229	1,545,946	3,353	23,954	4,512,506	8,483,719

Contract owners’ equity end of period	$128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

CHANGES IN UNITS:
Beginning units	13,778,445	18,302,786	87,219	115,811	346	1,311	450,548	451,291
Units purchased	949,645	1,718,150	15,800	6,058	-	14	210,482	379,712
Units redeemed	(3,216,433)	(6,242,491)	(12,786)	(34,650)	(52)	(979)	(329,434)	(380,455)

Ending units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GBF2		CAF		GVGH1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,729,164	13,270,758	149,087	281,844	(134,438)	(326,381)	(597)	(816)
Realized gain (loss) on investments	2,882,260	(10,112,446)	(139,562)	(183,711)	1,006,038	4,992,200	(3,992)	(1,693)
Change in unrealized gain (loss) on investments	(10,019,570)	23,038,265	(110,847)	607,927	6,655,242	(24,154,144)	14,445	(30,347)
Reinvested capital gains	4,461,069	-	155,671	-	-	-	-	6,628

Net increase (decrease) in contract owners’ equity resulting from operations	5,052,923	26,196,577	54,349	706,060	7,526,842	(19,488,325)	9,856	(26,228)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,878,536	6,643,730	193,855	121,508	1,969,591	1,077,848	(28)	1
Transfers between funds	(33,027,493)	37,311,877	(674,907)	565,676	(127,600)	(4,798,461)	(7,613)	(2,247)
Redemptions (note 3)	(80,250,764)	(109,713,299)	(2,014,478)	(2,316,691)	(5,899,400)	(9,192,983)	(1,857)	(2,710)
Annuity benefits	(228,905)	(264,288)	(55,880)	(686)	(5,782)	(8,487)	(1,598)	(3,748)
Contract maintenance charges (note 2)	(7,141)	(7,448)	-	-	(3,200)	(4,500)	-	-
Contingent deferred sales charges (note 2)	(188,318)	(351,007)	(12,578)	(38,086)	(6,233)	(15,315)	-	-
Adjustments to maintain reserves	(8,301)	12,943	(7,454)	2,388	(20,567)	(8,596)	456	587

Net equity transactions	(107,832,386)	(66,367,492)	(2,571,442)	(1,665,891)	(4,093,191)	(12,950,494)	(10,640)	(8,117)

Net change in contract owners’ equity	(102,779,463)	(40,170,915)	(2,517,093)	(959,831)	3,433,651	(32,438,819)	(784)	(34,345)
Contract owners’ equity beginning of period	404,411,299	444,582,214	13,049,848	14,009,679	26,318,620	58,757,439	67,510	101,855

Contract owners’ equity end of period	$301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

CHANGES IN UNITS:
Beginning units	25,449,213	29,988,338	1,063,595	1,206,275	4,801,429	6,528,710	6,333	7,058
Units purchased	4,886,085	18,610,507	70,196	179,772	670,273	511,820	60	57
Units redeemed	(11,764,185)	(23,149,632)	(280,715)	(322,452)	(1,377,714)	(2,239,101)	(1,072)	(782)

Ending units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGHS		GVIX8		GVIDA		NVDBL2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(119,380)	(208,174)	40,228	23,854	(101,730)	511,572	7,688	-
Realized gain (loss) on investments	(4,891,975)	(1,893,569)	(499,950)	(389,483)	(5,708,040)	505,714	411	-
Change in unrealized gain (loss) on investments	6,261,895	(8,382,914)	1,085,420	(1,366,068)	14,175,669	(42,076,090)	33,357	-
Reinvested capital gains	-	2,019,789	-	4,434	2,648,715	11,308,647	10,743	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,250,540	(8,464,868)	625,698	(1,727,263)	11,014,614	(29,750,157)	52,199	-

Equity transactions:
Purchase payments received from contract owners (note 3)	161,972	369,717	50,672	87,993	1,718,914	3,017,999	27,200	-
Transfers between funds	(4,063,238)	8,491,414	765,939	(460,922)	(3,348,295)	(887,139)	1,429,039	-
Redemptions (note 3)	(2,018,199)	(3,980,114)	(189,841)	(341,479)	(4,800,538)	(7,765,735)	(3,515)	-
Annuity benefits	(2,381)	(2,792)	(1,762)	(176)	(58,595)	(85,442)	(92)	-
Contract maintenance charges (note 2)	(556)	(545)	(130)	(146)	(8,358)	(9,126)	-	-
Contingent deferred sales charges (note 2)	(8,782)	(16,183)	(979)	(705)	(43,507)	(85,098)	-	-
Adjustments to maintain reserves	(460)	(33)	(145)	(135)	(916)	3,054	(7)	-

Net equity transactions	(5,931,644)	4,861,464	623,754	(715,570)	(6,541,295)	(5,811,487)	1,452,625	-

Net change in contract owners’ equity	(4,681,104)	(3,603,404)	1,249,452	(2,442,833)	4,473,319	(35,561,644)	1,504,824	-
Contract owners’ equity beginning of period	18,108,636	21,712,040	1,825,010	4,267,843	47,467,845	83,029,489	-	-

Contract owners’ equity end of period	$13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

CHANGES IN UNITS:
Beginning units	1,656,216	1,469,574	274,031	362,329	4,774,409	5,211,450	-	-
Units purchased	517,957	1,722,730	222,842	91,675	809,695	1,040,476	151,707	-
Units redeemed	(1,133,372)	(1,536,088)	(133,935)	(179,973)	(1,427,025)	(1,477,517)	(23,748)	-

Ending units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDCA2		GVIDC		GVIDM		GVDMA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,318	-	438,883	1,714,574	796,940	5,388,784	(10,638)	2,302,823
Realized gain (loss) on investments	9,014	-	(2,079,314)	(1,339,883)	(12,417,527)	12,860,403	(8,221,910)	3,634,722
Change in unrealized gain (loss) on investments	35,288	-	6,448,554	(7,859,323)	54,473,664	(148,588,049)	31,899,916	(104,551,058)
Reinvested capital gains	3,978	-	338,752	1,441,673	6,890,545	30,882,603	6,127,577	21,025,917

Net increase (decrease) in contract owners’ equity resulting from operations	53,598	-	5,146,875	(6,042,959)	49,743,622	(99,456,259)	29,794,945	(77,587,596)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,579	-	909,838	1,546,476	7,574,577	7,749,460	3,992,577	6,663,815
Transfers between funds	829,455	-	3,438,277	15,280,115	33,576,689	(15,889,069)	(6,673,971)	(14,405,202)
Redemptions (note 3)	(137,898)	-	(17,890,855)	(25,747,582)	(51,636,339)	(72,499,634)	(21,146,166)	(33,319,375)
Annuity benefits	(626)	-	(107,081)	(99,079)	(560,852)	(689,259)	(312,574)	(381,450)
Contract maintenance charges (note 2)	-	-	(1,453)	(1,544)	(14,619)	(15,824)	(18,082)	(19,439)
Contingent deferred sales charges (note 2)	(436)	-	(44,090)	(131,805)	(220,931)	(461,597)	(102,831)	(228,642)
Adjustments to maintain reserves	(7)	-	2,065	2,997	299,532	33,230	(3,794)	28,353

Net equity transactions	710,067	-	(13,693,299)	(9,150,422)	(10,981,943)	(81,772,693)	(24,264,841)	(41,661,940)

Net change in contract owners’ equity	763,665	-	(8,546,424)	(15,193,381)	38,761,679	(181,228,952)	5,530,104	(119,249,536)
Contract owners’ equity beginning of period	-	-	71,902,802	87,096,183	277,508,854	458,737,806	148,533,275	267,782,811

Contract owners’ equity end of period	$763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

CHANGES IN UNITS:
Beginning units	-	-	6,279,027	7,077,704	25,414,593	32,085,878	14,184,832	17,437,628
Units purchased	73,997	-	2,162,702	3,080,477	9,343,606	4,782,363	1,844,241	1,956,800
Units redeemed	(12,468)	-	(3,332,078)	(3,879,154)	(10,177,698)	(11,453,648)	(4,095,955)	(5,209,596)

Ending units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC		GVUS1		GVUSL		MCIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$485,910	2,485,863	(1)	(15)	(16,986)	(45,233)	(214,565)	84,231
Realized gain (loss) on investments	(5,159,593)	(896,174)	(1,415)	(51)	(2,145,245)	(1,391,206)	(5,066,068)	14,902,227
Change in unrealized gain (loss) on investments	15,166,898	(32,033,958)	1,719	(1,874)	3,736,000	(5,588,713)	34,901,409	(100,060,596)
Reinvested capital gains	1,566,703	6,807,757	-	-	-	-	3,360,831	11,002,002

Net increase (decrease) in contract owners’ equity resulting from operations	12,059,918	(23,636,512)	303	(1,940)	1,573,769	(7,025,152)	32,981,607	(74,072,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,767,196	2,038,323	3	-	144,864	276,990	2,425,750	3,468,920
Transfers between funds	(5,429,253)	7,947,491	(2,048)	-	(856,503)	(1,026,692)	(6,339,940)	(15,350,884)
Redemptions (note 3)	(18,570,063)	(33,688,115)	-	-	(832,822)	(1,879,117)	(18,602,115)	(35,214,838)
Annuity benefits	(149,038)	(184,388)	(115)	(330)	-	-	(59,571)	(86,336)
Contract maintenance charges (note 2)	(4,169)	(4,498)	-	-	(182)	(257)	(3,478)	(4,698)
Contingent deferred sales charges (note 2)	(64,170)	(150,061)	-	-	(2,347)	(6,741)	(44,499)	(142,362)
Adjustments to maintain reserves	(1,448)	15,669	27	65	(371)	(311)	(2,995)	10,840

Net equity transactions	(22,450,945)	(24,025,579)	(2,133)	(265)	(1,547,361)	(2,636,128)	(22,626,848)	(47,319,358)

Net change in contract owners’ equity	(10,391,027)	(47,662,091)	(1,830)	(2,205)	26,408	(9,661,280)	10,354,759	(121,391,494)
Contract owners’ equity beginning of period	110,814,884	158,476,975	1,830	4,035	6,047,515	15,708,795	111,113,429	232,504,923

Contract owners’ equity end of period	$100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

CHANGES IN UNITS:
Beginning units	9,861,417	11,879,449	221	241	663,781	854,701	7,039,039	9,280,128
Units purchased	1,604,697	2,881,262	1	5	111,763	237,388	914,484	1,723,974
Units redeemed	(3,616,337)	(4,899,294)	(222)	(25)	(272,219)	(428,308)	(2,292,012)	(3,965,063)

Ending units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM		NVMIG1		NVMIG3		GVDIV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,902,070)	5,573,010	(8)	-	(72,282)	(24,109)	14	9
Realized gain (loss) on investments	-	-	-	-	(564,526)	(268,299)	(152)	(18)
Change in unrealized gain (loss) on investments	-	-	89	-	10,682,185	(1,837,325)	742	(2,656)
Reinvested capital gains	-	-	-	-	-	-	-	533

Net increase (decrease) in contract owners’ equity resulting from operations	(5,902,070)	5,573,010	81	-	10,045,377	(2,129,733)	604	(2,132)

Equity transactions:
Purchase payments received from contract owners (note 3)	45,261,229	70,660,488	-	-	377,466	127,342	-	-
Transfers between funds	(10,457,895)	415,058,690	10,877	-	65,275,959	6,501,523	-	-
Redemptions (note 3)	(318,490,773)	(409,810,201)	-	-	(5,072,674)	(624,787)	-	-
Annuity benefits	(491,537)	(479,707)	-	-	(4,426)	-	(197)	(287)
Contract maintenance charges (note 2)	(7,180)	(6,947)	-	-	(1,352)	(410)	-	-
Contingent deferred sales charges (note 2)	(544,656)	(982,223)	-	-	(8,182)	(4,364)	-	-
Adjustments to maintain reserves	(41,971)	(45,671)	-	-	1,000	(106)	10	16

Net equity transactions	(284,772,783)	74,394,429	10,877	-	60,567,791	5,999,198	(187)	(271)

Net change in contract owners’ equity	(290,674,853)	79,967,439	10,958	-	70,613,168	3,869,465	417	(2,403)
Contract owners’ equity beginning of period	687,914,104	607,946,665	-	-	3,869,465	-	2,301	4,704

Contract owners’ equity end of period	$397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

CHANGES IN UNITS:
Beginning units	55,065,021	49,223,324	-	-	634,973	-	249	269
Units purchased	28,887,352	74,269,601	813	-	9,754,515	818,455	-	1
Units redeemed	(51,970,807)	(68,427,904)	-	-	(1,366,799)	(183,482)	(19)	(21)

Ending units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIV3		GVDIV6		NVMLG1		NVMLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$163,276	226,800	1,565	(616)	(10,587)	(237)	(5,212)	(99)
Realized gain (loss) on investments	(9,583,270)	(3,080,214)	(288,045)	(175,870)	117,088	(17,843)	9,185	(4,634)
Change in unrealized gain (loss) on investments	13,736,670	(25,270,935)	482,139	(974,686)	1,119,818	(13,723)	121,142	-
Reinvested capital gains	-	5,465,241	-	229,075	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,316,676	(22,659,108)	195,659	(922,097)	1,226,319	(31,803)	125,115	(4,733)

Equity transactions:
Purchase payments received from contract owners (note 3)	209,599	868,292	7,986	18,409	133,609	-	7,640	-
Transfers between funds	(5,313,468)	(12,352,820)	(76,757)	(240,699)	8,373,034	88,561	1,016,495	4,733
Redemptions (note 3)	(2,665,546)	(6,981,776)	(60,744)	(114,715)	(625,133)	(663)	(47,310)	-
Annuity benefits	-	(110)	(11,256)	(20,373)	(3,668)	-	-	-
Contract maintenance charges (note 2)	(979)	(1,344)	-	(1)	(375)	(2)	-	-
Contingent deferred sales charges (note 2)	(7,023)	(26,511)	(415)	(1,656)	(3,771)	-	(452)	-
Adjustments to maintain reserves	(4,427)	(461)	(30)	938	(230)	(6)	(178)	-

Net equity transactions	(7,781,844)	(18,494,730)	(141,216)	(358,097)	7,873,466	87,890	976,195	4,733

Net change in contract owners’ equity	(3,465,168)	(41,153,838)	54,443	(1,280,194)	9,099,785	56,087	1,101,310	-
Contract owners’ equity beginning of period	21,040,830	62,194,668	871,951	2,152,145	56,087	-	-	-

Contract owners’ equity end of period	$17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

CHANGES IN UNITS:
Beginning units	1,767,075	2,772,176	78,668	106,356	8,873	-	-	-
Units purchased	206,674	311,544	10,201	12,265	1,296,479	23,259	147,615	1,186
Units redeemed	(823,115)	(1,316,645)	(21,567)	(39,953)	(189,143)	(14,386)	(9,567)	(1,186)

Ending units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLV2		NVMMG1		NVMMG2		NVMMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(7,222)	(119)	(551,450)	(11,131)	(35,244)	(2)	11,971	7,945
Realized gain (loss) on investments	176,869	(35,696)	956,178	(101,311)	54,026	(556)	(309,902)	(139,672)
Change in unrealized gain (loss) on investments	479,467	3,666	14,618,887	(807,276)	840,857	-	9,580,160	(1,196,502)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	649,114	(32,149)	15,023,615	(919,718)	859,639	(558)	9,282,229	(1,328,229)

Equity transactions:
Purchase payments received from contract owners (note 3)	56,414	5,031	749,257	48,850	(179,166)	-	640,896	104,988
Transfers between funds	5,007,591	121,779	98,434,637	2,709,603	6,974,862	558	74,469,147	4,822,680
Redemptions (note 3)	(301,422)	(692)	(8,122,814)	(294,017)	(311,969)	-	(6,047,743)	(520,932)
Annuity benefits	(4,392)	(168)	(29,805)	-	-	-	(6,144)	(174)
Contract maintenance charges (note 2)	(14)	(3)	(6,880)	(150)	-	-	(959)	(330)
Contingent deferred sales charges (note 2)	(414)	-	(19,255)	(1,735)	-	-	(12,899)	(3,355)
Adjustments to maintain reserves	(481)	11	182,396	(7,039)	202,264	-	(17,051)	(3,701)

Net equity transactions	4,757,282	125,958	91,187,536	2,455,512	6,685,991	558	69,025,247	4,399,176

Net change in contract owners’ equity	5,406,396	93,809	106,211,151	1,535,794	7,545,630	-	78,307,476	3,070,947
Contract owners’ equity beginning of period	93,809	-	1,535,794	-	-	-	3,070,947	-

Contract owners’ equity end of period	$5,500,205	93,809	107,746,945	1,535,794	7,545,630	-	81,378,423	3,070,947

CHANGES IN UNITS:
Beginning units	14,426	-	246,427	-	-	-	457,440	-
Units purchased	988,782	63,622	15,743,231	325,886	1,080,778	289	10,720,008	595,091
Units redeemed	(332,021)	(49,196)	(2,346,358)	(79,459)	(110,581)	(289)	(1,790,005)	(137,651)

Ending units	671,187	14,426	13,643,300	246,427	970,197	-	9,387,443	457,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF		SCGF2		SCVF		SCVF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(300,305)	(533,312)	(9,891)	(16,612)	(616,864)	(196,574)	(15,781)	(19,169)
Realized gain (loss) on investments	(9,436,388)	(2,558,971)	(50,848)	15,159	(23,805,570)	(17,202,333)	(271,750)	(241,558)
Change in unrealized gain (loss) on investments	15,353,901	(26,358,149)	175,458	(576,941)	48,274,125	(50,701,638)	545,360	(513,903)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,617,208	(29,450,432)	114,719	(578,394)	23,851,691	(68,100,545)	257,829	(774,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	542,505	1,121,549	10,502	7,539	2,547,344	3,915,778	8,482	28,960
Transfers between funds	(748,929)	(1,183,865)	(23,356)	(13,401)	(6,924,056)	(21,006,553)	(49,723)	(348,107)
Redemptions (note 3)	(4,659,719)	(8,756,903)	(95,335)	(68,078)	(19,846,277)	(39,200,117)	(187,795)	(235,995)
Annuity benefits	(7,580)	(10,106)	(23)	(33)	(38,527)	(58,114)	(65)	(83)
Contract maintenance charges (note 2)	(1,075)	(1,387)	-	-	(3,576)	(5,797)	-	-
Contingent deferred sales charges (note 2)	(14,531)	(29,994)	(921)	(261)	(55,664)	(184,216)	(1,409)	(3,074)
Adjustments to maintain reserves	(978)	3,642	(42)	278	10,761	2,445	(88)	674

Net equity transactions	(4,890,307)	(8,857,064)	(109,175)	(73,956)	(24,309,995)	(56,536,574)	(230,598)	(557,625)

Net change in contract owners’ equity	726,901	(38,307,496)	5,544	(652,350)	(458,304)	(124,637,119)	27,231	(1,332,255)
Contract owners’ equity beginning of period	27,102,412	65,409,908	589,059	1,241,409	121,000,019	245,637,138	1,309,314	2,641,569

Contract owners’ equity end of period	$27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019	1,336,545	1,309,314

CHANGES IN UNITS:
Beginning units	2,959,328	3,798,082	93,131	103,133	6,639,101	9,022,810	148,938	199,657
Units purchased	1,220,209	1,049,574	6,620	13,924	844,761	1,604,289	9,550	12,140
Units redeemed	(1,773,743)	(1,888,328)	(24,418)	(23,926)	(2,184,773)	(3,987,998)	(35,438)	(62,859)

Ending units	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101	123,050	148,938

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		SCF2		MSBF		NVSTB2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(972,767)	(662,975)	(44,888)	(47,414)	6,530,047	6,018,270	151,754	16,944
Realized gain (loss) on investments	(26,582,315)	(3,341,197)	(382,040)	49,954	(10,117,568)	(6,030,653)	198,733	(12,203)
Change in unrealized gain (loss) on investments	60,450,689	(117,677,945)	1,181,110	(2,584,170)	19,485,737	(23,892,052)	(86,287)	(18,277)
Reinvested capital gains	-	37,116,005	-	805,965	-	2,448,871	71,628	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,895,607	(84,566,112)	754,182	(1,775,665)	15,898,216	(21,455,564)	335,828	(13,536)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,318,107	4,038,550	22,966	11,177	1,057,996	1,411,075	395,396	41,397
Transfers between funds	(8,103,761)	(20,372,795)	(31,923)	(83,360)	4,321,755	(15,083,844)	21,650,019	2,353,741
Redemptions (note 3)	(18,951,199)	(35,541,255)	(421,203)	(366,757)	(14,469,332)	(24,988,574)	(2,581,989)	(321,358)
Annuity benefits	(48,346)	(75,743)	-	-	(37,430)	(47,939)	(6,115)	-
Contract maintenance charges (note 2)	(3,619)	(5,421)	-	-	(890)	(1,056)	(72)	(4)
Contingent deferred sales charges (note 2)	(36,717)	(114,889)	(1,164)	(5,100)	(24,276)	(78,247)	(5,266)	(1,490)
Adjustments to maintain reserves	(1,697)	21,566	(77)	(138)	(4,052)	5,811	(2,095)	(36)

Net equity transactions	(24,827,232)	(52,049,987)	(431,401)	(444,178)	(9,156,229)	(38,782,774)	19,449,878	2,072,250

Net change in contract owners’ equity	8,068,375	(136,616,099)	322,781	(2,219,843)	6,741,987	(60,238,338)	19,785,706	2,058,714
Contract owners’ equity beginning of period	117,981,792	254,597,891	2,575,248	4,795,091	74,335,108	134,573,446	2,058,714	-

Contract owners’ equity end of period	$126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108	21,844,420	2,058,714

CHANGES IN UNITS:
Beginning units	7,666,352	10,099,992	281,038	316,449	6,067,116	9,025,394	208,273	-
Units purchased	837,288	1,249,698	18,552	16,818	3,305,125	2,293,675	3,219,165	302,300
Units redeemed	(2,358,523)	(3,683,338)	(59,799)	(52,229)	(3,989,540)	(5,251,953)	(1,391,843)	(94,027)

Ending units	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116	2,035,595	208,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC		GGTC3		GVUG1		GVUGL
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(8,699)	(13,920)	(82,737)	(91,472)	(3,867)	(6,268)	(91,617)	(174,889)
Realized gain (loss) on investments	(89,116)	(19,896)	(2,469,685)	(819,546)	(91,588)	(9,225)	(1,460,729)	(788,766)
Change in unrealized gain (loss) on investments	435,935	(949,061)	5,596,497	(5,579,673)	143,606	(291,285)	3,173,287	(8,476,873)
Reinvested capital gains	-	174,368	-	992,395	-	86,636	-	2,532,001

Net increase (decrease) in contract owners’ equity resulting from operations	338,120	(808,509)	3,044,075	(5,498,296)	48,151	(220,142)	1,620,941	(6,908,527)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,522	10,202	133,417	321,377	2,153	72,552	115,559	347,857
Transfers between funds	(7,149)	(62,178)	5,686,652	(7,465,381)	(85,265)	1,031	(531,914)	(2,951,606)
Redemptions (note 3)	(134,738)	(227,560)	(1,053,719)	(1,396,775)	(17,701)	(14,490)	(1,078,097)	(2,245,854)
Annuity benefits	-	-	-	(153)	(12,725)	(28,780)	-	-
Contract maintenance charges (note 2)	(93)	(144)	(400)	(367)	-	(7)	(283)	(293)
Contingent deferred sales charges (note 2)	(218)	(414)	(3,539)	(5,810)	(46)	-	(3,862)	(10,226)
Adjustments to maintain reserves	(1,086)	(37)	(537)	(294)	2,075	1,857	(446)	(263)

Net equity transactions	(128,762)	(280,131)	4,761,874	(8,547,403)	(111,509)	32,163	(1,499,043)	(4,860,385)

Net change in contract owners’ equity	209,358	(1,088,640)	7,805,949	(14,045,699)	(63,358)	(187,979)	121,898	(11,768,912)
Contract owners’ equity beginning of period	749,717	1,838,357	3,896,191	17,941,890	303,734	491,713	7,732,189	19,501,101

Contract owners’ equity end of period	$959,075	749,717	11,702,140	3,896,191	240,376	303,734	7,854,087	7,732,189

CHANGES IN UNITS:
Beginning units	374,006	455,623	530,725	1,242,540	32,147	29,414	806,416	1,182,851
Units purchased	49,478	72,871	1,053,538	225,809	509	5,893	133,367	416,266
Units redeemed	(104,837)	(154,488)	(530,258)	(937,624)	(11,284)	(3,160)	(282,152)	(792,701)

Ending units	318,647	374,006	1,054,005	530,725	21,372	32,147	657,631	806,416

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVOLG1		NVOLG2		NVTIV3		EIF
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,438)	-	(54)	-	(10,213)	-	(9,310)	373,720
Realized gain (loss) on investments	5,055	-	1	-	96,170	-	(11,417,909)	(7,029,917)
Change in unrealized gain (loss) on investments	49,810	-	532	-	925,808	-	17,755,765	(15,913,348)
Reinvested capital gains	24,039	-	210	-	9,524	-	-	645,408

Net increase (decrease) in contract owners’ equity resulting from operations	77,466	-	689	-	1,021,289	-	6,328,546	(21,924,137)

Equity transactions:
Purchase payments received from contract owners (note 3)	36,434	-	-	-	148,858	-	633,988	1,413,030
Transfers between funds	1,381,379	-	11,961	-	5,012,489	-	(3,866,340)	(7,031,518)
Redemptions (note 3)	(19,805)	-	-	-	(325,490)	-	(5,409,728)	(10,503,652)
Annuity benefits	(2,192)	-	-	-	-	-	(33,553)	(49,757)
Contract maintenance charges (note 2)	-	-	-	-	(446)	-	(1,525)	(2,041)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(2,487)	-	(13,075)	(35,917)
Adjustments to maintain reserves	23	-	(1)	-	(96)	-	3,662	(78,676)

Net equity transactions	1,395,809	-	11,960	-	4,832,828	-	(8,686,571)	(16,288,531)

Net change in contract owners’ equity	1,473,275	-	12,649	-	5,854,117	-	(2,358,025)	(38,212,668)
Contract owners’ equity beginning of period	-	-	-	-	-	-	32,513,613	70,726,281

Contract owners’ equity end of period	$1,473,275	-	12,649	-	5,854,117	-	30,155,588	32,513,613

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	3,874,794	5,253,145
Units purchased	109,948	-	983	-	520,692	-	1,223,671	2,740,936
Units redeemed	(6,698)	-	-	-	(68,229)	-	(2,292,776)	(4,119,287)

Ending units	103,250	-	983	-	452,463	-	2,805,689	3,874,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVRE1		AMTB		PMVFAD		PMVLAD

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$387,712	20,889	1,945,679	1,150,829	2,940	-	71,650	-
Realized gain (loss) on investments	406,496	(124,257)	(2,370,986)	(837,383)	17,171	-	53,928	-
Change in unrealized gain (loss) on investments	14,255,390	(226,268)	3,884,748	(6,412,462)	(144,552)	-	(476,075)	-
Reinvested capital gains	317,124	-	-	-	52,958	-	752,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,366,722	(329,636)	3,459,441	(6,099,016)	(71,483)	-	402,500	-

Equity transactions:
Purchase payments received from contract owners (note 3)	845,889	10,724	759,366	1,145,069	191,525	-	384,387	-
Transfers between funds	87,805,724	1,283,244	1,640,479	(8,253,610)	3,828,542	-	18,223,964	-
Redemptions (note 3)	(5,252,274)	(87,149)	(5,386,545)	(10,823,914)	(71,188)	-	(1,136,626)	-
Annuity benefits	(17,314)	(77)	(31,941)	(39,774)	-	-	(897)	-
Contract maintenance charges (note 2)	(1,186)	(3)	(978)	(1,163)	(3)	-	(159)	-
Contingent deferred sales charges (note 2)	(12,920)	(1,610)	(15,287)	(27,783)	-	-	(2,269)	-
Adjustments to maintain reserves	(15,158)	(103)	(2,584)	1,041	(552)	-	(2,127)	-

Net equity transactions	83,352,761	1,205,026	(3,037,490)	(18,000,134)	3,948,324	-	17,466,273	-

Net change in contract owners’ equity	98,719,483	875,390	421,951	(24,099,150)	3,876,841	-	17,868,773	-
Contract owners’ equity beginning of period	875,390	-	29,122,245	53,221,395	-	-	-	-

Contract owners’ equity end of period	$99,594,873	875,390	29,544,196	29,122,245	3,876,841	-	17,868,773	-

CHANGES IN UNITS:
Beginning units	155,589	-	3,139,734	4,927,107	-	-	-	-
Units purchased	16,533,236	263,541	1,798,215	2,400,115	402,169	-	1,925,296	-
Units redeemed	(3,036,825)	(107,952)	(2,093,813)	(4,187,488)	(46,110)	-	(302,866)	-

Ending units	13,652,000	155,589	2,844,136	3,139,734	356,059	-	1,622,430	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVB		AVBV2		AVCA		AVCA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,247	13,761	(45,701)	(76,813)	(473)	(1,795)	(15,357)	(26,594)
Realized gain (loss) on investments	(35,375)	25,860	(2,494,621)	(505,362)	(3,163)	3,079	(653,222)	(35,588)
Change in unrealized gain (loss) on investments	84,838	(244,254)	4,135,944	(4,720,063)	18,958	(78,127)	847,275	(806,991)
Reinvested capital gains	-	-	-	1,178,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,710	(204,633)	1,595,622	(4,123,853)	15,322	(76,843)	178,696	(869,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,436	3,722	39,197	65,847	809	1,824	29,481	28,648
Transfers between funds	64,468	(24,676)	(4,727,337)	(160,799)	2,984	(18,051)	49,890	281,795
Redemptions (note 3)	(81,231)	(63,985)	(589,656)	(811,752)	(2,691)	(11,799)	(115,412)	(395,515)
Annuity benefits	-	-	(7,864)	(18,850)	-	-	(6,353)	(10,188)
Contract maintenance charges (note 2)	-	-	(16)	(35)	-	-	(12)	(11)
Contingent deferred sales charges (note 2)	(143)	(37)	(3,631)	(5,607)	-	(297)	(133)	(1,332)
Adjustments to maintain reserves	(33)	(32)	1,550	722	18	(14)	(102)	(101)

Net equity transactions	(15,503)	(85,008)	(5,287,757)	(930,474)	1,120	(28,337)	(42,641)	(96,704)

Net change in contract owners’ equity	45,207	(289,641)	(3,692,135)	(5,054,327)	16,442	(105,180)	136,055	(965,877)
Contract owners’ equity beginning of period	302,629	592,270	3,773,176	8,827,503	85,201	190,381	1,089,134	2,055,011

Contract owners’ equity end of period	$347,836	302,629	81,041	3,773,176	101,643	85,201	1,225,189	1,089,134

CHANGES IN UNITS:
Beginning units	43,568	51,932	642,858	689,206	11,674	14,793	153,590	161,870
Units purchased	9,801	4,343	1,589,336	506,128	1,547	564	310,558	72,713
Units redeemed	(15,638)	(12,707)	(2,223,572)	(552,476)	(1,551)	(3,683)	(316,598)	(80,993)

Ending units	37,731	43,568	8,622	642,858	11,670	11,674	147,550	153,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCD2		AVGI		AVCE2		IVHS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,555)	(30,464)	3,062	1,749	(4,892)	4,059	(640)	(773)
Realized gain (loss) on investments	(1,059,596)	(769,547)	(15,695)	7,638	(130,015)	5,077	(15,792)	3,142
Change in unrealized gain (loss) on investments	1,561,643	(916,556)	96,347	(179,854)	378,687	(523,309)	37,517	(43,543)
Reinvested capital gains	-	274,055	-	-	-	-	-	20,469

Net increase (decrease) in contract owners’ equity resulting from operations	483,492	(1,442,512)	83,714	(170,467)	243,780	(514,173)	21,085	(20,705)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,343	26,961	932	1,761	46,151	10,252	47,700	24,077
Transfers between funds	375,153	(903,208)	159,540	13,331	(22,976)	260,202	1,223	21,980
Redemptions (note 3)	(252,991)	(604,173)	(47,950)	(171,051)	(416,537)	(195,178)	(31,969)	(18,183)
Annuity benefits	(5,588)	(9,283)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(37)	(45)	-	-	-	-	-	(30)
Contingent deferred sales charges (note 2)	(809)	(4,106)	(444)	(302)	(701)	(1,656)	(143)	(61)
Adjustments to maintain reserves	(61)	121	(35)	(9)	(27)	(13)	(35)	13

Net equity transactions	134,010	(1,493,733)	112,043	(156,270)	(394,090)	73,607	16,776	27,796

Net change in contract owners’ equity	617,502	(2,936,245)	195,757	(326,737)	(150,310)	(440,566)	37,861	7,091
Contract owners’ equity beginning of period	1,276,278	4,212,523	301,847	628,584	1,255,694	1,696,260	79,955	72,864

Contract owners’ equity end of period	$1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694	117,816	79,955

CHANGES IN UNITS:
Beginning units	194,563	344,231	31,402	45,118	161,347	148,885	9,622	6,191
Units purchased	152,938	82,765	31,214	1,257	31,251	39,735	4,846	6,812
Units redeemed	(138,625)	(232,433)	(21,600)	(14,973)	(79,496)	(27,273)	(3,233)	(3,381)

Ending units	208,876	194,563	41,016	31,402	113,102	161,347	11,235	9,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	IVRE		AVLCG		ALVGIB		ALVPGB
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,797)	14,469	(1,630)	(5,607)	26,461	(1,071)	(30,964)	(43,769)
Realized gain (loss) on investments	(99,902)	(90,881)	(83,289)	12,899	(146,518)	(96,205)	(15,601)	122,960
Change in unrealized gain (loss) on investments	183,658	(126,275)	105,784	(210,842)	378,153	(1,648,837)	552,953	(1,292,206)
Reinvested capital gains	-	28,017	-	-	-	449,753	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,959	(174,670)	20,865	(203,550)	258,096	(1,296,360)	506,388	(1,213,015)

Equity transactions:
Purchase payments received from contract owners (note 3)	53,079	50,179	1,838	3,788	9,203	25,292	6,637	23,795
Transfers between funds	57,318	(86,469)	(260,904)	(1,012)	(21,351)	(164,505)	42,661	(164,093)
Redemptions (note 3)	(92,839)	(71,123)	(75,750)	(26,703)	(146,232)	(376,657)	(178,233)	(243,246)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(126)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(504)	(451)	-	(1)	(734)	(5,488)	(1,276)	(930)
Adjustments to maintain reserves	129	(174)	5	(52)	(85)	157	(45)	(48)

Net equity transactions	17,183	(108,164)	(334,811)	(23,980)	(159,199)	(521,201)	(130,256)	(384,522)

Net change in contract owners’ equity	98,142	(282,834)	(313,946)	(227,530)	98,897	(1,817,561)	376,132	(1,597,537)
Contract owners’ equity beginning of period	212,007	494,841	313,946	541,476	1,537,862	3,355,423	1,635,999	3,233,536

Contract owners’ equity end of period	$310,149	212,007	-	313,946	1,636,759	1,537,862	2,012,131	1,635,999

CHANGES IN UNITS:
Beginning units	32,265	41,195	44,214	46,389	193,493	246,507	224,033	261,646
Units purchased	16,035	19,258	291	6,852	7,220	7,022	19,043	15,224
Units redeemed	(12,033)	(28,188)	(44,505)	(9,027)	(26,398)	(60,036)	(38,561)	(52,837)

Ending units	36,267	32,265	-	44,214	174,315	193,493	204,515	224,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVSVB		ACVIG		ACVIG2		ACVIP2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(42,903)	(65,484)	2,551,041	1,121,093	38,509	50	378,940	2,683,385
Realized gain (loss) on investments	(1,672,575)	(559,134)	(4,122,880)	6,439,803	(79,087)	166,996	279,678	(981,742)
Change in unrealized gain (loss) on investments	2,909,210	(2,477,429)	11,595,005	(69,775,284)	260,358	(1,552,658)	5,203,620	(5,011,522)
Reinvested capital gains	185,907	403,989	-	14,770,934	-	321,760	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,379,639	(2,698,058)	10,023,166	(47,443,454)	219,780	(1,063,852)	5,862,238	(3,309,879)

Equity transactions:
Purchase payments received from contract owners (note 3)	441,523	48,530	1,891,827	2,486,899	22,596	24,678	1,535,740	1,304,846
Transfers between funds	2,486,770	2,715,617	(2,980,691)	(9,168,837)	(104,473)	(140,298)	8,913,674	32,904,974
Redemptions (note 3)	(560,153)	(490,608)	(13,774,170)	(25,386,765)	(170,185)	(681,168)	(13,079,376)	(17,463,775)
Annuity benefits	(11,522)	(2,702)	(15,181)	(37,362)	(314)	(414)	(112,563)	(116,264)
Contract maintenance charges (note 2)	(11)	-	(2,284)	(5,308)	-	-	(675)	(642)
Contingent deferred sales charges (note 2)	(4,900)	(3,979)	(30,625)	(59,009)	(1,450)	(7,167)	(29,974)	(41,680)
Adjustments to maintain reserves	(168)	29	(11,862)	1,121	134	3,486	(9,402)	8,144

Net equity transactions	2,351,539	2,266,887	(14,922,986)	(32,169,261)	(253,692)	(800,883)	(2,782,576)	16,595,603

Net change in contract owners’ equity	3,731,178	(431,171)	(4,899,820)	(79,612,715)	(33,912)	(1,864,735)	3,079,662	13,285,724
Contract owners’ equity beginning of period	4,286,180	4,717,351	75,837,526	155,450,241	1,627,410	3,492,145	66,885,431	53,599,707

Contract owners’ equity end of period	$8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

CHANGES IN UNITS:
Beginning units	548,109	301,006	7,348,426	9,788,983	192,829	265,462	5,726,351	4,431,444
Units purchased	1,098,414	659,854	678,235	1,186,624	8,633	16,174	2,759,557	6,736,141
Units redeemed	(931,943)	(412,751)	(2,171,100)	(3,627,181)	(37,818)	(88,807)	(3,006,919)	(5,441,234)

Ending units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI		ACVI3		ACVMV1		ACVMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$522,401	(136,045)	423,708	(173,150)	217,041	(144,367)	6,786	(4,966)
Realized gain (loss) on investments	(382,532)	5,436,477	(4,188,834)	6,830,732	(2,746,240)	(3,260,035)	(17,351)	(8,381)
Change in unrealized gain (loss) on investments	5,793,211	(45,224,268)	8,574,650	(41,306,793)	3,868,246	(1,609,587)	95,962	(82,441)
Reinvested capital gains	-	6,207,427	-	5,399,322	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,933,080	(33,716,409)	4,809,524	(29,249,889)	1,339,047	(5,013,989)	85,397	(95,788)

Equity transactions:
Purchase payments received from contract owners (note 3)	347,839	418,055	605,607	1,548,619	270,822	428,864	66,866	32,168
Transfers between funds	(37,065,738)	(4,302,270)	(33,156,089)	(6,080,151)	145,612	4,827,439	(6)	(4,495)
Redemptions (note 3)	(3,132,269)	(13,754,018)	(2,786,638)	(9,422,672)	(1,392,453)	(2,530,068)	(9,350)	(10,082)
Annuity benefits	(10,067)	(20,432)	(833)	(3,878)	-	-	(26,335)	(28,075)
Contract maintenance charges (note 2)	(470)	(2,258)	(570)	(847)	(446)	(495)	-	(20)
Contingent deferred sales charges (note 2)	(3,720)	(12,179)	(9,158)	(35,610)	(3,224)	(7,328)	(74)	(137)
Adjustments to maintain reserves	(1,169)	2,319	(2,327)	169	(7,042)	(359)	72	60

Net equity transactions	(39,865,594)	(17,670,783)	(35,350,008)	(13,994,370)	(986,731)	2,718,053	31,173	(10,581)

Net change in contract owners’ equity	(33,932,514)	(51,387,192)	(30,540,484)	(43,244,259)	352,316	(2,295,936)	116,570	(106,369)
Contract owners’ equity beginning of period	35,750,072	87,137,264	30,693,142	73,937,401	10,844,194	13,140,130	309,671	416,040

Contract owners’ equity end of period	$1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

CHANGES IN UNITS:
Beginning units	3,336,445	4,451,587	3,095,336	4,069,860	1,333,554	1,184,247	32,785	32,641
Units purchased	32,933	268,574	306,073	708,348	939,514	2,670,828	6,339	4,524
Units redeemed	(3,244,122)	(1,383,716)	(3,389,838)	(1,682,872)	(1,188,073)	(2,521,521)	(3,604)	(4,380)

Ending units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU1		ACVU2		ACVV		ACVV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(19,883)	(94,521)	(8,561)	(25,716)	8,182,037	3,818,200	146,653	33,625
Realized gain (loss) on investments	(3,220,488)	(74,475)	(409,142)	11,343	(39,690,837)	(15,635,052)	(742,671)	(225,933)
Change in unrealized gain (loss) on investments	3,911,438	(5,487,492)	545,505	(963,949)	58,222,005	(110,623,679)	1,224,611	(2,455,562)
Reinvested capital gains	-	1,367,195	-	228,647	-	37,750,498	-	791,520

Net increase (decrease) in contract owners’ equity resulting from operations	671,067	(4,289,293)	127,802	(749,675)	26,713,205	(84,690,033)	628,593	(1,856,350)

Equity transactions:
Purchase payments received from contract owners (note 3)	41,858	146,501	3,285	475	3,751,980	5,654,385	101,622	44,481
Transfers between funds	(4,682,652)	(7,319,017)	(1,072,342)	30,087	(16,858,472)	(31,590,460)	(78,197)	(512,992)
Redemptions (note 3)	(571,535)	(1,476,252)	(35,064)	(111,126)	(32,061,575)	(56,632,902)	(755,109)	(783,216)
Annuity benefits	(5,164)	(11,579)	-	-	(67,839)	(92,165)	-	-
Contract maintenance charges (note 2)	(216)	(391)	-	-	(5,064)	(6,685)	-	-
Contingent deferred sales charges (note 2)	(2,402)	(7,088)	(346)	(1,187)	(82,221)	(196,269)	(3,261)	(6,538)
Adjustments to maintain reserves	(208)	52	(27)	(9)	(52,433)	58,530	(136)	(61)

Net equity transactions	(5,220,319)	(8,667,774)	(1,104,494)	(81,760)	(45,375,624)	(82,805,566)	(735,081)	(1,258,326)

Net change in contract owners’ equity	(4,549,252)	(12,957,067)	(976,692)	(831,435)	(18,662,419)	(167,495,599)	(106,488)	(3,114,676)
Contract owners’ equity beginning of period	4,577,219	17,534,286	976,692	1,808,127	197,923,596	365,419,195	4,213,977	7,328,653

Contract owners’ equity end of period	$27,967	4,577,219	-	976,692	179,261,177	197,923,596	4,107,489	4,213,977

CHANGES IN UNITS:
Beginning units	624,611	1,401,693	143,661	152,411	13,651,071	18,297,238	431,804	539,862
Units purchased	67,042	163,229	4,484	9,790	1,681,592	3,612,681	36,112	22,033
Units redeemed	(688,612)	(940,311)	(148,145)	(18,540)	(4,949,120)	(8,258,848)	(109,880)	(130,091)

Ending units	3,041	624,611	-	143,661	10,383,543	13,651,071	358,036	431,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVVS1		ACVVS2		DVSCS		DSIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(37,079)	(185,543)	(2,669)	(7,165)	326,799	(125,641)	3,106,179	4,686,447
Realized gain (loss) on investments	(4,259,450)	(4,643,783)	(220,605)	(1,703)	(13,196,435)	(7,963,777)	(6,831,586)	10,838,931
Change in unrealized gain (loss) on investments	4,669,213	(6,940,815)	245,455	(277,587)	12,778,447	(12,699,776)	54,567,717	(242,978,746)
Reinvested capital gains	-	937,197	-	22,132	4,079,322	5,358,539	20,763,529	-

Net increase (decrease) in contract owners’ equity resulting from operations	372,684	(10,832,944)	22,181	(264,323)	3,988,133	(15,430,655)	71,605,839	(227,453,368)

Equity transactions:
Purchase payments received from contract owners (note 3)	91,638	426,825	-	77,541	444,988	835,527	11,940,758	13,522,878
Transfers between funds	(5,906,629)	(12,293,933)	(278,393)	42,087	(2,597,247)	8,349,445	(10,061,543)	(31,240,208)
Redemptions (note 3)	(597,268)	(2,732,253)	(4,993)	(9,641)	(3,076,052)	(5,875,077)	(54,297,090)	(109,927,248)
Annuity benefits	-	-	(13,204)	(31,736)	(37,157)	(40,073)	(144,647)	(182,766)
Contract maintenance charges (note 2)	(163)	(377)	-	(5)	(1,450)	(1,630)	(11,452)	(31,323)
Contingent deferred sales charges (note 2)	(4,263)	(10,015)	-	-	(14,586)	(30,024)	(128,538)	(285,265)
Adjustments to maintain reserves	(17,322)	(167)	66	(77)	(1,301)	(1,641)	(18,780)	3,798

Net equity transactions	(6,434,007)	(14,609,920)	(296,524)	78,169	(5,282,805)	3,236,527	(52,721,292)	(128,140,134)

Net change in contract owners’ equity	(6,061,323)	(25,442,864)	(274,343)	(186,154)	(1,294,672)	(12,194,128)	18,884,547	(355,593,502)
Contract owners’ equity beginning of period	6,061,323	31,504,187	274,343	460,497	30,104,881	42,299,009	335,193,302	690,786,804

Contract owners’ equity end of period	$-	6,061,323	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302

CHANGES IN UNITS:
Beginning units	889,566	2,287,313	32,734	27,543	2,956,423	2,832,247	34,537,124	44,544,149
Units purchased	88,029	2,378,316	-	8,329	1,396,910	2,592,774	4,662,547	6,241,546
Units redeemed	(977,595)	(3,776,063)	(32,734)	(3,138)	(2,076,392)	(2,468,598)	(10,155,269)	(16,248,571)

Ending units	-	889,566	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSRG		DSRGS		DCAP		DCAPS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(40,764)	(183,729)	(1,180)	(2,011)	841,126	768,441	14,969	(3,310)
Realized gain (loss) on investments	340,147	4,790,454	(10)	3,657	(3,114,475)	2,752,566	(142,826)	104,282
Change in unrealized gain (loss) on investments	11,413,547	(28,592,087)	30,275	(61,769)	8,565,347	(37,321,094)	254,207	(1,329,441)
Reinvested capital gains	-	-	-	-	4,248,521	6,302,421	159,016	217,910

Net increase (decrease) in contract owners’ equity resulting from operations	11,712,930	(23,985,362)	29,085	(60,123)	10,540,519	(27,497,666)	285,366	(1,010,559)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,331,393	2,770,730	-	(22)	1,513,681	1,791,713	43,397	5,186
Transfers between funds	(1,720,918)	(3,785,906)	(554)	(15,780)	(3,135,812)	(3,207,647)	(366,182)	(156,286)
Redemptions (note 3)	(6,699,361)	(13,483,880)	(11,097)	(27,013)	(9,343,972)	(15,870,228)	(278,198)	(251,424)
Annuity benefits	(4,984)	(7,245)	-	-	(34,187)	(74,965)	-	-
Contract maintenance charges (note 2)	(3,926)	(11,814)	-	-	(1,631)	(4,389)	-	-
Contingent deferred sales charges (note 2)	(27,806)	(30,609)	-	(377)	(22,730)	(35,531)	(985)	(2,996)
Adjustments to maintain reserves	(2,672)	(2,257)	(29)	(5)	(4,931)	3,057	(86)	(74)

Net equity transactions	(6,128,274)	(14,550,981)	(11,680)	(43,197)	(11,029,582)	(17,397,990)	(602,054)	(405,594)

Net change in contract owners’ equity	5,584,656	(38,536,343)	17,405	(103,320)	(489,063)	(44,895,656)	(316,688)	(1,416,153)
Contract owners’ equity beginning of period	40,224,179	78,760,522	96,608	199,928	58,929,821	103,825,477	2,082,345	3,498,498

Contract owners’ equity end of period	$45,808,835	40,224,179	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345

CHANGES IN UNITS:
Beginning units	5,103,159	6,507,082	13,576	18,076	5,283,363	6,500,979	243,047	281,395
Units purchased	257,714	967,636	-	46	731,917	1,453,038	16,642	7,364
Units redeemed	(970,456)	(2,371,559)	(1,323)	(4,546)	(1,708,838)	(2,670,654)	(88,787)	(45,712)

Ending units	4,390,417	5,103,159	12,253	13,576	4,306,442	5,283,363	170,902	243,047

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSC		DVIV		FCA2S		FALFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$503	(1,584)	6,977	5,258	(6,636)	(16,327)	577	(1,611)
Realized gain (loss) on investments	(10,035)	(3,156)	(1,733)	21,101	16,943	57,582	(59,811)	(62,252)
Change in unrealized gain (loss) on investments	40,653	(108,755)	62,504	(270,718)	45,309	(362,868)	77,495	(168,143)
Reinvested capital gains	-	20,497	-	77,762	-	19,715	-	89,742

Net increase (decrease) in contract owners’ equity resulting from operations	31,121	(92,998)	67,748	(166,597)	55,616	(301,898)	18,261	(142,264)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,659	3,137	-	-	1,728	12,600	165	694
Transfers between funds	4,345	(231,987)	-	(92,223)	(21,677)	(59,572)	(32,306)	(121,245)
Redemptions (note 3)	(2,958)	(8,151)	(46,316)	(12,026)	(83,210)	(106,954)	(605)	(23,583)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(122)	(28)	(199)	(166)	(1,596)	-	(112)
Adjustments to maintain reserves	(1)	(41)	(57)	2	(22)	(85)	(21)	(2)

Net equity transactions	3,043	(237,164)	(46,401)	(104,446)	(103,347)	(155,607)	(32,767)	(144,248)

Net change in contract owners’ equity	34,164	(330,162)	21,347	(271,043)	(47,731)	(457,505)	(14,506)	(286,512)
Contract owners’ equity beginning of period	123,595	453,757	235,670	506,713	612,911	1,070,416	201,610	488,122

Contract owners’ equity end of period	$157,759	123,595	257,017	235,670	565,180	612,911	187,104	201,610

CHANGES IN UNITS:
Beginning units	17,445	42,914	20,031	26,630	70,121	84,547	27,949	43,489
Units purchased	1,660	630	-	-	2,667	1,835	122	1,567
Units redeemed	(1,232)	(26,099)	(3,167)	(6,599)	(14,505)	(16,261)	(4,862)	(17,107)

Ending units	17,873	17,445	16,864	20,031	58,283	70,121	23,209	27,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIBS		FVMOS		FQB		FQBS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$294,877	304,658	42,765	27,929	8,644,914	8,691,466	291,955	237,078
Realized gain (loss) on investments	(251,671)	(306,216)	63,058	(492,075)	(4,351,727)	(6,085,171)	(239,255)	(184,414)
Change in unrealized gain (loss) on investments	1,273,309	(1,125,283)	(100,637)	10,775	22,969,480	(19,282,293)	1,024,685	(744,969)
Reinvested capital gains	-	-	106,126	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,316,515	(1,126,841)	111,312	(453,371)	27,262,667	(16,675,998)	1,077,385	(692,305)

Equity transactions:
Purchase payments received from contract owners (note 3)	88,043	162,916	113,149	81,430	2,949,375	3,948,044	142,829	122,715
Transfers between funds	(25,340)	(441,166)	(287,918)	4,875,506	(3,406,293)	(15,349,255)	148,611	(524,514)
Redemptions (note 3)	(497,383)	(499,554)	(1,474,215)	(1,097,378)	(31,639,160)	(46,276,545)	(1,073,039)	(999,123)
Annuity benefits	(155)	(158)	-	-	(79,357)	(100,308)	(649)	(656)
Contract maintenance charges (note 2)	-	-	(73)	(34)	(2,117)	(2,325)	-	-
Contingent deferred sales charges (note 2)	(3,013)	(4,887)	(2,283)	(8,545)	(63,963)	(165,236)	(6,581)	(11,202)
Adjustments to maintain reserves	(346)	153	(131)	(717)	1,484	(9,312)	(209)	2,401

Net equity transactions	(438,194)	(782,696)	(1,651,471)	3,850,262	(32,240,031)	(57,954,937)	(789,038)	(1,410,379)

Net change in contract owners’ equity	878,321	(1,909,537)	(1,540,159)	3,396,891	(4,977,364)	(74,630,935)	288,347	(2,102,684)
Contract owners’ equity beginning of period	2,717,840	4,627,377	4,620,131	1,223,240	160,866,913	235,497,848	6,387,326	8,490,010

Contract owners’ equity end of period	$3,596,161	2,717,840	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326

CHANGES IN UNITS:
Beginning units	273,394	339,327	469,126	121,945	12,428,184	16,768,928	606,570	733,237
Units purchased	41,843	108,880	687,721	1,281,853	2,509,896	4,366,048	95,819	46,338
Units redeemed	(72,803)	(174,813)	(844,604)	(934,672)	(4,842,641)	(8,706,792)	(164,212)	(173,005)

Ending units	242,434	273,394	312,243	469,126	10,095,439	12,428,184	538,177	606,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FC2		FVSS2		FCS		FNRS2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(69,922)	(169,945)	(16,308)	(25,170)	449,126	(2,093,641)	(207,409)	(533,285)
Realized gain (loss) on investments	(367,177)	524,483	(423,541)	(254,427)	(9,349,615)	17,813,085	(8,994,144)	(2,589,591)
Change in unrealized gain (loss) on investments	3,402,497	(9,186,346)	918,885	(1,338,765)	112,944,656	(342,025,884)	17,283,512	(27,519,089)
Reinvested capital gains	2,859	482,988	-	426,394	95,326	18,511,927	-	1,407,632

Net increase (decrease) in contract owners’ equity resulting from operations	2,968,257	(8,348,820)	479,036	(1,191,968)	104,139,493	(307,794,513)	8,081,959	(29,234,333)

Equity transactions:
Purchase payments received from contract owners (note 3)	134,795	65,285	34,220	5,602	7,557,503	13,166,368	608,783	1,399,448
Transfers between funds	(279,751)	(632,630)	(121,310)	(261,324)	(16,322,870)	(49,376,712)	428,099	8,143,964
Redemptions (note 3)	(1,066,233)	(2,029,992)	(187,669)	(178,582)	(56,833,341)	(116,263,512)	(3,060,662)	(7,460,632)
Annuity benefits	(5,075)	(7,115)	-	-	(231,824)	(362,496)	(9,619)	(29,084)
Contract maintenance charges (note 2)	-	-	-	-	(13,111)	(25,000)	(1,232)	(1,185)
Contingent deferred sales charges (note 2)	(7,089)	(23,673)	(1,593)	(1,796)	(141,459)	(354,218)	(12,136)	(29,743)
Adjustments to maintain reserves	(110)	37	(68)	(13)	495	23,573	(1,163)	2,194

Net equity transactions	(1,223,463)	(2,628,088)	(276,420)	(436,113)	(65,984,607)	(153,191,997)	(2,047,930)	2,024,962

Net change in contract owners’ equity	1,744,794	(10,976,908)	202,616	(1,628,081)	38,154,886	(460,986,510)	6,034,029	(27,209,371)
Contract owners’ equity beginning of period	9,825,333	20,802,241	1,006,487	2,634,568	354,689,011	815,675,521	20,188,381	47,397,752

Contract owners’ equity end of period	$11,570,127	9,825,333	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381

CHANGES IN UNITS:
Beginning units	983,215	1,171,503	137,880	172,687	25,997,531	34,126,179	3,165,031	3,230,157
Units purchased	47,702	56,044	14,581	4,664	2,629,810	4,747,398	1,806,123	3,983,629
Units redeemed	(159,409)	(244,332)	(45,040)	(39,471)	(7,246,469)	(12,876,046)	(2,088,331)	(4,048,755)

Ending units	871,508	983,215	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIS		FEI2		FF10S		FF10S2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,518,653	4,212,550	12,658	29,913	203,459	159,464	612	381
Realized gain (loss) on investments	(21,060,117)	(3,024,534)	(676,225)	187,703	(1,238,428)	(893,044)	(1,391)	617
Change in unrealized gain (loss) on investments	82,099,875	(236,726,233)	2,316,109	(6,308,647)	2,605,255	(2,834,252)	4,898	(9,661)
Reinvested capital gains	-	514,978	-	12,641	66,383	397,980	186	1,188

Net increase (decrease) in contract owners’ equity resulting from operations	63,558,411	(235,023,239)	1,652,542	(6,078,390)	1,636,669	(3,169,852)	4,305	(7,475)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,703,525	8,640,362	54,387	100,407	129,372	137,029	5,325	13,472
Transfers between funds	(11,638,804)	(43,293,206)	(334,236)	(588,782)	16,418	5,538,244	-	(10,109)
Redemptions (note 3)	(45,284,274)	(100,584,300)	(870,048)	(1,556,124)	(1,512,357)	(2,752,654)	(3,552)	(4,362)
Annuity benefits	(128,796)	(185,994)	-	-	(3,025)	(3,588)	(2,514)	(3,516)
Contract maintenance charges (note 2)	(5,514)	(9,106)	-	-	(112)	(112)	-	(1)
Contingent deferred sales charges (note 2)	(105,757)	(259,592)	(6,326)	(18,948)	(1,212)	(9,257)	-	-
Adjustments to maintain reserves	(6,861)	23,002	(257)	(58)	(193)	(128)	(7)	259

Net equity transactions	(51,466,481)	(135,668,834)	(1,156,480)	(2,063,505)	(1,371,109)	2,909,534	(748)	(4,257)

Net change in contract owners’ equity	12,091,930	(370,692,073)	496,062	(8,141,895)	265,560	(260,318)	3,557	(11,732)
Contract owners’ equity beginning of period	267,087,287	637,779,360	7,081,339	15,223,234	8,055,568	8,315,886	22,292	34,024

Contract owners’ equity end of period	$279,179,217	267,087,287	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292

CHANGES IN UNITS:
Beginning units	26,543,981	36,071,966	912,834	1,101,407	949,001	717,498	2,431	2,743
Units purchased	2,748,863	4,868,023	39,013	66,399	368,621	863,436	516	1,204
Units redeemed	(7,825,027)	(14,396,008)	(185,419)	(254,972)	(511,725)	(631,933)	(620)	(1,516)

Ending units	21,467,817	26,543,981	766,428	912,834	805,897	949,001	2,327	2,431

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF20S		FF20S2		FF30S		FF30S2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$130,120	93,653	2,435	1,031	31,760	34,343	1,590	2,317
Realized gain (loss) on investments	(1,193,894)	(432,585)	(3,843)	(474)	(657,992)	(152,920)	(28,930)	(27,824)
Change in unrealized gain (loss) on investments	2,282,203	(2,482,108)	27,269	(33,780)	1,311,464	(1,629,441)	107,454	(190,095)
Reinvested capital gains	72,898	358,206	1,260	3,596	37,534	228,388	4,464	26,641

Net increase (decrease) in contract owners’ equity resulting from operations	1,291,327	(2,462,834)	27,121	(29,627)	722,766	(1,519,630)	84,578	(188,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	555,955	345,824	58,655	64,998	412,910	574,791	18,750	-
Transfers between funds	1,171,251	2,234,200	-	-	296,988	(78,431)	-	184,744
Redemptions (note 3)	(1,778,574)	(1,508,109)	(3,330)	(1,914)	(480,995)	(226,412)	(15,312)	(54,174)
Annuity benefits	(6,127)	(7,756)	(6,111)	(6,148)	-	-	(20,830)	(27,673)
Contract maintenance charges (note 2)	(1,013)	(629)	-	(2)	(1,831)	(887)	-	(5)
Contingent deferred sales charges (note 2)	(8,648)	(7,089)	-	-	(8,861)	(3,201)	-	-
Adjustments to maintain reserves	(237)	(105)	39	540	(134)	(59)	47	1,232

Net equity transactions	(67,393)	1,056,336	49,253	57,474	218,077	265,801	(17,345)	104,124

Net change in contract owners’ equity	1,223,934	(1,406,498)	76,374	27,847	940,843	(1,253,829)	67,233	(84,837)
Contract owners’ equity beginning of period	5,227,509	6,634,007	71,695	43,848	2,371,508	3,625,337	292,303	377,140

Contract owners’ equity end of period	$6,451,443	5,227,509	148,069	71,695	3,312,351	2,371,508	359,536	292,303

CHANGES IN UNITS:
Beginning units	670,911	561,279	8,292	3,382	329,992	301,314	35,261	27,932
Units purchased	334,671	504,980	6,477	5,622	168,081	168,857	2,373	16,127
Units redeemed	(345,199)	(395,348)	(1,044)	(712)	(140,674)	(140,179)	(4,070)	(8,798)

Ending units	660,383	670,911	13,725	8,292	357,399	329,992	33,564	35,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGOS		FGS		FG2		FHIS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(142,042)	(291,007)	(1,248,715)	(1,441,040)	(46,062)	(62,627)	3,915,354	5,570,251
Realized gain (loss) on investments	(1,283,016)	1,561,148	1,146,420	19,074,895	(17,209)	325,393	(6,426,537)	(5,039,902)
Change in unrealized gain (loss) on investments	9,078,300	(28,851,921)	37,767,384	(188,540,707)	699,170	(3,061,729)	24,264,875	(23,551,722)
Reinvested capital gains	-	-	135,846	-	2,341	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,653,242	(27,581,780)	37,800,935	(170,906,852)	638,240	(2,798,963)	21,753,692	(23,021,373)

Equity transactions:
Purchase payments received from contract owners (note 3)	607,535	859,080	4,923,811	6,532,243	42,834	15,524	405,054	327,535
Transfers between funds	(430,007)	(884,140)	(7,586,619)	(32,372,231)	(118,867)	358,839	(4,295,463)	(13,012,388)
Redemptions (note 3)	(3,500,957)	(8,708,883)	(27,523,069)	(67,408,379)	(484,433)	(641,298)	(11,651,175)	(22,341,873)
Annuity benefits	(610)	(2,789)	(66,999)	(124,996)	-	-	(30,048)	(38,660)
Contract maintenance charges (note 2)	(392)	(1,255)	(8,961)	(16,062)	-	-	(933)	(2,073)
Contingent deferred sales charges (note 2)	(7,078)	(13,083)	(63,986)	(157,310)	(2,063)	(10,663)	(18,388)	(41,792)
Adjustments to maintain reserves	(1,480)	45	(39,191)	(3,613)	(85)	(32)	(2,732)	857

Net equity transactions	(3,332,989)	(8,751,025)	(30,365,014)	(93,550,348)	(562,614)	(277,630)	(15,593,685)	(35,108,394)

Net change in contract owners’ equity	4,320,253	(36,332,805)	7,435,921	(264,457,200)	75,626	(3,076,593)	6,160,007	(58,129,767)
Contract owners’ equity beginning of period	19,212,604	55,545,409	164,010,989	428,468,189	2,846,744	5,923,337	58,588,167	116,717,934

Contract owners’ equity end of period	$23,532,857	19,212,604	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167

CHANGES IN UNITS:
Beginning units	3,325,249	4,293,709	18,900,121	25,956,718	418,764	450,197	7,073,592	10,440,891
Units purchased	283,300	1,068,057	1,596,266	3,363,809	19,031	66,431	280,336	879,789
Units redeemed	(784,860)	(2,036,517)	(5,008,209)	(10,420,406)	(96,073)	(97,864)	(1,866,647)	(4,247,088)

Ending units	2,823,689	3,325,249	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHISR		FIGBS		FMCS		FMC2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,705,280	1,627,213	4,988,563	1,960,251	(150,203)	(321,442)	(115,031)	(196,933)
Realized gain (loss) on investments	(2,907,003)	(3,985,547)	92,206	(776,301)	(3,751,495)	(3,994,033)	(266,661)	772,748
Change in unrealized gain (loss) on investments	12,952,030	(3,827,678)	3,537,944	(4,238,529)	13,063,566	(19,917,178)	2,947,511	(8,622,741)
Reinvested capital gains	-	-	280,887	53,666	166,121	5,975,426	41,280	2,176,437

Net increase (decrease) in contract owners’ equity resulting from operations	12,750,307	(6,186,012)	8,899,600	(3,000,913)	9,327,989	(18,257,227)	2,607,099	(5,870,489)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,481,323	1,196,954	1,239,489	1,490,364	714,233	1,425,458	213,947	141,450
Transfers between funds	13,592,533	5,472,674	26,837,411	5,196,393	6,761,487	4,330,878	(594,628)	(865,828)
Redemptions (note 3)	(8,605,629)	(6,203,185)	(12,122,959)	(15,296,977)	(4,806,391)	(6,463,959)	(991,418)	(1,326,949)
Annuity benefits	-	-	(89,688)	(114,537)	(247)	(223)	(82,092)	(122,619)
Contract maintenance charges (note 2)	(255)	(227)	(2,193)	(1,962)	(1,207)	(1,119)	-	(48)
Contingent deferred sales charges (note 2)	(18,567)	(18,174)	(23,763)	(50,881)	(17,890)	(29,125)	(4,752)	(17,224)
Adjustments to maintain reserves	13,542	(292)	(2,203)	5,414	(1,012)	999	(135)	3,926

Net equity transactions	6,462,947	447,750	15,836,094	(8,772,186)	2,648,973	(737,091)	(1,459,078)	(2,187,292)

Net change in contract owners’ equity	19,213,254	(5,738,262)	24,735,694	(11,773,099)	11,976,962	(18,994,318)	1,148,021	(8,057,781)
Contract owners’ equity beginning of period	24,447,258	30,185,520	54,834,387	66,607,486	24,920,107	43,914,425	7,852,247	15,910,028

Contract owners’ equity end of period	$43,660,512	24,447,258	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247

CHANGES IN UNITS:
Beginning units	3,359,844	3,077,761	4,984,533	5,743,749	3,606,217	3,720,767	562,586	688,268
Units purchased	5,211,288	5,259,682	4,195,848	2,655,637	1,961,305	2,476,807	27,999	32,714
Units redeemed	(4,358,692)	(4,977,599)	(2,826,573)	(3,414,853)	(1,639,391)	(2,591,357)	(127,224)	(158,396)

Ending units	4,212,440	3,359,844	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOS		FO2R		FOSR		FVSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$192,343	455,400	1,809	21,140	322,873	739,962	(86,123)	(128,980)
Realized gain (loss) on investments	(818,682)	2,615,156	(159,778)	718,588	(2,918,825)	2,547,449	(10,648,667)	(4,292,902)
Change in unrealized gain (loss) on investments	5,401,185	(28,627,790)	1,198,551	(6,814,774)	10,854,503	(52,561,281)	16,182,156	(13,916,186)
Reinvested capital gains	69,697	4,945,362	16,122	1,139,337	126,166	9,580,938	-	5,056,892

Net increase (decrease) in contract owners’ equity resulting from operations	4,844,543	(20,611,872)	1,056,704	(4,935,709)	8,384,717	(39,692,932)	5,447,366	(13,281,176)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,780	187,048	16,923	39,091	976,482	1,681,227	564,622	500,371
Transfers between funds	(1,372,725)	(1,336,215)	(269,050)	(390,493)	(2,322,278)	(7,164,512)	1,576,674	(4,396,007)
Redemptions (note 3)	(3,143,138)	(8,074,947)	(605,831)	(977,083)	(6,663,567)	(13,862,852)	(2,292,687)	(4,139,516)
Annuity benefits	(9,857)	(18,208)	(141)	(196)	(45,500)	(56,302)	(12,462)	(22,982)
Contract maintenance charges (note 2)	(150)	(770)	-	-	(1,332)	(1,550)	(674)	(763)
Contingent deferred sales charges (note 2)	(2,911)	(9,197)	(3,045)	(9,300)	(24,426)	(62,610)	(6,887)	(21,438)
Adjustments to maintain reserves	(571)	2,275	99	1,964	(844)	2,596	(833)	3,619

Net equity transactions	(4,400,572)	(9,250,014)	(861,045)	(1,336,017)	(8,081,465)	(19,464,003)	(172,247)	(8,076,716)

Net change in contract owners’ equity	443,971	(29,861,886)	195,659	(6,271,726)	303,252	(59,156,935)	5,275,119	(21,357,892)
Contract owners’ equity beginning of period	22,941,478	52,803,364	5,160,996	11,432,722	41,975,734	101,132,669	10,800,856	32,158,748

Contract owners’ equity end of period	$23,385,449	22,941,478	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856

CHANGES IN UNITS:
Beginning units	2,082,989	2,660,164	503,679	614,490	3,829,152	5,132,023	1,388,196	1,995,932
Units purchased	31,386	213,270	21,782	53,817	617,845	1,017,722	1,312,113	358,554
Units redeemed	(416,746)	(790,445)	(103,857)	(164,628)	(1,372,514)	(2,320,593)	(1,372,219)	(966,290)

Ending units	1,697,629	2,082,989	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRD2		FTVSV2		FTVDM3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,716,316	2,347,439	(397)	2,478	57,997	4,042	155,824	185,370
Realized gain (loss) on investments	(3,933,797)	(3,927,872)	(28,427)	6,041	(3,972,025)	(5,763,259)	(3,560,166)	(2,685,224)
Change in unrealized gain (loss) on investments	13,010,258	(17,396,908)	114,005	(292,640)	6,859,070	(3,889,596)	8,512,987	(8,166,063)
Reinvested capital gains	-	1,248,095	-	7,040	625,297	1,492,261	24,970	2,366,707

Net increase (decrease) in contract owners’ equity resulting from operations	11,792,777	(17,729,246)	85,181	(277,081)	3,570,339	(8,156,552)	5,133,615	(8,299,210)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,008,436	1,594,129	(31)	(153)	508,366	605,751	511,146	341,295
Transfers between funds	9,095,924	3,260,697	(19,582)	(63,674)	1,224,615	8,331,848	5,581,512	(8,959,556)
Redemptions (note 3)	(6,127,284)	(13,272,437)	(25,991)	(50,321)	(2,530,556)	(3,090,755)	(1,958,810)	(2,348,529)
Annuity benefits	(66,936)	(72,030)	(48,432)	(70,372)	(31,176)	(41,821)	(17,499)	(22,802)
Contract maintenance charges (note 2)	(560)	(559)	(3)	(45)	(505)	(277)	(254)	(209)
Contingent deferred sales charges (note 2)	(11,631)	(26,997)	(285)	(1,546)	(6,238)	(13,304)	(3,132)	(9,414)
Adjustments to maintain reserves	(815)	2,871	27	4,661	(170)	2,283	(490)	1,273

Net equity transactions	3,897,134	(8,514,326)	(94,297)	(181,450)	(835,664)	5,793,725	4,112,473	(10,997,942)

Net change in contract owners’ equity	15,689,911	(26,243,572)	(9,116)	(458,531)	2,734,675	(2,362,827)	9,246,088	(19,297,152)
Contract owners’ equity beginning of period	34,432,052	60,675,624	662,345	1,120,876	14,808,726	17,171,553	5,085,582	24,382,734

Contract owners’ equity end of period	$50,121,963	34,432,052	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582

CHANGES IN UNITS:
Beginning units	4,245,169	5,243,133	74,256	90,220	2,135,224	1,615,021	746,789	1,629,698
Units purchased	2,111,337	2,770,029	872	596	1,237,657	3,120,705	1,171,780	564,552
Units redeemed	(1,746,640)	(3,767,993)	(11,776)	(16,560)	(1,365,120)	(2,600,502)	(638,827)	(1,447,461)

Ending units	4,609,866	4,245,169	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF2		TIF3		FTVGI3		FTVFA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,172	674	249,874	210,114	5,589,508	1,231,132	53,698	24,429
Realized gain (loss) on investments	(4,239)	7,706	(5,330,269)	(938,218)	601,497	1,289,935	(75,983)	(112,861)
Change in unrealized gain (loss) on investments	10,892	(48,524)	7,064,420	(7,688,911)	783,873	(1,091,876)	503,967	(96,307)
Reinvested capital gains	2,020	6,350	434,845	1,445,923	-	-	-	28,167

Net increase (decrease) in contract owners’ equity resulting from operations	9,845	(33,794)	2,418,870	(6,971,092)	6,974,878	1,429,191	481,682	(156,572)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	244,047	521,952	870,556	1,292,654	169,135	23,564
Transfers between funds	(19,000)	(9,283)	188,397	4,071,162	7,541,975	14,320,636	1,886,224	1,190,706
Redemptions (note 3)	-	(112)	(1,352,397)	(2,620,193)	(8,487,057)	(7,902,089)	(207,634)	(34,830)
Annuity benefits	(5,216)	(14,470)	(21,559)	(33,129)	(17,624)	(15,726)	(1,535)	-
Contract maintenance charges (note 2)	-	-	(621)	(797)	(595)	(287)	(11)	(1)
Contingent deferred sales charges (note 2)	-	-	(4,179)	(13,459)	(18,059)	(17,849)	(349)	(268)
Adjustments to maintain reserves	402	806	2,839	988	(710)	270	(75)	(8)

Net equity transactions	(23,814)	(23,059)	(943,473)	1,926,524	(111,514)	7,677,609	1,845,755	1,179,163

Net change in contract owners’ equity	(13,969)	(56,853)	1,475,397	(5,044,568)	6,863,364	9,106,800	2,327,437	1,022,591
Contract owners’ equity beginning of period	45,418	102,271	9,661,133	14,705,701	42,251,539	33,144,739	1,022,591	-

Contract owners’ equity end of period	$31,449	45,418	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591

CHANGES IN UNITS:
Beginning units	4,144	5,496	1,248,884	1,094,763	3,465,329	2,850,554	152,212	-
Units purchased	46	64	795,098	925,782	1,834,558	3,628,953	326,533	256,373
Units redeemed	(2,069)	(1,416)	(961,500)	(771,661)	(1,862,390)	(3,014,178)	(86,520)	(104,161)

Ending units	2,121	4,144	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMGP		AMINS		AMCG		AMTP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(255,906)	(402,306)	(11,899)	(82,313)	(441,523)	(1,287,791)	(319,640)	(636,157)
Realized gain (loss) on investments	1,490,078	7,600,226	(915,404)	(2,028,868)	2,438,296	14,345,893	(48,266,083)	(4,953,512)
Change in unrealized gain (loss) on investments	3,597,567	(35,517,706)	1,231,409	(261,229)	5,956,056	(73,525,161)	63,903,225	(66,411,465)
Reinvested capital gains	-	2,150,220	-	91	-	-	48,357	13,838,171

Net increase (decrease) in contract owners’ equity resulting from operations	4,831,739	(26,169,566)	304,106	(2,372,319)	7,952,829	(60,467,059)	15,365,859	(58,162,963)

Equity transactions:
Purchase payments received from contract owners (note 3)	490,119	1,020,657	9,729	313,130	1,009,391	2,212,863	696,391	1,519,919
Transfers between funds	(40,111,750)	(3,114,685)	(1,773,116)	(8,174,807)	(68,841,092)	(11,247,612)	(56,709,043)	(7,231,103)
Redemptions (note 3)	(3,934,940)	(13,026,487)	(133,599)	(1,104,524)	(6,190,490)	(24,788,653)	(4,533,482)	(19,753,050)
Annuity benefits	(4,786)	(11,062)	(754)	(2,028)	(12,786)	(27,946)	(3,301)	(9,649)
Contract maintenance charges (note 2)	(497)	(1,455)	(47)	(438)	(1,290)	(3,812)	(964)	(2,047)
Contingent deferred sales charges (note 2)	(5,912)	(32,324)	(1,003)	(8,612)	(17,860)	(56,717)	(10,313)	(49,624)
Adjustments to maintain reserves	(1,493)	625	(282)	(1,946)	(146,605)	512	3,646	297

Net equity transactions	(43,569,259)	(15,164,731)	(1,899,072)	(8,979,225)	(74,200,732)	(33,911,365)	(60,557,066)	(25,525,257)

Net change in contract owners’ equity	(38,737,520)	(41,334,297)	(1,594,966)	(11,351,544)	(66,247,903)	(94,378,424)	(45,191,207)	(83,688,220)
Contract owners’ equity beginning of period	39,020,339	80,354,636	1,594,966	12,946,510	66,627,966	161,006,390	45,700,168	129,388,388

Contract owners’ equity end of period	$282,819	39,020,339	-	1,594,966	380,063	66,627,966	508,961	45,700,168

CHANGES IN UNITS:
Beginning units	3,174,895	4,032,425	266,109	1,121,173	4,899,483	6,698,477	5,238,503	7,015,661
Units purchased	268,648	746,054	57,193	345,137	270,584	796,262	1,028,680	1,713,452
Units redeemed	(3,418,617)	(1,603,584)	(323,302)	(1,200,201)	(5,142,946)	(2,595,256)	(6,218,154)	(3,490,610)

Ending units	24,926	3,174,895	-	266,109	27,121	4,899,483	49,029	5,238,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMRS		AMFAS		AMSRS		OVCAFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(20,119)	(12,266)	(17,378)	(23,803)	32,115	(16,865)	(57,958)	(91,399)
Realized gain (loss) on investments	(1,711,142)	(579,464)	(411,072)	(541,687)	(940,646)	227,961	90,471	315,345
Change in unrealized gain (loss) on investments	2,204,244	(1,680,926)	668,003	(463,129)	1,734,978	(3,897,532)	1,112,075	(3,066,026)
Reinvested capital gains	47	8,072	-	51,557	-	382,045	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,030	(2,264,584)	239,553	(977,062)	826,447	(3,304,391)	1,144,588	(2,842,080)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,274	143,591	96,002	9,231	39,954	478,547	30,340	45,363
Transfers between funds	(2,580,828)	(665,957)	392,183	446,549	(192,882)	(9,088,330)	(122,246)	(341,802)
Redemptions (note 3)	(298,953)	(648,629)	(279,741)	(163,646)	(522,286)	(2,387,418)	(521,700)	(449,085)
Annuity benefits	(3,864)	(21,794)	(3,247)	(4,330)	(5,382)	(8,095)	(437)	(571)
Contract maintenance charges (note 2)	(75)	(227)	(17)	(26)	(298)	(952)	-	-
Contingent deferred sales charges (note 2)	(613)	(4,134)	(1,413)	(1,834)	(1,255)	(11,422)	(2,179)	(4,782)
Adjustments to maintain reserves	268	117	(135)	46	(336)	339	(540)	6,090

Net equity transactions	(2,879,791)	(1,197,033)	203,632	285,990	(682,485)	(11,017,331)	(616,762)	(744,787)

Net change in contract owners’ equity	(2,406,761)	(3,461,617)	443,185	(691,072)	143,962	(14,321,722)	527,826	(3,586,867)
Contract owners’ equity beginning of period	2,410,952	5,872,569	1,069,201	1,760,273	3,430,085	17,751,807	3,027,129	6,613,996

Contract owners’ equity end of period	$4,191	2,410,952	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129

CHANGES IN UNITS:
Beginning units	408,423	536,697	150,345	138,132	389,079	1,195,809	441,461	515,617
Units purchased	701,280	168,587	183,747	534,763	70,255	357,286	17,024	25,606
Units redeemed	(1,109,281)	(296,861)	(145,002)	(522,550)	(144,005)	(1,164,016)	(92,203)	(99,762)

Ending units	422	408,423	189,090	150,345	315,329	389,079	366,282	441,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGR		OVGS3		OVGS		OVGSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,088,150)	(2,312,922)	1,021,135	594,330	778,031	494,008	5,276	(23,786)
Realized gain (loss) on investments	3,283,907	19,599,369	(4,202,394)	5,280,326	3,057,837	14,101,095	209,682	460,253
Change in unrealized gain (loss) on investments	45,618,716	(140,675,586)	31,249,377	(89,026,528)	15,888,598	(76,182,265)	669,885	(3,067,304)
Reinvested capital gains	-	-	2,040,532	10,452,940	1,477,876	7,978,626	67,718	330,617

Net increase (decrease) in contract owners’ equity resulting from operations	47,814,473	(123,389,139)	30,108,650	(72,698,932)	21,202,342	(53,608,536)	952,561	(2,300,220)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,415,732	5,450,845	2,543,148	4,626,918	304,568	472,201	-	(33)
Transfers between funds	(8,561,844)	(20,775,362)	(6,027,544)	(16,024,052)	(5,094,575)	(13,108,614)	(132,383)	(308,049)
Redemptions (note 3)	(24,301,499)	(48,537,324)	(14,539,441)	(25,564,616)	(10,859,159)	(21,683,275)	(608,367)	(680,342)
Annuity benefits	(94,474)	(161,008)	(45,697)	(55,153)	(34,351)	(58,175)	(2,448)	(3,240)
Contract maintenance charges (note 2)	(5,494)	(9,255)	(3,871)	(4,272)	(750)	(1,503)	-	-
Contingent deferred sales charges (note 2)	(58,902)	(186,629)	(55,738)	(137,186)	(13,450)	(64,599)	(2,804)	(6,120)
Adjustments to maintain reserves	(10,895)	11,727	(3,179)	1,963	(4,794)	24,085	(145)	12

Net equity transactions	(29,617,376)	(64,207,006)	(18,132,322)	(37,156,398)	(15,702,511)	(34,419,880)	(746,147)	(997,772)

Net change in contract owners’ equity	18,197,097	(187,596,145)	11,976,328	(109,855,330)	5,499,831	(88,028,416)	206,414	(3,297,992)
Contract owners’ equity beginning of period	127,810,291	315,406,436	91,896,614	201,751,944	66,164,683	154,193,099	2,984,092	6,282,084

Contract owners’ equity end of period	$146,007,388	127,810,291	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092

CHANGES IN UNITS:
Beginning units	12,747,789	17,017,191	6,681,809	8,674,031	7,350,485	9,761,653	299,786	370,311
Units purchased	1,371,508	2,153,920	883,118	1,430,106	517,075	1,073,574	-	468
Units redeemed	(3,957,767)	(6,423,322)	(2,102,355)	(3,422,328)	(1,968,169)	(3,484,742)	(65,746)	(70,993)

Ending units	10,161,530	12,747,789	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVHI3		OVHI		OVHIS		OVGI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(17,897)	80,426	(1,622)	53,252	(297)	5,896	982,809	888,401
Realized gain (loss) on investments	(533,695)	(1,182,350)	(123,303)	(187,758)	(11,633)	(5,963)	(915,631)	5,751,651
Change in unrealized gain (loss) on investments	983,470	(606,013)	149,471	(485,159)	17,230	(90,139)	27,014,066	(110,502,352)
Reinvested capital gains	-	-	-	-	-	-	-	13,739,122

Net increase (decrease) in contract owners’ equity resulting from operations	431,878	(1,707,937)	24,546	(619,665)	5,300	(90,206)	27,081,244	(90,123,178)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,767	48,027	-	-	-	-	2,222,999	4,415,785
Transfers between funds	1,933,160	481,048	(19,456)	(386,775)	-	(2,247)	(5,749,670)	(17,806,428)
Redemptions (note 3)	(561,837)	(243,386)	(9,824)	(214,453)	(899)	(2,906)	(19,573,950)	(47,832,085)
Annuity benefits	-	-	-	-	(1,851)	(10,086)	(55,790)	(82,922)
Contract maintenance charges (note 2)	(14)	(18)	(12)	(37)	-	(1)	(3,216)	(5,337)
Contingent deferred sales charges (note 2)	(383)	(1,208)	(97)	(452)	-	-	(60,067)	(135,484)
Adjustments to maintain reserves	(65)	(7,460)	(61)	(74)	24	760	(17,203)	14,057

Net equity transactions	1,404,628	277,003	(29,450)	(601,791)	(2,726)	(14,480)	(23,236,897)	(61,432,414)

Net change in contract owners’ equity	1,836,506	(1,430,934)	(4,904)	(1,221,456)	2,574	(104,686)	3,844,347	(151,555,592)
Contract owners’ equity beginning of period	322,010	1,752,944	128,455	1,349,911	23,306	127,992	120,383,769	271,939,361

Contract owners’ equity end of period	$2,158,516	322,010	123,551	128,455	25,880	23,306	124,228,116	120,383,769

CHANGES IN UNITS:
Beginning units	160,909	182,957	58,162	128,274	9,322	10,820	13,429,592	18,473,644
Units purchased	1,487,261	502,308	3,986	11,358	-	98	1,191,059	2,538,411
Units redeemed	(788,821)	(524,356)	(16,747)	(81,470)	(1,008)	(1,596)	(3,723,246)	(7,582,463)

Ending units	859,349	160,909	45,401	58,162	8,314	9,322	10,897,405	13,429,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGIS		OVSC		OVSCS		OVAG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,261)	(24,043)	(22,325)	(60,813)	(924)	(1,645)	(588,808)	(1,092,629)
Realized gain (loss) on investments	(32,191)	444,822	(1,684,312)	(2,083,901)	(6,232)	(2,631)	(2,298,344)	5,752,427
Change in unrealized gain (loss) on investments	738,143	(3,775,931)	4,800,249	(2,608,008)	53,849	(90,807)	17,451,483	(62,520,126)
Reinvested capital gains	-	445,757	-	529,052	-	9,017	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	701,691	(2,909,395)	3,093,612	(4,223,670)	46,693	(86,066)	14,564,331	(57,860,328)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,424	14,913	173,142	332,531	2,190	11,353	2,252,617	3,394,926
Transfers between funds	(132,545)	(1,686,932)	1,019,428	211,367	-	44,261	(2,811,785)	(6,661,217)
Redemptions (note 3)	(353,519)	(897,400)	(1,304,821)	(1,829,940)	(7,254)	(9,463)	(8,256,397)	(21,499,313)
Annuity benefits	-	-	(61)	-	(7,810)	(9,663)	(4,271)	(8,655)
Contract maintenance charges (note 2)	-	-	(533)	(589)	-	(4)	(4,440)	(9,098)
Contingent deferred sales charges (note 2)	(793)	(9,749)	(3,268)	(8,795)	-	-	(31,941)	(61,891)
Adjustments to maintain reserves	(80)	(38)	7,637	(75)	(43)	670	(1,706)	10,659

Net equity transactions	(474,513)	(2,579,206)	(108,476)	(1,295,501)	(12,917)	37,154	(8,857,923)	(24,834,589)

Net change in contract owners’ equity	227,178	(5,488,601)	2,985,136	(5,519,171)	33,776	(48,912)	5,706,408	(82,694,917)
Contract owners’ equity beginning of period	3,018,113	8,506,714	5,836,724	11,355,895	141,006	189,918	53,231,517	135,926,434

Contract owners’ equity end of period	$3,245,291	3,018,113	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517

CHANGES IN UNITS:
Beginning units	391,338	664,432	954,905	1,108,657	15,897	13,112	6,695,313	8,636,413
Units purchased	6,355	8,508	2,808,481	887,546	267	4,421	536,283	1,162,852
Units redeemed	(63,020)	(281,602)	(2,690,293)	(1,041,298)	(1,582)	(1,636)	(1,588,884)	(3,103,952)

Ending units	334,673	391,338	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSBS		PMVRRA		SBLD		SBLJ

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(62,792)	207,884	14,026	15,818	(2,122)	(2,099)	(776)	(643)
Realized gain (loss) on investments	(54,957)	132,649	(19,655)	11,168	(16,029)	1,564	(17,512)	(1,928)
Change in unrealized gain (loss) on investments	702,990	(1,363,229)	87,656	(106,613)	55,934	(94,274)	42,373	(25,537)
Reinvested capital gains	3,096	75,957	28,923	1,088	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	588,337	(946,739)	110,950	(78,539)	37,783	(94,809)	24,085	(28,108)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,774	35,338	121,975	79,283	68,676	74,670	12,437	10,959
Transfers between funds	377,278	83,579	136,621	655,738	32,121	12,940	26,590	17,007
Redemptions (note 3)	(639,066)	(1,477,226)	(260,891)	(241,904)	(92,898)	(17,444)	(9,279)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(139)	-	(73)	-	(15)
Contingent deferred sales charges (note 2)	(4,748)	(13,762)	(1,244)	(290)	(338)	(33)	(16)	-
Adjustments to maintain reserves	(79)	(94)	90	(17,553)	(13)	75	(11)	3

Net equity transactions	(200,841)	(1,372,165)	(3,449)	475,135	7,548	70,135	29,721	27,954

Net change in contract owners’ equity	387,496	(2,318,904)	107,501	396,596	45,331	(24,674)	53,806	(154)
Contract owners’ equity beginning of period	4,170,962	6,489,866	675,187	278,591	166,288	190,962	59,995	60,149

Contract owners’ equity end of period	$4,558,458	4,170,962	782,688	675,187	211,619	166,288	113,801	59,995

CHANGES IN UNITS:
Beginning units	346,353	452,665	66,141	25,083	21,833	15,283	11,088	6,602
Units purchased	71,668	96,556	25,251	120,057	7,595	8,384	9,047	113,712
Units redeemed	(92,686)	(202,868)	(25,867)	(78,999)	(5,947)	(1,834)	(5,358)	(109,226)

Ending units	325,335	346,353	65,525	66,141	23,481	21,833	14,777	11,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLN		SBLO		SBLP		SBLQ
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,307)	(1,317)	(7,898)	(4,811)	(3,000)	(2,542)	(6,516)	(6,630)
Realized gain (loss) on investments	(6,344)	(6,462)	(160,114)	(25,830)	4,857	(8,704)	(24,589)	10,976
Change in unrealized gain (loss) on investments	33,614	(31,348)	366,385	(316,763)	125,917	(56,918)	287,895	(285,507)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,963	(39,127)	198,373	(347,404)	127,774	(68,164)	256,790	(281,161)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,768	25,673	134,694	330,116	29,177	40,177	165,976	233,907
Transfers between funds	23,002	33,714	(162,829)	666,343	260,761	(165,883)	(50,113)	(40,290)
Redemptions (note 3)	(42,723)	(39,407)	(292,753)	(113,418)	(101,357)	(114,947)	(134,337)	(64,448)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(60)	-	(112)	-	(36)	-	(210)
Contingent deferred sales charges (note 2)	(446)	(252)	(1,223)	(195)	(251)	(117)	(1,369)	(282)
Adjustments to maintain reserves	7	20	8	391	104	(50)	146	24

Net equity transactions	13,593	19,688	(322,103)	883,125	188,434	(240,856)	(19,697)	128,701

Net change in contract owners’ equity	39,556	(19,439)	(123,730)	535,721	316,208	(309,020)	237,093	(152,460)
Contract owners’ equity beginning of period	106,763	126,202	826,269	290,548	129,324	438,344	460,344	612,804

Contract owners’ equity end of period	$146,319	106,763	702,539	826,269	445,532	129,324	697,437	460,344

CHANGES IN UNITS:
Beginning units	12,844	10,932	117,337	25,150	17,473	40,974	64,592	52,222
Units purchased	3,590	6,345	17,942	107,433	39,615	27,490	18,276	28,955
Units redeemed	(2,265)	(4,433)	(59,438)	(15,246)	(21,922)	(50,991)	(19,417)	(16,585)

Ending units	14,169	12,844	75,841	117,337	35,166	17,473	63,451	64,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLV		SBLX		SBLY		PMVTRA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,261)	(14,386)	(307)	(154)	(230)	(78)	84,132	48,995
Realized gain (loss) on investments	(49,996)	(17,204)	(3,890)	(401)	474	(33)	32	11,203
Change in unrealized gain (loss) on investments	686,118	(458,862)	13,196	(6,050)	5,463	(1,645)	86,403	(53,680)
Reinvested capital gains	-	-	-	-	-	-	74,667	36,799

Net increase (decrease) in contract owners’ equity resulting from operations	617,861	(490,452)	8,999	(6,605)	5,707	(1,756)	245,234	43,317

Equity transactions:
Purchase payments received from contract owners (note 3)	436,511	417,178	15,367	8,777	10,853	3,843	338,183	240,889
Transfers between funds	2,979	193,590	1,023	21,316	(5,927)	6,951	872,470	1,405,182
Redemptions (note 3)	(363,987)	(185,786)	(9)	(1,346)	-	-	(767,956)	(280,053)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(481)	-	(1)	-	(4)	-	(210)
Contingent deferred sales charges (note 2)	(2,531)	(329)	(6)	(14)	(20)	-	(2,606)	(406)
Adjustments to maintain reserves	270	354	3	(1,136)	(17)	(3)	614	(11,257)

Net equity transactions	73,242	424,526	16,378	27,596	4,889	10,787	440,705	1,354,145

Net change in contract owners’ equity	691,103	(65,926)	25,377	20,991	10,596	9,031	685,939	1,397,462
Contract owners’ equity beginning of period	1,327,038	1,392,964	22,552	1,561	14,497	5,466	1,774,326	376,864

Contract owners’ equity end of period	$2,018,141	1,327,038	47,929	22,552	25,093	14,497	2,460,265	1,774,326

CHANGES IN UNITS:
Beginning units	173,469	128,838	4,010	145	2,318	545	153,732	33,848
Units purchased	48,866	108,472	4,389	4,652	2,360	1,909	117,549	270,041
Units redeemed	(36,958)	(63,841)	(2,028)	(787)	(1,633)	(136)	(82,345)	(150,157)

Ending units	185,377	173,469	6,371	4,010	3,045	2,318	188,936	153,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVGIB		ACEG2		ACC2		VYDS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$139	155	(27,336)	(32,589)	203,074	75,437	(20,849)	(54,586)
Realized gain (loss) on investments	(5,652)	(1,652)	48,582	59,155	(269,348)	756,583	(545,263)	237,135
Change in unrealized gain (loss) on investments	7,561	(10,806)	677,709	(1,239,974)	1,932,263	(7,069,165)	1,764,076	(6,019,549)
Reinvested capital gains	-	3,317	-	-	-	766,923	-	1,492,039

Net increase (decrease) in contract owners’ equity resulting from operations	2,048	(8,986)	698,955	(1,213,408)	1,865,989	(5,470,222)	1,197,964	(4,344,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	14,101	137	115,376	66,930	137,214	59,357
Transfers between funds	-	-	14,750	68,694	(736,649)	(1,120,875)	(380,749)	(487,866)
Redemptions (note 3)	(3,694)	(6,482)	(226,926)	(140,334)	(1,017,613)	(1,997,497)	(1,332,989)	(2,821,050)
Annuity benefits	-	-	-	-	(3,843)	(5,234)	-	-
Contract maintenance charges (note 2)	-	(1)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(698)	(2,201)	(3,805)	(23,576)	(1,781)	(4,645)
Adjustments to maintain reserves	6	134	(65)	(77)	(195)	94	(168)	(141)

Net equity transactions	(3,688)	(6,349)	(198,838)	(73,781)	(1,646,729)	(3,080,158)	(1,578,473)	(3,254,345)

Net change in contract owners’ equity	(1,640)	(15,335)	500,117	(1,287,189)	219,260	(8,550,380)	(380,509)	(7,599,306)
Contract owners’ equity beginning of period	12,762	28,097	1,194,326	2,481,515	8,486,235	17,036,615	5,917,748	13,517,054

Contract owners’ equity end of period	$11,122	12,762	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748

CHANGES IN UNITS:
Beginning units	1,634	2,177	207,406	215,311	1,011,292	1,281,115	691,105	975,201
Units purchased	-	16	19,105	16,826	33,093	22,265	131,376	208,181
Units redeemed	(523)	(559)	(45,187)	(24,731)	(222,676)	(292,088)	(311,789)	(492,277)

Ending units	1,111	1,634	181,324	207,406	821,709	1,011,292	510,692	691,105

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROCMC		TRBCG2		TREI2		TRLT2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(6,549)	11,459	(122,671)	(185,092)	71,768	186,838	266,836	321,897
Realized gain (loss) on investments	(100,256)	(27,171)	(5,034,040)	(239,353)	(4,553,780)	(2,315,115)	454,676	(43,469)
Change in unrealized gain (loss) on investments	383,373	(353,287)	9,395,817	(9,414,343)	7,167,373	(7,849,625)	324,300	(382,396)
Reinvested capital gains	-	72,227	-	-	-	663,399	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	276,568	(296,772)	4,239,106	(9,838,788)	2,685,361	(9,314,503)	1,045,812	(103,968)

Equity transactions:
Purchase payments received from contract owners (note 3)	243,916 234,371	218,482	454,138	278,607	559,873	166,306	154,364
Transfers between funds	(55,622)	158,218	(7,271,550)	1,316,562	(256,085)	2,938,361	(13,650,421)	12,266,312
Redemptions (note 3)	(118,000)	(127,042)	(1,478,995)	(2,794,771)	(1,985,561)	(3,122,007)	(4,112,823)	(2,390,323)
Annuity benefits	-	-	(19,212)	(19,136)	(31,659)	(45,270)	(12,281)	(18,748)
Contract maintenance charges (note 2)	-	(264)	(435)	(597)	(300)	(347)	(113)	(72)
Contingent deferred sales charges (note 2)	(1,134)	(150)	(3,109)	(8,487)	(6,219)	(6,597)	(23,323)	(10,856)
Adjustments to maintain reserves	(243)	246	(1,308)	490	85	2,319	(10,148)	853

Net equity transactions	68,917	265,379	(8,556,127)	(1,051,801)	(2,001,132)	326,332	(17,642,803)	10,001,530

Net change in contract owners’ equity	345,485	(31,393)	(4,317,021)	(10,890,589)	684,229	(8,988,171)	(16,596,991)	9,897,562
Contract owners’ equity beginning of period	436,495	467,888	11,724,474	22,615,063	14,952,887	23,941,058	16,609,578	6,712,016

Contract owners’ equity end of period	$781,980	436,495	7,407,453	11,724,474	15,637,116	14,952,887	12,587	16,609,578

CHANGES IN UNITS:
Beginning units	68,775	41,378	1,679,454	1,844,368	1,993,851	1,986,743	1,526,688	597,947
Units purchased	24,694	39,926	1,407,384	757,070	742,486	1,305,367	1,379,840	1,700,083
Units redeemed	(14,601)	(12,529)	(2,332,036)	(921,984)	(1,027,723)	(1,298,259)	(2,905,421)	(771,342)

Ending units	78,868	68,775	754,802	1,679,454	1,708,614	1,993,851	1,107	1,526,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEMR		VWEM		VWHAR		VWHA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(156,768)	(272,226)	(134,567)	(290,400)	(253,065)	(389,073)	(104,118)	(180,071)
Realized gain (loss) on investments	(7,035,063)	(11,687,014)	(3,889,732)	(222,612)	(4,167,125)	821,244	504,098	4,190,232
Change in unrealized gain (loss) on investments	17,240,733	(23,890,893)	13,681,766	(37,350,529)	17,024,224	(31,674,577)	5,264,923	(19,629,831)
Reinvested capital gains	802,362	14,938,207	1,011,248	14,422,780	140,476	8,659,750	68,964	4,230,495

Net increase (decrease) in contract owners’ equity resulting from operations	10,851,264	(20,911,926)	10,668,715	(23,440,761)	12,744,510	(22,582,656)	5,733,867	(11,389,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	434,711	526,090	185,517	191,031	685,507	635,477	145,380	643,109
Transfers between funds	5,674,959	(11,013,431)	(826,101)	(3,053,485)	4,256,490	(6,122,498)	(526,033)	(3,243,713)
Redemptions (note 3)	(2,334,969)	(5,193,517)	(1,857,279)	(5,440,456)	(3,874,821)	(10,472,526)	(1,366,300)	(5,436,976)
Annuity benefits	(57)	(1,148)	(5,546)	(23,232)	(3,252)	(5,340)	(15,624)	(22,696)
Contract maintenance charges (note 2)	(184)	(193)	(336)	(807)	(276)	(263)	(97)	(477)
Contingent deferred sales charges (note 2)	(4,724)	(10,040)	(2,459)	(6,474)	(7,385)	(18,204)	(2,052)	(5,154)
Adjustments to maintain reserves	12,989	(872)	(2,309)	(58)	5,412	(129)	(246)	10,042

Net equity transactions	3,782,725	(15,693,111)	(2,508,513)	(8,333,481)	1,061,675	(15,983,483)	(1,764,972)	(8,055,865)

Net change in contract owners’ equity	14,633,989	(36,605,037)	8,160,202	(31,774,242)	13,806,185	(38,566,139)	3,968,895	(19,445,040)
Contract owners’ equity beginning of period	8,466,091	45,071,128	10,733,960	42,508,202	22,451,017	61,017,156	11,072,002	30,517,042

Contract owners’ equity end of period	$23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

CHANGES IN UNITS:
Beginning units	785,222	1,458,468	857,455	1,160,958	1,269,810	1,841,149	540,162	800,293
Units purchased	805,519	397,496	52,428	80,526	767,187	1,063,353	28,951	70,122
Units redeemed	(575,623)	(1,070,742)	(197,246)	(384,029)	(722,880)	(1,634,692)	(95,394)	(330,253)

Ending units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		WRBP		WRBDP		WRCEP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,023,480)	(2,612,292)	503,588	(949,093)	2,998,262	(1,459,742)	(192,835)	(2,256,548)
Realized gain (loss) on investments	6,318,051	16,219,589	1,795,582	4,132,142	(1,248,237)	(1,078,327)	(6,021,980)	4,575,696
Change in unrealized gain (loss) on investments	22,928,585	(123,515,090)	3,538,066	(22,916,709)	4,745,812	1,094,768	32,181,263	(90,860,666)
Reinvested capital gains	23,828,981	20,330,014	337,991	54,179	-	-	-	5,051,921

Net increase (decrease) in contract owners’ equity resulting from operations	51,052,137	(89,577,779)	6,175,227	(19,679,481)	6,495,837	(1,443,301)	25,966,448	(83,489,597)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,438,696	5,377,135	879,789	1,060,989	1,772,278	1,914,602	2,178,634	2,556,815
Transfers between funds	20,329,943	5,322,185	(2,153,990)	(4,542,968)	4,532,194	9,419,584	(9,532,631)	(13,933,384)
Redemptions (note 3)	(34,928,884)	(37,513,143)	(9,442,029)	(13,178,441)	(20,906,230)	(20,020,161)	(19,565,660)	(26,779,210)
Annuity benefits	(31,105)	(29,755)	(11,565)	(13,424)	(33,039)	(34,272)	(12,283)	(16,425)
Contract maintenance charges (note 2)	(41)	-	-	-	-	-	-	(62)
Contingent deferred sales charges (note 2)	(110,423)	(200,721)	(37,837)	(55,474)	(60,083)	(95,223)	(54,925)	(136,604)
Adjustments to maintain reserves	(2,911)	9,690	(476)	5,820	1,953	4,056	(481)	31,734

Net equity transactions	(10,304,725)	(27,034,609)	(10,766,108)	(16,723,498)	(14,692,927)	(8,811,414)	(26,987,346)	(38,277,136)

Net change in contract owners’ equity	40,747,412	(116,612,388)	(4,590,881)	(36,402,979)	(8,197,090)	(10,254,715)	(1,020,898)	(121,766,733)
Contract owners’ equity beginning of period	228,191,907	344,804,295	62,236,246	98,639,225	118,942,653	129,197,368	137,771,365	259,538,098

Contract owners’ equity end of period	$268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

CHANGES IN UNITS:
Beginning units	12,909,693	14,390,538	5,696,020	7,103,270	8,981,987	9,744,380	18,240,906	22,343,431
Units purchased	3,277,982	5,309,278	859,958	2,212,535	2,367,326	4,843,743	2,492,907	7,115,799
Units redeemed	(3,909,321)	(6,790,123)	(1,854,396)	(3,619,785)	(3,471,812)	(5,606,136)	(6,010,440)	(11,218,324)

Ending units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRDIV		WRENG		WRGNR		WRGP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(46,425)	(431,421)	(113,104)	(139,321)	(462,391)	(40,617)	(1,192,342)	(2,865,797)
Realized gain (loss) on investments	(730,970)	1,521,989	(643,484)	422,792	(1,426,307)	2,341,583	(630,027)	8,136,002
Change in unrealized gain (loss) on investments	3,940,788	(16,387,185)	3,749,945	(7,561,825)	20,367,361	(47,372,142)	30,999,530	(105,511,623)
Reinvested capital gains	-	49,185	-	12,285	-	2,831,602	4,191,940	2,105,992
Net increase (decrease) in contract owners’ equity resulting from operations	3,163,393	(15,247,432)	2,993,357	(7,266,069)	18,478,663	(42,239,574)	33,369,101	(98,135,426)

Equity transactions:
Purchase payments received from contract owners (note 3)	291,505	999,252	155,862	626,786	917,351	1,399,957	2,312,587	2,791,705
Transfers between funds	(1,302,226)	937,874	1,212,947	4,670,150	7,323,248	1,038,331	(9,838,663)	(17,142,059)
Redemptions (note 3)	(3,158,433)	(5,352,886)	(1,181,686)	(1,292,656)	(4,631,342)	(5,942,907)	(21,678,093)	(28,097,664)
Annuity benefits	(3,398)	(4,137)	-	-	(1,849)	(2,875)	(11,694)	(14,017)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,771)	(32,063)	(3,322)	(5,433)	(13,262)	(31,610)	(80,138)	(157,182)
Adjustments to maintain reserves	(374)	(187)	(167)	(105)	(365)	(333)	(2,716)	16,409

Net equity transactions	(4,180,697)	(3,452,147)	183,634	3,998,742	3,593,781	(3,539,437)	(29,298,717)	(42,602,808)

Net change in contract owners’ equity	(1,017,304)	(18,699,579)	3,176,991	(3,267,327)	22,072,444	(45,779,011)	4,070,384	(140,738,234)
Contract owners’ equity beginning of period	24,437,327	43,136,906	7,688,769	10,956,096	24,916,168	70,695,179	151,875,121	292,613,355

Contract owners’ equity end of period	$23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

CHANGES IN UNITS:
Beginning units	2,406,092	2,699,802	1,046,875	794,716	3,038,959	3,287,167	20,570,540	25,148,472
Units purchased	434,311	1,190,088	483,019	936,240	1,378,298	1,617,833	2,610,477	7,248,335
Units redeemed	(866,227)	(1,483,798)	(466,116)	(684,081)	(1,078,751)	(1,866,041)	(6,409,913)	(11,826,267)

Ending units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRHIP		WRIP		WRI2P		WRMIC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,732,309	(472,701)	140,299	(725,665)	400,363	(249,106)	(39,050)	(59,902)
Realized gain (loss) on investments	(269,739)	(1,115,548)	2,237,652	4,363,468	(2,488,334)	(966,393)	(348,170)	2,652
Change in unrealized gain (loss) on investments	21,265,608	(16,350,585)	7,178,898	(40,979,851)	6,156,159	(14,803,484)	1,492,389	(2,860,331)
Reinvested capital gains	-	-	-	1,289,104	980,727	489,117	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,728,178	(17,938,834)	9,556,849	(36,052,944)	5,048,915	(15,529,866)	1,105,169	(2,917,581)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,463,640	1,115,645	682,556	1,077,574	170,974	447,529	55,186	110,934
Transfers between funds	11,505,322	(1,287,783)	2,497,212	(3,583,813)	858,938	(3,982,632)	516,981	(343,848)
Redemptions (note 3)	(11,473,380)	(8,958,736)	(7,419,037)	(8,097,305)	(2,821,104)	(3,474,581)	(425,994)	(459,542)
Annuity benefits	(22,216)	(15,832)	(2,623)	(4,281)	(8,731)	(7,934)	(2,255)	(4,208)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39,497)	(43,739)	(29,688)	(50,282)	(8,868)	(23,063)	(1,373)	(4,993)
Adjustments to maintain reserves	(375)	6,333	(211)	8,917	(1,232)	5,892	452	52

Net equity transactions	1,433,494	(9,184,112)	(4,271,791)	(10,649,190)	(1,810,023)	(7,034,789)	142,997	(701,605)

Net change in contract owners’ equity	28,161,672	(27,122,946)	5,285,058	(46,702,134)	3,238,892	(22,564,655)	1,248,166	(3,619,186)
Contract owners’ equity beginning of period	56,932,952	84,055,898	43,289,824	89,991,958	17,485,819	40,050,474	2,803,030	6,422,216

Contract owners’ equity end of period	$85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

CHANGES IN UNITS:
Beginning units	4,801,530	5,514,524	5,243,842	6,280,053	1,645,885	2,118,596	350,971	416,786
Units purchased	1,833,792	1,861,801	1,484,094	2,265,176	491,395	689,829	149,951	165,270
Units redeemed	(1,686,476)	(2,574,795)	(2,049,307)	(3,301,387)	(682,708)	(1,162,540)	(139,015)	(231,085)

Ending units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRMCG		WRMMP		WRMSP		WRRESP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(135,137)	(170,082)	(72,780)	429,651	254,330	(31,041)	162,567	(126,154)
Realized gain (loss) on investments	(701,518)	10,049	-	-	(293,975)	(206,578)	(2,178,321)	(544,934)
Change in unrealized gain (loss) on investments	4,902,103	(5,895,996)	-	-	436,785	(756,628)	3,576,435	(6,294,814)
Reinvested capital gains	-	175,165	-	-	-	-	-	248,914

Net increase (decrease) in contract owners’ equity resulting from operations	4,065,448	(5,880,864)	(72,780)	429,651	397,140	(994,247)	1,560,681	(6,716,988)

Equity transactions:
Purchase payments received from contract owners (note 3)	187,968	255,665	8,085,623	2,886,776	42,058	117,722	222,841	333,916
Transfers between funds	3,122,657	(317,196)	(4,466,459)	50,433,521	(326,766)	(863,584)	(549,747)	(970,870)
Redemptions (note 3)	(2,112,030)	(1,424,429)	(32,908,264)	(26,581,291)	(975,124)	(1,152,576)	(1,318,565)	(1,828,968)
Annuity benefits	-	-	(23,926)	(17,576)	(1,264)	(2,064)	(2,457)	(4,709)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,504)	(6,539)	(77,908)	(112,361)	(1,913)	(3,904)	(4,507)	(14,856)
Adjustments to maintain reserves	(215)	(10,828)	5,277	17,215	(115)	(170)	(2,679)	898

Net equity transactions	1,193,876	(1,503,327)	(29,385,657)	26,626,284	(1,263,124)	(1,904,576)	(1,655,114)	(2,484,589)

Net change in contract owners’ equity	5,259,324	(7,384,191)	(29,458,437)	27,055,935	(865,984)	(2,898,823)	(94,433)	(9,201,577)
Contract owners’ equity beginning of period	9,436,571	16,820,762	67,549,140	40,493,205	6,466,888	9,365,711	9,888,882	19,090,459

Contract owners’ equity end of period	$14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

CHANGES IN UNITS:
Beginning units	1,106,727	1,245,741	6,113,637	3,735,294	672,056	855,365	1,068,301	1,285,756
Units purchased	581,646	584,332	3,830,840	7,984,467	149,146	358,254	285,094	652,473
Units redeemed	(499,996)	(723,346)	(6,515,946)	(5,606,124)	(277,357)	(541,563)	(483,708)	(869,928)

Ending units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRSTP		WRSCP		WRSCV		WRVP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(969,244)	(1,384,958)	(496,451)	(1,215,642)	(92,700)	(104,126)	497,684	(985,737)
Realized gain (loss) on investments	2,351,564	4,022,139	448,289	4,676,896	(1,055,510)	(850,922)	(1,567,132)	2,928,195
Change in unrealized gain (loss) on investments	21,764,143	(49,372,796)	18,757,875	(52,623,308)	3,050,968	(2,292,457)	14,055,829	(39,058,141)
Reinvested capital gains	5,252,733	2,785,882	-	1,320,347	-	184,322	-	629,272

Net increase (decrease) in contract owners’ equity resulting from operations	28,399,196	(43,949,733)	18,709,713	(47,841,707)	1,902,758	(3,063,183)	12,986,381	(36,486,411)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,593,516	1,877,522	995,246	1,429,849	117,861	185,251	802,610	966,918
Transfers between funds	(1,263,433)	(7,536,349)	(999,587)	(9,253,838)	(53,765)	(197,854)	(3,476,195)	(7,865,460)
Redemptions (note 3)	(11,687,782)	(12,459,810)	(9,598,632)	(10,918,980)	(1,110,086)	(1,166,148)	(9,027,570)	(10,450,066)
Annuity benefits	(5,987)	(7,261)	(6,810)	(11,108)	(8,355)	(6,760)	(10,803)	(15,132)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(53,089)	(79,605)	(32,754)	(75,836)	(2,647)	(6,828)	(40,025)	(77,358)
Adjustments to maintain reserves	(2,091)	1,151	(1,957)	10,927	(400)	(4)	(231)	345

Net equity transactions	(11,418,866)	(18,204,352)	(9,644,494)	(18,818,986)	(1,057,392)	(1,192,343)	(11,752,214)	(17,440,753)

Net change in contract owners’ equity	16,980,330	(62,154,085)	9,065,219	(66,660,693)	845,366	(4,255,526)	1,234,167	(53,927,164)
Contract owners’ equity beginning of period	74,961,222	137,115,307	63,743,886	130,404,579	7,788,684	12,044,210	62,136,923	116,064,087

Contract owners’ equity end of period	$91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

CHANGES IN UNITS:
Beginning units	8,066,843	9,699,144	7,141,914	8,843,950	824,726	921,499	6,491,989	7,960,591
Units purchased	1,387,537	2,699,063	1,272,955	2,689,893	232,432	404,552	1,088,787	1,822,179
Units redeemed	(2,516,948)	(4,331,364)	(2,311,055)	(4,391,929)	(337,364)	(501,325)	(2,305,094)	(3,290,781)

Ending units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		WIEP		WVCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(510,896)	729,968	(16,563)	-	(18,170)	34,440	16,037	12,041
Realized gain (loss) on investments	(34,456,674)	5,327,091	97,997	-	441,743	393,153	(38,972)	80,869
Change in unrealized gain (loss) on investments	53,085,484	(82,256,265)	400,780	-	(67,524)	(2,977,267)	279,387	(1,098,985)
Reinvested capital gains	-	25,001,571	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,117,914	(51,197,635)	482,214	-	356,049	(2,549,674)	256,452	(1,006,075)

Equity transactions:
Purchase payments received from contract owners (note 3)	974,102	2,303,077	19,239	-	4,142	9,970	4,829	12,444
Transfers between funds	(78,669,406)	(10,099,924)	4,323,989	-	(3,398,263)	(181,321)	(1,129,504)	(120,617)
Redemptions (note 3)	(7,814,619)	(22,234,173)	(135,734)	-	(249,254)	(852,767)	(94,757)	(435,050)
Annuity benefits	(8,222)	(16,321)	-	-	-	(1,647)	-	-
Contract maintenance charges (note 2)	(999)	(2,289)	(5)	-	(13)	(44)	(4)	(37)
Contingent deferred sales charges (note 2)	(22,517)	(81,989)	(555)	-	(36)	(93)	(167)	(88)
Adjustments to maintain reserves	9,140	29,732	(56)	-	(45)	(284)	(83)	(217)

Net equity transactions	(85,532,521)	(30,101,887)	4,206,878	-	(3,643,469)	(1,026,186)	(1,219,686)	(543,565)

Net change in contract owners’ equity	(67,414,607)	(81,299,522)	4,689,092	-	(3,287,420)	(3,575,860)	(963,234)	(1,549,640)
Contract owners’ equity beginning of period	67,739,222	149,038,744	-	-	3,287,420	6,863,280	963,234	2,512,874

Contract owners’ equity end of period	$324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

CHANGES IN UNITS:
Beginning units	8,437,109	10,766,464	-	-	351,739	429,076	137,487	189,766
Units purchased	701,258	1,657,625	441,589	-	413	1,727	-	489
Units redeemed	(9,111,563)	(3,986,980)	(83,078)	-	(352,152)	(79,064)	(137,487)	(52,768)

Ending units	26,804	8,437,109	358,511	-	-	351,739	-	137,487

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	BF		SGRF		JPMCVP		WGIP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$214,444	1,243,604	(86,529)	(545,889)	209,246	(6,076)	249,648	122,868
Realized gain (loss) on investments	(18,309,048)	(272,805)	(11,029,249)	5,330,616	(6,435,488)	(492,149)	(2,901,776)	(219,773)
Change in unrealized gain (loss) on investments	16,886,732	(33,551,999)	12,134,483	(31,856,522)	5,690,300	(8,443,606)	3,465,093	(3,569,481)
Reinvested capital gains	-	8,777,720	-	-	22,194	1,484,506	-	617,366

Net increase (decrease) in contract owners’ equity resulting from operations	(1,207,872)	(23,803,480)	1,018,705	(27,071,795)	(513,748)	(7,457,325)	812,965	(3,049,020)

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,044,937)	1,341,069	(480,241)	1,485,766	12,983	9,693	86,441	86,986
Transfers between funds	(50,702,988)	(5,369,688)	(24,722,407)	(9,106,224)	(10,794,242)	(5,683,501)	(5,010,364)	(469,686)
Redemptions (note 3)	(4,235,054)	(18,852,943)	(1,228,501)	(10,214,632)	(390,600)	(3,978,350)	(532,364)	(1,221,330)
Annuity benefits	(12,253)	(22,951)	(4,372)	(24,961)	(569)	(3,627)	-	-
Contract maintenance charges (note 2)	(549)	(2,079)	(715)	(2,936)	(239)	(498)	(68)	(171)
Contingent deferred sales charges (note 2)	(8,381)	(44,856)	(9,301)	(31,791)	(2,643)	(5,192)	(126)	(1,361)
Adjustments to maintain reserves	(299,719)	6	(177,418)	2,772	(1,819)	(366)	(405)	(57)

Net equity transactions	(56,303,881)	(22,951,442)	(26,622,955)	(17,892,006)	(11,177,129)	(9,661,841)	(5,456,886)	(1,605,619)

Net change in contract owners’ equity	(57,511,753)	(46,754,922)	(25,604,250)	(44,963,801)	(11,690,877)	(17,119,166)	(4,643,921)	(4,654,639)
Contract owners’ equity beginning of period	57,511,753	104,266,675	25,604,250	70,568,051	11,690,877	28,810,043	4,643,921	9,298,560

Contract owners’ equity end of period	$-	57,511,753	-	25,604,250	-	11,690,877	-	4,643,921

CHANGES IN UNITS:
Beginning units	6,114,999	8,194,862	3,026,086	4,466,109	1,228,220	2,001,101	424,452	537,328
Units purchased	261,055	1,401,274	119,094	1,033,578	20,013	110,617	25,129	22,416
Units redeemed	(6,376,054)	(3,481,137)	(3,145,180)	(2,473,601)	(1,248,233)	(883,498)	(449,581)	(135,292)

Ending units	-	6,114,999	-	3,026,086	-	1,228,220	-	424,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

BBLCG

	2009	2008

Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(181)	-
Transfers between funds	181	-
Redemptions (note 3)	-	-
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	-

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	1,500	-
Units redeemed	(1,500)	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

Mid Cap Growth VIF (BBCA)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio- Class I (MSVIM)*

Mid Cap Growth Portfolio- class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)*

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT Global Utilities Fund - Class III (GVGU)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Global Financial Services Fund - Class III (GVGFS)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)*

NVIT Leaders Fund - Class III (GVUSL)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

NVIT U.S. Growth Leaders Fund - Class III (GVUGL)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

Portfolios of the Evergreen Variable Annuity Funds

VA Diversified Capital Builder Fund - Class 1 (EVFF)*

VA Diversified Income Builder Fund - Class 1 (EVSI)*

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA International Equity Fund - Class 1 (EVIG)*

VA Omega Fund - Class 1 (EVOM)*

VA Special Values Fund - Class 1 (EVSC)*

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)

High Income Bond Fund II - Service Shares (FHIBS)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Contrafund Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio- I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Service Class (OVCAFS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

Portfolios of the PIMCO Variable Insurance Trust

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

Portfolios of the Van Kampen Life Investment Trust

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

Portfolios of the Victory Variable Insurance Funds

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

U.S. Equity Flex II Portfolio (obsolete) (WGIP)*

Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)*

Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15% (5)	0.15% (5)	-	-
One-Year Step Up	0.05% (6)	0.10% (6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20% (5)	0.20% (5)	-	0.15%
5% Enhanced	0.10% (7)	0.15% (7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45% (9)	-	0.45% (9)
Option 2	0.30%(8)	0.30% (9)	-	0.30% (9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.70%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15% (5)	-	-	-
5% Enhanced	0.05% (7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45% (9)	-	-	-
Option 2	0.30% (9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

0.95%	$25,302,310	$1,302	$4,364	$3,544	$10,386	$366	$5,524	$25,336
1%	7,509,956	-	-	-	3,463	119	2,365	8,606
1.05%	1,413,969	-	5	14	159	61	1,209	1,515
1.1%	12,755,405	997	3,980	2,013	4,636	22	286	9,347
1.15%	6,163,636	418	2,127	454	6,849	-	84	2,968
1.2%	11,436,638	31	99	65	14,618	53	2,351	16,059
1.25%	2,482,291	67	185	104	1,715	-	271	2,373
1.3%	2,054,311	167	1,436	679	598	-	600	2,577
1.35%	2,769,403	107	698	569	899	-	28	2,781
1.4%	4,229,584	193	3,583	2,162	2,551	-	58	3,153
1.45%	744,741	779	860	589	279	-	5	201
1.5%	1,529,628	56	96	56	689	-	-	675
1.55%	1,410,775	27	2,085	-	1,751	-	73	417
1.6%	1,891,945	1,866	1,790	2,191	155	-	-	1,850
1.65%	1,637,419	1,519	57	27	694	-	-	731
1.7%	171,615	2,662	-	-	198	-	2	145
1.75%	794,262	-	-	-	12	-	-	185
1.8%	584,612	-	-	-	201	-	-	837
1.85%	191,750	-	-	-	385	-	1	185
1.9%	132,333	-	-	-	43	-	-	82
1.95%	637,983	-	-	-	1,178	-	-	-
2%	96,010	-	-	-	11	-	-	-
2.05%	418,524	-	-	-	-	-	-	395
2.1%	415,452	-	-	-	71	-	-	-
2.15%	53,731	-	-	-	-	-	-	-
2.2%	390,947	-	-	-	18	-	-	643
2.25%	472,356	-	-	-	-	-	-	-
2.3%	92	-	-	-	-	-	-	-
2.35%	19,559	-	-	-	-	-	-	-
2.4%	905	-	-	-	-	-	-	-
2.45%	42,535	-	-	-	-	-	-	-
2.5%	51,543	-	-	-	-	-	-	-
2.6%	83,806	-	-	-	-	-	-	-

Totals	$87,890,026	$10,191	$21,365	$12,467	$51,559	$621	$12,857	$81,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 9 NOTES TO FINANCIAL STATEMENTS

	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

0.95%	$-	$401,796	$37,429	$59,978	$3,692	$271,999	$220,302	$-
1%	-	194,059	12,898	39,346	1,092	90,902	139,249	-
1.05%	-	22,501	1,080	4,922	6	13,947	16,768	-
1.1%	-	144,940	17,002	12,724	866	127,389	77,569	-
1.15%	-	56,203	6,768	5,907	557	50,602	35,708	-
1.2%	-	240,944	27,162	30,079	1,131	199,917	145,172	-
1.25%	1,294	39,461	7,085	4,947	332	37,733	17,463	2,054
1.3%	-	60,500	2,396	6,204	13	18,259	23,112	-
1.35%	-	45,409	5,919	3,144	41	42,963	12,370	-
1.4%	-	50,743	4,257	2,314	338	44,596	16,865	-
1.45%	-	7,075	241	1,320	128	7,040	3,955	-
1.5%	-	24,162	787	2,086	29	8,878	10,513	-
1.55%	-	12,640	954	564	15	6,287	3,324	-
1.6%	-	18,568	1,051	988	746	17,118	2,304	-
1.65%	-	24,257	3,106	986	168	19,463	5,077	-
1.7%	-	3,695	62	187	-	2,236	558	-
1.75%	-	4,677	1,204	35	7	7,872	533	-
1.8%	-	8,087	1,107	434	89	2,375	3,435	-
1.85%	-	3,128	505	5	-	3,716	17	-
1.9%	-	856	89	7	520	608	8	-
1.95%	-	7,020	2	-	154	3,026	-	-
2%	-	387	-	3	-	302	11	-
2.05%	-	2,884	467	296	-	2,231	-	-
2.1%	-	334	25	-	-	183	-	-
2.15%	-	-	-	-	-	83	-	-
2.2%	-	1,227	43	67	-	1,151	1,772	-
2.25%	-	3,268	-	-	23	100	-	48
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	136	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$1,294	$1,378,821	$131,639	$176,543	$10,083	$980,976	$736,085	$2,102

	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

0.95%	$-	$-	$114,523	$25,471	$-	$46,545	$16,293	$196,468
1%	-	-	27,621	4,027	-	14,956	7,631	46,531
1.05%	-	-	3,441	591	-	2,603	1,164	6,092
1.1%	-	-	35,245	5,454	-	15,387	6,882	67,683
1.15%	-	-	16,691	3,814	-	8,133	3,296	33,223
1.2%	-	-	57,611	8,598	-	24,191	20,539	76,778
1.25%	-	-	9,666	3,784	650	3,686	1,896	13,988
1.3%	-	-	8,067	2,594	-	2,295	2,000	9,172
1.35%	-	-	8,327	1,459	-	6,664	5,322	19,402
1.4%	-	-	11,568	2,189	-	4,849	1,603	20,876
1.45%	-	-	4,785	62	-	2,351	264	4,611
1.5%	3,959	1,671	10,378	182	1,141	546	1,899	9,832
1.55%	-	-	3,886	233	-	2,022	523	5,305
1.6%	1,567	501	9,856	584	468	9,063	865	25,001
1.65%	5,112	2,317	13,366	1,232	1,785	2,769	3,722	11,040
1.7%	-	-	1,116	1	-	86	4	725
1.75%	2,044	569	4,598	5,380	762	3,658	2,797	8,507
1.8%	909	482	643	359	48	349	848	4,615
1.85%	-	-	4,141	270	-	97	11	1,526
1.9%	1,135	614	1,954	-	594	8	4	907
1.95%	3,253	3,339	12,028	-	6,712	-	79	3,781
2%	-	-	2,236	-	-	365	5	1,340
2.05%	2,851	2,677	5,669	-	320	781	1,068	3,525
2.1%	2,650	2,359	4,507	-	28	31	-	3,588
2.15%	54	88	1,705	-	-	4	-	45
2.2%	1,317	1,785	7,540	-	240	-	656	2,878
2.25%	-	-	2,654	-	2,730	-	-	59
2.3%	-	-	-	-	-	-	-	-
2.35%	-	126	-	-	-	-	-	406
2.4%	-	-	-	-	-	-	-	6
2.45%	72	499	885	-	-	-	-	172
2.5%	584	503	1,191	-	204	-	-	51
2.6%	537	98	239	-	864	-	-	437

	$26,044	$17,628	$386,137	$66,284	$16,546	$151,439	$79,371	$578,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.95%	$802	$425	$99,938	$91,523	$74,287	$102,325	$25,196	$133,221
1%	253	11	34,155	27,402	16,114	22,228	10,645	45,448
1.05%	17	-	6,509	9,764	4,253	7,535	1,745	12,252
1.1%	365	248	28,895	26,363	27,452	28,641	9,954	42,834
1.15%	127	-	23,949	18,822	15,444	20,138	5,132	31,336
1.2%	2,188	329	60,311	101,091	45,733	60,922	19,004	49,050
1.25%	32	-	23,672	8,091	10,958	12,821	5,150	8,661
1.3%	-	128	25,579	11,848	26,081	13,346	2,528	13,684
1.35%	2	5	9,821	20,176	8,755	18,166	7,227	12,795
1.4%	14	23	30,865	29,939	20,729	14,402	6,088	14,842
1.45%	51	-	1,452	1,592	165	297	45	1,262
1.5%	-	-	2,199	2,452	573	2,999	730	6,687
1.55%	4	-	2,828	2,227	2,685	2,060	1,677	5,474
1.6%	7	77	7,157	3,212	3,834	3,389	600	7,998
1.65%	-	-	6,694	6,781	2,853	4,473	3,092	6,891
1.7%	-	-	154	325	18	307	-	986
1.75%	-	-	2,173	748	1,226	2,356	104	7,687
1.8%	-	-	1,658	1,306	853	1,592	22	6,252
1.85%	-	-	675	568	638	377	-	536
1.9%	-	-	63	93	83	76	118	18
1.95%	-	-	1,190	674	66	590	1,475	294
2%	-	-	44	22	-	-	22	19
2.05%	-	-	3,749	23	153	-	146	75
2.1%	-	-	-	-	-	35	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	345	41	-	9	-	212
2.25%	-	14	31,356	9,105	-	9,911	7,729	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$3,862	$1,260	$405,431	$374,188	$262,953	$328,995	$108,429	$408,514

	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

0.95%	$120,184	$5,917	$181,594	$-	$-	$34,935	$2,557	$78,151
1%	36,656	2,420	48,009	-	-	15,353	166	32,608
1.05%	4,583	142	5,845	-	-	1,069	140	5,851
1.1%	44,168	4,910	62,654	-	-	10,623	3,387	23,851
1.15%	20,101	2,171	34,158	-	-	7,469	1,594	12,855
1.2%	268,646	1,469	92,970	-	-	20,011	471	49,207
1.25%	21,763	1,484	16,244	-	270	2,440	258	7,216
1.3%	17,415	156	11,803	-	-	2,595	114	8,364
1.35%	13,753	96	23,267	-	-	2,634	398	10,482
1.4%	16,594	585	20,474	-	-	4,648	357	8,633
1.45%	1,347	85	3,118	-	-	797	22	4,182
1.5%	2,392	392	5,035	3,985	-	1,270	190	4,042
1.55%	2,244	15	5,198	-	-	5,821	116	4,952
1.6%	6,250	77	9,909	951	-	5,618	-	6,987
1.65%	2,145	354	3,740	810	-	706	99	1,290
1.7%	853	18	1,595	-	-	555	-	1,460
1.75%	1,081	-	11,604	544	-	1,050	-	1,966
1.8%	1,140	76	2,669	11	-	1,116	168	1,102
1.85%	639	-	6,001	-	-	662	141	4,962
1.9%	40	-	326	576	-	9	-	-
1.95%	1	-	5,675	2,645	-	1,177	-	7,027
2%	12	-	1,250	-	-	118	-	68
2.05%	553	478	1,220	1,028	-	6	-	562
2.1%	-	-	502	1,083	-	94	-	485
2.15%	-	-	-	211	-	4	-	1
2.2%	26	-	1,054	3,359	-	443	-	1,041
2.25%	-	-	8	-	-	4	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	99	-	-	-	-
2.5%	-	-	-	845	-	-	-	-
2.6%	-	-	-	84	-	-	-	-

	$582,586	$20,845	$555,922	$16,231	$270	$121,227	$10,178	$277,345

	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.95%	$-	$29,421	$18,749	$138,551	$17,176	$-	$10,184	$6,754
1%	-	13,433	6,487	59,094	5,945	-	1,138	4,173
1.05%	-	3,459	1,376	14,789	626	-	14	1,186
1.1%	-	6,886	9,638	57,111	9,830	-	1,261	6,263
1.15%	-	1,331	3,609	23,604	4,913	-	2,100	4,628
1.2%	-	10,881	10,574	58,004	4,363	-	4,662	14,281
1.25%	490	3,135	1,858	10,314	3,580	-	966	2,418
1.3%	-	3,717	3,330	13,000	825	-	15	1,041
1.35%	-	882	2,441	17,007	1,550	-	76	3,861
1.4%	-	1,521	3,253	12,530	2,315	-	-	2,526
1.45%	-	137	330	2,601	152	-	-	-
1.5%	-	716	41	2,912	127	-	-	-
1.55%	-	199	543	3,530	600	-	-	50
1.6%	-	801	1,270	3,773	659	-	-	134
1.65%	-	641	465	4,630	343	-	478	2,095
1.7%	-	62	329	464	77	-	-	-
1.75%	-	103	541	1,061	237	-	-	543
1.8%	-	816	309	1,884	-	-	-	-
1.85%	-	17	154	478	-	-	-	-
1.9%	-	-	-	157	-	-	-	-
1.95%	-	-	57	1	-	-	-	-
2%	-	-	-	8	-	-	-	-
2.05%	-	292	219	650	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	60	43	202	-	12	-	-
2.25%	-	-	-	154	297	-	-	2,165
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$490	$78,510	$65,616	$426,509	$53,615	$12	$20,894	$52,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$5,135	$15,240	$22,150	$8,206	$16,145	$12,888	$-	$6,809
1%	2,978	1,451	11,833	3,942	4,058	4,545	-	1,143
1.05%	5	156	315	-	955	2,967	-	-
1.1%	19,743	4,542	11,415	2,988	2,725	7,000	-	2,026
1.15%	1,739	1,626	6,180	433	2,982	3,177	-	1,845
1.2%	4,828	17,496	22,894	10,635	10,809	3,486	-	3,453
1.25%	2,568	2,838	4,961	3,532	4,203	1,897	-	447
1.3%	7,179	1,252	7,002	2,963	4,205	1,553	-	2,942
1.35%	6,505	2,799	12,411	2,091	2,703	2,440	-	89
1.4%	552	853	2,811	-	1,877	6,293	-	605
1.45%	261	-	284	-	-	487	-	-
1.5%	739	456	1,309	-	65	272	1,017	37
1.55%	562	1,194	515	66	-	1,298	-	-
1.6%	-	1,898	1,012	430	63	1,125	584	220
1.65%	-	394	889	-	118	438	319	55
1.7%	-	-	-	-	-	62	-	86
1.75%	-	-	-	-	55	289	-	-
1.8%	82	-	816	-	-	-	-	-
1.85%	-	-	-	-	568	1	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	1,376	21
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	2,881	80
2.1%	-	-	-	-	-	-	142	-
2.15%	-	-	-	-	-	-	202	-
2.2%	-	-	-	-	-	-	694	87
2.25%	619	401	13,647	5,889	310	2,245	-	385
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	459	-
2.6%	-	-	-	-	-	-	-	-

	$53,495	$52,596	$120,444	$41,175	$51,841	$52,463	$7,674	$20,330

	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

0.95%	$518,478	$-	$-	$12,755	$1,303,455	$-	$116,348	$-
1%	267,512	-	-	2,902	435,686	-	57,371	-
1.05%	41,484	-	-	1,002	92,148	-	15,745	-
1.1%	128,806	-	-	6,202	483,602	-	26,060	-
1.15%	39,684	-	-	3,244	244,054	-	11,274	-
1.2%	109,209	-	-	7,992	558,044	-	22,653	-
1.25%	26,202	-	44	690	96,844	-	5,694	774
1.3%	16,036	-	-	1,078	119,232	-	10,012	-
1.35%	20,656	-	-	885	121,499	-	4,421	-
1.4%	27,043	-	-	3,292	177,850	-	5,936	-
1.45%	5,042	-	-	287	18,105	-	728	-
1.5%	9,635	1,902	-	248	39,396	46,668	2,357	-
1.55%	7,831	-	-	992	49,095	-	1,398	-
1.6%	11,109	1,116	-	5,154	67,428	11,316	936	-
1.65%	7,704	2,002	-	552	41,078	22,642	804	-
1.7%	2,115	-	-	98	17,239	-	382	-
1.75%	3,620	1,619	-	313	28,570	12,468	697	-
1.8%	1,475	568	-	755	20,510	7,014	292	-
1.85%	952	-	-	34	7,343	-	-	-
1.9%	272	514	-	38	428	4,701	-	-
1.95%	270	1,673	-	14	9,675	35,629	-	-
2%	45	-	-	16	3,781	539	45	-
2.05%	187	1,167	-	182	4,569	18,107	25	-
2.1%	334	384	-	-	794	26,956	-	-
2.15%	123	-	-	6	407	228	-	-
2.2%	234	744	-	-	1,480	18,648	-	-
2.25%	9,171	-	-	-	21,775	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	305	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	342	-	-	-	3,715	-	-
2.5%	-	688	-	-	-	1,680	-	-
2.6%	-	70	-	-	-	3,930	-	-

	$1,255,229	$12,789	$44	$48,731	$3,964,087	$214,546	$283,178	$774

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.95%	$38,591	$13,837	$131,251	$473	$1,374	$209,412	$833,023	$332,456
1%	13,208	1,118	18,306	1,055	87	27,701	201,463	70,058
1.05%	1,748	276	12,881	-	-	5,718	47,259	10,623
1.1%	21,497	1,773	71,440	655	322	105,420	460,792	246,456
1.15%	12,639	1,735	40,121	858	1,225	75,114	309,525	168,227
1.2%	19,840	4,047	76,953	143	3	114,962	361,911	173,464
1.25%	2,685	1,465	49,971	-	-	25,835	197,671	97,449
1.3%	2,352	32	8,143	-	-	16,910	66,641	30,822
1.35%	8,287	409	25,750	2	-	42,188	101,397	53,011
1.4%	6,625	41	28,224	112	-	42,118	250,478	185,921
1.45%	1,644	3	5,625	-	-	5,272	23,719	12,377
1.5%	3,487	40	13,315	58	-	40,417	93,829	65,046
1.55%	1,268	-	9,829	1,060	-	25,109	67,323	86,352
1.6%	4,972	12	22,134	66	-	24,467	185,909	62,389
1.65%	4,166	35	15,371	-	-	20,756	109,002	59,472
1.7%	183	11	1,766	-	-	3,995	7,848	3,167
1.75%	2,955	79	7,587	-	-	13,499	112,107	39,116
1.8%	1,180	-	6,529	-	-	2,886	53,760	20,804
1.85%	518	47	2,453	-	-	2,630	19,520	8,260
1.9%	378	-	1,292	-	-	462	7,067	2,182
1.95%	3,631	-	18,670	-	-	15,694	39,759	29,777
2%	246	-	101	-	-	66	3,555	1,761
2.05%	1,680	-	12,044	-	-	8,052	18,433	13,003
2.1%	1,049	-	2,838	-	-	10,522	47,631	32,597
2.15%	139	-	843	-	-	2,353	8,656	5,564
2.2%	1,690	25	8,422	-	-	5,802	46,710	38,844
2.25%	-	-	2,226	196	235	8,732	72,575	54,860
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	269	6,052	1,477
2.4%	-	-	-	-	-	-	-	870
2.45%	127	-	1,057	-	-	-	1,572	1,832
2.5%	-	-	-	-	-	2,896	2,973	2,685
2.6%	1,815	-	11,249	-	-	2,038	4,420	6,482

	$158,600	$24,985	$606,391	$4,678	$3,246	$861,295	$3,762,580	$1,917,404

	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

0.95%	$297,148	$-	$21,854	$358,411	$1,917,342	$-	$112,072	$-
1%	59,025	-	5,170	115,034	700,037	-	47,991	-
1.05%	15,482	-	871	18,857	151,853	-	8,352	-
1.1%	176,701	-	5,747	167,294	611,239	8	29,265	-
1.15%	106,963	-	3,951	94,152	341,472	-	16,747	-
1.2%	121,803	-	10,983	186,563	997,092	-	59,208	-
1.25%	48,246	12	3,070	33,387	141,505	-	10,928	30
1.3%	24,899	-	2,218	53,971	152,734	-	9,147	-
1.35%	38,671	-	3,629	53,235	213,053	-	10,667	-
1.4%	63,829	-	2,633	58,460	266,257	-	11,560	-
1.45%	7,749	-	564	11,667	22,159	-	1,953	-
1.5%	47,320	-	881	11,769	89,310	-	6,789	-
1.55%	21,441	-	616	19,953	58,398	-	2,384	-
1.6%	46,821	-	915	26,486	79,531	-	4,617	-
1.65%	41,777	-	701	16,734	123,514	-	4,247	-
1.7%	5,228	-	35	1,827	6,520	-	208	-
1.75%	41,669	-	9	12,581	55,816	-	770	-
1.8%	18,285	-	210	9,211	42,745	-	2,085	-
1.85%	2,450	-	-	1,242	9,830	-	247	-
1.9%	3,164	-	-	1,377	16,197	-	30	-
1.95%	9,946	-	-	498	31,700	-	383	-
2%	3,971	-	-	1,297	8,125	-	3	-
2.05%	15,973	-	177	4,653	49,274	-	699	-
2.1%	25,703	-	-	618	24,849	-	-	-
2.15%	5,028	-	-	262	13,477	-	23	-
2.2%	23,528	-	784	2,631	25,548	-	438	-
2.25%	5,185	-	-	2,900	15,860	-	14	-
2.3%	-	-	-	16	-	-	-	-
2.35%	273	-	-	-	1,307	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,642	-	-	-	685	-	-	-
2.5%	6,424	-	-	-	2,564	-	-	-
2.6%	6,535	-	-	-	11,244	-	-	-

	$1,292,879	$12	$65,018	$1,265,086	$6,181,237	$8	$340,827	$30

	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

0.95%	$62,466	$-	$10,838	$-	$4,391	$166,530	$-	$95,444
1%	13,594	-	3,430	-	1,043	77,266	-	20,323
1.05%	3,072	-	199	-	367	11,021	-	3,606
1.1%	18,029	-	5,813	-	1,601	69,621	-	52,860
1.15%	13,651	-	3,428	-	1,064	31,213	-	32,401
1.2%	47,125	-	4,978	-	1,466	81,913	19,819	70,712
1.25%	5,997	2,711	1,859	-	1,024	19,662	-	11,832
1.3%	17,513	-	371	-	301	9,746	6,483	9,007
1.35%	8,331	-	1,618	-	407	15,068	4,688	16,328
1.4%	6,388	-	3,554	-	2,700	21,614	2,531	20,457
1.45%	342	-	431	-	240	2,901	56	2,083
1.5%	2,039	2,944	104	916	2,723	7,857	253	5,236
1.55%	1,785	-	488	-	145	5,251	-	4,228
1.6%	3,126	1,206	538	457	815	7,754	9	5,836
1.65%	2,433	1,296	924	1,222	2,379	9,676	795	7,992
1.7%	391	-	58	-	2	1,409	106	697
1.75%	1,427	711	246	807	1,065	2,836	5	1,819
1.8%	2,288	-	382	4	522	3,809	60	4,884
1.85%	667	-	60	-	-	506	175	311
1.9%	-	290	103	103	564	360	-	251
1.95%	11	957	16	1,139	3,050	707	-	49
2%	34	360	16	67	14	190	-	167
2.05%	744	924	-	509	1,067	1,150	96	2,216
2.1%	364	1,207	185	549	2,519	199	168	40
2.15%	-	16	2	-	195	63	-	73
2.2%	688	878	37	1,712	2,423	1,144	-	275
2.25%	-	-	22	-	376	1,984	-	307
2.3%	-	-	-	-	-	-	-	-
2.35%	-	28	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	78	-	40	45	-	-	-
2.5%	-	-	-	-	344	-	-	-
2.6%	-	133	-	35	1,542	-	-	-

	$212,505	$13,739	$39,700	$7,560	$34,394	$551,450	$35,244	$369,434

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

0.95%	$81,052	$-	$404,219	$-	$439,373	$-	$286,620	$44,713
1%	24,802	-	110,952	-	148,973	-	87,196	8,104
1.05%	3,062	-	19,561	-	20,874	-	17,115	1,542
1.1%	41,940	-	173,587	-	134,083	-	78,936	10,898
1.15%	19,397	-	75,607	-	68,950	-	34,813	10,855
1.2%	54,587	-	191,916	-	207,894	-	153,628	25,570
1.25%	9,976	-	33,516	-	35,170	-	21,269	3,097
1.3%	8,464	-	26,710	-	32,667	-	29,227	2,032
1.35%	12,931	-	49,462	-	35,423	-	34,178	4,373
1.4%	12,403	-	56,403	-	64,842	-	28,107	8,766
1.45%	1,714	-	6,991	-	5,893	-	4,219	33
1.5%	2,839	2,000	15,642	5,078	14,333	7,556	20,174	1,404
1.55%	6,337	-	14,615	-	12,886	-	5,847	702
1.6%	5,666	417	25,570	1,500	17,858	5,559	12,824	974
1.65%	5,580	1,302	19,413	3,161	19,597	3,273	23,670	2,085
1.7%	599	-	2,896	-	1,257	-	1,935	-
1.75%	3,288	813	12,777	861	6,316	2,148	9,005	334
1.8%	2,997	56	9,024	46	9,794	2,981	8,528	777
1.85%	352	-	3,205	-	1,189	-	1,696	6
1.9%	55	173	567	724	424	3,545	689	-
1.95%	58	1,708	325	2,637	1,763	5,810	10,092	-
2%	15	17	809	164	334	359	141	-
2.05%	1,233	1,024	2,838	964	3,952	4,274	9,310	299
2.1%	-	1,463	-	3,098	335	3,708	3,474	-
2.15%	107	-	135	4	-	418	1	-
2.2%	851	146	1,480	2,546	521	6,066	7,665	20
2.25%	-	-	4	-	96	-	-	2,204
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	77	-	-	281	-
2.4%	-	-	8	-	-	-	-	-
2.45%	-	-	-	2	-	1,552	1,931	-
2.5%	-	672	-	785	-	970	437	-
2.6%	-	100	-	799	-	901	567	-

	$300,305	$9,891	$1,258,232	$22,446	$1,284,797	$49,120	$893,575	$128,788

	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

0.95%	$2,084	$19,334	$-	$24,735	$604	$-	$8,627	$85,246
1%	2,220	9,439	-	7,196	543	-	2,994	37,438
1.05%	118	680	-	789	19	-	316	6,858
1.1%	1,197	18,745	-	9,270	378	-	5,037	35,173
1.15%	338	4,475	-	5,725	49	-	2,400	32,825
1.2%	1,333	9,727	-	18,157	174	-	2,953	58,739
1.25%	203	1,731	1,846	1,735	4	-	1,893	10,235
1.3%	168	1,771	-	2,814	41	-	885	6,551
1.35%	138	4,792	-	1,888	13	-	1,000	13,679
1.4%	213	2,396	-	1,142	-	-	1,007	10,767
1.45%	49	552	-	255	-	-	81	1,363
1.5%	99	580	-	4,402	-	-	110	5,944
1.55%	108	502	-	967	4	-	256	4,216
1.6%	45	4,573	-	3,880	14	-	368	4,896
1.65%	2	958	-	2,064	-	-	264	10,241
1.7%	35	526	-	63	-	-	53	1,157
1.75%	45	821	-	1,588	-	-	120	1,966
1.8%	190	790	-	765	80	-	-	5,400
1.85%	-	70	-	57	6	-	-	806
1.9%	114	5	-	321	-	-	-	194
1.95%	-	64	-	308	-	54	-	1,014
2%	-	132	-	399	-	-	-	30
2.05%	-	16	-	1,697	-	-	-	761
2.1%	-	-	-	769	-	-	-	601
2.15%	-	4	-	-	-	-	-	15
2.2%	-	52	-	219	-	-	-	119
2.25%	-	2	2,021	-	975	-	-	2,308
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	412	-	-	-	-

	$8,699	$82,737	$3,867	$91,617	$2,904	$54	$28,364	$338,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

0.95%	$142,607	$86,384	$3,141	$16,120	$399	$7,726	$59	$1,428
1%	34,674	27,864	1,182	6,635	-	1,480	-	449
1.05%	4,876	3,442	45	341	-	335	-	-
1.1%	47,343	43,257	1,097	4,380	936	2,276	52	594
1.15%	23,497	21,006	262	3,405	351	1,019	344	68
1.2%	57,235	81,581	2,583	16,963	42	2,094	-	2,384
1.25%	10,554	9,307	240	1,365	127	2,112	-	564
1.3%	6,689	16,018	84	3,339	39	391	32	27
1.35%	14,777	14,275	370	1,514	78	233	-	400
1.4%	14,829	12,934	190	2,565	31	3,096	408	136
1.45%	3,693	997	-	86	-	69	-	-
1.5%	7,113	7,821	14	573	-	4,594	-	1,688
1.55%	3,711	1,465	56	1,126	841	77	-	30
1.6%	10,690	4,102	17	1,195	453	1,159	162	875
1.65%	7,778	5,010	34	690	-	3,270	-	1,346
1.7%	534	505	-	357	-	9	-	-
1.75%	3,026	5,583	-	383	-	1,157	-	877
1.8%	3,420	2,659	-	184	-	666	-	239
1.85%	1,078	33	-	287	-	-	-	-
1.9%	701	-	21	-	-	809	-	69
1.95%	2,856	2,439	-	951	-	3,942	-	1,671
2%	376	396	-	-	-	23	-	-
2.05%	2,189	545	-	-	-	1,463	-	1,386
2.1%	2,752	5,582	-	71	-	3,388	-	639
2.15%	27	144	-	-	-	246	-	431
2.2%	2,217	973	-	15	-	1,940	-	2,365
2.25%	47	4,128	-	422	-	380	-	280
2.3%	-	-	-	-	-	-	-	-
2.35%	324	64	-	-	-	-	-	195
2.4%	4	-	-	-	-	-	-	-
2.45%	131	-	-	-	-	57	-	258
2.5%	148	-	-	-	-	524	-	-
2.6%	333	-	-	-	-	1,993	-	80

	$410,229	$358,514	$9,336	$62,967	$3,297	$46,528	$1,057	$18,479

	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

0.95%	$3,305	$472	$-	$16	$285	$434	$-	$-
1%	1,024	-	-	-	8	-	-	-
1.05%	59	-	-	-	-	-	-	-
1.1%	1,216	266	-	887	1,770	807	-	-
1.15%	94	170	-	58	660	39	-	-
1.2%	5,185	-	-	11	12	-	-	-
1.25%	1,173	-	-	33	12	10	152	-
1.3%	46	-	-	-	50	-	-	-
1.35%	422	137	-	-	-	24	-	-
1.4%	1,439	2,005	-	-	-	54	-	-
1.45%	-	-	-	-	-	56	-	-
1.5%	1,496	-	2,553	-	-	-	6,005	3,350
1.55%	59	1,992	-	-	-	145	-	-
1.6%	7	-	1,177	-	-	61	1,912	1,032
1.65%	719	-	2,980	-	-	-	5,088	11,306
1.7%	3	-	-	-	-	-	-	-
1.75%	66	-	512	-	-	-	314	316
1.8%	43	-	266	-	-	-	1,190	1,178
1.85%	9	-	-	-	-	-	-	-
1.9%	48	-	882	-	-	-	136	349
1.95%	126	-	2,963	-	-	-	3,970	7,010
2%	65	-	-	-	-	-	-	-
2.05%	411	-	4,998	-	-	-	2,237	2,661
2.1%	66	-	3,224	-	-	-	1,936	2,062
2.15%	58	-	102	-	-	-	294	26
2.2%	505	-	140	-	-	-	2,817	911
2.25%	498	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	133
2.4%	-	-	-	-	-	-	-	-
2.45%	77	-	1,514	-	-	-	612	32
2.5%	336	-	88	-	-	-	76	276
2.6%	-	-	504	-	-	-	952	322

	$18,555	$5,042	$21,903	$1,005	$2,797	$1,630	$27,691	$30,964

	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.95%	$8,292	$239,768	$-	$261,669	$81,601	$62,976	$26,633	$-
1%	2,599	83,383	-	62,686	42,731	15,260	4,421	-
1.05%	106	17,185	-	10,396	6,066	4,253	1,060	-
1.1%	6,513	97,846	-	65,734	19,388	20,949	9,747	-
1.15%	1,933	42,299	-	47,292	8,884	14,814	5,778	-
1.2%	3,610	122,258	-	134,428	35,218	41,771	26,279	-
1.25%	366	21,124	-	25,850	6,107	4,477	2,035	2,631
1.3%	702	21,867	-	32,346	7,954	3,877	2,643	-
1.35%	1,399	27,294	-	44,471	3,067	9,168	3,435	-
1.4%	436	28,645	-	32,240	2,690	11,716	5,312	-
1.45%	21	3,760	-	1,506	985	606	467	-
1.5%	7,203	9,265	5,340	9,263	6,168	2,630	967	-
1.55%	251	10,647	-	8,802	1,299	1,541	1,491	-
1.6%	1,998	10,324	557	11,449	772	5,652	1,820	-
1.65%	6,951	14,947	3,186	7,179	2,815	3,044	517	-
1.7%	81	660	-	818	27	132	547	-
1.75%	1,909	8,854	976	4,789	176	2,426	94	-
1.8%	2,159	9,671	549	3,515	688	2,295	712	-
1.85%	194	1,204	-	788	6	340	1,693	-
1.9%	1,809	461	604	3,110	-	38	-	-
1.95%	10,573	543	2,252	3,467	18	567	2,293	-
2%	19	100	336	158	-	4	-	-
2.05%	3,775	2,727	1,666	1,327	98	872	-	-
2.1%	4,419	340	7,662	4,834	-	-	172	-
2.15%	-	-	283	2,587	-	28	-	-
2.2%	3,812	152	4,273	4,684	294	241	63	-
2.25%	4,790	-	-	15,768	-	16	111	2,805
2.3%	-	-	-	-	-	-	-	-
2.35%	354	-	742	189	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	814	-	-	398	-	-	-	-
2.5%	508	-	76	-	-	-	-	-
2.6%	552	-	425	622	-	-	-	-

	$78,148	$775,324	$28,927	$802,365	$227,052	$209,693	$98,290	$5,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

0.95%	$9,558	$-	$560,318	$-	$11,727	$-	$87,149	$1,167,824
1%	1,764	-	158,044	-	3,560	-	18,905	489,072
1.05%	58	-	26,914	-	470	-	2,212	99,547
1.1%	3,904	-	277,405	-	5,920	-	35,743	382,737
1.15%	3,544	-	132,804	-	2,772	-	19,852	209,963
1.2%	4,844	-	332,049	-	3,975	-	38,950	552,597
1.25%	1,300	-	68,210	-	973	1,134	11,114	96,349
1.3%	499	-	55,262	-	835	-	6,279	105,206
1.35%	1,496	-	75,675	-	2,525	-	15,977	145,390
1.4%	2,136	-	109,033	-	2,141	-	13,436	107,498
1.45%	516	-	15,042	-	-	-	3,745	26,809
1.5%	105	1,500	27,813	16,003	323	-	1,856	28,720
1.55%	296	-	25,767	-	543	-	3,122	21,089
1.6%	736	619	39,384	3,437	130	-	7,902	49,757
1.65%	1,060	1,669	35,045	6,536	705	-	2,373	27,310
1.7%	43	-	4,680	-	73	-	646	10,046
1.75%	407	1,025	11,662	2,986	284	-	1,468	12,602
1.8%	510	5	13,725	4,602	7	-	966	10,601
1.85%	84	-	6,534	-	18	-	720	3,466
1.9%	248	146	484	4,780	-	-	482	772
1.95%	33	1,877	3,809	12,090	31	-	59	234
2%	19	28	2,306	1,594	67	-	-	278
2.05%	-	953	5,065	6,508	-	-	1,050	4,946
2.1%	248	900	273	5,436	-	-	-	-
2.15%	6	3	17	541	-	-	-	238
2.2%	50	1,469	2,556	3,368	-	-	964	1,551
2.25%	29	-	2,158	-	-	1,535	6	9,845
2.3%	-	-	-	-	-	-	-	14
2.35%	-	-	-	1,526	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	60	-	1,368	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	48	-	820	-	-	-	-

	$33,493	$10,302	$1,992,034	$71,595	$37,079	$2,669	$274,976	$3,564,461

	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

0.95%	$145,259	$-	$190,016	$-	$564	$646	$-	$-
1%	67,360	-	71,592	-	-	-	-	-
1.05%	16,693	-	19,610	-	-	-	-	-
1.1%	76,490	-	74,253	-	173	126	-	-
1.15%	24,171	-	35,593	-	-	55	-	-
1.2%	57,996	-	94,917	-	-	-	-	-
1.25%	10,894	-	17,494	-	45	-	-	-
1.3%	7,142	-	17,634	-	-	-	-	-
1.35%	9,639	-	20,724	-	24	-	-	-
1.4%	13,115	-	29,469	-	212	732	-	-
1.45%	1,714	-	3,548	-	-	-	-	-
1.5%	3,573	668	7,811	5,090	-	-	508	135
1.55%	2,330	-	5,881	-	523	1,787	-	-
1.6%	1,355	53	6,995	4,058	-	-	2,587	-
1.65%	3,473	286	9,230	4,127	-	-	290	165
1.7%	407	-	1,486	-	-	-	-	-
1.75%	1,848	-	1,150	1,886	-	-	103	230
1.8%	1,074	-	4,098	554	-	-	102	66
1.85%	59	-	158	-	-	-	-	-
1.9%	144	26	212	455	-	-	-	-
1.95%	-	201	219	2,113	-	-	2,129	781
2%	22	-	230	55	-	-	-	-
2.05%	1,327	-	1,772	6,820	-	-	1,923	581
2.1%	-	273	294	4,017	-	-	1,731	317
2.15%	-	-	-	-	-	-	63	47
2.2%	252	-	231	1,351	-	-	1,184	1,150
2.25%	68	-	253	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	54	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	346	-	2,061	-	-	-	-
2.5%	-	-	-	189	-	-	-	-
2.6%	-	1	-	479	-	-	-	136

	$446,405	$1,854	$614,870	$33,309	$1,541	$3,346	$10,620	$3,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

0.95%	$-	$19,017	$519,982	$-	$-	$-	$1,242,842	$80,643
1%	-	9,360	113,306	-	-	-	493,606	23,167
1.05%	-	958	27,636	-	-	-	80,864	4,203
1.1%	-	6,066	233,631	-	-	-	441,845	29,989
1.15%	-	3,435	143,668	-	-	-	211,430	13,781
1.2%	-	11,534	290,703	-	-	-	672,568	44,530
1.25%	-	615	50,587	-	-	-	118,288	7,833
1.3%	-	2,331	60,238	-	-	-	118,351	5,989
1.35%	-	2,456	83,665	-	-	-	150,676	14,108
1.4%	-	3,159	106,130	-	-	-	173,320	12,359
1.45%	-	1,160	15,723	-	-	-	33,546	2,086
1.5%	15,786	394	15,779	21,798	33,844	4,452	39,313	1,490
1.55%	-	263	25,818	-	-	-	33,148	2,402
1.6%	2,371	397	52,603	7,471	9,026	1,362	54,522	6,124
1.65%	7,442	150	31,246	19,088	23,558	997	58,934	1,890
1.7%	-	26	13,575	-	-	-	8,421	370
1.75%	2,838	33	31,135	8,866	13,061	1,269	21,976	1,328
1.8%	779	-	16,119	2,395	5,042	928	19,306	2,796
1.85%	-	418	7,277	-	-	-	5,628	1,830
1.9%	76	-	204	2,949	6,315	296	1,570	28
1.95%	5,128	8	65	21,420	34,883	2,317	2,841	849
2%	339	-	453	599	1,563	41	2,031	142
2.05%	5,459	-	2,604	11,330	10,694	1,779	7,216	377
2.1%	9,292	-	-	11,667	23,860	4,452	151	35
2.15%	1,179	-	21	540	336	-	148	-
2.2%	2,766	-	1,363	6,574	18,381	1,412	3,237	23
2.25%	-	-	1,764	-	-	-	29,686	91
2.3%	-	-	-	-	-	-	17	-
2.35%	378	-	-	462	1,945	-	-	-
2.4%	-	-	-	-	-	-	8	-
2.45%	1,216	-	-	926	964	-	-	-
2.5%	5,390	-	-	897	2,345	-	-	-
2.6%	317	-	-	2,408	2,372	675	-	-

	$60,756	$61,780	$1,845,295	$119,390	$188,189	$19,980	$4,025,489	$258,463

	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.95%	$897,430	$-	$28,992	$-	$16,127	$-	$7,146	$-
1%	336,880	-	10,071	-	8,832	-	2,217	-
1.05%	69,291	-	1,103	-	1,358	-	162	-
1.1%	364,114	-	14,596	-	11,381	-	7,970	-
1.15%	162,574	-	2,519	-	1,507	-	3,258	-
1.2%	445,551	-	12,817	-	10,888	-	4,992	-
1.25%	73,167	-	3,530	264	1,312	644	1,180	2,864
1.3%	63,375	-	4,277	-	485	-	262	-
1.35%	121,203	-	390	-	1,373	-	2,814	-
1.4%	130,937	-	3,085	-	1,978	-	264	-
1.45%	16,133	-	-	-	149	-	-	-
1.5%	31,917	25,484	733	-	1,567	-	-	-
1.55%	27,245	-	1,628	-	3,489	-	93	-
1.6%	55,374	6,064	924	-	69	-	-	-
1.65%	41,091	15,704	7,510	-	329	-	20	-
1.7%	4,576	-	-	-	-	-	4	-
1.75%	21,461	8,082	283	-	-	-	-	-
1.8%	16,109	6,304	242	-	2,088	-	4	-
1.85%	3,066	-	2	-	350	-	-	-
1.9%	1,164	6,868	-	-	-	-	-	-
1.95%	2,188	20,065	-	-	501	-	-	-
2%	2,009	62	-	-	-	-	-	-
2.05%	7,000	5,789	-	-	-	-	-	-
2.1%	-	12,647	-	-	-	-	-	-
2.15%	115	16	-	-	-	-	-	-
2.2%	1,646	11,072	-	-	-	-	-	-
2.25%	9,249	-	-	15	-	1,077	-	1,983
2.3%	13	-	-	-	-	-	-	-
2.35%	-	439	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	1,800	-	-	-	-	-	-
2.5%	-	960	-	-	-	-	-	-
2.6%	-	4,293	-	-	-	-	-	-

	$2,904,878	$125,649	$92,702	$279	$63,783	$1,721	$30,386	$4,847

	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

0.95%	$82,225	$548,796	$-	$235,053	$183,642	$246,558	$96,387	$-
1%	46,950	276,504	-	97,630	32,614	57,327	33,475	-
1.05%	13,056	50,430	-	22,568	6,250	9,395	3,535	-
1.1%	16,819	191,064	-	75,731	33,472	74,334	43,549	-
1.15%	5,358	72,716	-	34,915	19,872	44,285	19,027	-
1.2%	27,405	306,134	-	101,121	72,086	155,042	56,095	-
1.25%	4,998	53,981	-	15,134	5,887	23,402	9,425	6,384
1.3%	4,819	43,222	-	24,923	14,158	34,528	10,444	-
1.35%	4,902	64,216	-	19,954	15,311	23,940	11,940	-
1.4%	3,028	52,894	-	23,401	12,806	36,835	17,971	-
1.45%	744	6,897	-	1,365	2,479	4,243	3,976	-
1.5%	2,227	21,065	8,941	8,131	2,316	5,938	2,724	21,766
1.55%	1,340	14,695	-	5,288	3,884	6,580	2,335	-
1.6%	296	16,387	3,025	6,818	2,505	13,494	5,384	8,625
1.65%	2,965	20,256	7,874	6,728	2,004	9,399	10,009	18,712
1.7%	606	4,251	-	1,724	1,584	2,323	938	-
1.75%	67	7,068	3,193	6,122	797	8,647	584	7,017
1.8%	112	8,419	1,552	3,312	510	5,542	1,003	2,844
1.85%	112	2,299	-	325	570	1,336	2,221	-
1.9%	324	748	703	-	-	1,810	362	4,269
1.95%	-	2	3,362	7	-	2,831	2,938	18,654
2%	-	221	351	72	12	-	999	2,612
2.05%	249	1,771	5,282	913	2	1,004	851	14,422
2.1%	-	-	6,205	98	-	1,380	210	17,034
2.15%	-	-	19	-	-	-	-	106
2.2%	12	971	6,737	1,126	325	158	72	9,067
2.25%	-	1,479	-	-	-	16,020	-	12,301
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	451
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	2,042	-	-	-	-	2,771
2.5%	-	-	840	-	-	-	-	2,814
2.6%	-	-	1,175	-	-	-	-	1,434

	$218,614	$1,766,486	$51,301	$692,459	$413,086	$786,351	$336,454	$151,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

0.95%	$82,511	$-	$137,682	$51,310	$109,465	$-	$56,445	$32,417
1%	44,350	-	34,349	13,169	40,541	-	17,097	14,950
1.05%	8,959	-	6,810	2,243	8,560	-	1,072	1,291
1.1%	13,978	-	51,300	17,760	50,300	-	18,346	9,877
1.15%	6,161	-	24,990	9,042	18,249	-	8,965	2,889
1.2%	46,600	-	90,641	22,693	87,769	-	30,167	14,584
1.25%	7,743	-	13,206	5,375	16,567	5,615	10,583	5,058
1.3%	6,385	-	13,681	4,207	31,724	-	2,517	3,911
1.35%	4,383	-	14,232	7,246	39,266	-	4,053	4,588
1.4%	2,568	-	30,465	6,665	18,317	-	6,560	6,274
1.45%	1,143	-	1,712	916	9,554	-	2,031	3,036
1.5%	2,191	13,690	4,970	642	3,605	-	570	1,302
1.55%	647	-	4,873	614	1,245	-	1,975	1,238
1.6%	285	6,640	5,034	4,724	6,953	-	3,427	6,712
1.65%	1,776	14,866	6,527	1,960	16,090	-	1,181	439
1.7%	191	-	554	431	414	-	408	26
1.75%	345	2,707	2,647	1,745	2,793	-	625	1,028
1.8%	492	2,308	3,501	876	760	-	736	192
1.85%	4	-	1,635	318	1,828	-	483	72
1.9%	-	3,195	-	-	22	-	-	27
1.95%	-	17,126	57	103	878	-	1,707	81
2%	-	808	129	-	2,075	-	-	147
2.05%	756	5,372	1,160	415	-	-	-	422
2.1%	-	12,413	321	-	36	-	91	-
2.15%	-	16	-	-	-	-	-	-
2.2%	553	6,958	535	258	12	-	26	18
2.25%	-	-	-	721	5,650	3,647	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	128	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,239	-	-	-	-	-	-
2.5%	-	2,328	-	-	-	-	-	-
2.6%	-	951	-	-	-	-	-	-

	$232,021	$91,745	$451,011	$153,433	$472,673	$9,262	$169,065	$110,579

	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

0.95%	$-	$38,260	$154,823	$4,191	$79,874	$3,105	$134,588	$118,820
1%	-	11,490	46,924	1,401	28,743	832	63,005	43,540
1.05%	-	1,434	10,497	140	9,141	26	8,612	10,247
1.1%	-	11,514	40,022	2,078	31,140	2,267	54,066	40,162
1.15%	-	5,087	30,806	740	18,648	1,756	22,624	12,859
1.2%	-	11,573	79,719	4,767	32,872	886	69,546	48,897
1.25%	465	7,413	14,177	539	6,988	1,002	12,199	4,761
1.3%	-	1,524	27,689	128	4,292	125	12,180	12,955
1.35%	-	2,656	22,887	1,053	11,994	1,168	11,267	8,380
1.4%	-	11,643	30,728	477	9,013	137	17,137	8,390
1.45%	-	469	2,860	175	3,316	117	2,731	783
1.5%	-	726	2,037	352	2,896	74	4,593	1,351
1.55%	-	820	5,988	356	3,600	-	2,413	1,442
1.6%	-	2,335	7,140	1,948	3,543	175	7,612	4,381
1.65%	-	724	3,717	766	3,813	72	8,926	3,695
1.7%	-	111	2,644	80	594	-	993	475
1.75%	-	736	2,591	145	4,017	166	4,337	6,451
1.8%	-	450	5,616	66	1,036	-	1,548	1,879
1.85%	-	189	5,993	192	759	-	477	616
1.9%	-	21	-	-	217	-	504	-
1.95%	-	647	10,280	1,670	1,615	33	351	4
2%	-	-	1,593	-	-	-	74	9
2.05%	-	-	68	-	540	-	450	173
2.1%	-	35	744	36	92	-	236	-
2.15%	-	-	-	-	-	-	86	-
2.2%	-	9	313	9	31	-	968	256
2.25%	-	-	165	-	10	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$465	$109,866	$510,021	$21,309	$258,784	$11,941	$441,523	$330,526

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

0.95%	$10,505	$2,762	$9,573	$-	$449,046	$313,060	$206,238	$-
1%	1,220	666	4,655	-	157,923	64,466	47,986	-
1.05%	422	-	1,280	-	25,231	12,644	6,539	-
1.1%	1,784	1,304	5,916	-	209,445	128,513	103,972	-
1.15%	996	565	1,627	-	114,992	65,566	50,920	-
1.2%	2,064	1,732	7,141	-	218,918	195,867	140,314	-
1.25%	971	348	1,224	-	42,186	32,778	19,322	-
1.3%	333	201	431	-	29,901	26,508	18,453	-
1.35%	244	73	297	-	59,324	39,120	37,561	-
1.4%	309	1,284	287	-	78,170	66,878	46,459	-
1.45%	35	-	68	-	9,256	7,199	3,948	-
1.5%	146	1,645	75	12,078	21,873	22,219	11,976	7,936
1.55%	439	-	43	-	13,816	9,480	8,706	-
1.6%	49	909	1,533	5,565	26,202	25,692	18,015	5,606
1.65%	107	1,389	882	7,533	30,047	23,877	24,256	3,901
1.7%	8	-	313	-	3,746	2,406	485	-
1.75%	-	689	977	3,967	9,789	14,889	8,488	3,637
1.8%	71	-	20	5,001	10,514	8,121	11,775	3,772
1.85%	-	-	-	-	1,574	1,358	1,270	-
1.9%	-	-	51	2,517	2,127	5,191	872	1,426
1.95%	-	886	616	8,523	1,704	11,700	798	8,531
2%	-	267	-	83	654	1,720	1,292	379
2.05%	105	919	501	2,203	2,427	11,464	1,311	5,297
2.1%	-	270	570	3,329	-	7,899	453	5,548
2.15%	-	205	-	166	-	636	-	736
2.2%	-	457	-	4,939	323	11,193	412	7,080
2.25%	343	-	708	-	14,781	9	107	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	230	-	684
2.4%	-	-	-	-	-	-	9	-
2.45%	-	482	155	97	-	836	-	676
2.5%	-	228	-	883	-	1,259	-	383
2.6%	-	97	-	1,298	-	1,776	-	198

	$20,151	$17,378	$38,943	$58,182	$1,533,969	$1,114,554	$771,937	$55,790

	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.95%	$8,858	$286	$-	$386,870	$-	$29,489	$-	$166,346
1%	2,131	79	-	174,403	-	11,678	-	88,022
1.05%	14	-	-	23,496	-	1,194	-	13,254
1.1%	1,175	401	-	156,785	-	20,781	-	79,320
1.15%	822	145	-	77,602	-	3,321	-	32,387
1.2%	2,825	105	-	202,021	-	13,550	-	97,072
1.25%	284	23	297	39,654	-	4,286	1,895	22,134
1.3%	8	346	-	32,580	-	1,931	-	14,712
1.35%	927	-	-	58,642	-	4,233	-	16,371
1.4%	654	22	-	56,304	-	2,450	-	22,677
1.45%	1	-	-	11,306	-	40	-	5,556
1.5%	23	65	-	17,832	9,851	1,551	-	5,879
1.55%	-	108	-	10,675	-	461	-	1,517
1.6%	-	42	-	13,169	4,687	1,082	-	5,751
1.65%	104	-	-	23,362	11,456	517	-	10,107
1.7%	-	-	-	2,447	-	576	-	678
1.75%	27	-	-	9,194	3,898	509	-	2,075
1.8%	30	-	-	10,140	1,280	191	-	2,408
1.85%	-	-	-	1,335	-	449	-	746
1.9%	-	-	-	685	1,899	-	-	805
1.95%	-	-	-	257	4,695	2	-	109
2%	-	-	-	189	310	-	-	-
2.05%	7	-	-	1,178	3,669	173	-	171
2.1%	-	-	-	-	8,817	-	-	18
2.15%	-	-	-	9	-	-	-	106
2.2%	7	-	-	1,336	2,330	-	-	574
2.25%	-	-	-	2,166	-	-	-	1
2.3%	-	-	-	-	-	-	-	12
2.35%	-	-	-	-	434	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	487	-	-	-
2.5%	-	-	-	-	186	-	-	-
2.6%	-	-	-	-	649	-	-	-

	$17,897	$1,622	$297	$1,313,637	$54,648	$98,464	$1,895	$588,808

	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

0.95%	$-	$872	$101	$136	$171	$1,572	$665	$119
1%	-	47	-	-	-	99	21	2
1.05%	-	-	-	-	-	-	-	-
1.1%	-	4,003	1,198	451	765	4,335	1,756	3,895
1.15%	-	1,775	496	96	301	1,120	416	2,095
1.2%	-	435	114	-	24	651	-	205
1.25%	-	458	1	50	46	-	-	58
1.3%	-	394	212	43	-	121	142	142
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	13,995	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	8,517	-	-	-	-	-	-	-
1.65%	13,113	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	2,581	-	-	-	-	-	-	-
1.8%	1,385	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	1,947	-	-	-	-	-	-	-
1.95%	14,208	-	-	-	-	-	-	-
2%	51	-	-	-	-	-	-	-
2.05%	3,680	-	-	-	-	-	-	-
2.1%	6,427	-	-	-	-	-	-	-
2.15%	227	-	-	-	-	-	-	-
2.2%	2,784	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,645	-	-	-	-	-	-	-
2.5%	1,578	-	-	-	-	-	-	-
2.6%	531	-	-	-	-	-	-	-

	$72,669	$7,984	$2,122	$776	$1,307	$7,898	$3,000	$6,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

0.95%	$1,653	$32	$-	$5,358	$-	$-	$-	$3,727
1%	152	-	-	252	-	-	-	11,702
1.05%	-	-	-	-	-	-	-	253
1.1%	10,334	195	183	12,297	-	-	-	22,472
1.15%	4,832	80	-	3,464	-	-	-	3,012
1.2%	472	-	-	39	-	-	-	10,104
1.25%	740	-	47	599	129	-	-	2,148
1.3%	78	-	-	260	-	-	-	3,939
1.35%	-	-	-	-	-	-	-	561
1.4%	-	-	-	-	-	-	-	774
1.45%	-	-	-	-	-	-	-	95
1.5%	-	-	-	-	-	3,573	23,167	525
1.55%	-	-	-	-	-	-	-	286
1.6%	-	-	-	-	-	2,553	12,208	3,001
1.65%	-	-	-	-	-	1,424	22,466	720
1.7%	-	-	-	-	-	-	-	1,855
1.75%	-	-	-	-	-	1,278	8,390	-
1.8%	-	-	-	-	-	1,172	3,756	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	1,663	6,602	-
1.95%	-	-	-	-	-	4,587	22,362	-
2%	-	-	-	-	-	514	661	-
2.05%	-	-	-	-	-	4,205	11,174	-
2.1%	-	-	-	-	-	2,761	17,655	-
2.15%	-	-	-	-	-	489	1,897	-
2.2%	-	-	-	-	-	2,249	11,397	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	226	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	409	1,715	-
2.5%	-	-	-	-	-	364	1,776	-
2.6%	-	-	-	-	-	95	3,739	-

	$18,261	$307	$230	$22,269	$129	$27,336	$149,191	$65,174

	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

0.95%	$130	$60,112	$47,512	$59,435	$55,348	$62,094	$95,651	$58,144
1%	48	7,100	14,440	10,785	28,093	22,902	49,560	17,311
1.05%	-	383	2,861	1,312	3,775	4,027	6,417	3,031
1.1%	4,491	8,704	15,781	9,137	13,143	13,503	19,352	15,672
1.15%	1,674	6,051	7,133	6,748	3,422	6,115	14,043	6,346
1.2%	119	22,186	31,167	28,107	35,973	25,714	71,619	21,714
1.25%	76	3,590	6,032	5,018	2,290	3,066	5,393	1,422
1.3%	11	1,360	6,969	2,656	12,126	5,343	23,462	1,988
1.35%	-	1,860	5,380	3,283	4,974	4,400	11,257	5,581
1.4%	-	2,911	14,280	7,483	4,311	1,808	8,895	5,253
1.45%	-	462	337	43	382	1,128	1,764	-
1.5%	-	241	702	2,266	1,628	3,644	2,404	155
1.55%	-	221	145	759	1,729	1,485	2,669	-
1.6%	-	1,263	1,406	1,241	232	1,176	1,313	945
1.65%	-	896	628	2,597	4,719	1,120	2,258	444
1.7%	-	21	457	218	431	174	428	28
1.75%	-	353	63	70	3,268	110	1,039	-
1.8%	-	356	607	90	671	769	1,806	614
1.85%	-	23	1,384	208	17	11	751	17
1.9%	-	21	21	-	22	2	-	-
1.95%	-	-	22	444	-	-	913	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	881	492	60	552	1,918	161
2.1%	-	-	-	98	-	-	94	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	26	-	437	779	68
2.25%	-	4,557	5,449	3,063	-	-	118	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$6,549	$122,671	$163,657	$145,579	$176,614	$159,580	$323,903	$138,894

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

0.95%	$742,707	$204,979	$407,682	$467,079	$79,304	$24,628	$108,048	$527,379
1%	29,565	7,276	13,148	18,787	2,282	528	1,895	20,829
1.05%	6,520	1,885	5,607	3,932	419	147	758	4,141
1.1%	913,689	202,315	395,629	482,144	83,070	48,055	150,521	530,396
1.15%	373,615	97,691	170,007	190,446	40,992	19,426	55,638	225,518
1.2%	51,183	9,022	16,270	17,104	2,646	1,042	5,087	21,105
1.25%	60,644	15,354	29,570	26,575	4,948	2,204	9,306	28,476
1.3%	12,284	5,278	7,966	4,359	597	145	1,458	8,555
1.35%	43,539	10,988	15,500	20,624	4,476	1,343	6,000	24,067
1.4%	245,525	43,160	115,662	86,593	17,141	4,460	43,113	107,858
1.45%	80,265	15,580	29,087	38,527	5,751	976	10,812	54,034
1.5%	30,114	5,431	17,043	23,262	2,633	155	2,407	29,305
1.55%	153,938	16,810	41,005	59,965	11,991	6,665	40,291	62,322
1.6%	84,351	17,704	45,246	41,830	8,050	1,336	11,675	58,424
1.65%	34,502	10,031	12,941	31,562	4,122	605	1,403	36,354
1.7%	2,144	35	386	772	286	147	315	1,215
1.75%	2,172	1,288	2,658	1,475	70	-	149	2,079
1.8%	6,732	1,754	4,357	5,041	332	760	2,904	4,478
1.85%	6,216	1,646	1,074	2,946	371	194	3,767	3,893
1.9%	156	27	314	221	6	-	3	338
1.95%	20,554	1,472	1,211	1,713	-	-	3,749	3,315
2%	4,259	621	8,056	2,438	144	-	1,959	2,778
2.05%	176	19	144	352	-	60	30	236
2.1%	102	65	54	51	-	228	21	20
2.15%	37	73	467	-	-	-	-	222
2.2%	9	-	-	-	-	-	-	-
2.25%	165	19	1,389	2,470	-	-	1,082	2,225
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2,905,163	$670,523	$1,342,473	$1,530,268	$269,631	$113,104	$462,391	$1,759,562

	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

0.95%	$248,696	$161,280	$61,225	$12,598	$38,677	$182,430	$17,915	$25,232
1%	8,496	3,754	859	280	651	18,766	516	539
1.05%	2,163	2,618	404	191	555	8,902	25	52
1.1%	289,865	174,358	73,896	14,797	46,739	170,192	30,214	40,206
1.15%	129,963	64,616	28,397	4,315	16,000	98,157	6,711	12,430
1.2%	10,316	6,961	2,091	1,034	2,386	5,542	1,301	1,289
1.25%	20,527	6,272	3,489	608	2,381	7,214	1,421	1,272
1.3%	4,957	326	480	227	168	1,740	222	33
1.35%	12,390	6,032	1,751	411	1,474	5,498	1,299	2,571
1.4%	48,843	25,967	17,402	2,364	10,351	35,222	4,398	8,079
1.45%	10,410	6,571	1,327	246	2,992	21,261	386	481
1.5%	12,058	12,202	1,576	86	1,239	7,399	571	668
1.55%	27,918	19,725	11,337	896	4,350	42,512	2,124	5,373
1.6%	27,367	12,366	2,813	799	2,892	26,838	1,860	2,196
1.65%	2,832	2,581	454	20	2,509	9,818	52	493
1.7%	271	134	98	22	245	455	223	56
1.75%	121	37	80	23	45	41	39	48
1.8%	2,074	1,178	1,303	-	349	1,383	151	326
1.85%	819	1,686	228	66	245	208	283	360
1.9%	120	122	-	-	14	54	15	-
1.95%	831	3,357	-	-	50	676	-	-
2%	1,026	2,378	182	66	429	4,714	-	115
2.05%	19	56	2	1	13	62	7	8
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	7	3,252	-	-	383	4,010	-	60
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$862,089	$517,829	$209,394	$39,050	$135,137	$653,094	$69,733	$101,887

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

0.95%	$279,122	$239,327	$23,720	$172,327	$130,388	$5,894	$9,058	$5,404
1%	6,050	6,897	437	617	24,561	927	5,054	1,804
1.05%	1,439	2,128	101	1,542	4,048	38	1,459	902
1.1%	332,849	255,460	39,610	238,025	72,090	728	418	334
1.15%	124,138	112,230	12,761	108,415	42,009	1,746	51	21
1.2%	11,441	10,077	1,335	6,937	98,664	4,805	1,054	800
1.25%	13,673	13,384	1,945	9,721	13,403	56	407	-
1.3%	2,980	741	109	3,150	12,394	320	154	-
1.35%	13,144	11,812	1,810	13,016	23,945	346	-	-
1.4%	70,593	48,760	4,028	50,723	28,503	454	42	-
1.45%	9,474	5,733	997	25,942	2,853	-	24	-
1.5%	13,506	12,892	339	11,973	8,244	94	338	-
1.55%	45,866	22,595	2,308	25,019	6,070	473	-	-
1.6%	27,157	15,341	2,511	32,577	11,329	87	-	-
1.65%	5,391	4,977	161	14,301	12,114	141	119	-
1.7%	541	558	150	355	893	104	-	-
1.75%	365	149	-	923	5,431	-	-	-
1.8%	3,457	2,889	-	1,572	7,828	-	-	-
1.85%	2,699	2,670	261	2,324	511	-	-	-
1.9%	113	114	-	163	523	26	-	-
1.95%	3,569	1,777	-	3,093	144	-	-	-
2%	1,546	808	116	2,563	222	-	-	-
2.05%	5	14	1	92	4,024	324	-	-
2.1%	32	20	-	48	53	-	-	-
2.15%	43	-	-	56	100	-	-	-
2.2%	-	-	-	-	529	-	-	-
2.25%	51	733	-	619	3	-	-	-
2.3%	-	-	-	-	20	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$969,244	$772,086	$92,700	$726,093	$510,896	$16,563	$18,178	$9,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	BF	SGRF	JPMCVP	WGIP

0.95%	$55,412	$26,684	$11,189	$15,017
1%	19,192	9,602	3,414	6,674
1.05%	3,653	1,543	724	3,302
1.1%	26,223	9,458	4,381	858
1.15%	8,720	4,537	1,348	247
1.2%	31,464	14,833	6,659	6,049
1.25%	4,060	2,946	965	684
1.3%	5,222	2,559	2,017	1,227
1.35%	6,363	2,482	1,116	72
1.4%	11,891	3,814	1,350	144
1.45%	634	349	123	13
1.5%	1,008	1,414	272	166
1.55%	3,055	1,251	358	379
1.6%	2,744	1,551	737	-
1.65%	4,233	807	270	11
1.7%	321	350	55	6
1.75%	1,536	221	71	-
1.8%	702	1,173	334	-
1.85%	210	132	88	3
1.9%	41	36	46	-
1.95%	192	173	-	-
2%	-	31	-	-
2.05%	144	51	160	-
2.1%	-	77	-	-
2.15%	-	-	-	-
2.2%	13	15	239	-
2.25%	-	440	-	-
2.3%	-	-	-	-
2.35%	-	-	-	-
2.4%	-	-	-	-
2.45%	-	-	-	-
2.5%	-	-	-	-
2.6%	-	-	-	-

	$187,033	$86,529	$35,916	$34,852

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $76,474,213 and $60,787,961, respectively, and total transfers from the Account to the fixed account were $230,731,783 and $258,700,749, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $40,928,605 and $19,706,594 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,961,432,920	0	$7,961,432,920
Net Accounts Payable of $41,279 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF (BBCMAG)	$11,851	$516,762
Large Cap VIF (BBGI)	32,694	1,499,369
Mid Cap Growth VIF (BBCA)	42,573	471,980
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	15,972,720	384,151
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	1,189,043	2,094
U.S. Equity Flex I Portfolio (WSCP)	4,879,654	211,568
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	11,476,045	3,012,739
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	13,227	8,080
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	12,379,551	18,190,167
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	4,882,100	5,790,964
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	96,534	2,772,426
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	397,854	2,906,556
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	21,033,098	18,419,106
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	2,807,917	8,812,543
Investors Growth Stock Series - Service Class (MIGSC)	6,724	15,974
Mid Cap Growth Series - Service Class (MMCGSC)	112,629	389,702
New Discovery Series - Service Class (MNDSC)	192,838	247,799
Value Series - Service Class (MVFSC)	11,332,735	13,626,605
Core Plus Fixed Income Portfolio - Class I (MSVFI)	8,839,658	12,560,891
Core Plus Fixed Income Portfolio - Class II (MSVF2)	148,306	230,965
Emerging Markets Debt Portfolio - Class I (MSEM)	1,201,638	3,795,504
Mid Cap Growth Portfolio- class I (MSVMG)	4,713,763	24,978,308
U.S. Real Estate Portfolio - Class I (MSVRE)	6,985,076	222,806,624
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	1,105,141	122,924
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	399,928	21,741
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	6,979,752	10,323,694
American Funds NVIT Bond Fund - Class II (GVABD2)	23,156,469	29,330,750
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	8,338,067	8,721,523
American Funds NVIT Growth Fund - Class II (GVAGR2)	14,488,498	8,904,493
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	4,408,384	3,189,169
Federated NVIT High Income Bond Fund - Class I (HIBF)	3,629,911	13,610,828
Federated NVIT High Income Bond Fund - Class III (HIBF3)	37,473,463	36,540,954
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	127,835	746,597
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	11,168,490	31,060,889
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	299,371	617,500
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	1,208	3,872
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	859,460	13,031,827
Gartmore NVIT International Equity Fund - Class I (GIG)	426,490	403,341
Gartmore NVIT International Equity Fund - Class III (GIG3)	7,657,855	19,032,058
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	21,502	9,607
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	117,835	1,371,724
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	693,295	3,377,219
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	102,122,127	10,237,535
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	734,631	5,854,577
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	1,535	11
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	1,516,297	1,325,338
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,359,396	1,398,445
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,223,361	2,708,232
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	5,350,696	2,253,161
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	7,906,469	3,218,520
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	3,610,953	1,574,025
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	4,728,928	3,004,770
NVIT Core Bond Fund - Class I (NVCBD1)	11,098,005	5,040,603
NVIT Core Bond Fund - Class II (NVCBD2)	608,462	48,363
NVIT Core Plus Bond Fund - Class II (NVLCP2)	7,469,340	4,079,697
NVIT Fund - Class I (TRF)	3,635,604	37,481,978
NVIT Fund - Class II (TRF2)	144,083	156,549
NVIT Global Financial Services Fund - Class I (GVGF1)	161	1,517
NVIT Global Financial Services Fund - Class III (GVGFS)	1,521,889	5,189,244
NVIT Government Bond Fund - Class I (GBF)	21,161,215	113,947,401
NVIT Government Bond Fund - Class II (GBF2)	1,049,050	3,463,032
NVIT Growth Fund - Class I (CAF)	1,100,118	4,316,244
NVIT Health Sciences Fund - Class I (GVGH1)	693	15,781
NVIT Health Sciences Fund - Class III (GVGHS)	3,805,394	14,748,328
NVIT International Index Fund - Class VIII (GVIX8)	1,361,596	1,197,500
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	5,929,525	15,631,471
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,475,097	3,623
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	860,998	132,615
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	10,976,612	25,971,592
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	67,743,309	83,449,352
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	10,428,186	36,796,429
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	7,666,909	33,224,572
NVIT Leaders Fund - Class I (GVUS1)	38	3,587
NVIT Leaders Fund - Class III (GVUSL)	509,250	4,218,683
NVIT Mid Cap Index Fund - Class I (MCIF)	5,849,560	30,394,580
NVIT Money Market Fund - Class I (SAM)	81,943,744	372,605,727
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	10,877	8
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	68,940,094	9,008,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	53	378
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,244,324	18,445,965
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	90,440	517,827
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	8,758,878	778,691
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,067,117	86,771
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	7,136,712	2,209,299
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	105,443,527	13,867,570
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	7,713,091	1,008,271
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	82,703,918	13,976,681
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,635,777	22,261,297
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	29,517	199,621
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	2,846,837	51,595,261
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	68,083	586,707
NVIT Multi-Manager Small Company Fund - Class I (SCF)	2,590,512	54,958,941
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	128,735	987,027
NVIT Multi-Sector Bond Fund - Class I (MSBF)	40,105,614	52,848,768
NVIT Short Term Bond Fund - Class II (NVSTB2)	31,348,628	11,474,574
NVIT Technology & Communications Fund - Class I (GGTC)	76,955	302,060
NVIT Technology & Communications Fund - Class III (GGTC3)	7,583,709	5,373,520
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	4,145	211,966
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	608,926	3,660,188
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,466,365	42,930
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	12,171	53
Templeton NVIT International Value Fund - Class III (NVTIV3)	5,418,189	489,786
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	8,093,320	28,210,395
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	101,522,843	17,052,010
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	13,334,416	16,796,061
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	4,305,475	283,530
Low Duration Portfolio - Advisor Class (PMVLAD)	19,542,480	1,195,508
V.I. Basic Balanced Fund - Series I (AVB)	98,900	138,521
V.I. Basic Value Fund - Series II (AVBV2)	8,099,240	15,927,512
V.I. Capital Appreciation Fund - Series I (AVCA)	12,652	15,200
V.I. Capital Appreciation Fund - Series II (AVCA2)	1,935,920	2,646,213
V.I. Capital Development Fund - Series II (AVCD2)	930,654	1,873,466
V.I. Core Equity Fund - Series I (AVGI)	175,020	75,590
V.I. Core Equity Fund - Series II (AVCE2)	232,595	761,572
V.I. Global Health Care Fund - Series I (IVHS)	37,510	37,130
V.I. Global Real Estate Fund - Series I (IVRE)	85,588	171,234
V.I. Large Cap Growth Fund - Series I (AVLCG)	6,175	425,930
VPS Growth and Income Portfolio - Class B (ALVGIB)	94,616	373,847
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	144,399	321,174
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	7,480,894	6,658,816
VP Income & Growth Fund - Class I (ACVIG)	3,731,439	20,220,893
VP Income & Growth Fund - Class II (ACVIG2)	114,945	412,218
VP Inflation Protection Fund - Class II (ACVIP2)	14,896,451	17,012,112
VP International Fund - Class I (ACVI)	843,899	40,569,346
VP International Fund - Class III (ACVI3)	1,118,468	40,232,669
VP Mid Cap Value Fund - Class I (ACVMV1)	6,067,441	9,583,201
VP Mid Cap Value Fund - Class II (ACVMV2)	74,993	54,488
VP Ultra(R) Fund - Class I (ACVU1)	228,886	8,689,625
VP Ultra(R) Fund - Class II (ACVU2)	54,641	1,576,850
VP Value Fund - Class I (ACVV)	12,190,638	89,020,840
VP Value Fund - Class II (ACVV2)	428,998	1,760,055
VP Vista(SM) Fund - Class I (ACVVS1)	274,518	11,005,178
VP Vista(SM) Fund - Class II (ACVVS2)	152	520,037
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	15,806,220	29,879,237
Stock Index Fund, Inc. - Initial Shares (DSIF)	39,369,388	75,047,933
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	711,625	6,538,884
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	674	13,530
Appreciation Portfolio - Initial Shares (DCAP)	8,790,780	17,843,295
Appreciation Portfolio - Service Shares (DCAPS)	289,118	859,981
Developing Leaders Portfolio - Initial Shares (DSC)	14,273	20,774
International Value Portfolio - Initial Shares (DVIV)	10,323	51,440
Capital Appreciation Fund II - Service Shares (FCA2S)	22,201	115,241
Clover Value Fund II - Service Shares (FALFS)	4,946	96,941
High Income Bond Fund II - Service Shares (FHIBS)	753,719	1,149,786
Market Opportunity Fund II - Service Shares (FVMOS)	5,149,923	6,589,496
Quality Bond Fund II - Primary Shares (FQB)	14,872,346	42,821,041
Quality Bond Fund II - Service Shares (FQBS)	1,173,854	1,916,560
Contrafund Portfolio - Service Class 2 (FC2)	437,255	2,094,772
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	78,696	794,928
VIP Fund - Contrafund Portfolio - Service Class (FCS)	7,243,912	82,022,035
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	7,213,754	18,462,849
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	7,541,154	77,542,453
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	260,520	2,080,392
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,164,698	4,504,330
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	6,500	7,835
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,193,973	3,252,122
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	64,432	15,375
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,186,988	1,557,557
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	30,198	70,499
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	900,896	5,659,050
VIP Fund - Growth Portfolio - Service Class (FGS)	966,356	31,288,455
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	79,162	702,672
VIP Fund - High Income Portfolio - Service Class (FHIS)	4,839,498	22,942,811
VIP Fund - High Income Portfolio - Service Class R (FHISR)	33,259,031	26,997,567
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	34,600,842	13,402,821
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	8,535,039	9,621,237
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	341,217	2,140,050
VIP Fund - Overseas Portfolio - Service Class (FOS)	602,709	5,559,560
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	236,442	1,240,523
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,849,028	12,398,957
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	9,879,282	20,785,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Franklin Income Securities Fund - Class 2 (FTVIS2)	14,016,505	11,336,348
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	13,779	137,049
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	6,026,248	10,150,417
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	8,085,023	7,351,746
Templeton Foreign Securities Fund - Class 2 (TIF2)	4,173	29,018
Templeton Foreign Securities Fund - Class 3 (TIF3)	6,226,602	11,815,536
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	17,553,326	11,473,672
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	2,316,960	493,394
Guardian Portfolio - I Class Shares (AMGP)	1,778,354	44,111,141
International Portfolio - S Class Shares (AMINS)	241,506	3,066,638
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	460,112	72,644,491
Partners Portfolio- I Class Shares (AMTP)	6,877,644	115,976,870
Regency Portfolio - S Class Shares (AMRS)	3,935,612	8,546,961
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	865,111	1,089,875
Socially Responsive Portfolio - I Class Shares (AMSRS)	492,843	2,083,819
Capital Appreciation Fund/VA - Service Class (OVCAFS)	78,242	665,743
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	2,981,472	30,402,653
Global Securities Fund/VA - Class 3 (OVGS3)	5,217,036	24,487,666
Global Securities Fund/VA - Non-Service Shares (OVGS)	3,137,225	13,524,526
Global Securities Fund/VA - Service Class (OVGSS)	128,784	592,206
High Income Fund/VA - Class 3 (OVHI3)	2,824,163	1,977,857
High Income Fund/VA - Non-Service Shares (OVHI)	0	154,344
High Income Fund/VA - Service Class (OVHIS)	190	14,875
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,971,683	27,136,732
Main Street Fund(R)/VA - Service Class (OVGIS)	85,253	596,188
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	16,032,936	17,847,659
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	3,800	23,846
MidCap Fund/VA - Non-Service Shares (OVAG)	855,992	12,593,075
Strategic Bond Fund/VA - Service Class (OVSBS)	842,691	1,158,160
Real Return Portfolio - Administrative Class (PMVRRA)	264,760	245,005
Series D (Global Series) (SBLD)	51,502	62,093
Series J (Mid Cap Growth Series) (SBLJ)	59,330	47,885
Series N (Managed Asset Allocation Series) (SBLN)	29,466	23,531
Series O (All Cap Value Series) (SBLO)	92,674	582,798
Series P (High Yield Series) (SBLP)	385,868	195,681
Series Q (Small Cap Value Series) (SBLQ)	106,041	156,989
Series V (Mid Cap Value Series) (SBLV)	285,278	280,563
Series X (Small Cap Growth Series) (SBLX)	27,883	15,704
Series Y (Select 25 Series) (SBLY)	16,906	11,756
Total Return Portfolio - Administrative Class (PMVTRA)	1,282,417	683,496
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	362	9,570
Capital Growth Portfolio - Class II (ACEG2)	128,537	306,104
Comstock Portfolio - Class II (ACC2)	472,612	2,185,491
Diversified Stock Fund Class A Shares (VYDS)	105,299	2,249,817
Micro-Cap Portfolio - Investment Class (ROCMC)	152,598	190,244
Blue Chip Growth Portfolio - II (TRBCG2)	7,019,204	20,729,946
Equity Income Portfolio - II (TREI2)	3,116,631	9,600,197
Limited-Term Bond Portfolio - II (TRLT2)	11,458,370	28,394,193
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	11,659,530	14,280,525
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,635,549	7,155,126
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	11,122,585	14,340,277
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	485,921	1,781,530
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	36,970,484	19,151,591
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	2,129,719	10,259,019
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	11,142,868	24,095,414
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	1,912,661	35,118,512
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,073,735	6,031,609
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,902,932	2,475,768
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	7,346,465	5,641,134
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	5,129,855	32,059,413
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	15,156,614	8,260,317
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	5,680,559	7,577,740
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	3,334,426	6,254,268
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	767,957	1,014,883
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	3,561,708	3,204,374
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	15,381,980	44,842,526
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	991,352	2,294,110
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	994,965	4,667,893
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	6,704,719	11,488,660
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,614,618	11,307,663
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	929,025	3,137,051
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	1,623,068	14,446,796
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	2,667,692	123,171,651
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	4,863,027	574,659
International Equity Flex I Portfolio (obsolete) (WIEP)	738	3,220,874
International Equity Flex II Portfolio (obsolete) (WVCP)	32,964	1,275,805
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	704,868	75,104,054
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	182,212	37,920,371
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)	267,356	17,648,804
U.S. Equity Flex II Portfolio (obsolete) (WGIP)	449,373	8,558,427

Total	$1,696,197,273	$3,528,181,343

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Manager Equity VIF (BBCMAG)
2009	0.95%	to	1.75%	79,522	$10.19	to	9.52	$780,089	0.86%	24.05%	to	22.87%
2008	0.95%	to	1.75%	110,981	8.21	to	7.75	884,049	1.32%	-38.81%	to	-39.38%
2007	0.95%	to	1.75%	152,662	13.42	to	12.79	1,993,781	2.69%	1.09%	to	0.33%
2006	0.95%	to	1.75%	167,149	13.27	to	12.75	2,170,620	1.06%	14.63%	to	13.76%
2005	0.95%	to	1.75%	173,891	11.58	to	11.2	1,977,946	1.46%	5.76%	to	4.95%
Large Cap VIF (BBGI)
2009	0.95%	to	1.75%	181,163	9.58	to	8.96	1,698,220	1.01%	17.37%	to	16.24%
2008	0.95%	to	1.90%	261,627	8.17	to	7.62	2,093,573	1.51%	-38.03%	to	-38.72%
2007	0.95%	to	1.90%	393,076	13.18	to	12.44	5,067,332	2.32%	-6.77%	to	-7.62%
2006	0.95%	to	2.00%	325,009	14.13	to	13.4	4,521,052	1.32%	20.13%	to	18.93%
2005	0.95%	to	2.00%	340,929	11.76	to	11.26	3,959,805	1.89%	5.89%	to	4.82%
Mid Cap Growth VIF (BBCA)
2009	0.95%	to	2.05%	93,676	12.21	to	11.14	1,121,159	0.00%	26.47%	to	24.76%
2008	0.95%	to	2.05%	117,435	9.66	to	8.93	1,112,358	0.00%	-52.24%	to	-52.82%
2007	0.95%	to	2.05%	194,644	20.22	to	18.93	3,836,231	0.00%	33.73%	to	32.32%
2006	0.95%	to	2.05%	212,034	15.12	to	14.31	3,142,013	0.43%	2.28%	to	1.21%
2005	0.95%	to	2.05%	221,842	14.78	to	14.14	3,227,954	0.00%	13.3%	to	12.12%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2009	0.95%	to	2.30%	1,329,525	12.1	to	12	16,061,460	2.54%	21.01%	to	19.95%	*
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2009	0.95%	to	1.20%	118,233	9	to	10.73	1,195,448	0.00%	-10.00%	to	7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2009	0.95%	to	1.85%	465,051	10.85	to	10.83	5,075,301	0.00%	8.51%	to	8.26%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	0.95%	to	2.30%	921,638	$12.04	to	11.13	10,981,625	0.00%	25.49%	to	23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	1.25%			7,927	14.31			113,433	2.77%	24%
2008	1.25%			7,919	11.54			91,385	2.94%	-17.11%
2007	1.25%			2,342	13.93			32,613	1.73%	8.9%
2006	1.25%			3,983	12.79			50,931	1.41%	9.04%
2005	1.25%			7,136	11.73			83,685	2.00%	6.32%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.95%	to	2.40%	14,689,565	9.53	to	12.59	138,297,870	0.01%	44.63%	to	42.3%
2008	0.95%	to	2.50%	15,992,721	6.59	to	8.75	105,562,337	0.01%	-44.84%	to	-45.72%
2007	0.95%	to	2.70%	19,196,350	11.94	to	15.84	237,096,056	0.17%	35.33%	to	33.04%
2006	0.95%	to	2.70%	20,957,631	8.83	to	11.9	208,004,922	0.13%	8.08%	to	6.22%
2005	0.95%	to	2.70%	25,585,852	8.17	to	11.21	235,739,185	0.01%	11.49%	to	9.6%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	0.95%	to	2.30%	1,031,386	12.72	to	11.44	12,931,641	0.00%	55.6%	to	53.35%
2008	0.95%	to	2.40%	1,067,580	8.18	to	7.41	8,611,584	0.09%	-44.43%	to	-45.3%
2007	0.95%	to	2.40%	1,356,019	14.71	to	13.55	19,686,825	0.31%	20.59%	to	18.9%
2006	0.95%	to	2.55%	1,632,227	12.2	to	11.31	19,619,098	0.00%	6.92%	to	5.25%
2005	0.95%	to	2.40%	1,809,622	11.41	to	10.81	20,407,786	0.00%	10.27%	to	8.69%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.95%	to	2.20%	4,618,124	4.2	to	3.7	19,180,095	0.00%	55.41%	to	53.45%
2008	0.95%	to	2.20%	5,376,361	2.7	to	2.41	14,382,179	0.09%	-44.5%	to	-45.21%
2007	0.95%	to	2.35%	7,228,127	4.87	to	4.33	34,779,860	0.30%	20.54%	to	18.9%
2006	0.95%	to	2.45%	10,187,641	4.04	to	3.61	40,276,993	0.00%	6.81%	to	5.25%
2005	0.95%	to	2.45%	12,377,329	3.78	to	3.43	45,930,367	0.00%	10.49%	to	8.85%
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%			475	$13.54			$6,437	0.83%	21.02%
2008	0.95%	to	2.50%	140,574	11.38	to	10.41	1,579,143	0.67%	-36.85%	to	-37.84%
2007	0.95%	to	2.50%	177,353	18.02	to	16.74	3,150,367	0.47%	5.12%	to	3.47%
2006	0.95%	to	2.45%	204,029	17.14	to	16.25	3,456,456	0.10%	9.72%	to	8.11%
2005	0.95%	to	2.25%	312,325	15.63	to	15.11	4,849,120	1.55%	9.86%	to	8.49%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.95%	to	2.70%	4,589,729	24.6	to	21.49	111,311,388	0.42%	77.37%	to	74%
2008	0.95%	to	2.70%	4,486,666	13.87	to	12.35	61,384,776	2.75%	-52.66%	to	-53.56%
2007	0.95%	to	2.70%	6,157,632	29.3	to	26.59	178,045,971	0.44%	26.85%	to	24.76%
2006	0.95%	to	2.65%	6,727,631	23.1	to	21.36	153,417,136	2.17%	45.31%	to	43.03%
2005	0.95%	to	2.50%	5,457,024	15.9	to	15.02	85,809,891	1.07%	30.77%	to	28.84%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.95%	to	2.20%	5,558,077	14.47	to	12.76	79,406,176	0.42%	77.37%	to	75.13%
2008	0.95%	to	2.25%	6,684,942	8.16	to	12.71	54,098,651	2.65%	-52.68%	to	-53.36%
2007	0.95%	to	2.50%	8,694,808	17.24	to	26.63	153,997,686	0.44%	26.8%	to	24.96%
2006	0.95%	to	2.50%	10,413,775	13.6	to	21.31	164,415,764	1.85%	45.24%	to	43.19%
2005	0.95%	to	2.50%	12,338,040	9.36	to	14.88	134,879,076	0.99%	30.69%	to	28.76%
Investors Growth Stock Series - Service Class (MIGSC)
2009	1.25%	to	2.25%	17,463	11.17	to	10.47	194,959	0.44%	37.36%	to	35.97%
2008	1.25%	to	2.25%	18,125	8.13	to	7.7	147,243	0.29%	-37.77%	to	-38.40%
2007	1.25%	to	2.25%	20,042	13.07	to	12.5	261,817	0.09%	9.63%	to	8.51%
2006	1.25%	to	2.25%	23,107	11.92	to	11.51	275,266	0.00%	5.97%	to	4.9%
2005	1.25%	to	2.25%	25,301	11.25	to	10.98	284,412	0.15%	2.93%	to	9.77%	*
Mid Cap Growth Series - Service Class (MMCGSC)
2009	1.5%	to	2.60%	210,034	7.86	to	7.21	1,610,125	0.00%	39.13%	to	37.58%
2008	1.50%	to	2.60%	234,916	5.65	to	5.24	1,299,560	0.00%	-52.32%	to	-52.86%
2007	1.50%	to	2.60%	259,737	11.85	to	11.11	3,023,470	0.00%	7.86%	to	6.65%
2006	1.50%	to	2.60%	304,947	10.98	to	10.42	3,298,879	0.00%	0.77%	to	-0.36%
2005	1.50%	to	2.60%	337,675	10.9	to	10.46	3,634,793	0.00%	1.32%	to	0.19%
New Discovery Series - Service Class (MNDSC)
2009	1.50%	to	2.60%	106,493	11.38	to	10.44	1,173,015	0.00%	60.48%	to	58.69%
2008	1.50%	to	2.60%	101,953	7.09	to	6.58	703,563	0.00%	-40.43%	to	-41.1%
2007	1.50%	to	2.60%	114,943	11.9	to	11.17	1,340,506	0.00%	0.71%	to	-0.42%
2006	1.50%	to	2.60%	143,980	11.82	to	11.21	1,675,133	0.00%	11.24%	to	10%
2005	1.50%	to	2.60%	162,284	10.62	to	10.19	1,702,676	0.00%	3.46%	to	2.31%
Value Series - Service Class (MVFSC)
2009	0.95%	to	2.60%	3,696,423	9.55	to	11.18	36,396,990	1.16%	21.29%	to	19.27%
2008	0.95%	to	2.65%	3,458,496	7.87	to	8.59	28,395,671	1.10%	-33.38%	to	-34.58%
2007	0.95%	to	2.65%	3,388,372	11.82	to	13.13	42,262,876	0.89%	6.57%	to	4.8%
2006	0.95%	to	2.60%	2,656,741	11.09	to	13.65	31,544,216	0.21%	10.91%	to	17.38%	*
2005	1.50%	to	2.60%	311,423	12.12	to	11.63	3,727,418	0.64%	4.87%	to	3.71%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.95%	to	1.85%	397,097	10.53	to	10.18	4,149,190	9.45%	8.6%	to	7.62%
2008	0.95%	to	2.20%	797,752	9.69	to	9.32	7,688,511	4.53%	-11.06%	to	-12.2%
2007	0.95%	to	2.20%	1,037,706	10.9	to	10.62	11,267,437	4.26%	4.45%	to	3.14%
2006	0.95%	to	2.15%	385,528	10.43	to	10.3	4,016,565	0.90%	4.34%	to	3.51%	*
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2009	1.50%	to	2.60%	63,439	$10.66	to	9.89	$659,139	6.43%	7.74%	to	6.54%
2008	1.50%	to	2.60%	75,504	9.9	to	9.29	731,256	4.73%	-11.8%	to	-12.78%
2007	1.50%	to	2.60%	93,300	11.22	to	10.65	1,030,437	3.94%	3.63%	to	2.47%
2006	1.50%	to	2.60%	60,560	10.83	to	10.39	647,614	4.75%	2.01%	to	0.88%
2005	1.50%	to	2.60%	37,278	10.61	to	10.3	391,951	2.96%	2.38%	to	1.24%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.95%	to	2.20%	466,768	23.82	to	29.48	13,214,085	7.81%	28.97%	to	27.35%
2008	0.95%	to	2.20%	586,733	18.47	to	23.15	12,992,341	7.09%	-15.78%	to	-16.86%
2007	0.95%	to	2.40%	837,101	21.93	to	27.34	22,021,247	6.99%	5.51%	to	4.01%
2006	0.95%	to	2.40%	1,142,148	20.79	to	26.29	28,742,683	8.28%	9.76%	to	8.2%
2005	0.95%	to	2.40%	1,499,114	18.94	to	24.29	34,255,801	7.61%	11.19%	to	9.63%
Mid Cap Growth Portfolio- class I (MSVMG)
2009	1.60%	to	1.75%	4,834	8.25	to	8.13	39,312	0.00%	55.14%	to	54.9%
2008	0.95%	to	2.20%	1,708,103	5.63	to	5.04	9,472,731	0.81%	-47.27%	to	-47.94%
2007	0.95%	to	2.20%	2,396,216	10.68	to	9.69	26,414,168	0.00%	21.49%	to	19.95%
2006	0.95%	to	2.65%	3,019,705	8.79	to	11.39	28,519,749	0.00%	8.24%	to	6.46%
2005	0.95%	to	2.25%	3,599,728	8.12	to	10.97	31,087,420	0.00%	16.45%	to	15.02%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.95%	to	1.75%	47,730	22.01	to	21.11	1,086,981	5.5%	27.13%	to	26.11%
2008	0.95%	to	2.85%	5,202,889	17.32	to	16.43	95,025,061	3.37%	-38.49%	to	-39.77%
2007	0.95%	to	2.85%	7,005,630	28.15	to	27.28	208,397,721	1.16%	-17.86%	to	-19.4%
2006	0.95%	to	2.85%	10,845,668	34.27	to	33.85	395,730,180	1.10%	36.74%	to	34.27%
2005	0.95%	to	2.85%	12,119,855	25.06	to	25.21	323,563,099	1.20%	15.94%	to	13.84%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.95%	to	1.70%	85,960	11.35	to	11.29	974,308	6.15%	13.46%	to	12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.95%	to	1.85%	31,259	12.48	to	12.41	389,738	1.14%	24.85%	to	24.14%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.95%	to	2.20%	3,655,535	9.38	to	8.95	34,018,642	0.07%	22.24%	to	20.7%
2008	0.95%	to	2.40%	3,842,337	7.67	to	7.37	29,292,495	2.23%	-30.44%	to	-31.51%
2007	0.95%	to	2.40%	4,327,066	11.03	to	10.77	47,520,986	2.50%	5.13%	to	3.63%
2006	0.95%	to	2.40%	2,062,762	10.49	to	10.39	21,601,072	3.35%	4.9%	to	3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.95%	to	2.20%	2,923,369	10.59	to	10.11	30,736,122	0.32%	11.08%	to	9.68%
2008	0.95%	to	2.40%	3,167,010	9.54	to	9.17	30,019,929	4.89%	-10.73%	to	-12.05%
2007	0.95%	to	2.55%	3,680,238	10.68	to	10.4	39,146,057	9.06%	2%	to	0.37%
2006	0.95%	to	2.20%	1,263,418	10.47	to	10.39	13,209,750	0.99%	4.72%	to	3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.95%	to	2.20%	2,651,292	10.4	to	9.92	27,381,129	0.00%	40.26%	to	38.34%
2008	0.95%	to	2.35%	2,607,903	7.42	to	7.14	19,230,688	2.63%	-39.22%	to	-40.13%
2007	0.95%	to	2.20%	2,609,463	12.2	to	11.95	31,717,801	2.69%	13.27%	to	11.84%
2006	0.95%	to	2.10%	1,678,343	10.77	to	10.69	18,050,298	0.13%	7.74%	to	6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.95%	to	2.25%	4,400,289	8.67	to	8.24	37,905,563	0.00%	37.46%	to	35.45%
2008	0.95%	to	2.35%	3,724,440	6.31	to	6.07	23,357,171	2.02%	-44.74%	to	-45.59%
2007	0.95%	to	2.20%	3,258,610	11.41	to	11.18	37,045,639	0.62%	10.83%	to	9.48%
2006	0.95%	to	2.20%	2,097,865	10.3	to	10.21	21,564,598	1.17%	2.99%	to	2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.95%	to	2.05%	1,422,326	7.81	to	7.58	11,047,272	0.00%	29.45%	to	28.01%
2008	0.95%	to	2.40%	1,149,098	6.03	to	5.88	6,904,722	2.50%	-38.65%	to	-39.62%
2007	0.95%	to	2.00%	537,058	9.83	to	9.76	5,271,094	2.43%	-1.71%	to	-2.4%	*
(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.95%	to	2.20%	2,432,766	$16.22	to	12.59	$38,123,665	9.44%	44.61%	to	42.79%
2008	0.95%	to	2.30%	3,127,646	11.21	to	9.12	33,826,109	8.67%	-28.67%	to	-29.68%
2007	0.95%	to	2.30%	4,627,823	15.72	to	12.97	69,992,650	7.15%	2.15%	to	0.79%
2006	0.95%	to	2.50%	6,422,082	15.39	to	12.66	95,058,287	6.90%	9.56%	to	7.88%
2005	0.95%	to	2.50%	8,998,545	14.05	to	11.74	121,811,097	6.73%	1.41%	to	-0.14%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.95%	to	2.20%	5,022,438	12.08	to	11.39	60,129,567	8.74%	44.69%	to	42.82%
2008	0.95%	to	2.65%	4,616,958	8.35	to	7.84	38,241,066	7.69%	-28.78%	to	-30.04%
2007	0.95%	to	2.65%	3,454,996	11.73	to	11.21	40,229,839	7.23%	2.18%	to	0.46%
2006	0.95%	to	2.65%	5,044,302	11.47	to	11.16	57,586,745	7.11%	9.55%	to	7.71%
2005	0.95%	to	2.65%	3,808,514	10.47	to	10.36	39,805,529	8.70%	4.74%	to	3.56%	*
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.95%	to	2.05%	92,773	23.3	to	21.01	2,128,566	1.19%	61.76%	to	59.97%
2008	0.95%	to	2.10%	117,608	14.4	to	11.28	1,661,841	1.11%	-58.16%	to	-58.71%
2007	0.95%	to	2.15%	168,853	34.42	to	27.22	5,566,627	0.66%	44.19%	to	42.63%
2006	0.95%	to	2.15%	210,317	23.87	to	19.08	4,768,329	0.70%	35.42%	to	33.95%
2005	0.95%	to	2.15%	260,253	17.63	to	14.25	4,361,320	0.58%	31.38%	to	29.92%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.95%	to	2.45%	2,343,389	25.54	to	22.73	59,011,515	1.29%	61.93%	to	59.09%
2008	0.95%	to	2.65%	2,568,733	15.77	to	14.09	39,928,488	1.05%	-58.23%	to	-59.01%
2007	0.95%	to	2.65%	4,177,260	37.76	to	34.38	155,857,887	0.66%	44.16%	to	41.87%
2006	0.95%	to	2.65%	4,406,546	26.19	to	24.23	114,010,525	0.72%	35.35%	to	33.2%
2005	0.95%	to	2.45%	4,965,345	19.35	to	18.33	95,170,769	0.52%	31.4%	to	29.54%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2009	1.50%	to	2.60%	57,783	19.68	to	18.47	1,113,594	1.11%	60.64%	to	58.85%
2008	1.50%	to	2.50%	57,587	12.25	to	11.68	694,612	0.97%	-58.5%	to	-58.92%
2007	1.50%	to	2.60%	83,699	29.52	to	28.34	2,439,812	0.63%	43.26%	to	41.65%
2006	1.50%	to	2.60%	68,138	20.61	to	20	1,391,052	0.65%	34.51%	to	33.02%
2005	1.50%	to	2.45%	39,305	15.32	to	15.08	598,733	0.49%	30.51%	to	29.25%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%			1,356	16.23			22,007	3.98%	6.66%
2008	1.25%			1,501	15.22			22,846	2.73%	-33.78%
2007	1.25%			3,488	22.98			80,150	2.52%	18.92%
2006	1.25%			3,870	19.32			74,779	2.52%	35.85%
2005	1.25%			4,277	14.22			60,835	2.07%	5.06%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95%	to	2.25%	617,366	15.35	to	13.82	9,320,767	3.54%	6.95%	to	5.55%
2008	0.95%	to	2.65%	1,126,815	14.35	to	12.75	15,873,203	2.95%	-33.54%	to	-34.72%
2007	0.95%	to	2.65%	1,589,344	21.59	to	19.54	33,738,996	2.31%	19.24%	to	17.31%
2006	0.95%	to	2.40%	2,128,548	18.11	to	16.87	38,016,144	2.48%	36.29%	to	34.39%
2005	0.95%	to	2.55%	1,719,422	13.29	to	12.48	22,577,766	2.40%	5.47%	to	3.87%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.95%	to	1.85%	108,942	10.94	to	10.05	1,173,520	0.96%	28.49%	to	27.32%
2008	0.95%	to	1.85%	95,197	8.51	to	7.9	799,141	1.41%	-46.57%	to	-47.06%
2007	0.95%	to	1.85%	100,313	15.94	to	14.92	1,534,448	0.42%	25.93%	to	24.78%
2006	0.95%	to	2.10%	121,194	12.65	to	10.95	1,468,870	1.17%	31.71%	to	30.34%
2005	0.95%	to	2.10%	138,198	9.61	to	8.4	1,272,654	0.96%	28.98%	to	27.58%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.95%	to	2.45%	1,606,441	$17.35	to	15.44	$27,490,845	1.02%	28.44%	to	26.23%
2008	0.95%	to	2.65%	1,835,707	13.51	to	12.07	24,390,061	1.24%	-46.55%	to	-47.52%
2007	0.95%	to	2.65%	2,612,842	25.28	to	22.99	65,136,925	0.44%	25.93%	to	23.91%
2006	0.95%	to	2.45%	2,362,026	20.07	to	18.73	46,790,507	1.12%	31.69%	to	29.87%
2005	0.95%	to	2.55%	1,621,932	15.24	to	14.37	24,441,820	0.83%	28.94%	to	26.97%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	1.25%			8,052	6.98			56,219	0.85%	27.83%			*
2008	1.25%			5,501	5.46			30,035	1.01%	-45.38%			*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2009	0.95%	to	2.20%	586,309	13.82	to	9.34	7,979,898	1.04%	23.82%	to	22.25%
2008	0.95%	to	2.20%	726,959	11.16	to	7.64	7,984,545	0.74%	-44.87%	to	-45.57%
2007	0.95%	to	2.20%	930,932	20.25	to	14.04	18,529,122	0.39%	18.75%	to	17.25%
2006	0.95%	to	2.50%	1,244,511	17.05	to	12.53	20,854,713	0.82%	24.69%	to	22.86%
2005	0.95%	to	2.50%	1,665,870	13.67	to	10.2	22,435,929	0.92%	18.21%	to	16.45%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.95%	to	2.20%	352,465	18.61	to	17.1	6,481,949	1.03%	23.81%	to	22.25%
2008	0.95%	to	2.20%	421,671	15.03	to	13.99	6,267,551	0.65%	-44.86%	to	-45.55%
2007	0.95%	to	2.30%	672,810	27.26	to	25.68	18,153,268	0.53%	18.8%	to	17.29%
2006	0.95%	to	2.45%	716,442	22.95	to	21.77	16,294,946	0.93%	24.62%	to	22.85%
2005	0.95%	to	2.40%	703,872	18.42	to	17.75	12,874,064	0.71%	18.21%	to	16.57%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.95%	to	2.30%	13,082,723	7.8	to	7.6	101,820,966	0.18%	51.51%	to	49.15%
2008	0.95%	to	1.65%	24,053	5.15	to	5.12	123,576	0.00%	-48.51%	to	-48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.95%	to	2.20%	545,466	8	to	7.81	4,351,485	0.47%	30.29%	to	28.45%
2008	0.95%	to	2.20%	1,045,538	6.14	to	6.08	6,412,440	0.50%	-38.61%	to	-39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	2.20%			217	7.81			1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2009	0.95%	to	1.40%	291,521	8.15	to	8.07	2,370,573	0.96%	27.97%	to	27.21%
2008	0.95%	to	1.65%	203,409	6.37	to	6.34	1,293,902	1.60%	-36.28%	to	-36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2009	0.95%	to	1.75%	589,939	9.42	to	9.29	5,537,130	2.17%	18.68%	to	17.72%
2008	0.95%	to	1.65%	382,103	7.94	to	7.9	3,028,279	1.57%	-20.62%	to	-20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2009	0.95%	to	1.80%	418,388	8.87	to	8.75	3,698,081	1.41%	22.98%	to	21.93%
2008	0.95%	to	1.80%	559,727	7.21	to	7.17	4,026,132	1.69%	-27.86%	to	-28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2009	0.95%	to	1.85%	581,196	10.18	to	10.02	5,894,080	2.88%	11.95%	to	10.93%
2008	0.95%	to	2.00%	283,337	9.09	to	9.03	2,573,288	1.66%	-9.09%	to	-9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2009	0.95%	to	1.85%	1,273,021	9.15	to	9	11,603,008	1.95%	20.79%	to	19.61%
2008	0.95%	to	1.85%	742,815	7.57	to	7.52	5,617,401	1.74%	-24.27%	to	-24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2009	0.95%	to	1.60%	487,057	8.59	to	8.49	4,172,398	1.51%	25.38%	to	24.55%
2008	0.95%	to	1.65%	303,444	6.85	to	6.81	2,076,138	1.62%	-31.5%	to	-31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2009	0.95%	to	1.85%	633,405	9.7	to	9.55	6,123,239	2.42%	16.56%	to	15.47%
2008	0.95%	to	1.85%	445,889	8.32	to	8.27	3,703,801	2.01%	-16.81%	to	-17.34%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.95%	to	2.30%	669,759	10.65	to	10.41	7,107,261	3.38%	7.75%	to	6.31%
2008	0.95%	to	2.05%	109,155	9.88	to	9.81	1,077,426	3.03%	-1.18%	to	-1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2009	1.50%	to	2.50%	63,999	10.51	to	10.33	668,098	3.22%	6.96%	to	5.88%
2008	1.50%	to	2.50%	10,259	9.82	to	9.76	100,446	3.99%	-1.76%	to	-2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2009	0.95%	to	2.20%	344,564	11.38	to	11.14	3,910,872	5.36%	15.33%	to	13.88%
2008	0.95%	to	1.65%	53,319	9.87	to	9.82	525,408	3.84%	-1.34%	to	-1.8%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Fund - Class I (TRF)
2009	0.95%	to	2.30%	11,511,657	$11.21	to	8.07	$127,435,570	1.32%	24.9%	to	22.98%
2008	0.95%	to	2.65%	13,778,445	8.97	to	6.33	122,081,060	1.37%	-42.11%	to	-43.17%
2007	0.95%	to	2.65%	18,302,786	15.5	to	11.15	279,523,271	1.05%	7.15%	to	5.36%
2006	0.95%	to	2.65%	23,824,168	14.47	to	10.58	339,222,705	1.89%	12.55%	to	10.67%
2005	0.95%	to	2.65%	29,996,004	12.85	to	9.56	380,305,497	0.88%	6.42%	to	4.65%
NVIT Fund - Class II (TRF2)
2009	1.50%	to	2.60%	90,233	9.72	to	8.92	855,533	1.09%	23.67%	to	22.29%
2008	1.50%	to	2.60%	87,219	7.86	to	7.29	671,229	1.14%	-42.49%	to	-43.13%
2007	1.50%	to	2.60%	115,811	13.66	to	12.82	1,545,946	0.76%	6.27%	to	5.07%
2006	1.50%	to	2.60%	181,993	12.86	to	12.2	2,282,112	0.92%	11.7%	to	10.46%
2005	1.50%	to	2.60%	195,744	11.51	to	11.05	2,210,461	0.67%	5.44%	to	4.26%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%			294	12.61			3,712	1.13%	30.11%
2008	1.25%			346	9.69			3,353	1.82%	-46.95%
2007	1.25%			1,311	18.27			23,954	3.02%	-2.3%
2006	1.25%			1,731	18.7			32,372	1.24%	18.82%
2005	1.25%			2,396	15.74			37,710	1.26%	9.77%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95%	to	2.15%	331,596	13.3	to	12.08	4,332,608	1.1%	30.68%	to	29.09%
2008	0.95%	to	2.40%	450,548	10.18	to	9.2	4,511,348	2.07%	-46.73%	to	-47.6%
2007	0.95%	to	2.65%	451,291	19.11	to	17.29	8,480,901	2.92%	-2.07%	to	-3.71%
2006	0.95%	to	2.65%	674,775	19.51	to	17.96	12,967,114	2.05%	19.2%	to	17.25%
2005	0.95%	to	2.60%	740,148	16.37	to	15.35	11,984,534	1.58%	10.12%	to	8.35%
NVIT Government Bond Fund - Class I (GBF)
2009	0.95%	to	2.45%	18,571,113	17.17	to	13.31	298,915,230	3.28%	1.71%	to	0.2%
2008	0.95%	to	2.70%	25,449,213	16.88	to	12.95	401,600,441	4.25%	6.7%	to	4.84%
2007	0.95%	to	2.55%	29,988,338	15.82	to	12.52	441,809,358	4.36%	6.13%	to	4.44%
2006	0.95%	to	2.55%	34,986,437	14.91	to	11.99	483,859,446	3.96%	2.36%	to	0.72%
2005	0.95%	to	2.60%	42,401,094	14.56	to	11.86	575,425,464	3.64%	2.29%	to	0.6%
NVIT Government Bond Fund - Class II (GBF2)
2009	1.50%	to	2.60%	853,076	12.65	to	11.6	10,524,843	3.1%	0.89%	to	-0.23%
2008	1.50%	to	2.60%	1,063,595	12.54	to	11.63	13,041,427	3.97%	5.87%	to	4.69%
2007	1.50%	to	2.60%	1,206,275	11.84	to	11.11	14,003,822	4.17%	5.3%	to	4.12%
2006	1.50%	to	2.60%	1,305,790	11.24	to	10.67	14,449,913	3.79%	1.46%	to	0.33%
2005	1.50%	to	2.60%	1,433,490	11.08	to	10.64	15,694,602	3.40%	1.47%	to	0.34%
NVIT Growth Fund - Class I (CAF)
2009	0.95%	to	2.05%	4,093,988	7.5	to	4.7	29,698,562	0.56%	32.2%	to	30.74%
2008	0.95%	to	2.50%	4,801,429	5.67	to	3.62	26,271,368	0.27%	-39.29%	to	-40.29%
2007	0.95%	to	2.50%	6,528,710	9.34	to	6.06	58,670,198	0.17%	18.4%	to	16.62%
2006	0.95%	to	2.50%	8,225,494	7.89	to	5.2	62,375,925	0.05%	5.16%	to	3.55%
2005	0.95%	to	2.50%	10,681,078	7.5	to	5.02	77,433,925	0.08%	5.49%	to	3.88%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%			5,321	12.54			66,726	0.29%	17.67%
2008	1.25%			6,333	10.66			67,510	0.29%	-26.15%
2007	1.25%			7,058	14.43			101,855	0.08%	11.74%
2006	1.25%			7,575	12.92			97,832	0.00%	1.43%
2005	1.25%			8,212	12.73			104,566	0.00%	7.09%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95%	to	2.60%	1,040,801	13.12	to	11.48	13,394,642	0.3%	17.98%	to	16.02%
2008	0.95%	to	2.65%	1,656,216	11.12	to	9.87	18,079,598	0.26%	-25.94%	to	-27.26%
2007	0.95%	to	2.65%	1,469,574	15.01	to	13.57	21,665,919	0.07%	12.15%	to	10.26%
2006	0.95%	to	2.65%	1,954,346	13.38	to	12.31	25,738,556	0.00%	1.73%	to	0.01%
2005	0.95%	to	2.65%	2,518,573	13.16	to	12.31	32,740,994	0.00%	7.4%	to	5.6%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT International Index Fund - Class VIII (GVIX8)
2009	0.95%	to	1.85%	362,938	$8.48	to	8.2	$3,066,717	2.76%	27.39%	to	26.23%
2008	0.95%	to	2.20%	274,031	6.65	to	6.43	1,817,251	1.83%	-43.63%	to	-44.42%
2007	0.95%	to	2.20%	362,329	11.8	to	11.56	4,265,033	1.50%	8.34%	to	6.97%
2006	0.95%	to	2.25%	115,357	10.89	to	10.8	1,254,445	1.67%	8.94%	to	7.99%	*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.95%	to	2.60%	4,157,079	12.47	to	10.91	50,579,875	1%	26%	to	23.73%
2008	0.95%	to	2.65%	4,774,409	9.9	to	8.79	46,171,625	2.06%	-37.44%	to	-38.58%
2007	0.95%	to	2.65%	5,211,450	15.82	to	14.31	80,716,360	1.96%	4.95%	to	3.2%
2006	0.95%	to	2.65%	6,062,158	15.08	to	13.86	89,691,367	2.02%	15.76%	to	13.85%
2005	0.95%	to	2.65%	5,839,704	13.02	to	12.18	74,890,629	1.87%	6.91%	to	5.13%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.95%	to	1.85%	127,959	11.57	to	11.5	1,477,660	1.94%	15.66%	to	15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.95%	to	1.20%	61,529	12.13	to	12.11	745,662	1.69%	21.27%	to	21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.95%	to	2.6%	5,109,651	12.47	to	10.91	62,303,928	1.86%	8.05%	to	6.25%
2008	0.95%	to	2.65%	6,279,027	11.54	to	10.25	70,932,244	3.37%	-6.92%	to	-8.51%
2007	0.95%	to	2.65%	7,077,704	12.4	to	11.2	86,027,776	3.28%	4.37%	to	2.6%
2006	0.95%	to	2.65%	8,816,232	11.88	to	10.91	102,990,687	3.08%	5.16%	to	3.38%
2005	0.95%	to	2.65%	9,613,350	11.29	to	10.56	107,088,116	2.76%	2.33%	to	0.6%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.95%	to	2.60%	24,580,501	11.28	to	11.07	303,672,799	1.42%	5.32%	to	15.97%
2008	0.95%	to	2.65%	25,414,593	10.71	to	9.51	265,963,303	2.73%	-23.93%	to	-25.27%
2007	0.95%	to	2.65%	32,085,878	14.08	to	12.73	442,506,944	2.66%	4.65%	to	2.89%
2006	0.95%	to	2.65%	36,140,122	13.45	to	12.37	477,611,346	2.40%	10.3%	to	8.45%
2005	0.95%	to	2.65%	37,043,015	12.2	to	11.4	445,329,806	2.28%	4.35%	to	2.6%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.95%	to	2.60%	11,933,118	12.7	to	11.12	147,623,643	1.2%	23.21%	to	21.16%
2008	0.95%	to	2.85%	14,184,832	10.31	to	9.03	142,707,758	2.41%	-32.04%	to	-33.4%
2007	0.95%	to	2.85%	17,437,628	15.17	to	13.55	258,849,290	2.30%	5.14%	to	3.17%
2006	0.95%	to	2.85%	19,708,022	14.43	to	13.14	278,982,910	2.19%	13.46%	to	11.34%
2005	0.95%	to	2.85%	20,208,078	12.72	to	11.8	253,047,764	2.10%	6.06%	to	4.08%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.95%	to	2.60%	7,849,777	12.71	to	11.13	97,464,346	1.65%	13.47%	to	11.58%
2008	0.95%	to	2.65%	9,861,417	11.2	to	9.95	107,990,890	3.08%	-15.85%	to	-17.32%
2007	0.95%	to	2.65%	11,879,449	13.31	to	12.03	154,894,244	3.02%	4.85%	to	3.08%
2006	0.95%	to	2.65%	13,785,352	12.7	to	11.67	171,885,452	2.72%	7.4%	to	5.59%
2005	0.95%	to	2.65%	15,406,649	11.82	to	11.06	179,533,287	2.60%	3.5%	to	1.75%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%			221	8.28			1,830	0.78%	-50.53%
2007	1.25%			241	16.74			4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95%	to	2.20%	503,325	$12.24	to	11.06	6,073,923	0.85%	32.62%	to	30.95%
2008	0.95%	to	2.25%	663,781	9.23	to	8.43	6,047,515	0.76%	-50.42%	to	-51.13%
2007	0.95%	to	2.25%	854,701	18.61	to	17.25	15,708,795	0.96%	10.49%	to	9.1%
2006	0.95%	to	2.65%	1,305,544	16.84	to	15.5	21,591,447	0.73%	15.02%	to	13.12%
2005	0.95%	to	2.65%	974,521	14.64	to	13.7	14,087,780	1.51%	9.26%	to	7.46%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.95%	to	2.30%	5,661,511	$20.54	to	16.09	$120,603,219	0.95%	35.46%	to	33.44%
2008	0.95%	to	2.45%	7,039,039	15.16	to	11.88	110,411,233	1.23%	-37.07%	to	-38.08%
2007	0.95%	to	2.70%	9,280,128	24.09	to	18.75	231,258,728	1.40%	6.53%	to	4.7%
2006	0.95%	to	2.70%	12,312,327	22.62	to	17.9	289,809,079	1.14%	8.85%	to	6.99%
2005	0.95%	to	2.70%	14,674,682	20.78	to	16.74	316,647,935	1.01%	11.04%	to	9.15%
NVIT Money Market Fund - Class I (SAM)
2009	0.95%	to	2.70%	31,981,566	12.84	to	10.08	394,485,878	0.04%	-0.91%	to	-2.66%
2008	0.95%	to	2.70%	55,065,021	12.96	to	10.35	684,634,966	2.01%	1.08%	to	-0.69%
2007	0.95%	to	2.70%	49,223,324	12.82	to	10.43	604,987,318	4.73%	3.79%	to	1.97%
2006	0.95%	to	2.60%	45,891,908	12.35	to	10.07	541,867,251	4.73%	3.54%	to	1.82%
2005	0.95%	to	2.60%	45,063,953	11.93	to	9.89	515,102,832	2.84%	1.7%	to	0.01%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2009	1.10%			813	13.48			10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.95%	to	2.40%	9,022,689	8.25	to	8.03	74,212,142	0.87%	35.16%	to	32.99%
2008	0.95%	to	2.20%	634,973	6.1	to	6.04	3,869,465	0.11%	-38.99%	to	-39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2009	1.25%			230	11.82			2,718	1.88%	27.89%
2008	1.25%			249	9.24			2,301	1.55%	-47.15%
2007	1.25%			269	17.49			4,704	1.71%	1.42%
2006	1.25%			290	17.24			5,000	1.84%	20.88%
2005	1.25%			313	14.26			4,465	1.14%	10.39%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.95%	to	2.20%	1,150,634	15.49	to	14.23	17,575,662	2.06%	28.6%	to	26.98%
2008	0.95%	to	2.25%	1,767,075	12.04	to	11.2	21,040,830	1.71%	-46.84%	to	-47.63%
2007	0.95%	to	2.40%	2,772,176	22.65	to	21.23	62,192,874	2.18%	1.95%	to	0.51%
2006	0.95%	to	2.65%	3,773,123	22.22	to	20.92	83,144,686	2.01%	21.58%	to	19.6%
2005	0.95%	to	2.65%	3,202,480	18.28	to	17.49	58,153,730	1.57%	10.99%	to	9.16%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2009	1.50%	to	2.60%	67,302	10.37	to	9.73	687,819	0.99%	27.55%	to	26.12%
2008	1.50%	to	2.60%	78,668	8.13	to	7.71	631,418	1.60%	-47.26%	to	-47.85%
2007	1.50%	to	2.60%	106,356	15.41	to	14.79	1,622,051	2.12%	1.15%	to	0.01%
2006	1.50%	to	2.60%	110,527	15.23	to	14.79	1,669,584	2.05%	20.58%	to	19.23%
2005	1.50%	to	2.45%	67,378	12.63	to	12.43	847,614	1.29%	10.13%	to	9.07%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.95%	to	2.20%	1,116,209	8.13	to	7.94	9,044,189	0.86%	28.54%	to	26.74%
2008	0.95%	to	1.60%	8,873	6.32	to	6.3	56,087	0.27%	-36.76%	to	-37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2009	1.50%	to	2.60%	138,048	8.02	to	7.87	1,101,310	0.48%	27.41%	to	25.99%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2009	0.95%	to	2.60%	671,187	7.96	to	7.74	5,292,201	1.17%	26.2%	to	24.1%
2008	0.95%	to	2.20%	14,426	6.31	to	6.25	90,859	0.69%	-36.92%	to	-37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.95%	to	2.40%	13,643,300	7.86	to	7.65	106,907,689	0.00%	25.91%	to	23.87%
2008	0.95%	to	2.20%	246,427	6.24	to	6.18	1,535,794	0.00%	-37.6%	to	-38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2009	1.20%	to	2.10%	970,197	7.79	to	7.67	7,545,630	0.00%	25.19%	to	24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.95%	to	2.25%	9,387,443	8.68	to	8.49	81,175,736	1.17%	29.23%	to	27.53%
2008	0.95%	to	2.20%	457,440	6.71	to	6.65	3,067,897	1.04%	-32.85%	to	-33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.95%	to	2.20%	2,405,794	11.76	to	10.27	27,692,099	0.00%	26.25%	to	24.66%
2008	0.95%	to	2.65%	2,959,328	9.31	to	7.87	26,975,411	0.00%	-46.93%	to	-47.93%
2007	0.95%	to	2.65%	3,798,082	17.55	to	15.12	65,218,049	0.00%	8.7%	to	6.87%
2006	0.95%	to	2.65%	5,120,028	16.14	to	14.15	80,726,968	0.00%	2.23%	to	0.52%
2005	0.95%	to	2.65%	5,993,892	15.79	to	14.08	92,742,674	0.00%	7.07%	to	5.29%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2009	1.50%	to	2.60%	75,333	$8.1	to	7.43	$594,293	0.00%	25.28%	to	23.88%
2008	1.50%	to	2.60%	93,131	6.47	to	6	588,793	0.00%	-47.34%	to	-47.93%
2007	1.50%	to	2.60%	103,133	12.28	to	11.52	1,241,038	0.00%	7.85%	to	6.64%
2006	1.50%	to	2.60%	122,637	11.38	to	10.8	1,373,239	0.00%	1.44%	to	0.31%
2005	1.50%	to	2.60%	180,755	11.22	to	10.77	2,007,699	0.00%	6.12%	to	4.94%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.95%	to	2.40%	5,299,089	20	to	14.61	119,917,757	0.58%	25.02%	to	23.19%
2008	0.95%	to	2.85%	6,639,101	16	to	13.6	120,429,640	1.07%	-32.8%	to	-34.17%
2007	0.95%	to	2.85%	9,022,810	23.81	to	20.66	244,691,979	1.12%	-7.78%	to	-9.53%
2006	0.95%	to	2.85%	12,096,038	25.82	to	22.84	359,425,766	0.44%	16.18%	to	14.02%
2005	0.95%	to	2.85%	15,479,024	22.22	to	20.03	393,884,010	0.06%	2.1%	to	0.19%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2009	1.50%	to	2.60%	123,050	11.13	to	10.21	1,335,668	0.54%	23.97%	to	22.59%
2008	1.50%	to	2.60%	148,938	8.98	to	8.33	1,308,555	0.86%	-33.32%	to	-34.06%
2007	1.50%	to	2.60%	199,657	13.47	to	12.64	2,640,730	0.94%	-8.63%	to	-9.66%
2006	1.50%	to	2.60%	241,778	14.74	to	13.99	3,513,687	0.22%	15.35%	to	14.06%
2005	1.50%	to	2.60%	265,601	12.78	to	12.26	3,359,146	0.00%	1.24%	to	0.12%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.95%	to	2.25%	6,145,117	18.81	to	11.32	125,332,191	0.27%	33.42%	to	31.67%
2008	0.95%	to	2.65%	7,666,352	14.1	to	12.51	117,309,267	0.78%	-38.78%	to	-39.91%
2007	0.95%	to	2.70%	10,099,992	23.03	to	20.72	253,285,980	0.08%	1.16%	to	-0.59%
2006	0.95%	to	2.70%	12,928,900	22.77	to	20.84	324,063,535	0.10%	10.98%	to	9.08%
2005	0.95%	to	2.70%	15,568,695	20.51	to	19.11	350,774,843	0.00%	11.25%	to	9.37%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2009	1.50%	to	2.60%	239,791	12.42	to	11.4	2,898,029	0.16%	32.41%	to	30.93%
2008	1.50%	to	2.60%	281,038	9.38	to	8.7	2,575,248	0.59%	-39.28%	to	-39.96%
2007	1.50%	to	2.60%	316,449	15.45	to	14.5	4,795,091	0.00%	0.36%	to	-0.77%
2006	1.50%	to	2.60%	350,572	15.39	to	14.61	5,311,628	0.05%	10.08%	to	8.85%
2005	1.50%	to	2.60%	364,034	13.98	to	13.42	5,027,436	0.00%	10.33%	to	9.1%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.95%	to	2.60%	5,382,701	15.24	to	12.59	80,458,840	9.45%	23.2%	to	21.15%
2008	0.95%	to	2.60%	6,067,116	12.37	to	10.39	73,652,612	6.83%	-18.08%	to	-19.44%
2007	0.95%	to	2.60%	9,025,394	15.1	to	12.83	133,623,996	3.91%	3.63%	to	1.91%
2006	0.95%	to	2.65%	10,669,793	14.57	to	12.54	152,161,010	3.94%	3.84%	to	2.08%
2005	0.95%	to	2.65%	12,458,176	14.03	to	12.28	171,819,314	3.90%	1.21%	to	-0.5%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.95%	to	2.20%	2,035,595	10.48	to	10.26	21,275,367	2.48%	6.09%	to	4.77%
2008	0.95%	to	2.20%	208,273	9.88	to	9.8	2,054,736	2.36%	-1.2%	to	-2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95%	to	1.90%	318,647	3.04	to	2.78	956,649	0.00%	51.02%	to	49.57%
2008	0.95%	to	1.90%	374,006	2.02	to	1.86	747,529	0.00%	-49.06%	to	-49.55%
2007	0.95%	to	2.20%	455,623	3.96	to	4.45	1,833,559	0.00%	18.95%	to	17.53%
2006	0.95%	to	2.20%	572,880	3.33	to	3.78	1,988,895	0.00%	10.12%	to	8.78%
2005	0.95%	to	2.20%	788,346	3.02	to	2.83	2,499,299	0.00%	-1.46%	to	-2.7%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95%	to	2.25%	1,054,005	$11.26	to	10.17	$11,699,017	0.00%	51%	to	49.02%
2008	0.95%	to	2.40%	530,725	7.45	to	6.75	3,893,594	0.00%	-49.08%	to	-49.89%
2007	0.95%	to	2.55%	1,242,540	14.64	to	13.36	17,936,450	0.00%	19.04%	to	17.2%
2006	0.95%	to	2.40%	1,016,600	12.3	to	11.48	12,346,090	0.00%	10.03%	to	8.47%
2005	0.95%	to	2.40%	916,675	11.18	to	10.59	10,136,663	0.00%	-1.46%	to	-2.91%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25%	to	2.25%	21,372	12.91	to	9.51	240,376	0.00%	24.27%	to	23.01%
2008	1.25%	to	2.25%	32,147	10.39	to	7.74	303,734	0.00%	-42.03%	to	-42.62%
2007	1.25%	to	2.25%	29,414	17.91	to	13.48	491,713	0.00%	20.95%	to	19.72%
2006	1.25%	to	2.25%	30,749	14.81	to	11.26	430,940	0.36%	-1.53%	to	-2.53%
2005	1.25%	to	2.25%	21,415	15.04	to	11.55	316,390	0.00%	10.57%	to	15.52%	*
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95%	to	2.60%	657,631	12.17	to	10.65	7,854,087	0.00%	24.6%	to	22.52%
2008	0.95%	to	2.60%	806,416	9.76	to	8.69	7,732,189	0.00%	-41.82%	to	-42.79%
2007	0.95%	to	2.60%	1,182,851	16.78	to	15.19	19,501,101	0.00%	21.26%	to	19.23%
2006	0.95%	to	2.65%	1,642,957	13.84	to	12.72	22,390,777	0.25%	-1.23%	to	-2.89%
2005	0.95%	to	2.65%	1,991,805	14.01	to	13.1	27,583,203	0.00%	10.93%	to	9.1%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.95%	to	1.85%	103,250	12.98	to	12.9	1,339,008	0.33%	29.77%	to	28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2009	1.95%			983	12.87			12,649	0.00%	28.68%			*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.95%	to	2.20%	452,463	12.95	to	12.85	5,854,117	0.45%	29.52%	to	28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.95%	to	2.20%	2,805,689	10.74	to	7.97	29,662,654	1.09%	27.33%	to	25.55%
2008	0.95%	to	2.65%	3,874,794	8.43	to	6.06	32,033,298	1.92%	-37.59%	to	-38.75%
2007	0.95%	to	2.60%	5,253,145	13.51	to	9.94	69,826,598	1.77%	-3.15%	to	-4.72%
2006	0.95%	to	2.60%	6,614,484	13.95	to	10.43	90,688,992	1.68%	14.81%	to	12.95%
2005	0.95%	to	2.60%	7,349,707	12.15	to	9.24	88,152,657	1.60%	3.26%	to	1.59%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.95%	to	2.60%	13,652,000	7.27	to	7.07	98,956,949	2.14%	29.59%	to	27.43%
2008	0.95%	to	1.95%	155,589	5.61	to	5.57	871,617	4.12%	-43.89%	to	-44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.95%	to	2.35%	2,844,136	10.38	to	9.44	29,105,787	7.43%	12.25%	to	10.66%
2008	0.95%	to	2.35%	3,139,734	9.25	to	8.53	28,745,640	3.94%	-14.25%	to	-15.46%
2007	0.95%	to	2.35%	4,927,107	10.78	to	10.09	52,802,423	2.80%	3.77%	to	2.3%
2006	0.95%	to	2.35%	5,053,380	10.39	to	9.86	52,415,451	3.28%	3.21%	to	1.76%
2005	0.95%	to	2.35%	4,630,463	10.07	to	9.69	46,690,045	2.91%	0.48%	to	-0.93%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.95%	to	1.90%	356,059	10.9	to	10.83	3,876,841	0.81%	8.97%	to	8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2009	0.95%	to	2.25%	1,622,430	10.98	to	10.88	17,783,700	1.43%	9.76%	to	8.83%	*
V.I. Basic Balanced Fund - Series I (AVB)
2009	0.95%	to	2.05%	37,731	9.46	to	8.63	347,836	5.62%	32.57%	to	30.94%
2008	0.95%	to	2.05%	43,568	7.14	to	6.59	302,629	4.40%	-38.91%	to	-39.65%
2007	0.95%	to	2.05%	51,932	11.69	to	10.92	592,270	2.78%	1.23%	to	0.14%
2006	0.95%	to	2.05%	67,132	11.54	to	10.91	759,789	1.91%	9.51%	to	8.33%
2005	0.95%	to	2.05%	72,175	10.54	to	10.07	749,591	1.43%	4.29%	to	3.16%
V.I. Basic Value Fund - Series II (AVBV2)
2009	1.25%			8,622	9.4			81,041	0.02%	45.89%
2008	0.95%	to	2.60%	642,858	5.1	to	5.51	3,559,622	0.46%	-52.36%	to	-53.16%
2007	0.95%	to	2.60%	689,206	10.71	to	11.75	8,284,492	0.33%	0.4%	to	-1.29%
2006	0.95%	to	2.60%	788,633	10.67	to	11.91	9,603,590	0.13%	6.66%	to	10.01%	*
2005	1.50%	to	2.60%	723,691	11.28	to	10.82	8,064,422	0.00%	3.85%	to	2.69%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.95%	to	1.75%	11,670	$9	to	5.76	$101,643	0.71%	19.93%	to	18.76%
2008	0.95%	to	1.75%	11,674	7.51	to	4.85	85,201	0.00%	-43.04%	to	-43.57%
2007	0.95%	to	1.75%	14,793	13.18	to	8.59	190,381	0.00%	10.94%	to	10.1%
2006	0.95%	to	1.75%	16,225	11.88	to	7.81	189,293	0.06%	5.29%	to	4.49%
2005	0.95%	to	1.75%	16,471	11.28	to	7.47	182,226	0.06%	7.81%	to	6.97%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2009	0.95%	to	2.60%	147,550	7.45	to	8.01	1,192,449	0.23%	19.57%	to	17.58%
2008	0.95%	to	2.60%	153,590	6.23	to	6.81	1,048,390	0.00%	-43.17%	to	-44.12%
2007	0.95%	to	2.60%	161,870	10.96	to	12.19	1,968,091	0.00%	10.67%	to	8.81%
2006	0.95%	to	2.60%	157,478	9.9	to	11.21	1,783,140	0.00%	-0.98%	to	3.31%	*
2005	1.50%	to	2.60%	135,164	11.3	to	10.85	1,507,567	0.00%	6.95%	to	5.76%
V.I. Capital Development Fund - Series II (AVCD2)
2009	0.95%	to	2.50%	208,876	8.15	to	10.18	1,772,494	0.00%	40.64%	to	38.44%
2008	0.95%	to	2.50%	194,563	5.79	to	7.35	1,175,536	0.00%	-47.63%	to	-48.45%
2007	0.95%	to	2.60%	344,231	11.06	to	14.22	3,993,353	0.00%	9.49%	to	7.66%
2006	0.95%	to	2.60%	240,855	10.11	to	13.2	2,691,334	0.00%	1.05%	to	13.24%	*
2005	1.50%	to	2.45%	17,863	11.88	to	11.69	211,370	0.00%	7.63%	to	6.6%
V.I. Core Equity Fund - Series I (AVGI)
2009	0.95%	to	1.55%	41,016	12.56	to	11.96	497,604	2.3%	27.08%	to	26.31%
2008	0.95%	to	1.55%	31,402	9.89	to	9.47	301,847	1.70%	-30.81%	to	-31.23%
2007	0.95%	to	1.55%	45,118	14.29	to	13.77	628,584	1.14%	7.08%	to	6.43%
2006	0.95%	to	1.55%	46,417	13.34	to	12.93	605,844	0.86%	15.6%	to	14.9%
2005	0.95%	to	1.55%	13,069	11.54	to	11.26	147,684	1.40%	4.31%	to	3.68%
V.I. Core Equity Fund - Series II (AVCE2)
2009	1.50%	to	2.60%	113,102	9.92	to	9.52	1,105,384	1.48%	26.06%	to	24.65%
2008	1.50%	to	2.60%	161,347	7.87	to	7.63	1,255,694	2.13%	-31.37%	to	-32.14%
2007	1.50%	to	2.60%	148,885	11.46	to	11.25	1,696,260	0.91%	6.25%	to	5.06%
2006	1.50%	to	2.60%	173,478	10.79	to	10.71	1,867,311	1.03%	7.89%	to	7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2009	0.95%	to	1.25%	11,235	10.55	to	10.44	117,816	0.4%	26.5%	to	25.93%
2008	0.95%	to	1.20%	9,622	8.34	to	8.29	79,955	0.00%	-29.32%	to	-29.51%
2007	0.95%	to	1.15%	6,191	11.8	to	11.76	72,864	0.00%	10.9%	to	10.53%
2006	1.10%	to	1.15%	4,361	10.64			46,401	0.00%	6.4%			*
V.I. Global Real Estate Fund - Series I (IVRE)
2009	0.95%	to	1.30%	36,267	8.6	to	8.49	310,149	0.00%	30.3%	to	29.82%
2008	0.95%	to	1.30%	32,265	6.6	to	6.54	212,007	5.42%	-45.18%	to	-45.36%
2007	0.95%	to	1.30%	41,195	12.04	to	11.97	494,841	6.36%	-6.3%	to	-6.85%
2006	1.10%	to	1.20%	8,689	12.85			111,654	1.88%	28.5%			*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95%	to	2.05%	44,214	7.17	to	6.95	313,946	0.01%	-38.87%	to	-39.6%
2007	0.95%	to	2.05%	46,389	11.73	to	11.51	541,476	0.03%	14.54%	to	13.32%
2006	0.95%	to	2.05%	44,482	10.24	to	10.16	454,392	0.33%	2.37%	to	10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2009	1.50%	to	2.60%	174,315	9.54	to	8.75	1,623,035	3.48%	18.54%	to	17.22%
2008	1.50%	to	2.60%	193,493	8.04	to	7.46	1,525,163	1.77%	-41.59%	to	-42.24%
2007	1.50%	to	2.60%	246,507	13.77	to	12.92	3,331,646	1.27%	3.28%	to	2.12%
2006	1.50%	to	2.60%	310,719	13.33	to	12.65	4,080,190	1.16%	15.23%	to	13.95%
2005	1.50%	to	2.60%	372,816	11.57	to	11.11	4,263,859	1.26%	3.03%	to	1.88%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2009	1.50%	to	2.60%	204,515	$10.06	to	9.23	$2,012,131	0.00%	35.05%	to	33.54%
2008	1.50%	to	2.60%	224,033	7.45	to	6.91	1,635,999	0.00%	-40.73%	to	-41.39%
2007	1.50%	to	2.60%	261,646	12.57	to	11.79	3,233,536	0.00%	11.9%	to	10.64%
2006	1.50%	to	2.60%	309,329	11.23	to	10.66	3,426,400	0.00%	-2.13%	to	-3.22%
2005	1.50%	to	2.60%	364,109	11.48	to	11.01	4,135,843	0.00%	13.13%	to	11.87%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2009	0.95%	to	2.60%	714,580	8.78	to	12.96	7,535,414	0.68%	41.3%	to	38.95%
2008	0.95%	to	2.60%	548,109	6.21	to	9.33	4,242,720	0.34%	-37.85%	to	-37.42%	*
2007	1.50%	to	2.60%	301,006	15.88	to	14.9	4,684,007	0.71%	0%	to	-1.13%
2006	1.50%	to	2.60%	386,718	15.88	to	15.07	6,042,234	0.23%	12.49%	to	11.24%
2005	1.50%	to	2.60%	411,436	14.12	to	13.55	5,735,857	0.55%	5.04%	to	3.87%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.95%	to	2.20%	5,855,561	12.69	to	7.94	70,573,993	4.88%	16.97%	to	15.5%
2008	0.95%	to	2.65%	7,348,426	10.85	to	6.89	75,486,167	2.14%	-35.21%	to	-36.4%
2007	0.95%	to	2.70%	9,788,983	16.74	to	10.79	154,835,106	2.01%	-1.02%	to	-2.72%
2006	0.95%	to	2.70%	12,795,441	16.92	to	11.09	204,032,784	1.87%	15.98%	to	13.98%
2005	0.95%	to	2.70%	16,105,305	14.59	to	9.73	222,580,367	2.05%	3.64%	to	1.86%
VP Income & Growth Fund - Class II (ACVIG2)
2009	1.50%	to	2.60%	163,644	10.02	to	9.19	1,589,419	4.41%	16.01%	to	14.71%
2008	1.50%	to	2.60%	192,829	8.64	to	8.01	1,623,634	1.86%	-35.71%	to	-36.43%
2007	1.50%	to	2.60%	265,462	13.44	to	12.61	3,487,820	1.75%	-1.94%	to	-3.04%
2006	1.50%	to	2.60%	300,974	13.7	to	13	4,049,472	1.46%	15.07%	to	13.79%
2005	1.50%	to	2.60%	410,337	11.91	to	11.43	4,825,948	1.76%	2.95%	to	1.81%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.95%	to	2.45%	5,478,989	12.56	to	11.34	68,026,571	1.65%	9.17%	to	7.51%
2008	0.95%	to	2.60%	5,726,351	11.5	to	10.46	65,214,085	4.90%	-2.52%	to	-4.15%
2007	0.95%	to	2.45%	4,431,444	11.8	to	10.99	51,890,335	4.19%	8.45%	to	6.8%
2006	0.95%	to	2.45%	4,707,380	10.88	to	10.29	50,948,708	3.29%	0.62%	to	-0.89%
2005	0.95%	to	2.45%	6,256,324	10.82	to	10.38	67,454,314	4.79%	0.6%	to	-0.92%
VP International Fund - Class I (ACVI)
2009	0.95%	to	1.75%	125,256	14.51	to	10.63	1,802,949	3.52%	32.49%	to	31.42%
2008	0.95%	to	2.20%	3,336,445	10.95	to	7.73	35,539,884	0.86%	-45.35%	to	-46.04%
2007	0.95%	to	2.20%	4,451,587	20.04	to	14.33	86,714,737	0.74%	16.93%	to	15.45%
2006	0.95%	to	2.30%	6,064,805	17.14	to	12.55	100,851,481	1.67%	23.84%	to	22.26%
2005	0.95%	to	2.30%	7,696,317	13.84	to	10.26	103,644,925	1.18%	12.18%	to	10.72%
VP International Fund - Class III (ACVI3)
2009	1.20%	to	1.75%	11,571	13.06	to	12.51	145,033	3.59%	32.16%	to	31.42%
2008	0.95%	to	2.40%	3,095,336	10.05	to	9.12	30,650,236	0.85%	-45.35%	to	-46.21%
2007	0.95%	to	2.40%	4,069,860	18.39	to	16.95	73,855,522	0.71%	16.93%	to	15.31%
2006	0.95%	to	2.40%	4,778,927	15.73	to	14.7	74,273,751	1.66%	23.84%	to	22.14%
2005	0.95%	to	2.60%	5,518,253	12.7	to	11.95	69,436,041	1.13%	12.03%	to	10.23%
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.95%	to	2.70%	1,084,995	10.34	to	11.51	11,196,510	3.66%	28.71%	to	26.35%
2008	0.95%	to	2.70%	1,333,554	8.04	to	9.11	10,844,194	0.09%	-25.07%	to	-26.46%
2007	0.95%	to	2.70%	1,184,247	10.72	to	12.39	13,140,130	0.91%	-3.24%	to	-4.9%
2006	0.95%	to	2.10%	710,275	11.08	to	13.16	8,181,606	1.17%	10.83%	to	10.02%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VP Mid Cap Value Fund - Class II (ACVMV2)
2009	1.25%	to	2.25%	35,520	$12.26	to	11.69	$426,241	3.66%	28.18%	to	26.9%
2008	1.25%	to	2.25%	32,785	9.56	to	9.21	309,671	0.07%	-25.45%	to	-26.21%
2007	1.25%	to	2.25%	32,641	12.83	to	12.48	416,040	0.83%	-3.65%	to	-4.63%
2006	1.25%	to	2.25%	8,750	13.31	to	13.09	115,621	0.63%	18.73%	to	17.53%
2005	1.25%	to	2.25%	4,747	11.21	to	11.14	53,154	1.38%	12.13%	to	11.38%	*
VP Ultra(R) Fund - Class I (ACVU1)
2009	1.60%	to	1.75%	3,041	9.24	to	9.13	27,971	0.46%	32.33%	to	32.13%
2008	0.95%	to	2.60%	624,611	7.3	to	6.52	4,484,214	0.00%	-42.04%	to	-43.05%
2007	0.95%	to	2.60%	1,401,693	12.59	to	11.45	17,358,338	0.00%	19.86%	to	17.9%
2006	0.95%	to	2.60%	1,154,945	10.5	to	9.71	11,969,379	0.00%	-4.19%	to	-5.79%
2005	0.95%	to	2.60%	1,997,032	10.96	to	10.31	21,677,939	0.00%	1.2%	to	-0.46%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50%	to	2.60%	143,661	6.95	to	6.45	976,692	0.00%	-42.52%	to	-43.17%
2007	1.50%	to	2.60%	152,411	12.1	to	11.35	1,808,127	0.00%	19.02%	to	17.68%
2006	1.50%	to	2.60%	188,556	10.16	to	9.64	1,888,473	0.00%	-4.83%	to	-5.89%
2005	1.50%	to	2.60%	281,896	10.68	to	10.25	2,984,012	0.00%	0.45%	to	-0.67%
VP Value Fund - Class I (ACVV)
2009	0.95%	to	2.30%	10,383,543	17	to	13.79	178,152,843	5.83%	18.72%	to	16.99%
2008	0.95%	to	2.65%	13,651,071	14.32	to	11.37	196,852,924	2.57%	-27.47%	to	-28.8%
2007	0.95%	to	2.65%	18,297,238	19.75	to	15.97	363,738,720	1.77%	-6.04%	to	-7.62%
2006	0.95%	to	2.65%	24,152,492	21.02	to	17.29	511,945,824	1.37%	17.53%	to	15.57%
2005	0.95%	to	2.65%	28,163,939	17.88	to	14.96	508,897,035	0.89%	4.04%	to	2.3%
VP Value Fund - Class II (ACVV2)
2009	1.50%	to	2.60%	358,036	11.75	to	10.78	4,107,489	5.56%	17.93%	to	16.61%
2008	1.50%	to	2.60%	431,804	9.96	to	9.24	4,213,977	2.37%	-27.9%	to	-28.71%
2007	1.50%	to	2.60%	539,862	13.82	to	12.97	7,328,653	1.55%	-6.74%	to	-7.78%
2006	1.50%	to	2.60%	597,711	14.82	to	14.06	8,726,674	1.17%	16.69%	to	15.39%
2005	1.50%	to	2.60%	718,655	12.7	to	12.19	9,030,848	0.71%	3.29%	to	2.14%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95%	to	2.20%	889,566	6.74	to	8.38	6,061,323	0.00%	-49.11%	to	-49.8%
2007	0.95%	to	2.55%	2,287,313	13.24	to	16.54	31,504,187	0.00%	38.44%	to	36.31%
2006	0.95%	to	1.65%	46,824	9.57	to	9.52	465,527	0.00%	-4.34%	to	-4.79%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25%	to	2.25%	32,734	8.52	to	8.21	274,343	0.00%	-49.36%	to	-49.87%
2007	1.25%	to	2.25%	27,543	16.83	to	16.38	460,497	0.00%	37.78%	to	36.38%
2006	1.25%	to	2.25%	1,368	12.21	to	12.01	16,525	0.00%	7.52%	to	6.43%
2005	1.25%	to	2.25%	1,310	11.36	to	11.28	14,808	0.00%	13.61%	to	12.84%	*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.95%	to	2.25%	2,276,941	12.61	to	11.4	28,341,084	2.39%	23.84%	to	22.21%
2008	0.95%	to	2.30%	2,956,423	10.18	to	9.3	29,718,594	0.83%	-31.57%	to	-32.57%
2007	0.95%	to	2.30%	2,832,247	14.88	to	13.79	41,592,170	0.42%	-1.6%	to	-2.91%
2006	0.95%	to	2.45%	3,827,015	15.12	to	14.11	57,168,985	0.46%	13.33%	to	11.68%
2005	0.95%	to	2.45%	4,740,947	13.35	to	12.63	62,677,695	0.00%	6.22%	to	4.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.95%	to	2.40%	29,044,402	12.66	to	8.1	351,401,392	2.06%	25.13%	to	23.13%
2008	0.95%	to	2.65%	34,537,124	10.12	to	6.41	333,126,530	2.04%	-37.74%	to	-38.87%
2007	0.95%	to	2.65%	44,544,149	16.25	to	10.49	687,316,477	1.71%	4.25%	to	2.51%
2006	0.95%	to	2.65%	57,892,321	15.59	to	10.23	853,698,329	1.60%	14.4%	to	12.49%
2005	0.95%	to	2.65%	71,700,975	13.63	to	9.1	928,266,696	1.56%	3.7%	to	1.96%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.95%	to	2.25%	4,390,417	$10.7	to	5.65	$45,732,384	0.98%	32.48%	to	30.75%
2008	0.95%	to	2.25%	5,103,159	8.07	to	5.36	40,160,422	0.78%	-35.05%	to	-35.95%
2007	0.95%	to	2.70%	6,507,082	12.43	to	8.03	78,657,447	0.56%	6.76%	to	4.91%
2006	0.95%	to	2.70%	8,426,635	11.64	to	7.66	94,920,399	0.11%	8.17%	to	6.29%
2005	0.95%	to	2.70%	10,565,350	10.76	to	7.21	110,388,147	0.00%	2.63%	to	0.85%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2009	1.50%	to	2.60%	12,253	9.53	to	8.75	114,013	0.65%	31.44%	to	29.97%
2008	1.50%	to	2.60%	13,576	7.25	to	6.73	96,608	0.44%	-35.57%	to	-36.29%
2007	1.50%	to	2.60%	18,076	11.26	to	10.56	199,928	0.29%	5.87%	to	4.68%
2006	1.50%	to	2.60%	21,134	10.63	to	10.09	221,499	0.00%	7.33%	to	6.13%
2005	1.50%	to	2.60%	31,607	9.91	to	9.51	309,376	0.00%	1.81%	to	0.67%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.95%	to	2.45%	4,306,442	14.25	to	9.1	57,939,394	2.62%	21.39%	to	19.44%
2008	0.95%	to	2.45%	5,283,363	11.74	to	7.61	58,519,397	2.08%	-30.22%	to	-31.32%
2007	0.95%	to	2.45%	6,500,979	16.82	to	11.09	103,040,409	1.63%	6.11%	to	4.56%
2006	0.95%	to	2.60%	8,535,184	15.85	to	10.48	127,178,838	1.60%	15.37%	to	13.5%
2005	0.95%	to	2.60%	10,849,045	13.74	to	9.23	140,981,903	0.02%	3.39%	to	1.7%
Appreciation Portfolio - Service Shares (DCAPS)
2009	1.50%	to	2.60%	170,902	10.58	to	9.7	1,765,657	2.67%	20.4%	to	19.05%
2008	1.50%	to	2.60%	243,047	8.79	to	8.15	2,082,345	1.75%	-30.78%	to	-31.55%
2007	1.50%	to	2.60%	281,395	12.69	to	11.91	3,498,498	1.36%	5.24%	to	4.06%
2006	1.50%	to	2.60%	328,325	12.06	to	11.44	3,894,443	1.32%	14.47%	to	13.2%
2005	1.50%	to	2.60%	353,031	10.53	to	10.11	3,670,539	0.00%	2.56%	to	1.42%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	0.95%	to	1.55%	17,873	9	to	8.57	157,759	1.58%	24.84%	to	24.08%
2008	0.95%	to	1.55%	17,445	7.21	to	6.9	123,595	1.08%	-38.19%	to	-38.56%
2007	0.95%	to	1.85%	42,914	11.66	to	9.91	453,757	0.75%	-11.91%	to	-12.71%
2006	0.95%	to	1.85%	41,384	13.24	to	11.35	497,921	0.40%	2.79%	to	1.88%
2005	0.95%	to	1.85%	39,559	12.88	to	11.14	466,784	0.00%	4.8%	to	3.88%
International Value Portfolio - Initial Shares (DVIV)
2009	0.95%	to	1.55%	16,864	15.69	to	14.93	257,017	4.12%	29.73%	to	28.94%
2008	0.95%	to	1.55%	20,031	12.09	to	11.58	235,670	2.72%	-37.92%	to	-38.29%
2007	0.95%	to	1.55%	26,630	19.48	to	18.77	506,713	1.58%	3.16%	to	2.53%
2006	0.95%	to	1.55%	27,160	18.88	to	18.3	503,070	1.40%	21.44%	to	20.7%
2005	0.95%	to	1.55%	29,758	15.55	to	15.16	455,973	0.00%	10.83%	to	10.16%
Capital Appreciation Fund II - Service Shares (FCA2S)
2009	1.50%	to	2.20%	58,283	9.99	to	9.46	565,180	0.71%	11.57%	to	10.77%
2008	1.50%	to	2.20%	70,121	8.95	to	8.54	612,911	0.02%	-30.72%	to	-31.22%
2007	1.50%	to	2.20%	84,547	12.92	to	12.41	1,070,416	0.57%	7.99%	to	7.22%
2006	1.50%	to	2.60%	94,849	11.97	to	11.36	1,115,659	0.53%	14.05%	to	12.78%
2005	1.50%	to	2.60%	101,179	10.49	to	10.07	1,048,079	0.82%	0.17%	to	-0.94%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50%	to	2.60%	23,209	8.41	to	7.72	187,104	2.34%	12.79%	to	11.53%
2008	1.50%	to	2.60%	27,949	7.46	to	6.92	201,610	1.41%	-34.95%	to	-35.68%
2007	1.50%	to	2.60%	43,489	11.46	to	10.76	488,122	1.33%	-11.22%	to	-12.22%
2006	1.50%	to	2.60%	49,357	12.91	to	12.25	626,940	1.32%	14.74%	to	13.46%
2005	1.50%	to	2.60%	58,134	11.25	to	10.8	644,442	1.25%	3.21%	to	2.06%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
High Income Bond Fund II - Service Shares (FHIBS)
2009	1.50%	to	2.60%	242,434	$15.24	to	13.98	$3,594,078	10.82%	50.19%	to	48.52%
2008	1.50%	to	2.60%	273,394	10.15	to	9.41	2,716,350	9.62%	-27.2%	to	-28.02%
2007	1.50%	to	2.60%	339,327	13.94	to	13.08	4,625,870	7.96%	1.63%	to	0.49%
2006	1.50%	to	2.60%	381,404	13.71	to	13.01	5,132,472	8.12%	8.91%	to	7.7%
2005	1.50%	to	2.60%	429,576	12.59	to	12.08	5,327,276	8.31%	0.74%	to	-0.38%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95%	to	2.20%	312,243	9.93	to	9.48	3,079,972	1.98%	0.32%	to	-0.94%
2008	0.95%	to	2.40%	469,126	9.9	to	9.52	4,620,131	1.76%	-1.81%	to	-3.24%
2007	0.95%	to	1.85%	121,945	10.08	to	9.93	1,223,240	1.48%	-2.43%	to	-3.32%
2006	0.95%	to	2.25%	113,120	10.33	to	10.24	1,166,083	0.00%	3.3%	to	2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2009	0.95%	to	2.30%	10,095,439	15.65	to	13.44	154,419,893	6.54%	19.29%	to	17.68%
2008	0.95%	to	2.70%	12,428,184	13.12	to	10.98	159,204,010	5.45%	-8.17%	to	-9.79%
2007	0.95%	to	2.70%	16,768,928	14.28	to	12.17	233,498,819	4.90%	4.38%	to	2.55%
2006	0.95%	to	2.70%	19,923,851	13.69	to	11.87	265,905,915	4.23%	3.17%	to	1.36%
2005	0.95%	to	2.70%	24,642,363	13.27	to	11.71	319,956,654	3.84%	0.34%	to	-1.42%
Quality Bond Fund II - Service Shares (FQBS)
2009	1.50%	to	2.60%	538,177	12.7	to	11.65	6,667,702	6.25%	18.35%	to	17.03%
2008	1.50%	to	2.60%	606,570	10.73	to	9.96	6,380,094	4.98%	-8.94%	to	-9.96%
2007	1.50%	to	2.60%	733,237	11.78	to	11.06	8,484,162	4.67%	3.55%	to	2.39%
2006	1.50%	to	2.60%	826,174	11.38	to	10.8	9,261,610	3.83%	2.37%	to	1.23%
2005	1.50%	to	2.60%	906,385	11.12	to	10.67	9,961,595	3.57%	-0.52%	to	-1.63%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50%	to	2.60%	871,508	13.56	to	12.44	11,508,587	1.15%	33.44%	to	31.95%
2008	1.50%	to	2.60%	983,215	10.16	to	9.43	9,774,545	0.73%	-43.55%	to	-44.18%
2007	1.50%	to	2.60%	1,171,503	18	to	16.89	20,703,707	0.75%	15.53%	to	14.24%
2006	1.50%	to	2.60%	1,229,048	15.58	to	14.79	18,868,372	0.99%	9.76%	to	8.54%
2005	1.50%	to	2.60%	1,274,568	14.2	to	13.62	17,887,257	0.12%	14.9%	to	13.62%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2009	1.50%	to	2.60%	107,421	11.56	to	10.61	1,209,103	0.34%	54.8%	to	53.07%
2008	1.50%	to	2.60%	137,880	7.47	to	6.93	1,006,487	0.48%	-52.02%	to	-52.56%
2007	1.50%	to	2.60%	172,687	15.57	to	14.61	2,634,568	0.63%	3.85%	to	2.68%
2006	1.50%	to	2.60%	189,220	14.99	to	14.23	2,790,485	0.35%	14.27%	to	13%
2005	1.50%	to	2.60%	200,980	13.12	to	12.59	2,603,222	0.00%	0.89%	to	-0.23%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95%	to	2.40%	21,380,872	18.73	to	10.26	389,004,147	1.25%	34.38%	to	32.41%
2008	0.95%	to	2.85%	25,997,531	13.94	to	8.86	351,356,151	0.79%	-43.16%	to	-44.31%
2007	0.95%	to	2.85%	34,126,179	24.52	to	15.91	809,299,371	0.79%	16.39%	to	14.21%
2006	0.95%	to	2.85%	42,459,981	21.07	to	13.93	863,420,871	1.11%	10.53%	to	8.49%
2005	0.95%	to	2.85%	48,190,974	19.06	to	12.84	889,863,683	0.19%	15.74%	to	13.6%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.95%	to	2.70%	2,882,823	8.95	to	13.58	25,998,693	0.23%	46.17%	to	43.18%
2008	0.95%	to	2.70%	3,165,031	6.12	to	9.49	20,000,808	0.00%	-54.84%	to	-55.66%
2007	0.95%	to	2.70%	3,230,157	13.56	to	21.39	47,071,865	0.14%	44.25%	to	41.81%
2006	0.95%	to	2.65%	1,092,891	9.4	to	15.1	11,353,460	1.20%	-6.01%	to	-7.03%	*
2005	1.25%			2,596	13.4			34,792	0.71%	34.02%			*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.95%	to	2.70%	21,467,817	$12.97	to	9.35	$276,837,475	2.09%	28.8%	to	26.3%
2008	0.95%	to	2.70%	26,543,981	10.07	to	7.4	265,365,034	2.08%	-43.25%	to	-44.34%
2007	0.95%	to	2.70%	36,071,966	17.75	to	13.29	634,319,837	1.59%	0.45%	to	-1.27%
2006	0.95%	to	2.65%	45,771,858	17.67	to	13.52	802,115,173	3.09%	18.94%	to	16.97%
2005	0.95%	to	2.65%	54,528,487	14.86	to	11.56	805,264,252	1.58%	4.76%	to	3%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2009	1.50%	to	2.60%	766,428	10.14	to	9.3	7,577,401	2.02%	27.94%	to	26.51%
2008	1.50%	to	2.60%	912,834	7.92	to	7.35	7,081,339	2.06%	-43.67%	to	-44.3%
2007	1.50%	to	2.60%	1,101,407	14.07	to	13.2	15,223,234	1.58%	-0.25%	to	-1.37%
2006	1.50%	to	2.60%	1,257,321	14.1	to	13.38	17,476,446	2.90%	18.14%	to	16.82%
2005	1.50%	to	2.60%	1,326,705	11.94	to	11.46	15,660,964	1.46%	3.99%	to	2.83%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.95%	to	2.05%	805,897	10.35	to	10.88	8,312,434	3.67%	22.97%	to	21.54%
2008	0.95%	to	2.05%	949,001	8.41	to	8.96	8,045,675	2.78%	-25.79%	to	-26.65%
2007	0.95%	to	2.05%	717,498	11.34	to	12.21	8,298,619	3.47%	7.61%	to	6.46%
2006	0.95%	to	2.00%	238,181	10.54	to	11.48	2,662,735	5.69%	5.37%	to	4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2009	1.25%	to	2.25%	2,327	11.22	to	10.7	25,849	4.06%	22.41%	to	21.17%
2008	1.25%			2,431	9.17			22,292	2.65%	-26.10%
2007	1.25%			2,743	12.4			34,024	2.15%	7.06%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.95%	to	1.95%	660,383	9.79	to	9.43	6,433,356	3.47%	27.55%	to	26.27%
2008	0.95%	to	2.30%	670,911	7.68	to	8.47	5,207,667	2.64%	-33.35%	to	-34.31%
2007	0.95%	to	2.30%	561,279	11.52	to	12.89	6,595,444	2.99%	9.11%	to	7.68%
2006	0.95%	to	1.75%	203,073	10.56	to	12.08	2,180,054	2.85%	5.57%	to	5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2009	1.25%	to	2.25%	13,725	11.11	to	10.6	148,069	4.25%	26.94%	to	25.66%
2008	1.25%	to	2.25%	8,292	8.75	to	8.43	71,695	2.97%	-33.64%	to	-34.31%
2007	1.25%	to	2.25%	3,382	13.19	to	12.84	43,848	2.13%	8.59%	to	7.48%
2006	1.25%	to	2.25%	2,852	12.15	to	11.95	34,337	2.38%	10.31%	to	9.2%
2005	1.25%			379	11.01			4,174	1.01%	10.14%			*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.95%	to	1.80%	357,399	9.3	to	9.01	3,312,351	2.28%	30.16%	to	29.04%
2008	0.95%	to	2.10%	329,992	7.15	to	8.17	2,371,508	2.23%	-38.67%	to	-39.43%
2007	0.95%	to	2.10%	301,314	11.65	to	13.49	3,625,337	3.07%	10.15%	to	8.93%
2006	0.95%	to	1.80%	85,992	10.58	to	12.45	948,186	2.81%	5.77%	to	5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2009	1.25%	to	2.25%	33,564	10.86	to	10.35	359,536	2.04%	29.54%	to	28.23%
2008	1.25%	to	2.25%	35,261	8.38	to	8.07	292,303	2.44%	-38.95%	to	-39.57%
2007	1.25%	to	2.25%	27,932	13.73	to	13.36	377,140	2.63%	9.68%	to	8.57%
2006	1.25%	to	2.25%	12,830	12.51	to	12.3	158,537	2.54%	11.52%	to	10.39%
2005	1.25%			372	11.22			4,175	1.01%	12.22%			*
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.95%	to	2.05%	2,823,689	8.54	to	5.68	23,519,320	0.37%	44.33%	to	42.73%
2008	0.95%	to	2.20%	3,325,249	5.91	to	3.92	19,201,947	0.30%	-55.49%	to	-56.05%
2007	0.95%	to	2.20%	4,293,709	13.29	to	8.92	55,514,117	0.00%	21.87%	to	20.32%
2006	0.95%	to	2.35%	5,734,093	10.9	to	7.58	60,614,578	0.64%	4.3%	to	2.86%
2005	0.95%	to	2.35%	7,586,186	10.45	to	7.37	77,163,649	0.84%	7.83%	to	6.35%
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.95%	to	2.30%	15,488,178	11.6	to	6.92	170,635,502	0.32%	26.93%	to	24.94%
2008	0.95%	to	2.40%	18,900,121	9.14	to	5.48	163,345,176	0.63%	-47.74%	to	-48.55%
2007	0.95%	to	2.50%	25,956,718	17.48	to	10.55	427,273,711	0.64%	25.66%	to	23.77%
2006	0.95%	to	2.65%	33,064,556	13.91	to	8.42	428,694,016	0.30%	5.72%	to	3.95%
2005	0.95%	to	2.65%	41,679,172	13.16	to	8.1	513,272,202	0.40%	4.67%	to	2.9%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2009	1.50%	to	2.60%	341,722	$8.78	to	8.06	$2,922,370	0.19%	26.05%	to	24.64%
2008	1.50%	to	2.60%	418,764	6.97	to	6.46	2,846,744	0.55%	-48.1%	to	-48.68%
2007	1.50%	to	2.60%	450,197	13.42	to	12.6	5,923,337	0.39%	24.75%	to	23.35%
2006	1.50%	to	2.60%	544,353	10.76	to	10.21	5,765,569	0.16%	4.98%	to	3.81%
2005	1.50%	to	2.60%	584,358	10.25	to	9.84	5,916,818	0.27%	3.92%	to	2.77%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	0.95%	to	2.45%	5,487,281	11.55	to	10.06	64,565,193	7.36%	42.41%	to	40.23%
2008	0.95%	to	2.45%	7,073,592	8.11	to	7.18	58,430,449	7.31%	-25.78%	to	-26.93%
2007	0.95%	to	2.55%	10,440,891	10.92	to	9.73	116,457,034	6.02%	1.68%	to	0.06%
2006	0.95%	to	2.65%	18,673,694	10.74	to	9.65	206,301,456	7.08%	10.12%	to	8.27%
2005	0.95%	to	2.65%	22,786,741	9.76	to	8.91	228,692,417	14.51%	1.55%	to	-0.16%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2009	0.95%	to	2.45%	4,212,440	10.41	to	9.99	43,660,512	8.36%	42.56%	to	40.38%
2008	0.95%	to	2.45%	3,359,844	7.3	to	7.11	24,447,258	7.39%	-25.69%	to	-26.85%
2007	0.95%	to	2.45%	3,077,761	9.82	to	9.72	30,185,520	17.46%	-1.77%	to	-2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.95%	to	2.40%	6,353,808	12.41	to	12.21	78,092,553	8.2%	14.57%	to	12.92%
2008	0.95%	to	2.25%	4,984,533	10.83	to	10.92	53,716,394	4.23%	-4.26%	to	-5.51%
2007	0.95%	to	2.25%	5,743,749	11.31	to	11.56	65,152,473	3.99%	3.22%	to	1.88%
2006	0.95%	to	2.40%	5,515,247	10.96	to	11.27	61,260,909	3.59%	3.31%	to	1.81%
2005	0.95%	to	2.40%	4,565,853	10.61	to	11.07	49,110,582	3.14%	1.11%	to	-0.35%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.95%	to	2.40%	3,928,131	9.39	to	12.1	36,894,241	0.64%	38.69%	to	36.5%
2008	0.95%	to	2.65%	3,606,217	6.77	to	8.78	24,918,988	0.34%	-40.08%	to	-41.17%
2007	0.95%	to	2.65%	3,720,767	11.3	to	14.92	43,912,299	0.76%	14.38%	to	12.48%
2006	0.95%	to	2.65%	2,219,901	9.88	to	13.27	23,686,575	0.00%	-1.2%	to	-2.29%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2009	1.50%	to	2.60%	463,361	17.16	to	15.74	7,739,724	0.34%	37.66%	to	36.12%
2008	1.50%	to	2.60%	562,586	12.46	to	11.56	6,851,029	0.24%	-40.51%	to	-41.18%
2007	1.50%	to	2.60%	688,268	20.95	to	19.66	14,136,936	0.50%	13.6%	to	12.32%
2006	1.50%	to	2.60%	726,383	18.44	to	17.5	13,188,602	0.18%	10.72%	to	9.49%
2005	1.50%	to	2.60%	734,732	16.66	to	15.99	12,091,781	0.00%	16.25%	to	14.96%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.95%	to	2.20%	1,697,629	13.63	to	10.02	23,195,540	1.92%	25.24%	to	23.66%
2008	0.95%	to	2.20%	2,082,989	10.88	to	8.1	22,758,715	2.28%	-44.4%	to	-45.1%
2007	0.95%	to	2.20%	2,660,164	19.57	to	14.76	52,254,014	3.14%	16.09%	to	14.61%
2006	0.95%	to	2.20%	3,528,715	16.86	to	12.88	60,072,973	0.82%	16.83%	to	15.36%
2005	0.95%	to	2.25%	4,468,213	14.43	to	11.88	65,144,063	0.56%	17.84%	to	16.37%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	1.50%	to	2.60%	421,604	13.03	to	11.96	5,354,781	1.89%	24.31%	to	22.92%
2008	1.50%	to	2.60%	503,679	10.49	to	9.73	5,159,377	2.09%	-44.79%	to	-45.41%
2007	1.50%	to	2.60%	614,490	18.99	to	17.82	11,430,563	2.99%	15.29%	to	14%
2006	1.50%	to	2.60%	648,323	16.47	to	15.63	10,502,811	0.74%	16.05%	to	14.76%
2005	1.50%	to	2.60%	675,789	14.19	to	13.62	9,468,985	0.50%	16.97%	to	15.66%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.95%	to	2.45%	3,074,483	$13.75	to	12.23	$41,693,409	1.92%	25.29%	to	23.15%
2008	0.95%	to	2.45%	3,829,152	10.98	to	9.93	41,459,294	2.16%	-44.41%	to	-45.32%
2007	0.95%	to	2.45%	5,132,023	19.75	to	18.16	100,110,525	3.14%	16.11%	to	14.43%
2006	0.95%	to	2.65%	6,293,681	17.01	to	15.72	105,827,473	0.86%	16.83%	to	14.93%
2005	0.95%	to	2.65%	6,958,794	14.56	to	13.68	100,454,692	0.52%	17.8%	to	15.85%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.95%	to	2.20%	1,328,090	12.14	to	11.01	15,897,453	0.5%	55.9%	to	53.93%
2008	0.95%	to	2.40%	1,388,196	7.79	to	7.06	10,650,306	0.58%	-51.64%	to	-52.44%
2007	0.95%	to	2.50%	1,995,932	16.1	to	14.75	31,684,564	0.95%	4.59%	to	3.02%
2006	0.95%	to	2.65%	2,381,904	15.39	to	14.22	36,180,710	0.60%	15.1%	to	13.19%
2005	0.95%	to	2.65%	3,312,290	13.38	to	12.56	43,862,396	0.00%	1.58%	to	-0.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.95%	to	2.25%	4,609,866	10.72	to	10.2	48,998,095	7.73%	34.31%	to	32.46%
2008	0.95%	to	2.30%	4,245,169	7.98	to	7.69	33,666,942	5.72%	-30.32%	to	-31.33%
2007	0.95%	to	2.30%	5,243,133	11.45	to	11.2	59,809,002	4.36%	2.77%	to	1.41%
2006	0.95%	to	2.25%	3,299,693	11.15	to	11.05	36,704,669	0.32%	11.46%	to	10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2009	1.25%	to	2.25%	63,352	10.64	to	9.5	653,229	1.46%	15.86%	to	14.7%
2008	1.25%	to	2.25%	74,256	9.18	to	8.28	662,345	1.79%	-28.01%	to	-28.74%
2007	1.25%	to	2.25%	90,221	12.75	to	11.63	1,120,876	2.39%	-3.91%	to	-4.89%
2006	1.25%	to	2.25%	106,400	13.27	to	12.22	1,376,537	1.25%	15.66%	to	14.5%
2005	1.25%	to	2.25%	82,711	11.47	to	10.68	935,884	0.77%	2.14%	to	6.75%	*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.95%	to	2.30%	2,007,761	8.36	to	10.2	17,042,279	1.45%	27.93%	to	26.01%
2008	0.95%	to	2.65%	2,135,224	6.53	to	7.99	14,375,230	1.15%	-33.65%	to	-34.86%
2007	0.95%	to	2.40%	1,615,021	9.84	to	12.35	16,573,648	0.90%	-3.31%	to	-4.69%
2006	0.95%	to	2.25%	1,233,894	10.18	to	12.63	13,300,620	0.11%	1.81%	to	14.36%	*
2005	1.25%			29,831	14.02			418,165	0.73%	7.41%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.95%	to	2.20%	1,279,742	10.93	to	10.43	14,037,162	2.63%	70.99%	to	68.84%
2008	0.95%	to	2.15%	746,789	6.39	to	6.19	4,888,874	2.66%	-53.12%	to	-53.69%
2007	0.95%	to	2.30%	1,629,698	13.63	to	19.9	23,911,115	1.70%	27.47%	to	25.86%
2006	0.95%	to	2.25%	483,848	10.69	to	15.83	5,857,903	0.35%	6.95%	to	6.08%	*
2005	1.25%			11,667	12.7			148,149	0.00%	26.98%			*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	1.25%			2,121	14.83			31,449	4.37%	35.33%
2008	1.25%			4,144	10.96			45,418	2.18%	-41.12%
2007	1.25%			5,496	18.61			102,271	1.90%	14.01%
2006	1.25%			6,397	16.32			104,412	1.25%	19.93%
2005	1.25%			7,345	13.61			99,962	1.10%	8.8%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.95%	to	2.25%	1,082,482	9.98	to	11.67	10,823,879	3.4%	35.89%	to	33.94%
2008	0.95%	to	2.20%	1,248,884	7.35	to	8.73	9,345,898	2.65%	-40.96%	to	-41.76%
2007	0.95%	to	2.20%	1,094,763	12.44	to	14.99	14,104,423	2.37%	14.34%	to	12.98%
2006	0.95%	to	2.10%	505,381	10.88	to	13.29	5,780,587	0.39%	8.83%	to	8.05%	*
2005	1.25%			32,270	12.37			399,267	0.68%	8.76%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.95%	to	2.70%	3,437,497	14.25	to	13.76	48,665,063	13.65%	17.56%	to	15.54%
2008	0.95%	to	2.70%	3,465,329	12.12	to	11.91	41,907,618	3.91%	5.2%	to	3.38%
2007	0.95%	to	2.70%	2,850,554	11.52			32,899,638	2.47%	9.97%	to	8.07%
2006	0.95%	to	2.30%	1,106,336	10.47	to	10.73	11,740,492	0.98%	4.74%	to	3.82%	*
2005	1.25%			7,294	9.8			71,475	0.00%	-2.01%			*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.95%	to	2.40%	392,225	8.53	to	8.31	3,326,554	4.2%	29.01%	to	26.98%
2008	0.95%	to	2.40%	152,212	6.61	to	6.54	1,004,818	5.09%	-33.86%	to	-34.56%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Guardian Portfolio - I Class Shares (AMGP)
2009	1.6%	to	1.75%	24,926	$14.87	to	10.03	$282,823	0.01%	27.61%	to	27.42%
2008	0.95%	to	2.65%	3,174,895	13.25	to	7.86	38,909,878	0.51%	-37.84%	to	-38.97%
2007	0.95%	to	2.30%	4,032,425	21.32	to	13.29	80,055,450	0.26%	6.36%	to	4.97%
2006	0.95%	to	2.30%	5,156,402	20.04	to	12.66	95,524,513	0.63%	12.3%	to	10.83%
2005	0.95%	to	2.40%	6,511,626	17.85	to	11.34	107,576,898	0.15%	7.36%	to	5.85%
International Portfolio - S Class Shares (AMINS)
2008	0.95%	to	2.20%	266,109	5.63	to	7.39	1,559,540	0.00%	-46.95%	to	-47.7%
2007	0.95%	to	2.40%	1,121,173	10.61	to	14.06	12,875,434	2.30%	2.23%	to	0.79%
2006	0.95%	to	2.40%	506,394	10.38	to	13.95	5,724,548	0.37%	3.83%	to	2.87%	*
2005	1.25%			812	11.65			9,462	0.21%	16.53%			*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	1.60%	to	1.75%	27,121	15.84	to	11.18	349,144	0.00%	29.49%	to	29.3%
2008	0.95%	to	2.30%	4,899,483	15	to	8.04	66,348,641	0.00%	-43.91%	to	-44.73%
2007	0.95%	to	2.35%	6,698,477	26.75	to	14.48	160,332,215	0.00%	21.36%	to	19.74%
2006	0.95%	to	2.65%	8,624,822	22.04	to	11.8	167,202,644	0.00%	13.61%	to	11.74%
2005	0.95%	to	2.65%	10,420,932	19.4	to	10.56	179,006,315	0.00%	12.66%	to	10.81%
Partners Portfolio- I Class Shares (AMTP)
2009	1.60%	to	1.75%	49,029	13.67	to	10.23	508,356	0.04%	53.58%	to	53.34%
2008	0.95%	to	2.40%	5,238,503	8.4	to	6.9	45,631,990	0.46%	-52.85%	to	-53.6%
2007	0.95%	to	2.65%	7,015,661	17.81	to	14.54	129,223,624	0.60%	8.29%	to	6.48%
2006	0.95%	to	2.65%	9,274,134	16.45	to	13.66	158,663,346	0.69%	11.18%	to	9.33%
2005	0.95%	to	2.65%	11,757,754	14.79	to	12.49	180,431,475	1.02%	16.93%	to	15.02%
Regency Portfolio - S Class Shares (AMRS)
2009	1.25%			422	9.93			4,191	0.00%	44.33%
2008	0.95%	to	2.15%	408,423	5.58	to	6.65	2,329,001	0.85%	-46.46%	to	-47.19%
2007	0.95%	to	2.15%	536,697	10.42	to	12.6	5,708,166	0.46%	2.07%	to	0.87%
2006	0.95%	to	2.05%	461,292	10.2	to	12.51	4,821,327	0.66%	2.04%	to	1.31%	*
2005	1.25%	to	2.25%	8,773	11.57	to	11.49	101,379	0.00%	15.65%	to	14.88%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.95%	to	2.60%	189,090	7.08	to	9.17	1,482,626	0.00%	21.59%	to	19.56%
2008	0.95%	to	2.60%	150,345	5.82	to	7.67	1,041,006	0.00%	-40.05%	to	-41.05%
2007	0.95%	to	2.60%	138,132	9.71	to	13.01	1,705,972	0.00%	-0.45%	to	-2.11%
2006	0.95%	to	2.60%	118,814	9.76	to	13.29	1,557,992	0.00%	-2.44%	to	2.52%	*
2005	1.50%	to	2.60%	117,937	13.51	to	12.97	1,575,618	0.00%	1.36%	to	0.23%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.95%	to	2.45%	315,329	11.22	to	10.29	3,523,342	2.09%	30.18%	to	28.21%
2008	0.95%	to	2.45%	389,079	8.62	to	8.03	3,377,675	1.01%	-40.02%	to	-40.93%
2007	0.95%	to	2.20%	1,195,809	14.37	to	16.56	17,666,241	0.11%	6.59%	to	5.3%
2006	0.95%	to	2.20%	801,737	13.48	to	15.73	11,396,044	0.13%	12.63%	to	11.26%
2005	0.95%	to	2.20%	380,100	11.97	to	14.14	4,777,305	0.00%	5.84%	to	4.56%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50%	to	2.60%	366,282	9.9	to	9.09	3,549,018	0.01%	41.99%	to	40.41%
2008	1.50%	to	2.60%	441,461	6.98	to	6.47	3,022,639	0.00%	-46.48%	to	-47.08%
2007	1.50%	to	2.60%	515,617	13.03	to	12.23	6,607,818	0.01%	12.14%	to	10.88%
2006	1.50%	to	2.60%	561,578	11.62	to	11.03	6,433,761	0.20%	6.07%	to	4.89%
2005	1.50%	to	2.60%	651,152	10.96	to	10.52	7,054,563	0.75%	3.29%	to	2.14%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.95%	to	2.45%	10,161,530	$14.02	to	9.58	$144,577,862	0.33%	43.15%	to	40.77%
2008	0.95%	to	2.65%	12,747,789	9.8	to	6.67	126,536,235	0.15%	-46.04%	to	-47.02%
2007	0.95%	to	2.70%	17,017,191	18.15	to	12.53	312,810,367	0.24%	13.06%	to	11.12%
2006	0.95%	to	2.70%	21,906,532	16.06	to	11.27	357,036,397	0.39%	6.93%	to	5.08%
2005	0.95%	to	2.70%	28,080,385	15.02	to	10.73	427,622,622	0.92%	4.1%	to	2.3%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.95%	to	2.60%	5,462,572	19.19	to	17.16	103,265,246	2.26%	38.37%	to	36.06%
2008	0.95%	to	2.65%	6,681,809	13.87	to	12.6	91,407,219	1.60%	-40.76%	to	-41.86%
2007	0.95%	to	2.65%	8,674,031	23.41	to	21.68	200,680,424	1.42%	5.32%	to	3.57%
2006	0.95%	to	2.65%	10,676,504	22.23	to	20.93	234,998,177	1.03%	16.57%	to	14.67%
2005	0.95%	to	2.65%	11,634,927	19.07	to	18.25	220,237,863	0.96%	13.25%	to	11.39%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.95%	to	2.40%	5,899,391	12.22	to	10.59	70,940,440	2.32%	38.44%	to	36.42%
2008	0.95%	to	2.85%	7,350,485	8.82	to	11.65	65,562,649	1.66%	-40.76%	to	-41.97%
2007	0.95%	to	2.85%	9,761,653	14.89	to	20.08	153,056,196	1.43%	5.3%	to	3.34%
2006	0.95%	to	2.85%	11,724,356	14.14	to	19.43	180,011,728	1.05%	16.58%	to	14.43%
2005	0.95%	to	2.85%	14,093,591	12.13	to	16.98	186,103,129	1.01%	13.23%	to	11.14%
Global Securities Fund/VA - Service Class (OVGSS)
2009	1.50%	to	2.60%	234,040	13.88	to	12.73	3,160,699	2.01%	37.26%	to	35.73%
2008	1.50%	to	2.60%	299,786	10.11	to	9.38	2,960,179	1.33%	-41.23%	to	-41.89%
2007	1.50%	to	2.60%	370,311	17.2	to	16.14	6,237,525	1.22%	4.48%	to	3.31%
2006	1.50%	to	2.60%	416,735	16.47	to	15.63	6,740,600	0.85%	15.61%	to	14.32%
2005	1.50%	to	2.60%	497,633	14.24	to	13.67	6,993,925	0.85%	12.35%	to	11.1%
High Income Fund/VA - Class 3 (OVHI3)
2009	0.95%	to	2.20%	859,349	2.52	to	2.44	2,158,516	0.00%	25.55%	to	23.96%
2008	0.95%	to	2.20%	160,909	2.01	to	1.96	322,010	5.25%	-79.09%	to	-79.36%
2007	0.95%	to	2.25%	182,957	9.6	to	9.52	1,752,944	0.00%	-4%	to	-4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.95%	to	1.65%	45,401	2.73	to	2.79	123,551	0.00%	24.13%	to	21.8%
2008	0.95%	to	1.70%	58,162	2.2	to	2.29	128,455	8.37%	-78.88%	to	-79.1%
2007	0.95%	to	2.25%	128,274	10.43	to	10.79	1,349,911	9.65%	-1.06%	to	-2.33%
2006	0.95%	to	2.30%	225,947	10.54	to	11.04	2,407,087	0.00%	5.41%	to	4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2009	1.25%			8,314	3.11			25,880	0.00%	24.38%
2008	1.25%			9,322	2.5			23,306	7.46%	-78.84%
2007	1.25%			10,820	11.83			127,992	10.61%	-1.72%
2006	1.25%			11,906	12.04			143,303	8.95%	7.86%
2005	1.25%			22,431	11.16			250,299	8.18%	0.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.95%	to	2.30%	10,897,405	10.81	to	8.75	123,287,525	1.97%	27.07%	to	25.17%
2008	0.95%	to	2.65%	13,429,592	8.51	to	6.75	119,566,222	1.61%	-39.06%	to	-40.17%
2007	0.95%	to	2.65%	18,473,644	13.96	to	11.28	270,387,331	1.08%	3.43%	to	1.7%
2006	0.95%	to	2.65%	23,057,427	13.5	to	11.09	329,617,768	1.16%	13.94%	to	12.04%
2005	0.95%	to	2.65%	27,537,079	11.85	to	9.9	345,511,948	1.36%	4.97%	to	3.21%
Main Street Fund(R)/VA - Service Class (OVGIS)
2009	1.50%	to	2.60%	334,673	9.91	to	9.1	3,245,291	1.66%	26.07%	to	24.67%
2008	1.50%	to	2.60%	391,338	7.86	to	7.3	3,018,113	1.37%	-39.55%	to	-40.22%
2007	1.50%	to	2.60%	664,432	13.01	to	12.21	8,506,714	0.86%	2.58%	to	1.43%
2006	1.50%	to	2.60%	714,818	12.68	to	12.03	8,944,319	0.98%	13.04%	to	11.78%
2005	1.50%	to	2.60%	782,227	11.22	to	10.77	8,680,626	1.15%	4.16%	to	3%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.95%	to	2.00%	1,073,093	$8.21	to	10.63	$8,820,680	0.86%	35.89%	to	34.28%
2008	0.95%	to	2.20%	954,905	6.04	to	7.85	5,836,724	0.51%	-38.42%	to	-39.28%
2007	0.95%	to	2.20%	1,108,657	9.82	to	12.94	11,355,895	0.31%	-2.15%	to	-3.35%
2006	0.95%	to	2.25%	660,025	10.03	to	9.94	7,089,285	0.00%	0.31%	to	-0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2009	1.25%			14,582	11.99			174,782	0.65%	35.17%
2008	1.25%			15,897	8.87			141,006	0.26%	-38.78%
2007	1.25%			13,112	14.48			189,918	0.17%	-2.63%
2006	1.25%			14,220	14.88			211,533	0.02%	13.23%
2005	1.25%			12,741	13.14			167,389	0.00%	8.35%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.95%	to	2.25%	5,642,712	9.65	to	3.85	58,874,182	0.00%	31.35%	to	29.62%
2008	0.95%	to	2.30%	6,695,313	7.35	to	2.95	53,173,243	0.00%	-49.55%	to	-50.24%
2007	0.95%	to	2.70%	8,636,413	14.57	to	11.51	135,797,826	0.00%	5.32%	to	3.48%
2006	0.95%	to	2.70%	11,328,404	13.83	to	11.12	171,399,480	0.00%	1.98%	to	0.23%
2005	0.95%	to	2.70%	14,779,566	13.56	to	11.1	218,757,332	0.00%	11.26%	to	9.38%
Strategic Bond Fund/VA - Service Class (OVSBS)
2009	1.50%	to	2.60%	325,335	14.31	to	13.13	4,558,458	0.24%	16.63%	to	15.33%
2008	1.50%	to	2.60%	346,353	12.27	to	11.39	4,170,962	5.23%	-15.77%	to	-16.71%
2007	1.50%	to	2.60%	452,665	14.57	to	13.67	6,489,866	3.32%	7.9%	to	6.69%
2006	1.50%	to	2.60%	418,884	13.5	to	12.81	5,583,752	3.61%	5.63%	to	4.45%
2005	1.50%	to	2.60%	360,341	12.78	to	12.27	4,553,817	4.19%	0.95%	to	-0.18%
Real Return Portfolio - Administrative Class (PMVRRA)
2009	0.95%	to	1.30%	65,525	12.02	to	11.87	782,688	3.12%	17.27%	to	16.95%
2008	0.95%	to	1.30%	66,141	10.25	to	10.15	675,187	3.63%	-7.91%	to	-8.31%
2007	0.95%	to	1.30%	25,083	11.13	to	11.07	278,591	5.95%	9.66%	to	9.28%
2006	0.95%	to	1.30%	74,407	10.15	to	10.13	755,146	3.97%	1.5%	to	1.3%	*
Series D (Global Series) (SBLD)
2009	1.10%	to	1.30%	23,481	9.02	to	8.96	211,619	0.00%	17.91%	to	18.21%
2008	0.95%	to	1.30%	21,833	7.65	to	7.58	166,288	0.00%	-33.80%	to	-39.17%
2007	1.10%	to	1.30%	15,283	12.5	to	12.46	190,962	0.00%	7.67%	to	7.32%
2006	1.10%	to	1.15%	10,257	11.61			119,083	0.00%	16.1%			*
Series J (Mid Cap Growth Series) (SBLJ)
2009	0.95%	to	1.30%	14,777	7.74	to	7.65	113,801	0.00%	42.54%	to	42.19%
2008	0.95%	to	1.30%	11,088	5.43	to	5.38	59,995	0.00%	-40.54%	to	-40.75%
2007	0.95%	to	1.30%	6,602	9.13	to	9.08	60,149	0.00%	-11.36%	to	-11.67%
2006	0.95%	to	1.20%	5,632	10.3	to	10.28	57,954	0.00%	3%	to	2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2009	0.95%	to	1.25%	14,169	10.38	to	10.27	146,319	0.00%	24.46%	to	24.03%
2008	0.95%	to	1.25%	12,844	8.34	to	8.28	106,763	0.00%	-27.92%	to	-28.06%
2007	0.95%	to	1.25%	10,932	11.57	to	11.51	126,202	0.00%	5.09%	to	4.64%
2006	1.10%	to	1.25%	5,872	11.01	to	11	64,646	0.00%	10.1%	to	10%	*
Series O (All Cap Value Series) (SBLO)
2009	0.95%	to	1.30%	75,841	9.31	to	9.19	702,539	0.00%	31.87%	to	31.29%
2008	0.95%	to	1.30%	117,337	7.06	to	7	826,269	0.00%	-39.03%	to	-39.24%
2007	0.95%	to	1.30%	25,150	11.58	to	11.52	290,548	0.00%	1.85%	to	1.41%
2006	0.95%	to	1.15%	13,985	11.37	to	11.36	158,900	0.00%	13.7%	to	13.6%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Series P (High Yield Series) (SBLP)
2009	0.95%	to	1.30%	35,166	$12.72	to	12.56	$445,532	0.00%	71.2%	to	70.42%
2008	0.95%	to	1.30%	17,473	7.43	to	7.37	129,324	0.00%	-30.69%	to	-30.86%
2007	0.95%	to	1.30%	40,974	10.72	to	10.66	438,344	0.00%	1.13%	to	0.76%
2006	0.95%	to	1.30%	57,506	10.6	to	10.58	609,242	0.00%	6%	to	5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2009	0.95%	to	1.30%	63,451	11.06	to	10.92	697,437	0.00%	54.47%	to	53.8%
2008	0.95%	to	1.30%	64,592	7.16	to	7.1	460,344	0.00%	-39.17%	to	-39.37%
2007	0.95%	to	1.30%	52,222	11.77	to	11.71	612,804	0.00%	9.29%	to	8.83%
2006	1.10%	to	1.20%	17,623	10.77	to	10.76	189,748	0.00%	7.7%	to	7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2009	0.95%	to	1.30%	185,377	10.95	to	10.81	2,018,141	0.00%	42.58%	to	42.05%
2008	0.95%	to	1.30%	173,469	7.68	to	7.61	1,327,038	0.00%	-29.15%	to	-29.41%
2007	0.95%	to	1.30%	128,838	10.84	to	10.78	1,392,964	0.00%	0.93%	to	0.56%
2006	0.95%	to	1.25%	48,041	10.74	to	10.72	515,556	0.00%	7.4%	to	7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2009	0.95%	to	1.15%	6,371	7.56	to	7.51	47,929	0.00%	33.81%	to	33.63%
2008	0.95%	to	1.15%	4,010	5.65	to	5.62	22,552	0.00%	-47.59%	to	-47.82%
2007	1.10%	to	1.15%	145	10.78	to	10.77	1,561	0.00%	4.46%	to	4.36%
2006	1.10%	to	1.15%	81	10.32			836	0.00%	3.2%			*
Series Y (Select 25 Series) (SBLY)
2009	1.10%	to	1.25%	3,045	8.25	to	8.2	25,093	0.00%	31.79%	to	31.62%
2008	1.10%	to	1.25%	2,318	6.26	to	6.23	14,497	0.00%	-37.77%	to	-37.89%
2007	1.10%	to	1.25%	545	10.06	to	10.03	5,466	0.00%	-7.2%	to	-7.39%
2006	1.10%	to	1.25%	1,127	10.84	to	10.83	12,212	0.00%	8.4%	to	8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.95%	to	1.30%	188,936	13.08	to	12.92	2,460,265	5.11%	12.95%	to	12.64%
2008	0.95%	to	1.30%	153,732	11.58	to	11.47	1,774,326	4.48%	3.86%	to	3.43%
2007	0.95%	to	1.30%	33,848	11.15	to	11.09	376,864	5.60%	7.73%	to	7.15%
2006	0.95%	to	1.10%	21,396	10.35			221,448	3.67%	3.5%			*
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	1.25%			1,111	10.02			11,122	2.6%	28.19%
2008	1.25%			1,634	7.81			12,762	2.03%	-39.46%
2007	1.25%			2,177	12.91			28,097	1.24%	-7.22%
2006	1.25%			2,742	13.91			38,143	1.39%	14.47%
2005	1.25%			3,329	12.15			40,456	2.10%	3.92%
Capital Growth Portfolio - Class II (ACEG2)
2009	1.50%	to	2.60%	181,324	9.63	to	8.83	1,694,443	0.00%	63.16%	to	61.34%
2008	1.50%	to	2.50%	207,406	5.9	to	5.51	1,194,326	0.19%	-49.88%	to	-50.39%
2007	1.50%	to	2.50%	215,311	11.77	to	11.11	2,481,515	0.00%	14.88%	to	13.71%
2006	1.50%	to	2.60%	254,837	10.25	to	9.72	2,564,525	0.00%	1.09%	to	-0.04%
2005	1.50%	to	2.60%	281,218	10.14	to	9.73	2,808,969	0.01%	6.03%	to	4.85%
Comstock Portfolio - Class II (ACC2)
2009	1.50%	to	2.60%	821,709	10.81	to	9.92	8,659,295	4.31%	26.48%	to	25.07%
2008	1.50%	to	2.60%	1,011,292	8.55	to	7.93	8,446,011	2.42%	-36.77%	to	-37.47%
2007	1.50%	to	2.60%	1,281,115	13.52	to	12.68	16,966,951	1.68%	-3.8%	to	-4.88%
2006	1.50%	to	2.60%	1,437,197	14.05	to	13.33	19,854,900	1.25%	14.31%	to	13.04%
2005	1.50%	to	2.60%	1,555,924	12.29	to	11.8	18,867,355	0.94%	2.55%	to	1.41%
Diversified Stock Fund Class A Shares (VYDS)
2009	0.95%	to	2.05%	510,692	11.1	to	9.81	5,537,239	0.82%	25.85%	to	24.28%
2008	0.95%	to	2.05%	691,105	8.82	to	7.89	5,917,748	0.73%	-38.46%	to	-39.19%
2007	0.95%	to	2.15%	975,201	14.33	to	12.87	13,517,054	0.67%	8.9%	to	7.64%
2006	0.95%	to	2.15%	1,255,579	13.16	to	11.96	15,902,096	0.32%	12.6%	to	11.3%
2005	0.95%	to	2.15%	1,477,938	11.68	to	10.74	16,700,637	0.08%	7.72%	to	6.46%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Micro-Cap Portfolio - Investment Class (ROCMC)
2009	0.95%	to	1.30%	78,868	$9.97	to	9.85	$781,980	0.00%	56.51%	to	56.1%
2008	0.95%	to	1.30%	68,775	6.37	to	6.31	436,495	3.32%	-43.83%	to	-44.06%
2007	0.95%	to	1.30%	41,378	11.34	to	11.28	467,888	2.31%	3%	to	2.64%
2006	0.95%	to	1.20%	11,724	11.01	to	10.99	128,982	0.31%	10.1%	to	9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95%	to	1.95%	754,802	9.4	to	10.45	7,071,421	0.00%	40.44%	to	38.86%
2008	0.95%	to	2.20%	1,679,454	6.69	to	7.45	11,323,627	0.10%	-43.2%	to	-43.97%
2007	0.95%	to	2.20%	1,844,368	11.78	to	13.3	22,155,421	0.10%	11.41%	to	10.07%
2006	0.95%	to	2.20%	1,416,705	10.58	to	12.09	15,312,049	0.38%	5.76%	to	4.89%	*
2005	1.25%	to	2.25%	4,352	11.22	to	11.15	48,642	0.17%	12.21%	to	11.46%	*
Equity Income Portfolio - II (TREI2)
2009	0.95%	to	2.05%	1,708,614	8.81	to	8.46	15,026,299	1.55%	24.06%	to	22.68%
2008	0.95%	to	2.65%	1,993,851	7.1	to	7.62	14,377,376	2.16%	-36.87%	to	-38.03%
2007	0.95%	to	2.65%	1,986,743	11.25	to	12.29	22,946,653	1.71%	2.05%	to	0.35%
2006	0.95%	to	2.25%	1,364,550	11.02	to	12.34	15,774,454	1.36%	10.24%	to	9.31%	*
2005	1.25%	to	2.25%	29,153	10.55	to	10.48	306,871	0.76%	5.49%	to	4.78%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%			1,107	11.37			12,587	3.22%	6.01%
2008	0.95%	to	2.65%	1,526,688	10.75	to	10.18	16,328,229	3.76%	0.34%	to	-1.36%
2007	0.95%	to	2.05%	597,947	10.71	to	10.51	6,383,646	4.21%	4.22%	to	3.06%
2006	0.95%	to	1.85%	278,165	10.28	to	10.22	2,857,789	3.45%	2.77%	to	2.15%	*
2005	1.25%	to	2.25%	10,922	10.04	to	9.98	109,196	1.04%	0.44%	to	-0.24%	*
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	0.95%	to	2.05%	1,015,118	22.96	to	21.55	23,100,080	0.13%	111.37%	to	109.03%
2008	0.95%	to	2.15%	785,222	10.86	to	10.28	8,463,673	0.00%	-65.09%	to	-65.59%
2007	0.95%	to	2.65%	1,458,468	31.11	to	29.32	45,060,130	0.44%	36.25%	to	34.09%
2006	0.95%	to	2.40%	1,627,022	22.83	to	22.02	36,935,001	0.61%	38.21%	to	36.37%
2005	0.95%	to	2.40%	1,743,322	16.52	to	16.14	28,703,317	0.59%	30.62%	to	28.87%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.95%	to	2.20%	712,637	21.23	to	25.47	18,859,632	0.17%	111.15%	to	108.49%
2008	0.95%	to	2.20%	857,455	10.05	to	12.21	10,692,912	0.00%	-65.12%	to	-65.56%
2007	0.95%	to	2.20%	1,160,958	28.82	to	35.46	42,349,252	0.47%	36.3%	to	34.57%
2006	0.95%	to	2.30%	1,535,950	21.14	to	34.65	43,798,341	0.64%	38.17%	to	36.47%
2005	0.95%	to	2.30%	2,068,868	15.3	to	25.39	41,782,827	0.81%	30.75%	to	29.12%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	0.95%	to	2.25%	1,314,117	27.79	to	25.79	36,210,549	0.25%	56.12%	to	54.07%
2008	0.95%	to	2.65%	1,269,810	17.8	to	16.49	22,418,503	0.37%	-46.61%	to	-47.54%
2007	0.95%	to	2.65%	1,841,149	33.35	to	31.43	60,950,614	0.11%	43.94%	to	41.61%
2006	0.95%	to	2.65%	1,987,076	23.17	to	22.19	45,765,443	0.08%	23.36%	to	21.42%
2005	0.95%	to	2.40%	2,553,864	18.78	to	18.36	47,804,049	0.18%	50.18%	to	48.19%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.95%	to	2.20%	473,719	27.17	to	32.36	14,993,036	0.27%	56.04%	to	54.07%
2008	0.95%	to	2.20%	540,162	17.41	to	21.01	11,028,030	0.32%	-46.64%	to	-47.31%
2007	0.95%	to	2.20%	800,293	32.63	to	39.87	30,418,032	0.13%	43.97%	to	42.14%
2006	0.95%	to	2.30%	1,061,403	22.66	to	32.53	29,115,074	0.07%	23.31%	to	21.81%
2005	0.95%	to	2.30%	1,384,893	18.38	to	26.71	30,499,273	0.36%	50.24%	to	48.39%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.95%	to	2.45%	12,278,354	$22.34	to	19.55	$268,795,979	0.37%	23.86%	to	21.91%
2008	0.95%	to	2.45%	12,909,693	18.04	to	16.04	228,047,915	0.40%	-26.5%	to	-27.59%
2007	0.95%	to	2.50%	14,390,538	24.54	to	21.65	344,690,429	0.64%	42.74%	to	40.61%
2006	0.95%	to	2.50%	14,439,370	17.19	to	15.39	243,077,277	0.37%	19.01%	to	17.28%
2005	0.95%	to	2.50%	13,534,569	14.45	to	13.13	192,039,128	0.91%	23.1%	to	21.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2009	0.95%	to	2.25%	4,701,582	12.47	to	11.09	57,583,672	2.05%	12.15%	to	10.61%
2008	0.95%	to	2.25%	5,696,020	11.12	to	10.03	62,182,738	0.09%	-21.75%	to	-22.79%
2007	0.95%	to	2.40%	7,103,270	14.21	to	12.85	98,563,321	1.35%	12.58%	to	10.98%
2006	0.95%	to	2.40%	7,857,473	12.62	to	11.58	97,168,074	1.35%	10.16%	to	8.59%
2005	0.95%	to	2.40%	8,795,903	11.46	to	10.66	99,072,107	1.21%	4.02%	to	2.55%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2009	0.95%	to	2.45%	7,877,501	14.32	to	12.51	110,602,955	3.8%	6.15%	to	4.56%
2008	0.95%	to	2.45%	8,981,987	13.49	to	11.97	118,793,718	0.09%	-0.64%	to	-2.13%
2007	0.95%	to	2.45%	9,744,380	13.57	to	12.23	129,124,805	4.27%	4.66%	to	3.09%
2006	0.95%	to	2.45%	7,144,826	12.97	to	11.86	90,803,031	4.28%	3.26%	to	1.71%
2005	0.95%	to	2.45%	7,659,203	12.56	to	11.66	94,606,243	4.28%	0.65%	to	-0.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2009	0.95%	to	2.45%	14,723,373	9.45	to	8.24	136,658,228	1.03%	22.84%	to	20.83%
2008	0.95%	to	2.45%	18,240,906	7.7	to	6.82	137,697,882	0.16%	-35.39%	to	-36.41%
2007	0.95%	to	2.50%	22,343,431	11.91	to	10.73	259,445,543	0.60%	12.94%	to	11.23%
2006	0.95%	to	2.50%	25,267,360	10.55	to	9.65	260,652,329	0.86%	15.88%	to	14.14%
2005	0.95%	to	2.50%	27,738,468	9.1	to	8.45	247,757,812	0.32%	7.97%	to	6.35%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2009	0.95%	to	2.10%	1,974,176	12.01	to	11.16	23,409,402	1%	16.76%	to	15.24%
2008	0.95%	to	2.25%	2,406,092	10.29	to	9.61	24,430,897	0.07%	-36.52%	to	-37.4%
2007	0.95%	to	2.30%	2,699,802	16.21	to	15.31	43,121,810	0.96%	15.6%	to	14.09%
2006	0.95%	to	2.25%	2,287,217	14.02	to	13.44	31,707,103	1.55%	14.82%	to	13.39%
2005	0.95%	to	2.10%	1,421,645	12.21	to	11.89	17,222,991	1.47%	11.96%	to	10.72%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2009	0.95%	to	2.25%	1,063,778	10.3	to	9.81	10,865,760	0.00%	39.15%	to	37.32%
2008	0.95%	to	2.25%	1,046,875	7.4	to	7.14	7,688,769	0.10%	-46.66%	to	-47.36%
2007	0.95%	to	2.25%	794,716	13.88	to	13.57	10,956,096	0.50%	49.85%	to	47.88%
2006	0.95%	to	2.25%	225,125	9.26	to	9.18	2,079,139	1.04%	-7.4%	to	-8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2009	0.95%	to	2.40%	3,338,506	14.25	to	13.3	46,986,034	0.00%	71.99%	to	68.97%
2008	0.95%	to	2.40%	3,038,959	8.29	to	7.87	24,913,336	1.23%	-61.83%	to	-62.43%
2007	0.95%	to	2.50%	3,287,167	21.71	to	20.89	70,684,121	0.03%	42.13%	to	40.04%
2006	0.95%	to	2.50%	2,887,238	15.27	to	14.92	43,840,312	0.43%	24.3%	to	22.51%
2005	0.95%	to	2.50%	1,378,143	12.29	to	12.18	16,894,061	0.00%	22.87%	to	21.79%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.95%	to	2.40%	16,771,104	9.48	to	8.3	155,856,008	0.39%	25.87%	to	23.89%
2008	0.95%	to	2.40%	20,570,540	7.53	to	6.7	151,814,844	0.00%	-36.88%	to	-37.83%
2007	0.95%	to	2.50%	25,148,472	11.93	to	10.98	292,538,227	0.00%	24.61%	to	22.72%
2006	0.95%	to	2.50%	28,866,345	9.57	to	8.95	270,352,480	0.00%	4.04%	to	2.46%
2005	0.95%	to	2.50%	33,936,580	9.2	to	8.73	306,477,658	0.00%	10.18%	to	8.5%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2009	0.95%	to	2.45%	4,948,846	$17.49	to	15.29	$84,994,354	8.96%	45.03%	to	42.85%
2008	0.95%	to	2.45%	4,801,530	12.06	to	10.7	56,854,592	0.61%	-22.56%	to	-23.76%
2007	0.95%	to	2.50%	5,514,524	15.57	to	13.89	84,027,517	7.66%	2.87%	to	1.29%
2006	0.95%	to	2.50%	5,604,764	15.14	to	13.71	83,269,476	7.08%	9.22%	to	7.55%
2005	0.95%	to	2.50%	5,754,595	13.86	to	12.75	78,493,453	7.23%	1.57%	to	0.03%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2009	0.95%	to	2.45%	4,678,629	10.59	to	9.23	48,546,792	1.53%	25.69%	to	23.58%
2008	0.95%	to	2.45%	5,243,842	8.43	to	7.47	43,268,182	0.23%	-42.7%	to	-43.62%
2007	0.95%	to	2.45%	6,280,053	14.7	to	13.24	89,962,290	0.58%	20.14%	to	18.41%
2006	0.95%	to	2.45%	6,317,661	12.24	to	11.19	75,594,854	0.61%	19.84%	to	18.14%
2005	0.95%	to	2.45%	6,562,646	10.21	to	9.47	65,724,366	2.03%	15.37%	to	13.71%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2009	0.95%	to	2.05%	1,454,572	14.26	to	13.39	20,676,076	3.48%	35.66%	to	34.16%
2008	0.95%	to	2.25%	1,645,885	10.51	to	10.84	17,441,697	0.42%	-42.81%	to	-43.63%
2007	0.95%	to	2.25%	2,118,596	18.38	to	19.23	40,016,688	1.65%	8.83%	to	7.48%
2006	0.95%	to	2.25%	2,084,663	16.89	to	17.89	36,371,800	2.04%	28.39%	to	26.81%
2005	0.95%	to	2.25%	1,636,753	13.15	to	14.11	22,329,203	2.93%	10.11%	to	8.75%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2009	0.95%	to	2.05%	361,907	11.33	to	10.34	4,039,189	0.00%	39.95%	to	38.19%
2008	0.95%	to	2.05%	350,971	8.1	to	7.48	2,792,115	0.00%	-48.53%	to	-49.19%
2007	0.95%	to	2.20%	416,786	15.73	to	14.63	6,396,312	0.00%	5.47%	to	4.18%
2006	0.95%	to	2.20%	457,441	14.92	to	14.04	6,684,118	0.00%	11.2%	to	9.89%
2005	0.95%	to	2.20%	339,344	13.42	to	12.78	4,474,771	0.00%	19.72%	to	18.3%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2009	0.95%	to	2.40%	1,188,377	12.5	to	11.68	14,695,895	0.00%	45.27%	to	43.04%
2008	0.95%	to	2.25%	1,106,727	8.61	to	8.21	9,436,571	0.03%	-36.83%	to	-37.72%
2007	0.95%	to	2.50%	1,245,741	13.63	to	13.1	16,820,762	0.02%	11.54%	to	9.84%
2006	0.95%	to	2.50%	954,630	12.22	to	11.93	11,595,360	0.50%	7.53%	to	5.91%
2005	0.95%	to	2.50%	363,735	11.36	to	11.26	4,123,615	0.00%	13.61%	to	12.6%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.95%	to	2.40%	3,428,531	11.28	to	9.9	37,949,287	1.07%	0.06%	to	-1.4%
2008	0.95%	to	2.40%	6,113,637	11.28	to	10.04	67,435,079	2.09%	1.21%	to	-0.25%
2007	0.95%	to	2.40%	3,735,294	11.14	to	10.07	40,487,120	4.60%	3.62%	to	2.11%
2006	0.95%	to	2.40%	2,969,855	10.75	to	9.86	31,181,969	4.38%	3.33%	to	1.84%
2005	0.95%	to	2.40%	2,198,821	10.41	to	9.68	22,447,693	2.35%	1.52%	to	0.06%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95%	to	1.95%	543,845	10.4	to	10.02	5,600,904	5.5%	7.34%	to	6.24%
2008	0.95%	to	2.25%	672,056	9.69	to	9.29	6,465,650	0.88%	-11.79%	to	-12.96%
2007	0.95%	to	2.50%	855,365	10.99	to	10.58	9,362,133	3.41%	2.42%	to	0.83%
2006	0.95%	to	2.50%	808,187	10.73	to	10.49	8,673,304	5.22%	3.78%	to	2.17%
2005	0.95%	to	2.50%	618,701	10.34	to	10.27	6,420,496	5.69%	1.03%	to	-0.53%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.95%	to	2.25%	869,687	11.31	to	10.53	9,776,465	3.16%	22.45%	to	20.84%
2008	0.95%	to	2.25%	1,068,301	9.24			9,871,352	0.54%	-36.65%	to	-37.57%
2007	0.95%	to	2.50%	1,285,756	14.58	to	14.67	19,058,804	0.52%	-16.87%	to	-18.14%
2006	0.95%	to	2.50%	1,572,126	17.53	to	17.92	28,157,201	0.86%	28.85%	to	26.96%
2005	0.95%	to	2.50%	1,139,421	13.61	to	14.12	15,880,114	1.84%	9.78%	to	8.17%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	0.95%	to	2.45%	6,937,432	$13.52	to	11.8	$91,919,030	0.00%	42.47%	to	40.24%
2008	0.95%	to	2.45%	8,066,843	9.49	to	8.41	74,948,034	0.00%	-34.52%	to	-35.55%
2007	0.95%	to	2.50%	9,699,144	14.5	to	14.16	137,088,431	0.00%	23.18%	to	21.33%
2006	0.95%	to	2.50%	10,562,288	11.77	to	11.67	121,575,510	0.00%	6.85%	to	5.25%
2005	0.95%	to	2.50%	11,941,607	11.01	to	11.09	129,070,341	0.00%	16.13%	to	14.41%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	0.95%	to	2.45%	6,103,814	12.15	to	10.59	72,782,371	0.42%	33.44%	to	31.3%
2008	0.95%	to	2.45%	7,141,914	9.1	to	8.07	63,716,776	0.00%	-39.76%	to	-40.74%
2007	0.95%	to	2.50%	8,843,950	15.11	to	14.09	130,361,616	0.00%	12.43%	to	10.71%
2006	0.95%	to	2.50%	10,059,603	13.44	to	12.73	132,310,577	0.00%	4.06%	to	2.48%
2005	0.95%	to	2.50%	12,069,149	12.91	to	12.42	153,045,546	0.00%	11.81%	to	10.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2009	0.95%	to	2.05%	719,794	11.95	to	11.22	8,594,076	0.00%	27.92%	to	26.5%
2008	0.95%	to	2.05%	824,726	9.35	to	9.65	7,753,067	0.19%	-26.83%	to	-27.72%
2007	0.95%	to	2.15%	921,499	12.77	to	13.3	12,023,934	0.01%	-5.05%	to	-6.17%
2006	0.95%	to	2.15%	981,472	13.45	to	14.17	13,544,922	0.14%	15.74%	to	14.4%
2005	0.95%	to	2.15%	1,005,493	11.62	to	12.39	12,034,087	0.00%	3.16%	to	1.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2009	0.95%	to	2.45%	5,275,682	12.27	to	10.76	63,321,636	2.09%	25.44%	to	23.4%
2008	0.95%	to	2.45%	6,491,989	9.78	to	8.72	62,086,887	0.22%	-34.44%	to	-35.51%
2007	0.95%	to	2.45%	7,960,591	14.92	to	13.53	115,970,544	0.93%	0.92%	to	-0.55%
2006	0.95%	to	2.45%	9,004,271	14.78	to	13.6	130,384,387	1.02%	15.77%	to	14.07%
2005	0.95%	to	2.45%	10,933,745	12.77	to	11.93	137,210,472	1.38%	3.43%	to	1.93%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	1.60%	to	1.75%	26,804	11.02	to	10.86	292,549	0.00%	45.37%	to	45.15%
2008	0.95%	to	2.65%	8,437,109	8.03	to	8.65	67,613,857	1.87%	-40.67%	to	-41.75%
2007	0.95%	to	2.70%	10,766,464	13.53	to	14.79	148,802,499	0.62%	5.61%	to	3.8%
2006	0.95%	to	2.70%	13,514,581	12.81	to	14.25	180,134,788	0.00%	11.16%	to	9.25%
2005	0.95%	to	2.70%	16,647,315	11.52	to	13.04	200,165,641	0.00%	6.86%	to	5.03%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.95%	to	2.15%	358,511	13.12	to	9.46	4,689,092	0.00%	31.18%	to	30.12%	*
Advisers Management Trust - Focus Portfolio - S Class Shares (Obsolete) (AMFOS)
2005	1.50%	to	2.60%	39,503	21.03	to	20.18	816,015	0.00%	-1.6%	to	-2.7%
Financial Investors First Horizon Core Equity Portfolio (obsolete) (FHGIP)
2005	0.95%	to	2.00%	149,531	9.64	to	9.21	1,415,472	1.28%	-3.66%	to	-4.68%
First Horizon Capital Appreciation Portfolio (obsolete) (FHCAP)
2005	0.95%	to	2.00%	39,067	14.17	to	13.53	542,543	0.00%	2.08%	to	1%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95%	to	1.65%	351,739	9.29	to	10.11	3,287,420	1.67%	-41.6%	to	-42.01%
2007	0.95%	to	1.65%	429,076	15.9	to	17.44	6,859,987	1.06%	15.48%	to	14.66%
2006	0.95%	to	1.65%	566,655	13.77	to	15.21	7,848,707	0.97%	17.53%	to	16.7%
2005	0.95%	to	1.65%	722,518	11.71	to	13.03	8,518,004	0.84%	16.33%	to	15.51%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95%	to	1.20%	137,487	6.89	to	8.24	963,234	1.66%	-47.26%	to	-47.39%
2007	0.95%	to	1.25%	189,766	13.07	to	15.58	2,512,874	0.00%	-4.87%	to	-5.16%
2006	0.95%	to	1.30%	225,532	13.74	to	16.36	3,141,525	0.00%	12.13%	to	11.74%
2005	0.95%	to	1.40%	303,526	12.25	to	14.65	3,775,401	0.00%	15.04%	to	14.52%
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50%	to	2.60%	101,828	13.75	to	13.05	1,376,470	0.00%	6.39%	to	5.21%
2005	1.50%	to	2.60%	121,394	12.93	to	12.4	1,548,272	0.00%	3.18%	to	2.03%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95%	to	2.35%	6,114,999	$9.64	to	7.7	$57,262,331	2.68%	-26.26%	to	-27.34%
2007	0.95%	to	2.40%	8,194,862	13.07	to	10.55	103,890,742	2.20%	3.63%	to	2.15%
2006	0.95%	to	2.65%	10,363,591	12.61	to	10.12	126,752,943	2.25%	11.19%	to	9.32%
2005	0.95%	to	2.65%	12,798,198	11.34	to	9.26	141,266,241	1.96%	1.57%	to	-0.14%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95%	to	2.65%	3,026,086	8.27	to	5.91	25,366,292	0.00%	-46.62%	to	-47.62%
2007	0.95%	to	2.65%	4,466,109	15.46	to	11.28	70,146,887	0.00%	7.97%	to	6.16%
2006	0.95%	to	2.65%	5,554,033	14.36	to	10.63	80,969,198	0.00%	8.87%	to	7.06%
2005	0.95%	to	2.65%	6,941,684	13.19	to	9.93	93,142,769	0.00%	8.7%	to	6.9%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95%	to	2.30%	1,228,220	9.59	to	9	11,674,270	1.12%	-33.84%	to	-34.81%
2007	0.95%	to	2.30%	2,001,101	14.5	to	13.81	28,780,769	0.96%	1.47%	to	0.14%
2006	0.95%	to	2.30%	3,023,212	14.29	to	13.79	42,901,825	0.64%	15.73%	to	14.22%
2005	0.95%	to	2.55%	5,126,253	12.35	to	12.03	63,040,445	0.19%	8.18%	to	6.51%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95%	to	1.85%	424,452	10.99	to	7.79	4,643,921	2.80%	-36.79%	to	-37.37%
2007	0.95%	to	1.85%	537,328	17.39	to	12.44	9,298,560	1.22%	0.81%	to	-0.11%
2006	0.95%	to	2.30%	791,274	17.25	to	13.34	13,592,744	0.87%	18.22%	to	16.67%
2005	0.95%	to	2.30%	993,748	14.59	to	11.44	14,454,274	0.75%	7.12%	to	5.72%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95%	to	2.00%	170,035	9.79	to	9.27	1,627,561	0.47%	3.1%	to	2.03%
2005	0.95%	to	2.05%	181,917	9.5	to	9.07	1,696,640	0.38%	0.92%	to	-0.18%
Variable Insurance Funds - V.I. Blue Chip Fund - Series I (Obsolete) (AVBC)
2005	0.95%	to	2.05%	49,836	9.64	to	9.2	473,443	0.58%	2.52%	to	1.4%
Variable Insurance Funds - V.I. Premier Equity Fund - Series I (obsolete) (AVV)
2005	0.95%	to	1.55%	46,399	9.48	to	9.24	432,685	0.80%	4.65%	to	4.02%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95%	to	2.45%	3,102,882	12.22	to	11.17	37,128,029	3.38%	2.98%	to	1.43%
2005	0.95%	to	2.45%	3,575,770	11.87	to	11.01	41,681,171	3.05%	0.72%	to	-0.78%

2009	Reserves for annuity contracts in payout phase:								81,634,158
2009	Contract owners equity:								$7,961,391,641
2008	Reserves for annuity contracts in payout phase:								67,678,494
2008	Contract owners equity:								$7,651,606,707
2007	Reserves for annuity contracts in payout phase:								100,490,623
2007	Contract owners equity:								$14,026,009,866
2006	Reserves for annuity contracts in payout phase:								92,698,887
2006	Contract owners equity:								$15,205,517,008
2005	Reserves for annuity contracts in payout phase:								70,940,826
2005	Contract owners equity:								$15,354,197,207

*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.

**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2009.

Statements of Operations for the year ended December 31, 2009.

Statements of Changes in Contract Owners' Equity for the years ended December 31, 2009 and 2008.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Income (Loss) for the years ended December 31, 2009, 2008 and 2007.

Consolidated Balance Sheets as of December  31, 2009 and 2008.

Consolidated Statements of Changes in Shareholder’s Equity as of December 31, 2009, 2008 and 2007.

Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.

Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 29, 1998 with Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Contract of reinsurance in connection with the variable annuity contracts offered – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2.htm”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”

(9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

(11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”

(12)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

(15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(16)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document “alliancebernsteinfpa.htm”

(17)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document “vaneckfpa.htm”

(18)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”

The following Fund Participation Agreements were previously filed and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(19)
Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000, filed on April 22, 2008 with post effective amendment number 21 of registration statement (033-60063).

(9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
LEARNING CIRCLE EDUCATION SERVICES OH
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock:5,000 Shares
Casualty–100% OH
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000 Shares
Casualty–100% OH
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
NMC CPC WT INVESTMENT, LLC
Class A Units
NMC - 100%
Class B Units
None
Class C Units
NMC 100% DE
1492 CAPITAL, LLC (1492)
Casualty–100% OH
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI-100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO –87.3%
Allied P&C–8.47%
Depositors –4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000 Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock:250,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock:1,000,000Shares
Titan-100% MI
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100% TX
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - Dotted Line
September 30, 2010
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –19%
Casualty–70%
Fire–10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH –100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line

September 30, 2010

Page 2

(Nationwide Corp. subsidiaries)

Item 27.          Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2010 was 65,606 and 47,111 respectively.

Item 28.           Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a) (1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)
Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)

Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)

And of First Security Benefit Life Insurance and Annuity Company of New York:

Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

SDI also acts as principal underwriter for the following management investment companies for which Security Investors, LLC, an affiliate of SDI, Security Benefit Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, acts as investment adviser:

SBL Fund
Security Mid Cap Growth Fund
Security Financial Resources Collective Investments, LLC

(a) (3)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Bond Fund.
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Cash Management
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors International Growth Fund
Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund
Waddell & Reed Advisors New Concepts Fund.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
Waddell & Reed InvestEd Portfolios, Inc.
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Conservative Portfolio
Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy
Ivy Funds VIP Balanced
Ivy Funds VIP Bond
Ivy Funds VIP Core Equity
Ivy Funds VIP Dividend Opportunities
Ivy Funds VIP Energy
Ivy Funds VIP Global Natural Resources
Ivy Funds VIP Growth
Ivy Funds VIP High Income
Ivy Funds VIP International Growth
Ivy Funds VIP International Core Equity
Ivy Funds VIP Micro Cap Growth
Ivy Funds VIP Mid Cap Growth
Ivy Funds VIP Money Market
Ivy Funds VIP Pathfinder Aggressive
Ivy Funds VIP Pathfinder Conservative
Ivy Funds VIP Pathfinder Moderately Aggressive
Ivy Funds VIP Pathfinder Moderately Conservative
Ivy Funds VIP Pathfinder Moderate
Ivy Funds VIP Real Estate Securities
Ivy Funds VIP Science and Technology
Ivy Funds VIP Small Cap Growth
Ivy Funds VIP Small Cap Value
Ivy Funds VIP Value

(b) (1)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2)	Directors and Officers of SDI:

Mark J. Carr, President and Director
Richard Martinez, Treasurer
Amy J. Lee, Secretary and Chief Compliance Officer
Jim Schmank, Vice President and Director
Dale W. Martin, Jr., Director
Christopher D. Swickard, Assistant Secretary
Carmen R. Hill, Assistant Vice President
Richard Wells, Director

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(b) (3)	Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President and Associate National Sales Manager
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operations Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c) (1)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c) (2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions for year ending 12/31/09	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Security Distributors, Inc.	$462,350.04	$ 0	$0	$462,350.04
*SBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

(c) (3)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.   Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25 th   day of October , 2010.

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)
By /s/ KEITH W. HINZE
Keith W. Hinze

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 25 th day of October , 2010.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ KEITH W. HINZE
Keith W. Hinze
Attorney-in-Fact